Registration Nos. 333-92380/811-21149

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 16/X/
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

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Amendment No. 17/X/
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T. Rowe Price Retirement Funds, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant`s Telephone Number, Including Area Code

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David Oestreicher
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100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering October 1, 2008
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It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

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/X/On October 1, 2008 pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date) pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

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October 1, 2008
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Prospectus

T. Rowe Price

Retirement Funds

Twelve retirement funds that invest in a combination of T. Rowe Price stock and bond funds in pursuit of different risk and reward goals.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	20

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	22
	Useful Information on Distributions and Taxes	27
	Transaction Procedures and Special Requirements	33
	Account Maintenance and Small Account Fees	37

3	More About the Funds
	Organization and Management	38
	Understanding Performance Information	41
	Description of Underlying Funds	42
	Investment Policies of the Retirement Funds	43
	Investment Policies and Practices of the Underlying Funds	45
	Disclosure of Fund Portfolio Information	45
	Financial Highlights	45

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	58
	Opening a New Account	59
	Purchasing Additional Shares	61
	Exchanging and Redeeming Shares	62
	Rights Reserved by the Funds	64
	Information About Your Services	65
	T. Rowe Price Brokerage	67
	Investment Information	68
	T. Rowe Price Privacy Policy	69
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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $387.7 billion for more than 11 million individual and institutional investor accounts as of June 30, 2008. T. Rowe Price is the funds` investment manager.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Funds 1

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund — TRRFX
T. Rowe Price Retirement 2010 Fund — TRRAX
T. Rowe Price Retirement 2015 Fund — TRRGX
T. Rowe Price Retirement 2020 Fund — TRRBX
T. Rowe Price Retirement 2025 Fund — TRRHX
T. Rowe Price Retirement 2030 Fund — TRRCX
T. Rowe Price Retirement 2035 Fund — TRRJX
T. Rowe Price Retirement 2040 Fund — TRRDX
T. Rowe Price Retirement 2045 Fund — TRRKX
T. Rowe Price Retirement 2050 Fund — TRRMX
T. Rowe Price Retirement 2055 Fund — TRRNX
T. Rowe Price Retirement Income Fund — TRRIX

objective, strategy, risks, and expenses

What is each fund`s objective?

The objective of each fund (other than the Income Fund) is the highest total return over time consistent with an emphasis on both capital growth and income. The funds pursue their objectives by investing in a diversified portfolio of T. Rowe Price stock and bond funds. Each fund`s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The objective of the Income Fund is the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund (other than the Income Fund) reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

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The following tables detail the way each portfolio is expected to be allocated among the various asset classes and sectors. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of September 1, 2008. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The fixed-income allocations include all bond asset classes and sectors.
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Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	13.00%	Short-Term Income	13.00%	Short-Term Income
Fixed Income	35.50	Domestic Bonds	31.20	New Income
		High-Yield Bonds	4.30	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	41.25	Large-Cap	31.65 1.35 0.00	Equity Index 500 Growth Stock Value
		Mid-Cap	2.80 2.15	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.20 1.00 1.10	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	10.25	Developed	2.65 3.20 2.90	International Growth & Income International Stock Overseas Stock
		Emerging	1.50	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	8.00%	Short-Term Income	8.00%	Short-Term Income
Fixed Income	30.50	Domestic Bonds	26.10	New Income
		High-Yield Bonds	4.40	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	49.25	Large-Cap	27.90 7.00 4.50	Equity Index 500 Growth Stock Value
		Mid-Cap	3.35 2.55	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.40 1.25 1.30	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	12.25	Developed	3.15 3.80 3.50	International Growth & Income International Stock Overseas Stock
		Emerging	1.80	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	4.50%	Short-Term Income	4.50%	Short-Term Income
Fixed Income	25.50	Domestic Bonds	20.90	New Income
		High-Yield Bonds	4.60	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	55.95	Large-Cap	23.35 12.15 9.30	Equity Index 500 Growth Stock Value
		Mid-Cap	2.80 2.90	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.60 1.40 1.45	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	14.05	Developed	3.60 4.35 3.95	International Growth & Income International Stock Overseas Stock
		Emerging	2.15	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	2.00%	Short-Term Income	2.00%	Short-Term Income
Fixed Income	20.50	Domestic Bonds	16.15	New Income
		High-Yield Bonds	4.35	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	62.00	Large-Cap	19.55 16.60 13.45	Equity Index 500 Growth Stock Value
		Mid-Cap	4.25 3.20	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.80 1.55 1.60	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	15.50	Developed	4.00 4.80 4.35	International Growth & Income International Stock Overseas Stock
		Emerging	2.35	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	15.50	Domestic Bonds	11.65	New Income
		High-Yield Bonds	3.85	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	67.75	Large-Cap	16.10 20.8017.30	Equity Index 500 Growth Stock Value
		Mid-Cap	4.60 3.50	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.95 1.70 1.80	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	16.75	Developed	4.30 5.20 4.75	International Growth & Income International Stock Overseas Stock
		Emerging	2.50	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	10.50	Domestic Bonds	7.70	New Income
		High-Yield Bonds	2.80	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	71.75	Large-Cap	13.30 23.90 20.20	Equity Index 500 Growth Stock Value
		Mid-Cap	4.90 3.70	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.05 1.80 1.90	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	17.75	Developed	4.55 5.50 5.05	International Growth & Income International Stock Overseas Stock
		Emerging	2.65	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 10  2050 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 11  2055 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 12  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	30.00%	Short-Term Income	30.00%	Short-Term Income
Fixed Income	27.50	Domestic Bonds	23.55	New Income
		High-Yield Bonds	3.95	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	33.95	Large-Cap	27.20 0.00 0.00	Equity Index 500 Growth Stock Value
		Mid-Cap	2.30 1.75	Mid-Cap Growth Mid-Cap Value
		Small-Cap	0.95 0.85 0.90	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	8.55	Developed	2.20 2.65 2.40	International Growth & Income International Stock Overseas Stock
		Emerging	1.30	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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The target allocations for the broad asset classes (Short-Term Income, Fixed Income, Domestic Stock, and International Stock) are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term income, 30% fixed income, and 40% stocks, and the target allocations for the broad asset classes are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds` target allocations, within that broad asset class. When deciding upon allocations within these prescribed limits, the manager may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only if the capacity of the underlying fund representing the small- and mid-cap sectors is limited.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security or currency, are measured at the time each fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities or currencies may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

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General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Sectors of the equity market can experience reduced trading activity,
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making securities difficult to sell and subject to erratic price movements. Losses could occur if an underlying fund is not able to sell a holding at a favorable price. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.
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Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as stocks of small- and mid-cap companies are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.
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Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.
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Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:
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Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.
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Credit risk. This is the chance that the perceived creditworthiness of a fund holding deteriorates, or any of a fund`s holdings has its credit rating downgraded or defaults (fails to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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Investment-grade (AAA through BBB) securities should have a relatively low risk of encountering financial problems and a relatively high probability of future payments. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, and firms with heavy debt loads. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.
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Liquidity risk. This is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.
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International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:
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Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.
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Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.
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Each fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell which fund is most appropriate for me?

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Consider your estimated retirement date and risk tolerance. These funds` investment programs assume a retirement age of 65. It is expected that the investor will choose a fund whose stated date is closest to the date the investor turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
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How has each fund performed in the past?

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The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not an indication of future performance.
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The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the funds` other returns because the loss generates a tax benefit that is factored into the result.
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The fund`s return for the six months ended 06/30/08 was -5.26%.	The fund`s return for the six months ended 6/30/08 was -6.42%.
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The fund`s return for the six months ended 06/30/08 was -7.11%.	The fund`s return for the six months ended 06/30/08 was -8.06%.
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The fund`s return for the six months ended 06/30/08 was -8.73%.	The fund`s return for the six months ended 06/30/08 was -9.19%.
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The fund`s return for the six months ended 06/30/08 was -9.47%.	The fund`s return for the six months ended 06/30/08 was -9.48%.
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The fund`s return for the six months ended 06/30/08 was -9.43%.	The fund`s return for the six months ended 06/30/08 was -9.45%.
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The fund`s return for the six months ended 06/30/08 was -9.45%.	The fund`s return for the six months ended 06/30/08 was -3.90%.
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Table 13  Average Annual Total Returns (continued)
	Periods ended December 31, 2007
	1 year	5 years	Shorter of 10 years or since inception	Inception date
2005 Fund
Returns before taxes	6.67%	—	8.04%	2/27/04
Returns after taxes on distributions	5.41	—	7.12
Returns after taxes on distributions and sale of fund shares	4.85	—	6.53
Dow Jones Target 2005 Index	6.84	—	5.93
Combined Index Portfolioa	6.77	—	7.75
2010 Fund
Returns before taxes	6.65	11.95	12.61	9/30/02
Returns after taxes on distributions	5.58	11.23	11.86
Returns after taxes on distributions and sale of fund shares	4.82	10.13	10.71
Dow Jones Target 2010 Index	7.73	10.16	10.65
Combined Index Portfoliob	6.82	11.38	11.98
2015 Fund
Returns before taxes	6.75	—	9.32	2/27/04
Returns after taxes on distributions	5.73	—	8.61
Returns after taxes on distributions and sale of fund shares	4.93	—	7.77
Dow Jones Target 2015 Index	7.78	—	8.20
Combined Index Portfolioc	6.85	—	8.82
2020 Fund
Returns before taxes	6.73	13.52	14.40	9/30/02
Returns after taxes on distributions	5.75	12.89	13.73
Returns after taxes on distributions and sale of fund shares	4.96	11.61	12.39
Dow Jones Target 2020 Index	8.11	13.83	14.38
Combined Index Portfoliod	6.84	12.84	13.53
2025 Fund
Returns before taxes	6.81	—	10.33	2/27/04
Returns after taxes on distributions	5.91	—	9.72
Returns after taxes on distributions and sale of fund shares	5.03	—	8.73
Dow Jones Target 2025 Index	8.31	—	10.82
Combined Index Portfolioe	6.83	—	9.70
2030 Fund
Returns before taxes	6.83	14.76	15.69	9/30/02
Returns after taxes on distributions	5.97	14.25	15.14
Returns after taxes on distributions and sale of fund shares	5.09	12.82	13.65
Dow Jones Target 2030 Index	8.43	16.74	17.31
Combined Index Portfoliof	6.81	14.27	15.03
2035 Fund
Returns before taxes	6.81	—	10.73	2/27/04
Returns after taxes on distributions	5.99	—	10.23
Returns after taxes on distributions and sale of fund shares	5.07	—	9.15
Dow Jones Target 2035 Index	8.48	—	12.31
Combined Index Portfoliog	6.76	—	10.18
2040 Fund
Returns before taxes	6.77	14.76	15.75	9/30/02
Returns after taxes on distributions	5.92	14.29	15.23
Returns after taxes on distributions and sale of fund shares	5.07	12.84	13.72
Dow Jones Target 2040 Index	8.48	17.68	18.25
Combined Index Portfoliog	6.76	14.29	15.04
2045 Fund
Returns before taxes	6.84	—	12.62	5/31/05
Returns after taxes on distributions	6.08	—	12.06
Returns after taxes on distributions and sale of fund shares	5.05	—	10.71
Dow Jones Target 2045 Index	8.47	—	14.59
Combined Index Portfoliog	6.76	—	11.96
2050 Fund
Returns before taxes	6.82	—	6.78	12/29/06
Returns after taxes on distributions	6.36	—	6.33
Returns after taxes on distributions and sale of fund shares	4.68	—	5.60
Dow Jones Target 2050 Index	8.47	—	8.47
Combined Index Portfoliog	6.76	—	6.76
2055 Fund
Returns before taxes	6.82	—	6.78	12/29/06
Returns after taxes on distributions	6.36	—	6.33
Returns after taxes on distributions and sale of fund shares	4.68	—	5.60
Dow Jones Target 2050 Index	8.47	—	8.47
Combined Index Portfoliog	6.76	—	6.76
Income Fund
Returns before taxes	6.09	8.90	9.38	9/30/02
Returns after taxes on distributions	4.60	7.75	8.21
Returns after taxes on distributions and sale of fund shares	4.15	7.09	7.50
Dow Jones Moderately Conservative Portfolio Index	7.47	10.06	10.50
Combined Index Portfolioh	6.30	8.31	8.65
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

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aCombined Index Portfolio is an unmanaged portfolio composed of 51% stocks (43% Dow Jones Wilshire 5000 Composite Index, 8% MSCI EAFE Index), 37% bonds (Lehman Brothers U.S. Aggregate Index), 12% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
bCombined Index Portfolio is an unmanaged portfolio composed of 61% stocks (51.5% Dow Jones Wilshire 5000 Composite Index, 9.5% MSCI EAFE Index), 32% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
cCombined Index Portfolio is an unmanaged portfolio composed of 69% stocks (58% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Index), 27% bonds (Lehman Brothers U.S. Aggregate Index), 4% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
dCombined Index Portfolio is an unmanaged portfolio composed of 76.5% stocks (64% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Index), 22% bonds (Lehman Brothers U.S. Aggregate Index), 1.5% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
eCombined Index Portfolio is an unmanaged portfolio composed of 83% stocks (69.75% Dow Jones Wilshire 5000 Composite Index, 13.25% MSCI EAFE Index), 17% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
fCombined Index Portfolio is an unmanaged portfolio composed of 88% stocks (73.75% Dow Jones Wilshire 5000 Composite Index, 14.25% MSCI EAFE Index), 12% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
gCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75.25% Dow Jones Wilshire 5000 Composite Index, 14.75% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
hCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (33.5% Dow Jones Wilshire 5000 Composite Index, 6.5% MSCI EAFE Index), 30% cash (Citigroup 3-month Treasury Bill Index). The indices and percentages may vary over time.
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Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bonds, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

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Beginning June 1, 2008, two components of each Retirement Fund`s Combined Index Portfolio benchmark were changed. For the domestic stocks portion of each benchmark, the Dow Jones Wilshire 5000 Composite Index was replaced by the Russell 3000 Index, which is more representative of the markets from which the underlying fund managers select their holdings. For the international equities portion of each benchmark, the MSCI EAFE Index was replaced by the MSCI All Country World ex-USA Index, which includes emerging and developed markets, making it more representative of how the funds invest in international stocks. Performance shown for the periods ending December 31, 2008, will reflect these changes to the Combined Index Portfolios.
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Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees and expenses will I pay?

The shares that are offered in this prospectus are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table shows the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying (acquired) funds.

Table 14  Fees and Expenses of the Funds*
Fund	Management fee	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses

2005	0.00%	0.00%	0.58%	0.58%
2010	0.00	0.00	0.61	0.61
2015	0.00	0.00	0.65	0.65
2020	0.00	0.00	0.68	0.68
2025	0.00	0.00	0.70	0.70
2030	0.00	0.00	0.72	0.72
2035	0.00	0.00	0.73	0.73
2040	0.00	0.00	0.73	0.73
2045	0.00	0.00	0.73	0.73
2050	0.00	0.00	0.73	0.73
2055	0.00	0.00	0.73	0.73
Income	0.00	0.00	0.55	0.55
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

*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

aThe direct operating expenses of each Retirement Fund are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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
Fund	1 year	3 years	5 years	10 years
2005	$59	$186	$324	$726
2010	62	195	340	762
2015	66	208	362	810
2020	69	218	379	847
2025	72	224	390	871
2030	74	230	401	894
2035	75	233	406	906
2040	75	233	406	906
2045	75	233	406	906
2050	75	233	406	906
2055	75	233	406	906
Income	56	176	307	689

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other INFORMATION about the funds

What will happen on the target date?

Each fund assumes a retirement age of 65. After reaching the stated date for each fund (other than the Income Fund), the fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its stated date, the fund will maintain approximately a 20% allocation to stocks.
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What are the funds` potential rewards?

These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement date. In general, these funds` investment programs assume a retirement age of 65.
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
For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s assumed retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated dates, the funds` allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.
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To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these 12 funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

There is no guarantee the funds will achieve their goals. The funds are not a complete solution to the retirement needs of investors. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

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Is there other information I can review before making a decision?
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
Be sure to read Description of Underlying Funds, Investment Policies of the Retirement Funds, and Investment Policies and Practices of the Underlying Funds in Section 3.
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
The Statement of Additional Information contains more detailed information about each fund and its investments, operations, and expenses.

With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com today for more information.
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Information About Accounts in T. Rowe Price

Funds 2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to the T. Rowe Price family of stock, bond, and money funds.

Pricing Shares and Receiving Sale Proceeds

How and When Shares Are Priced

The share price (also called "net asset value" or NAV per share) for all funds is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money funds. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts or if you hold your account through an intermediary.

How Your Purchase, Sale, or Exchange Price Is Determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that business day`s NAV. If we receive it after 4 p.m. ET, it will be priced at the next business day`s NAV.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How You Can Receive the Proceeds From a Sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET (on a business day) in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term trading can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed in the following table, assess a fee on redemptions (including exchanges), which reduces the proceeds from such redemptions by the amounts indicated:
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T. Rowe Price Funds With Redemption Fees (continued)
Fund	Redemption fee	Holding period
Africa & Middle East	2%	90 days or less
Developing Technologies	1%	90 days or less
Diversified Small-Cap Growth	1%	90 days or less
Emerging Europe & Mediterranean	2%	90 days or less
Emerging Markets Bond	2%	90 days or less
Emerging Markets Stock	2%	90 days or less
Equity Index 500	0.5%	90 days or less
European Stock	2%	90 days or less
Extended Equity Market Index	0.5%	90 days or less
Global Stock	2%	90 days or less
High Yield	1%	90 days or less
International Bond	2%	90 days or less
International Discovery	2%	90 days or less
International Equity Index	2%	90 days or less
International Growth & Income	2%	90 days or less
International Stock	2%	90 days or less
Japan	2%	90 days or less
Latin America	2%	90 days or less
New Asia	2%	90 days or less
Overseas Stock	2%	90 days or less
Real Estate	1%	90 days or less
Small-Cap Value	1%	90 days or less
Spectrum International	2%	90 days or less
Tax-Efficient Balanced	1%	less than 365 days
Tax-Efficient Growth	1%	less than 365 days
Tax-Efficient Multi-Cap Growth	1%	less than 365 days
Total Equity Market Index	0.5%	90 days or less
U.S. Bond Index	0.5%	90 days or less

Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund`s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund, through a retirement plan for which T. Rowe Price serves as recordkeeper, or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party.

Computation of Holding Period

When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the "first-in, first-out" (FIFO) method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. For funds with a 365-day holding period, a redemption fee will be charged on shares sold before the end of the required holding period. For funds with a 90-day holding period, a redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

Transactions Not Subject to Redemption Fees

The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

1.Shares redeemed via an automated systematic withdrawal plan;

2.Shares redeemed through or used to establish a systematic, nondiscretionary rebalancing or asset allocation program, if approved in writing by T. Rowe Price;

3.Shares purchased by the reinvestment of dividends or capital gain distributions;*

4.Shares converted from one share class to another share class of the same fund;*

5.Shares redeemed by a fund (e.g., for failure to meet account minimums or to cover various fees, such as fiduciary fees);

6.Shares purchased by rollover and changes of account registration within the same fund;*

7.Shares redeemed to return an excess contribution in an IRA account;

8.Shares purchased by a fund-of-funds product, if approved in writing by T. Rowe Price;

9.Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically;*

10.Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

*Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans

If shares are held in a retirement plan, generally redemption fees will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan`s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts

If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees. Intermediaries who are unable to implement redemption fees due to system limitations must either (1) implement short-term trading restrictions approved by T. Rowe Price until they have the system capabilities to assess the fees or (2) set forth an implementation plan acceptable to T. Rowe Price.

Certain intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

Useful Information on Distributions and Taxes

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.
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Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the U.S. Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

The following table provides details on dividend payments:

Table 15  Dividend Payment Schedule (continued)
Fund	Dividends
Money funds	Purchases received by T. Rowe Price by noon ET via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.

Declared daily and paid on the first business day of each month.
Bond funds	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
These stock funds only:	Declared and paid quarterly, if any, in March, June, September, and December.
Balanced	Must be a shareholder on the dividend record date.
Dividend Growth
Equity Income
Equity Index 500
Growth & Income
Personal Strategy Balanced
Personal Strategy Income
Real Estate
Retirement and Spectrum Funds:
Retirement Income and Spectrum Income	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
All others	Declared and paid annually, if any, generally in December.
Must be a shareholder on the dividend record date.
Tax-Efficient Balanced	Municipal Portion
Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of January, April, July, and October.
Equity Portion
Declared and paid annually, if any, generally in December.
Must be a shareholder on the dividend record date.
Other stock funds	Declared and paid annually, if any, generally in December.
Must be a shareholder on the dividend record date.
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Bond or money fund shares will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

Capital Gain Payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected from money funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent information for your tax filing needs on a timely basis.

If you invest in the fund through a tax-deferred account, such as an IRA, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other IRS forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you will generally be subject to tax when:

You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

Additional information about the taxation of dividends for certain T. Rowe Price funds is listed below:

Tax-Free and Municipal Funds
Regular monthly dividends (including those from the state-specific tax-free funds) are expected to be exempt from federal income taxes.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.You must report your total tax-free income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.For state-specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax of that particular state. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income dividend that should be included in your AMT calculation, if any, will be reported to you in January on Form 1099-INT.

Tax-Efficient Balanced Fund
The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends, which will be exempt from federal income tax. The fund may not always qualify to pay tax-exempt dividends.You must report your total tax-exempt income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.A small portion of your income dividend may also be exempt from state and local income taxes.If the fund invests in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income dividends that should be included in your AMT calculation, if any, will be reported to you in January on Form 1099-INT.

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For individual shareholders, a portion of ordinary dividends representing "qualified dividend income" received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as "qualified dividend income" in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Real Estate Fund or the bond and money funds is expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international funds or the bond and money funds is expected to qualify for this deduction.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

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In January, if applicable, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as specific identification.
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To help you maintain accurate records, we will send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all of your transactions in each fund account during the year.

Taxes on Fund Distributions

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In January, if applicable, you will be sent a Form 1099-DIV, Form 1099-INT, or other IRS forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the IRS. Taxable distributions are generally taxable to you in the year in which they are paid. Your bond or money fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes. Dividends from tax-free funds are generally expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. If you realized a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

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If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.
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The following table provides additional details on distributions for certain funds:
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Table 16  Taxes on Fund Distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.Payments received or gains realized on certain derivative transactions may result in taxable ordinary income or capital gain.To the extent the fund makes such investments, the likelihood of a taxable distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund makes such investments, the likelihood of a taxable distribution will be increased.

Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for the year will be distributed to you as a short-term capital gain resulting in ordinary income.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term capital losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year being treated as a return of capital.

Retirement and Spectrum Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax Consequences of Hedging
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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

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Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.
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Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Transaction Procedures and Special Requirements

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on Immediate Redemptions: 10-day Hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*AccessSM, and Online Account Transactions

You may access your account or conduct transactions using the telephone or Tele*AccessSM, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

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Large Redemptions
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Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. The fund has the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund`s portfolio rather than in cash ("redemption in-kind"). If this occurs, the securities will be selected by the fund in its absolute discretion and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs.
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Excessive and Short-Term Trading

T. Rowe Price may bar excessive and short-term traders from purchasing shares.

Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred for a minimum of 90 calendar days or permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice.

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All persons purchasing shares held directly with a T. Rowe Price fund, or through a retirement plan for which T. Rowe Price serves as recordkeeper, who make more than one purchase followed by one sale or one sale followed by one purchase involving the same fund within any 90-day calendar period will violate the policy.
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All persons purchasing fund shares held through an intermediary, including a broker, bank, investment adviser, recordkeeper, insurance company, or other third party, and who hold the shares for less than 90 calendar days will violate the policy.

Omnibus Accounts

Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying shareholder.

Retirement Plans

If shares are held in a retirement plan, generally the fund`s excessive trading policy only applies to shares purchased and redeemed by exchange. However, the policy may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the excessive trading policy is applied by your plan`s recordkeeper. To determine which of your transactions are subject to the fund`s excessive trading policy, you should contact T. Rowe Price or your plan recordkeeper.

Exceptions to Policy

The following types of transactions are generally exempt from this policy: 1) trades solely in money funds (exchanges between a money fund and a nonmoney fund are not exempt); 2) systematic purchases and redemptions (see Information About Your Services); and 3) checkwriting redemptions from bond and money funds.

In addition, transactions in systematic nondiscretionary rebalancing programs, nondiscretionary asset allocation programs, or fund-of-funds products may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.

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T. Rowe Price may modify the 90-day policy set forth above (for example, in situations where a retirement plan or retirement plan recordkeeper has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if the fund believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading your fund shares through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.
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There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading.
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Keeping Your Account Open

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Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to redeem your account at the then current NAV after giving you 60 days to increase your balance. This could result in a taxable gain.
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Signature Guarantees

A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests: (1) to redeem over $100,000; or (2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Account Maintenance and Small Account Fees

Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will be deducted automatically from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.

Account Maintenance Fee (Index Funds only)  An annual $10 account maintenance fee is charged on a quarterly basis ($2.50 per quarter) usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking.

More About the Funds 3

Organization and Management

How are the funds organized?

T. Rowe Price Retirement Funds, Inc. (Retirement Funds), was incorporated in Maryland in 2002. Currently, Retirement Funds consists of 12 series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end management investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

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Shareholders benefit from T. Rowe Price`s 71 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the funds?

General Oversight

Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. At least 75% of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Portfolio Management

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T. Rowe Price has established an Investment Advisory Committee with respect to the funds. The committee members are: Jerome A. Clark and Edmund M.
Notzon III, Co-chairmen, Edward C. Bernard, John H. Laporte, Wyatt A. Lee, Mary J. Miller, Brian C. Rogers, Robert W. Smith, Mark J. Vaselkiv, and Richard T. Whitney. The co-chairmen have day-to-day responsibility for managing the funds and work with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and his investment experience dates from that time. Mr. Notzon
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joined T. Rowe Price in 1989 and his investment experience dates from that time. The Statement of Additional Information provides additional information about the portfolio managers` compensation, other accounts managed by the portfolio managers, and the portfolio managers` ownership of securities in the funds.
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Management of the Underlying Funds

T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.

How are fund expenses determined?

The operating expenses of each Retirement Fund include (a) its direct operating expenses at the Retirement Fund level and (b) its pro-rata share of the fees and expenses of the acquired funds in which it invests. Fund operating expenses include shareholder servicing and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses. The payment of each Retirement Fund`s direct operating expenses is subject to a Special Servicing Agreement (described below) and certain provisions of its Investment Management Agreement with T. Rowe Price. Because of these agreements, each Retirement Fund effectively pays no operating expenses at the Retirement Fund level.

How the Special Servicing Agreements offset the expenses of the Retirement Funds.

The Retirement Funds` investments in the underlying funds are expected to provide savings to the underlying funds. This is primarily the result of the assumed elimination of numerous separate shareholder accounts which, in the absence of the Retirement Funds, would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. The estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the direct operating expenses of the Retirement Funds.

Each underlying fund has entered into a Special Servicing Agreement with each respective Retirement Fund and T. Rowe Price. These agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses. T. Rowe Price has agreed to bear any expenses of each Retirement Fund which exceed the estimated savings to each of the underlying funds. As a result of these provisions, the direct operating expenses of each Retirement Fund are expected to be paid for by the underlying funds in which it invests. Therefore, the Retirement Funds will effectively pay no operating expenses at the Retirement Fund level.

Of course, as discussed in "What fees and expenses will I pay?" in Section 1, shareholders of a Retirement Fund will still indirectly bear their proportionate share of the expenses of each underlying fund in which the Retirement Fund invests.

The Management Fee

T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statement of Additional Information for specific fees.

T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

A discussion about the factors and conclusions considered by the Board in approving each fund`s investment management contract with T. Rowe Price appears in each fund`s annual report to shareholders for the period ended May 31.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

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This is always hypothetical and should not be confused with actual year-by-year results. It smooths out variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.
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Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield, also called the standardized yield, may differ from the dividend yield.

Description of Underlying Funds

The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

Table 17 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described in the prospectuses for each of the underlying funds.

For more information about an underlying fund, call 1-800-638-5660.

The major characteristics of the underlying T. Rowe Price funds are as follows:

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Fixed-Income Funds	Objective/Program

Emerging Markets Bond	High income and capital appreciation.
High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 6- to 10-year range.
International Bond	High current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Income	High level of income consistent with minimal fluctuation in principal value and liquidity. Average effective maturity will not exceed three years.
Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
Overseas Stock	Long-term growth of capital through investments in the common stocks of non-U.S. companies.
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Investment Policies of the Retirement Funds

Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

Reserve Position

Each fund may maintain cash reserves in money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

Diversification

Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33 1/3% of each fund`s total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33 1/3% of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

Other Investment Restrictions

As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

Portfolio Turnover

Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

Investment Policies and Practices of the Underlying Funds

In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

Disclosure of Fund Portfolio Information

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Each fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the funds` first and third fiscal quarter-end. In addition, the fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of the fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. Each fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund`s total assets that they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of the funds` policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

Financial Highlights

Table 18, which provides information about each fund`s financial history, is based on a single share outstanding throughout the periods shown. Each fund`s section of the table is part of each fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP.

Table 18  Financial Highlights
	2/27/04* through 5/31/04	Year ended May 31
2005 Fund		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$10.00	$9.83	$10.52	$11.12	$12.32
Income From Investment Operations
Net investment income	0.02	0.24	0.28	0.35	0.37
Net gains or losses on securities (both realized and unrealized)	(0.19)b	0.60	0.61	1.36	(0.40)
Total from investment operations	(0.17)	0.84	0.89	1.71	(0.03)
Less Distributions
Dividends (from net investment income)	—	(0.13)	(0.21)	(0.30)	(0.34)
Distributions (fromcapital gains)	—	(0.02)	(0.08)	(0.21)	(0.25)
Returns of capital	—	—	—	—	—
Total distributions	—	(0.15)	(0.29)	(0.51)	(0.59)
Net asset value,end of period	$9.83	$10.52	$11.12	$12.32	$11.70
Ratiosc
Total return	(1.70)%	8.55%	8.51%	15.66%	(0.25)%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	1.75%d	2.29%	2.58%	3.01%	3.11%
Portfolio turnover rate	20.6%	12.0%	17.1%	22.3%	15.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.67%d	0.64%	0.61%	0.60%	0.58%
Effective expense ratio	0.67%d	0.64%	0.61%	0.60%	0.58%
Net assets, end of period(in thousands)	$18,869	$253,449	$476,236	$793,657	$930,319

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

dAnnualized.

eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	Year ended May 31
2010 Fund	2004	2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$11.47	$13.05	$13.95	$14.98	$16.98
Income From Investment Operations
Net investment income	0.15	0.28	0.33	0.41	0.44
Net gains or losses on securities (both realized and unrealized)	1.57	0.91	1.05	2.16	(0.69)
Total from investment operations	1.72	1.19	1.38	2.57	(0.25)
Less Distributions
Dividends (from net investment income)	(0.13)	(0.20)	(0.26)	(0.33)	(0.40)
Distributions (fromcapital gains)	(0.01)	(0.09)	(0.09)	(0.24)	(0.31)
Returns of capital	—	—	—	—	—
Total distributions	(0.14)	(0.29)	(0.35)	(0.57)	(0.71)
Net asset value,end of period	$13.05	$13.95	$14.98	$16.98	$16.02
Ratiosb
Total return	15.04%	9.13%	9.95%	17.42%	(1.49)%
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	1.83%	2.04%	2.24%	2.61%	2.73%
Portfolio turnover rate	16.3%	6.1%	11.3%	13.1%	7.8%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.71%	0.68%	0.65%	0.63%	0.61%
Effective expense ratio	0.71%	0.68%	0.65%	0.63%	0.61%
Net assets, end of period(in millions)	$389	$993	$1,832	$3,395	$4,246

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2015 Fund		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$10.00	$9.84	$10.65	$11.56	$13.33
Income From Investment Operations
Net investment income	0.01	0.19	0.23	0.28	0.31
Net gains or losses on securities (both realized and unrealized)	(0.17)b	0.75	0.92	1.88	(0.61)
Total from investment operations	(0.16)	0.94	1.15	2.16	(0.30)
Less Distributions
Dividends (from net investment income)	—	(0.11)	(0.17)	(0.23)	(0.28)
Distributions (fromcapital gains)	—	(0.02)	(0.07)	(0.16)	(0.27)
Returns of capital	—	—	—	—	—
Total distributions	—	(0.13)	(0.24)	(0.39)	(0.55)
Net asset value,end of period	$9.84	$10.65	$11.56	$13.33	$12.48
Ratiosc
Total return	(1.60)%	9.56%	10.85%	18.95%	(2.27)%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	1.31%d	1.87%	1.99%	2.27%	2.42%
Portfolio turnover rate	0.6%	1.8%	11.4%	10.3%	7.6%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.75%d	0.72%	0.69%	0.66%	0.65%
Effective expense ratio	0.75%d	0.72%	0.69%	0.66%	0.65%
Net assets, end of period(in millions)	$46	$525	$1,254	$2,759	$3,857

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

dAnnualized.

eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	Year ended May 31
2020 Fund	2004	2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$11.69	$13.64	$14.74	$16.15	$18.81
Income From Investment Operations
Net investment income	0.14	0.24	0.28	0.33	0.37
Net gains or losses on securities (both realized and unrealized)	1.95	1.14	1.46	2.90	(0.97)
Total from investment operations	2.09	1.38	1.74	3.23	(0.60)
Less Distributions
Dividends (from net investment income)	(0.12)	(0.18)	(0.22)	(0.29)	(0.35)
Distributions (fromcapital gains)	(0.02)	(0.10)	(0.11)	(0.28)	(0.42)
Returns of capital	—	—	—	—	—
Total distributions	(0.14)	(0.28)	(0.33)	(0.57)	(0.77)
Net asset value,end of period	$13.64	$14.74	$16.15	$18.81	$17.44
Ratiosb
Total return	17.93%	10.12%	11.87%	20.30%	(3.22)%
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	1.51%	1.70%	1.75%	1.94%	2.11%
Portfolio turnover rate	23.9%	0.8%	11.9%	8.4%	6.7%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.80%	0.76%	0.72%	0.69%	0.68%
Effective expense ratio	0.80%	0.76%	0.72%	0.69%	0.68%
Net assets, end of period(in millions)	$422	$1,217	$2,455	$4,962	$6,724

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2025 Fund		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$10.00	$9.85	$10.75	$11.89	$14.01
Income From Investment Operations
Net investment income	0.01	0.15	0.17	0.21	0.24
Net gains or losses on securities (both realized and unrealized)	(0.16)b	0.87	1.20	2.29	(0.77)
Total from investment operations	(0.15)	1.02	1.37	2.50	(0.53)
Less Distributions
Dividends (from net investment income)	—	(0.10)	(0.13)	(0.19)	(0.23)
Distributions (fromcapital gains)	—	(0.02)	(0.10)	(0.19)	(0.32)
Returns of capital	—	—	—	—	—
Total distributions	—	(0.12)	(0.23)	(0.38)	(0.55)
Net asset value,end of period	$9.85	$10.75	$11.89	$14.01	$12.93
Ratiosc
Total return	(1.50)%	10.36%	12.81%	21.32%	(3.81)%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	0.74%d	1.41%	1.44%	1.62%	1.86%
Portfolio turnover rate	3.4%	2.2%	13.2%	8.7%	5.9%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.82%d	0.78%	0.74%	0.72%	0.70%
Effective expense ratio	0.82%d	0.78%	0.74%	0.72%	0.70%
Net assets, end of period(in millions)	$40	$415	$1,109	$2,496	$3,548

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

dAnnualized.

eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	Year ended May 31
2030 Fund	2004	2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$11.76	$14.05	$15.29	$17.16	$20.34
Income From Investment Operations
Net investment income	0.11	0.17	0.18	0.25	0.31
Net gains or losses on securities (both realized and unrealized)	2.30	1.33	1.96	3.49	(1.19)
Total from investment operations	2.41	1.50	2.14	3.74	(0.88)
Less Distributions
Dividends (from net investment income)	(0.10)	(0.14)	(0.16)	(0.22)	(0.30)
Distributions (fromcapital gains)	(0.02)	(0.12)	(0.11)	(0.34)	(0.50)
Returns of capital	—	—	—	—	—
Total distributions	(0.12)	(0.26)	(0.27)	(0.56)	(0.80)
Net asset value,end of period	$14.05	$15.29	$17.16	$20.34	$18.66
Ratiosb
Total return	20.55%	10.68%	14.05%	22.11%	(4.36)%
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	0.95%	1.12%	1.06%	1.38%	1.64%
Portfolio turnover rate	26.1%	1.3%	11.9%	7.8%	5.6%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.84%	0.80%	0.76%	0.73%	0.72%
Effective expense ratio	0.84%	0.80%	0.76%	0.73%	0.72%
Net assets, end of period(in thousands)	$232	$702	$1,604	$3,314	$4,665

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2035 Fund		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$10.00	$9.83	$10.77	$12.09	$14.43
Income From Investment Operations
Net investment income	—	0.11	0.12	0.17	0.20
Net gains or losses on securities (both realized and unrealized)	(0.17)b	0.94	1.38	2.50	(0.86)
Total from investment operations	(0.17)	1.05	1.50	2.67	(0.66)
Less Distributions
Dividends (from net investment income)	—	(0.09)	(0.11)	(0.15)	(0.20)
Distributions (fromcapital gains)	—	(0.02)	(0.07)	(0.18)	(0.35)
Returns of capital	—	—	—	—	—
Total distributions	—	(0.11)	(0.18)	(0.33)	(0.55)
Net asset value,end of period	$9.83	$10.77	$12.09	$14.43	$13.22
Ratiosc
Total return	(1.70)%	10.68%	13.98%	22.35%	(4.61)%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	0.46%d	1.08%	0.99%	1.27%	1.52%
Portfolio turnover rate	13.1%	6.2%	11.2%	8.0%	5.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.84%d	0.80%	0.76%	0.74%	0.73%
Effective expense ratio	0.84%d	0.80%	0.76%	0.74%	0.73%
Net assets, end of period(in millions)	$11	$161	$529	$1,212	$1,908

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

dAnnualized.

eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	Year ended May 31
2040 Fund	2004	2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$11.79	$14.09	$15.36	$17.24	$20.53
Income From Investment Operations
Net investment income	0.11	0.16	0.17	0.24	0.29
Net gains or losses on securities (both realized and unrealized)	2.31	1.34	1.98	3.56	(1.22)
Total from investment operations	2.42	1.50	2.15	3.80	(0.93)
Less Distributions
Dividends (from net investment income)	(0.10)	(0.14)	(0.16)	(0.20)	(0.29)
Distributions (fromcapital gains)	(0.02)	(0.09)	(0.11)	(0.31)	(0.52)
Returns of capital	—	—	—	—	—
Total distributions	(0.12)	(0.23)	(0.27)	(0.51)	(0.81)
Net asset value,end of period	$14.09	$15.36	$17.24	$20.53	$18.79
Ratiosb
Total return	20.58%	10.65%	14.06%	22.33%	(4.57)%
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	0.91%	1.11%	1.04%	1.30%	1.55%
Portfolio turnover rate	26.9%	1.3%	11.3%	8.4%	7.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.84%	0.80%	0.76%	0.74%	0.73%
Effective expense ratio	0.84%	0.80%	0.76%	0.74%	0.73%
Net assets, end of period(in thousands)	$89	$306	$744	$1,679	$2,423
aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	5/31/05* through 5/31/06a	Year ended May 31
2045 Fund		2007 a	2008 a

Net asset value,beginning of period	$10.00	$11.28	$13.55
Income From Investment Operations
Net investment income	0.08	0.16	0.19
Net gains or losses on securities (both realized and unrealized)	1.32	2.33	(0.80)
Total from investment operations	1.40	2.49	(0.61)
Less Distributions
Dividends (from net investment income)	(0.07)	(0.13)	(0.18)
Distributions (fromcapital gains)	(0.05)	(0.09)	(0.30)
Returns of capital	—	—	—
Total distributions	(0.12)	(0.22)	(0.48)
Net asset value,end of period	$11.28	$13.55	$12.46
Ratiosb
Total return	14.04%	22.26%	(4.54)%
Ratio of expenses to average net assets	0.00%	0.00%	0.00%
Ratio of net income to average net assets	0.76%	1.29%	1.53%
Portfolio turnover rate	28.4%	8.9%	6.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.76%	0.74%	0.73%
Effective expense ratio	0.76%	0.74%	0.73%
Net assets, end of period(in thousands)	$103,369	$388,284	$679,976

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	12/29/06* through 5/31/07 a	Year ended May 31 2008 a
2050 Fund

Net asset value,beginning of period	$10.00	$10.96
Income From Investment Operations
Net investment income	0.03	0.16
Net gains or losses on securities (both realized and unrealized)	0.93	(0.66)
Total from investment operations	0.96	(0.50)
Less Distributions
Dividends (from net investment income)	—	(0.13)
Distributions (fromcapital gains)	—	(0.07)
Returns of capital	—	—
Total distributions	—	(0.20)
Net asset value,end of period	$10.96	$10.26
Ratiosb
Total return	9.60%	(4.58)%
Ratio of expenses to average net assets	0.00%c	0.00%
Ratio of net income to average net assets	0.61%c	1.56%
Portfolio turnover rate	24.0%	13.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.74%c	0.73%
Effective expense ratio	0.74%c	0.73%
Net assets, end of period(in thousands)	$15,747	$117,288

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	12/29/06* through 5/31/07 a	Year ended May 31 2008 a
2055 Fund

Net asset value,beginning of period	$10.00	$10.95
Income From Investment Operations
Net investment income	0.03	0.15
Net gains or losses on securities (both realized and unrealized)	0.92	(0.64)
Total from investment operations	0.95	(0.49)
Less Distributions
Dividends (from net investment income)	—	(0.13)
Distributions (fromcapital gains)	—	(0.07)
Returns of capital	—	—
Total distributions	—	(0.20)
Net asset value,end of period	$10.95	$10.26
Ratiosb
Total return	9.50%	(4.49)%
Ratio of expenses to average net assets	0.00%c	0.00%
Ratio of net income to average net assets	0.61%c	1.52%
Portfolio turnover rate	33.0%c	17.0%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.74%c	0.73%
Effective expense ratio	0.74%c	0.73%
Net assets, end of period(in thousands)	$15,632	$56,504

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 18  Financial Highlights (continued)
	Year ended May 31
Income Fund	2004	2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$10.96	$11.67	$12.14	$12.56	$13.62
Income From Investment Operations
Net investment income	0.29	0.29	0.38	0.45	0.45
Net gains or losses on securities (both realized and unrealized)	0.72	0.51	0.46	1.19	(0.35)
Total from investment operations	1.01	0.80	0.84	1.64	0.10
Less Distributions
Dividends (from net investment income)	(0.29)	(0.30)	(0.37)	(0.46)	(0.46)
Distributions (fromcapital gains)	(0.01)	(0.03)	(0.05)	(0.12)	(0.15)
Returns of capital	—	—	—	—	—
Total distributions	(0.30)	(0.33)	(0.42)	(0.58)	(0.61)
Net asset value,end of period	$11.67	$12.14	$12.56	$13.62	$13.11
Ratiosb
Total return	9.31%	6.88%	7.03%	13.31%	0.75%
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net income to average net assets	2.44%	2.47%	3.01%	3.48%	3.43%
Portfolio turnover rate	12.9%	21.2%	10.2%	36.3%	7.8%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.60%	0.57%	0.56%	0.56%	0.55%
Effective expense ratio	0.60%	0.57%	0.56%	0.56%	0.55%
Net assets, end of period(in thousands)	$180	$366	$633	$1,041	$1,321

aPer share amounts calculated using average shares outstanding method.
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bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

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If you are purchasing fund shares through a third-party intermediary, contact the intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.
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Tax Identification
Number

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We must have your correct Social Security or employer identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s NAV on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases, dividend reinvestments, and checkwriting redemptions for money funds, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check, cash, or traveler`s checks.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Important Information About Opening an Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name, residential street address, date of birth, and Social Security number or employer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers. Entities are also required to provide documents such as articles of incorporation, partnership agreements, trust documents, and other applicable records.

We will use this information to verify the identity of the person(s)/entity opening the account. We will not be able to open your account until we receive all of this information. If we are unable to verify your identity, we are authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type must be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned), and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and wire transfer instructions.

In order to obtain an account number, you must supply the name, date of birth, Social Security or employer identification number, and residential or business street address for each owner on the account.

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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under By Mail.
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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.

Online

You can open a new mutual fund account online. Go to troweprice.com/newaccount, where you can choose the type of account you wish to open.

To open an account electronically, you must be a U.S. citizen residing in the U.S. or a resident alien and not subject to IRS backup withholding. Additionally, you must provide consent to receive certain documents electronically.

You will have the option of providing your bank account information that will enable you to make electronic funds transfers (EFT) to and from your bank account. To set up this banking service online, additional steps will be taken to verify your identity.

By Exchange

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Call Shareholder Services or use Tele*AccessSM or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading.
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In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans and gifts or transfers to minors (UGMA/UTMA) accounts; $50 minimum for Automatic Asset Builder ($100 for Summit Funds)

By ACH Transfer

Use Tele*AccessSM or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or access troweprice.com for wire transfer instructions.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing, identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.) For exchange policies, please see Transaction Procedures and Special Requirements — Excessive and Short-Term Trading.

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large purchase and redemption requests initiated through automated services, including the National Securities Clearing Corporation (NSCC), may be rejected and, in such instances, the transaction must be placed by contacting a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee. Check the fund`s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*AccessSM (if you have previously authorized these services), mailgram, or express mail.

By Mail

For each account involved, provide the account name and number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

Online

Customers with Account Access can electronically exchange shares between identically registered T. Rowe Price accounts and electronically redeem shares from their mutual fund accounts.

Rights Reserved by the Funds

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T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire, small account, mainte
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nance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.
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information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form, you avoid having to complete a separate form at a later time and obtain a signature guarantee. This section discusses some of the services currently offered.

Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year per beneficiary depending on your annual income; account earnings are federal income tax-free when used for qualified expenses.

529 Plans

T. Rowe Price manages three 529 plans that are available directly to investors: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. Account earnings are federal income tax-free when used for qualified expenses. For more information on the T. Rowe Price College Savings Plan (national plan), call
1-800-369-3641; Maryland College Investment Plan, call 1-888-4-MD-GRAD; and University of Alaska College Savings Plan, call 1-866-277-1005.

Automated Services

Tele*AccessSM
1-800-638-2587
24 hours, 7 days

Tele*AccessSM

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

Web Address
troweprice.com

Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*AccessSM but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*AccessSM or your personal computer, or call Shareholder Services.

By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the Emerging Markets Bond, High Yield, International Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage.

Investor Information

A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or NASDAQ are eligible for this service.

*Services vary by firm.

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T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member FINRA/SIPC.
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Investment Information

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.

Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, and Retirement Planning Kit.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

___________________________________________________________________

This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*AccessSM

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660. These documents are also available at troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at
http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Chicago Area

Northbrook

40 Skokie Boulevard

Oak Brook

1900 Spring Road
Suite 104

Colorado Springs

2260 Briargate Parkway

Florida Area

Boca Raton

Wachovia Plaza
925 S. Federal Highway
Suite 175

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Los Angeles Area

10100 Santa Monica Boulevard
Suite 100
Century City

New Jersey Area

51 JFK Parkway
1st Floor West
Short Hills

New York Area

1100 Franklin Avenue
Suite 101
Garden City

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150
McLean, Virginia

C16-040 10/1/08

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-21149

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October 1, 2008
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Prospectus

T. Rowe Price

Retirement Funds—Advisor Class

Twelve retirement funds that invest in a combination of T. Rowe Price stock and bond funds in pursuit of different risk and reward goals. This class of shares is sold only through financial intermediaries.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	21

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	23
	Useful Information on Distributions and Taxes	27
	Transaction Procedures and Special Requirements	30
	Distribution, Shareholder Servicing, and Recordkeeping Fees	33

3	More About the Funds
	Organization and Management	34
	Understanding Performance Information	37
	Description of Underlying Funds	38
	Investment Policies of the Retirement Funds	40
	Investment Policies and Practices of the Underlying Funds	41
	Disclosure of Fund Portfolio Information	41
	Financial Highlights	42

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	55
	Purchasing Additional Shares	56
	Exchanging and Redeeming Shares	57
	Rights Reserved by the Funds	57
	T. Rowe Price Privacy Policy	59
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
 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $387.7 billion for more than 11 million individual and institutional investor accounts as of June 30, 2008. T. Rowe Price is the funds` investment manager.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Funds 1

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund—Advisor Class— PARGX

T. Rowe Price Retirement 2010 Fund—Advisor Class — PARAX
T. Rowe Price Retirement 2015 Fund—Advisor Class— PARHX
T. Rowe Price Retirement 2020 Fund—Advisor Class — PARBX
T. Rowe Price Retirement 2025 Fund—Advisor Class— PARJX
T. Rowe Price Retirement 2030 Fund—Advisor Class — PARCX
T. Rowe Price Retirement 2035 Fund—Advisor Class— PARKX
T. Rowe Price Retirement 2040 Fund—Advisor Class — PARDX
T. Rowe Price Retirement 2045 Fund—Advisor Class— PARLX
T. Rowe Price Retirement 2050 Fund—Advisor Class — PARFX
T. Rowe Price Retirement 2055 Fund—Advisor Class— PAROX
T. Rowe Price Retirement Income Fund—Advisor Class — PARIX

objective, strategy, risks, and expenses

A word about the funds` name and structure.  The Advisor Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The Advisor Class shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.

What is each fund`s objective?

The objective of each fund (other than the Income Fund) is the highest total return over time consistent with an emphasis on both capital growth and income. The funds pursue their objectives by investing in a diversified portfolio of T. Rowe Price stock and bond funds. Each fund`s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The objective of the Income Fund is the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund (other than the Income Fund) reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

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The following tables detail the way each portfolio is expected to be allocated among the various asset classes and sectors. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of September 1, 2008. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The fixed-income allocations include all bond asset classes and sectors.
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Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	13.00%	Short-Term Income	13.00%	Short-Term Income
Fixed Income	35.50	Domestic Bonds	31.20	New Income
		High-Yield Bonds	4.30	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	41.25	Large-Cap	31.65 1.35 0.00	Equity Index 500 Growth Stock Value
		Mid-Cap	2.80 2.15	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.20 1.00 1.10	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	10.25	Developed	2.65 3.20 2.90	International Growth & Income International Stock Overseas Stock
		Emerging	1.50	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	8.00%	Short-Term Income	8.00%	Short-Term Income
Fixed Income	30.50	Domestic Bonds	26.10	New Income
		High-Yield Bonds	4.40	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	49.25	Large-Cap	27.90 7.00 4.50	Equity Index 500 Growth Stock Value
		Mid-Cap	3.35 2.55	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.40 1.25 1.30	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	12.25	Developed	3.15 3.80 3.50	International Growth & Income International Stock Overseas Stock
		Emerging	1.80	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	4.50%	Short-Term Income	4.50%	Short-Term Income
Fixed Income	25.50	Domestic Bonds	20.90	New Income
		High-Yield Bonds	4.60	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	55.95	Large-Cap	23.35 12.15 9.30	Equity Index 500 Growth Stock Value
		Mid-Cap	2.80 2.90	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.60 1.40 1.45	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	14.05	Developed	3.60 4.35 3.95	International Growth & Income International Stock Overseas Stock
		Emerging	2.15	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	2.00%	Short-Term Income	2.00%	Short-Term Income
Fixed Income	20.50	Domestic Bonds	16.15	New Income
		High-Yield Bonds	4.35	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	62.00	Large-Cap	19.55 16.60 13.45	Equity Index 500 Growth Stock Value
		Mid-Cap	4.25 3.20	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.80 1.55 1.60	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	15.50	Developed	4.00 4.80 4.35	International Growth & Income International Stock Overseas Stock
		Emerging	2.35	Emerging Markets Stock


* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	15.50	Domestic Bonds	11.65	New Income
		High-Yield Bonds	3.85	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	67.75	Large-Cap	16.10 20.8017.30	Equity Index 500 Growth Stock Value
		Mid-Cap	4.60 3.50	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.95 1.70 1.80	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	16.75	Developed	4.30 5.20 4.75	International Growth & Income International Stock Overseas Stock
		Emerging	2.50	Emerging Markets Stock

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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
Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	10.50	Domestic Bonds	7.70	New Income
		High-Yield Bonds	2.80	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	71.75	Large-Cap	13.30 23.90 20.20	Equity Index 500 Growth Stock Value
		Mid-Cap	4.90 3.70	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.05 1.80 1.90	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	17.75	Developed	4.55 5.50 5.05	International Growth & Income International Stock Overseas Stock
		Emerging	2.65	Emerging Markets Stock
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

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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
* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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
Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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
* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 10  2050 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 11  2055 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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
* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 12  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	30.00%	Short-Term Income	30.00%	Short-Term Income
Fixed Income	27.50	Domestic Bonds	23.55	New Income
		High-Yield Bonds	3.95	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	33.95	Large-Cap	27.20 0.00 0.00	Equity Index 500 Growth Stock Value
		Mid-Cap	2.30 1.75	Mid-Cap Growth Mid-Cap Value
		Small-Cap	0.95 0.85 0.90	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	8.55	Developed	2.20 2.65 2.40	International Growth & Income International Stock Overseas Stock
		Emerging	1.30	Emerging Markets Stock
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

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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
The target allocations for the broad asset classes (Short-Term Income, Fixed Income, Domestic Stock, and International Stock) are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term income, 30% fixed income, and 40% stocks, and the target allocations for the broad asset classes are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds` target allocations, within that broad asset class. When deciding upon allocations within these prescribed limits, the manager may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only if the capacity of the underlying fund representing the small- and mid-cap sectors is limited.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

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General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Sectors of the equity market can experience reduced trading activity, making securities difficult to sell and subject to erratic price movements. Losses could occur if an underlying
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fund is not able to sell a holding at a favorable price. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.
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Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as stocks of small- and mid-cap companies are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.
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Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.
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Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:
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Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.
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Credit risk. This is the chance that the perceived creditworthiness of a fund holding deteriorates, or any of a fund`s holdings has its credit rating downgraded or defaults (fails to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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
Investment-grade (AAA through BBB) securities should have a relatively low risk of encountering financial problems and a relatively high probability of future payments. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, and firms with heavy debt loads. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.
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Liquidity risk. This is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.
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International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:
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
Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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
General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.
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
Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.
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Each fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell which fund is most appropriate for me?

Consider your estimated retirement date and risk tolerance. These funds` investment programs assume a retirement age of 65. It is expected that the investor will choose a fund whose stated date is closest to the date the investor turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
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How has each fund performed in the past?

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The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not an indication of future performance.
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
The 2005, 2015, 2025, 2035, 2045, and 2055 Advisor Classes began operations on May 31, 2007, and therefore do not have a full calendar year of performance history as of December 31, 2007. As a point of comparison, however, the following bar charts and table show calendar year returns for the oldest existing class of these funds. Because each of the Advisor Classes is expected to have higher expenses than the oldest existing class of its respective fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of each fund and its respective Advisor Class share the same portfolio.
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The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.
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
The fund`s return for the six months ended 6/30/08 was -5.26%.	The fund`s return for the six months ended 6/30/08 was -6.50%.
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
The fund`s return for the six months ended 6/30/08 was -7.11%.	The fund`s return for the six months ended 6/30/08 was -8.15%.
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
The fund`s return for the six months ended 6/30/08 was -8.73%.	The fund`s return for the six months ended 6/30/08 was -9.33%.
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
The fund`s return for the six months ended 6/30/08 was -9.47%.	The fund`s return for the six months ended 6/30/08 was -9.57%.
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
The fund`s return for the six months ended 6/30/08 was -9.43%.	The fund`s return for the six months ended 6/30/08 was -9.51%.
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
The fund`s return for the six months ended 6/30/08 was -9.45%.	The fund`s return for the six months ended 6/30/08 was -3.93.
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Table 13  Average Annual Total Returns
	Periods ended December 31, 2007
	1 year	Shorter of 10 years or since inception	Inception date
2005 Fund
Returns before taxes	6.67%	8.04%	2/27/04
Returns after taxes on distributions	5.41	7.12
Returns after taxes on distributions and sale of fund shares	4.85	6.53
Dow Jones Target 2005 Index	6.84	5.93
Combined Index Portfolioa	6.77	7.75
2010 Fund—Advisor Class
Returns before taxes	6.42	9.87	10/31/03
Returns after taxes on distributions	5.39	9.06
Returns after taxes on distributions and sale of fund shares	4.65	8.20
Dow Jones Target 2010 Index	7.73	8.37
Combined Index Portfoliob	6.82	9.64
2015 Fund
Returns before taxes	6.75	9.32	2/27/04
Returns after taxes on distributions	5.73	8.61
Returns after taxes on distributions and sale of fund shares	4.93	7.77
Dow Jones Target 2015 Index	7.78	8.20
Combined Index Portfolioc	6.85	8.82
2020 Fund—Advisor Class
Returns before taxes	6.52	11.18	10/31/03
Returns after taxes on distributions	5.59	10.45
Returns after taxes on distributions and sale of fund shares	4.81	9.41
Dow Jones Target 2020 Index	8.11	11.30
Combined Index Portfoliod	6.84	10.73
2025 Fund
Returns before taxes	6.81	10.33	2/27/04
Returns after taxes on distributions	5.91	9.72
Returns after taxes on distributions and sale of fund shares	5.03	8.73
Dow Jones Target 2025 Index	8.31	10.82
Combined Index Portfolioe	6.83	9.70
2030 Fund—Advisor Class
Returns before taxes	6.58	12.25	10/31/03
Returns after taxes on distributions	5.78	11.70
Returns after taxes on distributions and sale of fund shares	4.91	10.50
Dow Jones Target 2030 Index	8.43	13.65
Combined Index Portfoliof	6.81	11.82
2035 Fund
Returns before taxes	6.81	10.73	2/27/04
Returns after taxes on distributions	5.99	10.23
Returns after taxes on distributions and sale of fund shares	5.07	9.15
Dow Jones Target 2035 Index	8.48	12.31
Combined Index Portfoliog	6.76	10.18
2040 Fund—Advisor Class
Returns before taxes	6.53	12.26	10/31/03
Returns after taxes on distributions	5.73	11.73
Returns after taxes on distributions and sale of fund shares	4.89	10.51
Dow Jones Target 2040 Index	8.48	14.48
Combined Index Portfoliog	6.76	11.84
2045 Fund
Returns before taxes	6.84	12.62	5/31/05
Returns after taxes on distributions	6.08	12.06
Returns after taxes on distributions and sale of fund shares	5.05	10.71
Dow Jones Target 2045 Index	8.47	14.59
Combined Index Portfoliog	6.76	11.96
2050 Fund—Advisor Class
Returns before taxes	6.62	6.59	12/29/06
Returns after taxes on distributions	6.19	6.15
Returns after taxes on distributions and sale of fund shares	4.53	5.44
Dow Jones Target 2050 Index	8.47	8.47
Combined Index Portfoliog	6.76	6.76
2055 Fund
Returns before taxes	6.82	6.78	12/29/06
Returns after taxes on distributions	6.36	6.33
Returns after taxes on distributions and sale of fund shares	4.68	5.60
Dow Jones Target 2050 Index	8.47	8.47
Combined Index Portfoliog	6.76	6.76
Income Fund—Advisor Class
Returns before taxes	5.84	7.47	10/31/03
Returns after taxes on distributions	4.44	6.37
Returns after taxes on distributions and sale of fund shares	3.99	5.85
Dow Jones Moderately Conservative Portfolio Index	7.47	8.43
Combined Index Portfolioh	6.30	7.41

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

aCombined Index Portfolio is an unmanaged portfolio composed of 51% stocks (43% Dow Jones Wilshire 5000 Composite Index, 8% MSCI EAFE Index), 37% bonds (Lehman Brothers U.S. Aggregate Index), 12% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
bCombined Index Portfolio is an unmanaged portfolio composed of 61% stocks (51.5% Dow Jones Wilshire 5000 Composite Index, 9.5% MSCI EAFE Index), 32% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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cCombined Index Portfolio is an unmanaged portfolio composed of 69% stocks (58% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Index), 27% bonds (Lehman Brothers U.S. Aggregate Index), 4% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
dCombined Index Portfolio is an unmanaged portfolio composed of 76.5% stocks (64% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Index), 22% bonds (Lehman Brothers U.S. Aggregate Index), 1.5% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
eCombined Index Portfolio is an unmanaged portfolio composed of 83% stocks (69.75% Dow Jones Wilshire 5000 Composite Index, 13.25% MSCI EAFE Index), 17% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
fCombined Index Portfolio is an unmanaged portfolio composed of 88% stocks (73.75% Dow Jones Wilshire 5000 Composite Index, 14.25% MSCI EAFE Index), 12% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
gCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75.25% Dow Jones Wilshire 5000 Composite Index, 14.75% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
hCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (33.5% Dow Jones Wilshire 5000 Composite Index, 6.5% MSCI EAFE Index), 30% cash (Citigroup 3-month Treasury Bill Index). The indices and percentages may vary over time.
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Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bonds, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

Beginning June 1, 2008, two components of each Retirement Fund`s Combined Index Portfolio benchmark were changed. For the domestic stocks portion of each benchmark, the Dow Jones Wilshire 5000 Composite Index was replaced by the Russell 3000 Index, which is more representative of the markets from which the underlying fund managers select their holdings. For the international equities portion of each benchmark, the MSCI EAFE Index was replaced by the MSCI All Country World ex-USA Index, which includes emerging and developed markets, making it more representative of how the funds invest in international stocks. Performance shown for the periods ending December 31, 2008, will reflect these changes to the Combined Index Portfolios.
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Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees and expenses will I pay?

The numbers in the next table show how much it will cost to operate the Advisor Class. The 12b-1 fees are paid by you indirectly because they are deducted from net assets before the daily share price is calculated.

Each class will also bear its direct operating expenses (which are expected to be paid for by the acquired funds) and its share of the expenses of the acquired funds in which it invests. The following table shows the expected expenses for each fund based on its direct operating expenses and its expected allocation to, and the expense ratio of, the acquired funds.

Table 14  Fees and Expenses of the Advisor Class*
Fund	Management fee	Distribution and service (12b-1) fees	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses

2005	0.00%	0.25%	0.00%	0.58%	0.83%
2010	0.00	0.25	0.00	0.61	0.86
2015	0.00	0.25	0.00	0.65	0.90
2020	0.00	0.25	0.00	0.68	0.93
2025	0.00	0.25	0.00	0.70	0.95
2030	0.00	0.25	0.00	0.72	0.97
2035	0.00	0.25	0.00	0.73	0.98
2040	0.00	0.25	0.00	0.73	0.98
2045	0.00	0.25	0.00	0.73	0.98
2050	0.00	0.25	0.00	0.73	0.98
2055	0.00	0.25	0.00	0.73	0.98
Income	0.00	0.25	0.00	0.55	0.80
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

aThe direct operating expenses of each class, other than the 12b-1 fees, are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these classes with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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Fund	1 year	3 years	5 years	10 years
2005	$85	$265	$460	$1,025
2010	88	274	477	1,061
2015	92	287	498	1,108
2020	95	296	515	1,143
2025	97	303	525	1,166
2030	99	309	536	1,190
2035	100	312	542	1,201
2040	100	312	542	1,201
2045	100	312	542	1,201
2050	100	312	542	1,201
2055	100	312	542	1,201
Income	82	255	444	990
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other INFORMATION about the funds

What will happen on the target date?

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Each fund assumes a retirement age of 65. After the stated date for each fund (other than the Income Fund), the fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its stated date, the fund will maintain approximately a 20% allocation to stocks.
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What are the funds` potential rewards?

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These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement date. In general, these funds` investment programs assume a retirement age of 65.
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For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s assumed retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated dates, the funds` allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.
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To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these twelve funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

There is no guarantee the funds will achieve their goals. The funds are not a complete solution to the retirement needs of investors. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

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Is there other information I can review before making a decision?
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Be sure to read Description of Underlying Funds, Investment Policies of the Retirement Funds, and Investment Policies and Practices of Underlying Funds in Section 3.
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The Statement of Additional Information contains more detailed information about each fund and its investments, operations, and expenses.
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Information About Accounts in T. Rowe Price

Funds 2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all Advisor Class accounts.

Pricing Shares and Receiving Sale Proceeds

How and When Shares Are Priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

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Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.
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How Your Purchase, Sale, or Exchange Price Is Determined

Advisor Class shares are intended for purchase through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How Proceeds Are Received

Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

Contingent Redemption Fee

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Short-term trading can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed in the following table, assess a fee on redemptions (including exchanges), which reduces the proceeds from such redemptions by the amounts indicated:
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T. Rowe Price Advisor Class Funds With Redemption Fees
Fund	Redemption fee	Holding period
Global Stock—Advisor Class	2%	90 days or less
High Yield—Advisor Class	1%	90 days or less
International Bond—Advisor Class	2%	90 days or less
International Growth & Income—Advisor Class	2%	90 days or less
International Stock—Advisor Class	2%	90 days or less
Real Estate—Advisor Class	1%	90 days or less
Small-Cap Value—Advisor Class	1%	90 days or less

Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund`s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund, through a retirement plan for which T. Rowe Price serves as recordkeeper, or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party.

Computation of Holding Period

When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the "first in, first out" (FIFO) method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

Transactions Not Subject to Redemption Fees

The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

1.Shares redeemed via an automated, systematic withdrawal plan;

2.Shares redeemed through or used to establish a systematic, nondiscretionary rebalancing or asset allocation program, if approved in writing by T. Rowe Price;

3.Shares purchased by the reinvestment of dividends or capital gain distributions;*

4.Shares converted from one share class to another share class of the same fund;*

5.Shares redeemed by a fund (e.g., for failure to meet account minimums or to cover various fees, such as fiduciary fees);

6.Shares purchased by rollover and changes of account registration within the same fund;*

7.Shares redeemed to return an excess contribution in an IRA account;

8.Shares purchased by a fund-of-funds product, if approved in writing by T. Rowe Price;

9.Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically;*

10.Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

*Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans

If shares are held in a retirement plan, generally redemption fees will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan`s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts

If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees. Intermediaries who are unable to implement redemption fees due to system limitations must either (1) implement short-term trading restrictions approved by T. Rowe Price until they have the system capabilities to assess the fees or (2) set forth an implementation plan acceptable to T. Rowe Price.

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Certain intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.
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Useful Information on Distributions and Taxes

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To the extent possible, all net investment income and realized capital gains are distributed to shareholders.
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Dividends and Other Distributions
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Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.
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Interest will not accrue on amounts represented by uncashed distributions or redemption checks.
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The following table provides details on dividend payments:
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Table 15  Dividend Payment Schedule
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
These stock funds only:	Declared and paid quarterly, if any, in March, June, September, and December.
Dividend Growth — Advisor Class	Must be a shareholder on the dividend record date.
Equity Income — Advisor Class
Real Estate — Advisor Class
Retirement Funds:
Retirement Income — Advisor Class	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
All others	Declared and paid annually, if any, generally in December.
Must be a shareholder on the dividend record date.
Other stock funds	Declared and paid annually, if any, generally in December.
Must be a shareholder on the dividend record date.
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If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described previously may vary.
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Capital Gain Payments
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A capital gain or loss is the difference between the purchase and sale price of a security.
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If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.
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Tax Information
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You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.
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If you invest in the fund through a tax-deferred account, such as an IRA, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other IRS forms, as applicable, if any portion of the account is distributed to you.
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If you invest in the fund through a taxable account, you will generally be subject to tax when:

You sell fund shares, including an exchange from one fund to another.

The fund makes a distribution to your account.

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For individual shareholders, a portion of ordinary dividends representing "qualified dividend income" received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as "qualified dividend income" in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Real Estate Fund—Advisor Class or the bond fund Advisor Classes is expected to qualify for this lower rate.
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For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international or bond fund Advisor Classes is expected to qualify for this deduction.

Regular monthly dividends from the Tax-Free Income Fund—Advisor Class are expected to be exempt from federal income taxes. Exemption is not guaranteed since the fund has the right under certain conditions to invest in nonexempt securities. You must report your total tax-free income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.

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Taxes on Fund Redemptions
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When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is a sale for tax purposes.

Taxes on Fund Distributions

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. If you realize a loss on the sale or exchange of Tax-Free Income Fund—Advisor Class shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

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If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid. For the Tax-Free Income Fund—Advisor Class, gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses. To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.
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Retirement Funds
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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax Consequences of Hedging
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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.
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Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution
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If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Purchase Conditions for Intermediaries
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Nonpayment
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If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
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U.S. Dollars
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All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
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Sale (Redemption) Conditions
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Holds on Immediate Redemptions: 10-day Hold
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If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)
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Large Redemptions
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Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. The fund has the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund`s portfolio rather than in cash ("redemption in-kind").  If this occurs, the securities will be selected by the fund in its absolute discretion and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs.
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Excessive and Short-Term Trading

T. Rowe Price may bar excessive and short-term traders from purchasing shares.

Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred for a minimum of 90 calendar days or permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice.

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All persons purchasing shares held directly with a T. Rowe Price fund, or through a retirement plan for which T. Rowe Price serves as recordkeeper, who make more than one purchase followed by one sale or one sale followed by one purchase involving the same fund within any 90-day calendar period will violate the policy.
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All persons purchasing fund shares held through an intermediary, including a broker, bank, investment adviser, recordkeeper, insurance company, or other third party, and who hold the shares for less than 90 calendar days will violate the policy.

Omnibus Accounts

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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying shareholder in accordance with the policy.
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Retirement Plans
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If shares are held in a retirement plan, generally the fund`s excessive trading policy only applies to shares purchased and redeemed by exchange. However, the policy may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the excessive trading policy is applied by your plan`s recordkeeper. To determine which of your transactions are subject to the fund`s excessive trading policy, you should contact T. Rowe Price or your plan recordkeeper.
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Exceptions to Policy
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The following types of transactions are generally exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); 2) systematic purchases and redemptions; and 3) checkwriting redemptions from bond and money funds.
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In addition, transactions in systematic nondiscretionary rebalancing programs, nondiscretionary asset allocation programs, or fund-of-funds products may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.
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T. Rowe Price may modify the 90-day policy set forth above (for example, in situations where a retirement plan or retirement plan recordkeeper has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if the fund believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading your fund shares through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.
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There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading.
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Signature Guarantees
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An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.
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You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.
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distribution, shareholder servicing, and recordkeeping fees
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The Advisor Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its average daily net assets per year to various unaffiliated intermediaries such as brokers, banks, insurance companies and retirement plan recordkeepers for distribution and/or shareholder servicing of the Advisor Class shares. Distribution payments may include payments to intermediaries for making the Advisor Class shares available to their customers (e.g., providing the fund with "shelf space" or inclusion on a "preferred list" or "supermarket" platform). Shareholder servicing payments may include payments to intermediaries for providing shareholder support services to existing shareholders of the Advisor Class. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.10% of average daily net assets per year for various recordkeeping and transfer agent services they perform. These services include maintaining separate records for each customer, transmitting net purchase and redemption orders, mailing shareholder confirmations and periodic statements, and providing telephonic support to respond to questions regarding the customer`s account.
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Payment of these fees may influence your financial advisor`s recommendation of the fund or of any particular share class of the fund.
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More About the Funds 3

Organization and Management

How are the funds organized?

T. Rowe Price Retirement Funds, Inc. (Retirement Funds), was incorporated in Maryland in 2002. Currently, Retirement Funds consists of 12 series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end management investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2003, 2006, and 2007, certain of the funds issued a separate class of shares known as the Advisor Class.

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Shareholders benefit from T. Rowe Price`s 71 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions of the class. The income dividends for Advisor Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the funds?

General Oversight

Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. At least 75% of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Portfolio Management

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T. Rowe Price has established an Investment Advisory Committee with respect to the funds. The committee members are: Jerome A. Clark and Edmund M.
Notzon III, Co-chairmen, Edward C. Bernard, John H. Laporte, Wyatt A. Lee, Mary J. Miller, Brian C. Rogers, Robert W. Smith, Mark J. Vaselkiv, and Richard T. Whitney. The co-chairmen have day-to-day responsibility for managing the funds and work with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and his investment experience dates from that time. Mr. Notzon joined T. Rowe Price in 1989 and his investment experience dates from that time. The Statement of Additional Information provides additional information about the portfolio managers` compensation, other accounts managed by the portfolio managers, and the portfolio managers` ownership of securities in the funds.
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Management of the Underlying Funds

T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.

How are fund expenses determined?

The operating expenses of each Retirement Fund include (a) its direct operating expenses at the Retirement Fund level and (b) its pro-rata share of the fees and expenses of the acquired funds in which it invests. Fund operating expenses include shareholder servicing and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses. The payment of each Retirement Fund`s direct operating expenses is subject to a Special Servicing Agreement (described below) and certain provisions of its Investment Management Agreement with T. Rowe Price. Because of these agreements, each Retirement Fund effectively pays no operating expenses at the Retirement Fund level.

How the Special Servicing Agreements offset the expenses of the Retirement Funds.

The Retirement Funds` investments in the underlying funds are expected to provide savings to the underlying funds. This is primarily the result of the assumed elimination of numerous separate shareholder accounts which, in the absence of the Retirement Funds, would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. The estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the direct operating expenses of the Retirement Funds.

Each underlying fund has entered into a Special Servicing Agreement with each respective Retirement Fund and T. Rowe Price. These agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses. T. Rowe Price has agreed to bear any expenses of each Retirement Fund which exceed the estimated savings to each of the underlying funds. As a result of these provisions, the direct operating expenses of each Retirement Fund are expected to be paid for by the underlying funds in which it invests. Therefore, the Retirement Funds will effectively pay no operating expenses at the Retirement Fund level.

Of course, as discussed in "What fees and expenses will I pay?" in Section 1, shareholders of a Retirement Fund will still indirectly bear their proportionate share of the expenses of each underlying fund in which the Retirement Fund invests.

The Management Fee

T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statement of Additional Information for specific fees.

T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

A discussion about the factors and conclusions considered by the Board in approving each fund`s investment management contract with T. Rowe Price appears in each fund`s annual report to shareholders for the period ended May 31.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

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This is always hypothetical and should not be confused with actual year-by-year results. It smooths out variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.
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Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield, also called the standardized yield, may differ from the dividend yield.

Description of Underlying Funds

The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

Table 16 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described in the prospectuses for each of the underlying funds.

For more information about an underlying fund, call 1-800-638-5660.

The major characteristics of the underlying T. Rowe Price funds are as follows:

Table 16  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

Emerging Markets Bond	High income and capital appreciation.
High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 6- to 10-year range.
International Bond	High current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Income	High level of income consistent with minimal fluctuation in principal value and liquidity. Average effective maturity will not exceed three years.
Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
Overseas Stock	Long-term growth of capital through investments in the common stocks of non-U.S. companies.
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Investment Policies of the Retirement Funds

Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

Reserve Position

Each fund may maintain cash reserves in money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

Diversification

Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33 1/3% of each fund`s total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33 1/3% of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

Other Investment Restrictions

As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

Portfolio Turnover

Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

Investment Policies and Practices of the Underlying Funds

In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

Disclosure of Fund Portfolio Information

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Each fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the funds` first and third fiscal quarter-end. In addition, the fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of the fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the funds. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. Each fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund`s total assets that they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of the funds` policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.
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Financial Highlights

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Table 17, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. Each class`s section of the table is part of each class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or
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lost on an investment in each class (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP.
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Table 17  Financial Highlights
5/31/07* through 5/31/08 a
2005 Fund—Advisor Class

Net asset value,beginning of period	$12.32
Income From Investment Operations
Net investment income	0.29
Net gains or losses on securities (both realized and unrealized)	(0.35)
Total from investment operations	(0.06)
Less Distributions
Dividends (from net investment income)	(0.33)
Distributions (fromcapital gains)	(0.25)
Returns of capital	—
Total distributions	(0.58)
Net asset value,end of period	$11.68
Ratiosb
Total return	(0.50)%
Ratio of expenses to average net assets	0.25%
Ratio of net income to average net assets	2.51%
Portfolio turnover rate	15.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.58%
Effective expense ratio	0.83%
Net assets, end of period(in thousands)	$2,974
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*Inception date.
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aPer share amounts calculated using average shares outstanding method.
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bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
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cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.
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Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2010 Fund—Advisor Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$12.40	$13.04	$13.92	$14.93	$16.91
Income From Investment Operations
Net investment income	0.14	0.24	0.31	0.37	0.40
Net gains or losses on securities (both realized and unrealized)	0.64	0.91	1.03	2.15	(0.68)
Total from investment operations	0.78	1.15	1.34	2.52	(0.28)
Less Distributions
Dividends (from net investment income)	(0.13)	(0.18)	(0.24)	(0.30)	(0.37)
Distributions (fromcapital gains)	(0.01)	(0.09)	(0.09)	(0.24)	(0.31)
Returns of capital	—	—	—	—	—
Total distributions	(0.14)	(0.27)	(0.33)	(0.54)	(0.68)
Net asset value,end of period	$13.04	$13.92	$14.93	$16.91	$15.95
Ratiosb
Total return	6.25%	8.91%	9.68%	17.13%	(1.68)%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%	0.25%	0.25%
Ratio of net income to average net assets	1.41%c	1.75%	2.01%	2.35%	2.48%
Portfolio turnover rate	16.3%	6.1%	11.3%	13.1%	7.8%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.71%c	0.68%	0.65%	0.63%	0.61%
Effective expense ratio	0.96%c	0.93%	0.90%	0.88%	0.86%
Net assets, end of period(in thousands)	$6,426	$28,426	$77,605	$204,253	$472,766
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*Inception date.
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aPer share amounts calculated using average shares outstanding method.
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bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
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cAnnualized.
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dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.
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Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2015 Fund—Advisor Class

Net asset value,beginning of period	$13.33
Income From Investment Operations
Net investment income	0.26
Net gains or losses on securities (both realized and unrealized)	(0.59)
Total from investment operations	(0.33)
Less Distributions
Dividends (from net investment income)	(0.27)
Distributions (fromcapital gains)	(0.27)
Returns of capital	—
Total distributions	(0.54)
Net asset value,end of period	$12.46
Ratiosb
Total return	(2.50)%
Ratio of expenses to average net assets	0.25%
Ratio of net income to average net assets	2.23%
Portfolio turnover rate	7.6%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.65%
Effective expense ratio	0.90%
Net assets, end of period(in thousands)	$51,582
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*Inception date.
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aPer share amounts calculated using average shares outstanding method.
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bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
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cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.
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Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2020 Fund—Advisor Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$12.81	$13.63	$14.70	$16.10	$18.73
Income From Investment Operations
Net investment income	0.12	0.19	0.24	0.29	0.33
Net gains or losses on securities (both realized and unrealized)	0.83	1.15	1.47	2.88	(0.97)
Total from investment operations	0.95	1.34	1.71	3.17	(0.64)
Less Distributions
Dividends (from net investment income)	(0.11)	(0.17)	(0.20)	(0.26)	(0.32)
Distributions (fromcapital gains)	(0.02)	(0.10)	(0.11)	(0.28)	(0.42)
Returns of capital	—	—	—	—	—
Total distributions	(0.13)	(0.27)	(0.31)	(0.54)	(0.74)
Net asset value,end of period	$13.63	$14.70	$16.10	$18.73	$17.35
Ratiosb
Total return	7.46%	9.84%	11.69%	19.98%	(3.45)%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%	0.25%	0.25%
Ratio of net income to average net assets	1.49%c	1.32%	1.48%	1.69%	1.87%
Portfolio turnover rate	23.9%	0.8%	11.9%	8.4%	6.7%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.80%c	0.76%	0.72%	0.69%	0.68%
Effective expense ratio	1.05%c	1.01%	0.97%	0.94%	0.93%
Net assets, end of period(in thousands)	$549	$24,808	$107,605	$297,359	$772,193
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*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

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Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2025 Fund—Advisor Class

Net asset value,beginning of period	$14.01
Income From Investment Operations
Net investment income	0.20
Net gains or losses on securities (both realized and unrealized)	(0.77)
Total from investment operations	(0.57)
Less Distributions
Dividends (from net investment income)	(0.22)
Distributions (fromcapital gains)	(0.32)
Returns of capital	—
Total distributions	(0.54)
Net asset value,end of period	$12.90
Ratiosb
Total return	(4.10)%
Ratio of expenses to average net assets	0.25%
Ratio of net income to average net assets	1.71%
Portfolio turnover rate	5.9%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.70%
Effective expense ratio	0.95%
Net assets, end of period(in thousands)	$53,761
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*Inception date.
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aPer share amounts calculated using average shares outstanding method.
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bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
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cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.
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Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2030 Fund—Advisor Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$13.05	$14.03	$15.25	$17.09	$20.24
Income From Investment Operations
Net investment income	0.10	0.11	0.13	0.20	0.26
Net gains or losses on securities (both realized and unrealized)	1.00	1.35	1.96	3.48	(1.18)
Total from investment operations	1.10	1.46	2.09	3.68	(0.92)
Less Distributions
Dividends (from net investment income)	(0.10)	(0.12)	(0.14)	(0.19)	(0.26)
Distributions (fromcapital gains)	(0.02)	(0.12)	(0.11)	(0.34)	(0.50)
Returns of capital	—	—	—	—	—
Total distributions	(0.12)	(0.24)	(0.25)	(0.53)	(0.76)
Net asset value,end of period	$14.03	$15.25	$17.09	$20.24	$18.56
Ratiosb
Total return	8.48%	10.41%	13.76%	21.83%	(4.58)%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%	0.25%	0.25%
Ratio of net income to average net assets	0.70%c	0.77%	0.78%	1.11%	1.39%
Portfolio turnover rate	26.1%	1.3%	11.9%	7.8%	5.6%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%	0.73%	0.72%
Effective expense ratio	1.09%c	1.05%	1.01%	0.98%	0.97%
Net assets, end of period(in thousands)	$1,824	$14,514	$69,803	$194,817	$557,357
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*Inception date.
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aPer share amounts calculated using average shares outstanding method.
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bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
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cAnnualized.
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dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.
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Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2035 Fund—Advisor Class

Net asset value,beginning of period	$14.43
Income From Investment Operations
Net investment income	0.17
Net gains or losses on securities (both realized and unrealized)	(0.86)
Total from investment operations	(0.69)
Less Distributions
Dividends (from net investment income)	(0.19)
Distributions (fromcapital gains)	(0.35)
Returns of capital	—
Total distributions	(0.54)
Net asset value,end of period	$13.20
Ratiosb
Total return	(4.82)%
Ratio of expenses to average net assets	0.25%
Ratio of net income to average net assets	1.39%
Portfolio turnover rate	5.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.73%
Effective expense ratio	0.98%
Net assets, end of period(in thousands)	$32,907
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*Inception date.
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aPer share amounts calculated using average shares outstanding method.
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bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
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cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.
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
Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2040 Fund—Advisor Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$13.09	$14.07	$15.32	$17.18	$20.44
Income From Investment Operations
Net investment income	0.09	0.10	0.14	0.18	0.24
Net gains or losses on securities (both realized and unrealized)	1.01	1.36	1.97	3.56	(1.22)
Total from investment operations	1.10	1.46	2.11	3.74	(0.98)
Less Distributions
Dividends (from net investment income)	(0.10)	(0.12)	(0.14)	(0.17)	(0.25)
Distributions (fromcapital gains)	(0.02)	(0.09)	(0.11)	(0.31)	(0.52)
Returns of capital	—	—	—	—	—
Total distributions	(0.12)	(0.21)	(0.25)	(0.48)	(0.77)
Net asset value,end of period	$14.07	$15.32	$17.18	$20.44	$18.69
Ratiosb
Total return	8.45%	10.38%	13.82%	22.04%	(4.84)%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%	0.25%	0.25%
Ratio of net income to average net assets	1.08%c	0.70%	0.81%	1.00%	1.26%
Portfolio turnover rate	26.9%	1.3%	11.3%	8.4%	7.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%	0.74%	0.73%
Effective expense ratio	1.09%c	1.05%	1.01%	0.99%	0.98%
Net assets, end of period(in thousands)	$277	$6,441	$32,839	$111,262	$328,212


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2045 Fund—Advisor Class

Net asset value,beginning of period	$13.55
Income From Investment Operations
Net investment income	0.15
Net gains or losses on securities (both realized and unrealized)	(0.79)
Total from investment operations	(0.64)
Less Distributions
Dividends (from net investment income)	(0.17)
Distributions (fromcapital gains)	(0.30)
Returns of capital	—
Total distributions	(0.47)
Net asset value,end of period	$12.44
Ratiosb
Total return	(4.76)%
Ratio of expenses to average net assets	0.25%
Ratio of net income to average net assets	1.33%
Portfolio turnover rate	6.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.73%
Effective expense ratio	0.98%
Net assets, end of period(in thousands)	$12,931


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	12/29/06* through 5/31/07 a	Year ended May 31 2008 a
2050 Fund—Advisor Class

Net asset value,beginning of period	$10.00	$10.94
Income From Investment Operations
Net investment income	0.01	0.13
Net gains or losses on securities (both realized and unrealized)	0.93	(0.65)
Total from investment operations	0.94	(0.52)
Less Distributions
Dividends (from net investment income)	—	(0.12)
Distributions (fromcapital gains)	—	(0.07)
Returns of capital	—	—
Total distributions	—	(0.19)
Net asset value,end of period	$10.94	$10.23
Ratiosb
Total return	9.40%	(4.77)%
Ratio of expenses to average net assets	0.25%c	0.25%
Ratio of net income to average net assets	0.33%c	1.34%
Portfolio turnover rate	24.0%c	13.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.74%c	0.73%
Effective expense ratio	0.99%c	0.98%
Net assets, end of period(in thousands)	$1,160	$15,006

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2055 Fund—Advisor Class

Net asset value,beginning of period	$10.95
Income From Investment Operations
Net investment income	0.06
Net gains or losses on securities (both realized and unrealized)	(0.58)
Total from investment operations	(0.52)
Less Distributions
Dividends (from net investment income)	(0.12)
Distributions (fromcapital gains)	(0.07)
Returns of capital	—
Total distributions	(0.19)
Net asset value,end of period	$10.24
Ratiosb
Total return	(4.77)%
Ratio of expenses to average net assets	0.25%
Ratio of net income to average net assets	0.65%
Portfolio turnover rate	17.0%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.73%
Effective expense ratio	0.98%
Net assets, end of period(in thousands)	$4,280

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
Income Fund—Advisor Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$11.37	$11.67	$12.14	$12.57	$13.62
Income From Investment Operations
Net investment income	0.15	0.27	0.36	0.41	0.41
Net gains or losses on securities (both realized and unrealized)	0.31	0.50	0.46	1.19	(0.33)
Total from investment operations	0.46	0.77	0.82	1.60	0.08
Less Distributions
Dividends (from net investment income)	(0.15)	(0.27)	(0.34)	(0.43)	(0.43)
Distributions (fromcapital gains)	(0.01)	(0.03)	(0.05)	(0.12)	(0.15)
Returns of capital	—	—	—	—	—
Total distributions	(0.16)	(0.30)	(0.39)	(0.55)	(0.58)
Net asset value,end of period	$11.67	$12.14	$12.57	$13.62	$13.12
Ratiosb
Total return	4.07%	6.63%	6.85%	12.96%	0.59%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%	0.25%	0.25%
Ratio of net income to average net assets	2.15%c	2.22%	2.80%	3.21%	3.14%
Portfolio turnover rate	12.9%	21.2%	10.2%	36.3%	7.8%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.60%c	0.57%	0.56%	0.56%	0.55%
Effective expense ratio	0.85%c	0.82%	0.81%	0.81%	0.80%
Net assets, end of period(in thousands)	$1,336	$2,361	$14,414	$47,858	$115,968

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

If you are purchasing fund shares through a third-party intermediary, contact the intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

Tax Identification
Number

The intermediary must provide T. Rowe Price with its certified Social Security or employer identification number. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s NAV on the redemption date.

All initial and subsequent investments by intermediaries should be made by bank wire or electronic payment. For more information, contact Financial Institution Services.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Important Information About Opening an Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account.

When an account is opened, the name, residential street address, date of birth, and Social Security number or employer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers must be provided. Entities are also required to provide documents such as articles of incorporation, partnership agreements, trust documents, and other applicable records.

T. Rowe Price will use this information to verify the identity of the person(s)/entity opening the account. An account cannot be opened until all of this information is received. If the identity of the account holder cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

Intermediaries should call Financial Institution Services for an account number, assignment to a dedicated service representative, and wire transfer instructions.

In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.

Intermediaries should complete a New Account Form and mail it, with proper documentation identifying your firm, to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-4232
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or access troweprice.com for wire transfer instructions.

Exchanging and redeeming ShareS

Exchange Service

Money can be moved from one account to an existing, identically registered account or a new identically registered account can be opened. Intermediaries should call their Financial Institution Services representative for more information or to place a trade. For exchange policies, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Some of the T. Rowe Price funds may impose a redemption fee. Check the fund`s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

Rights Reserved by the Funds

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

___________________________________________________________________

This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

1940 Act File No. 811-21149

E216-040 10/1/08

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary. These documents are also available at troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

October 1, 2008

Prospectus

T. Rowe Price

Retirement Funds—R Class

Twelve retirement funds that invest in a combination of T. Rowe Price stock and bond funds in pursuit of different risk and reward goals. This class of shares is sold only through financial intermediaries.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	21

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	23
	Useful Information on Distributions and Taxes	27
	Transaction Procedures and Special Requirements	30
	Distribution, Shareholder Servicing, and Recordkeeping Fees	32

3	More About the Funds
	Organization and Management	34
	Understanding Performance Information	37
	Description of Underlying Funds	38
	Investment Policies of the Retirement Funds	40
	Investment Policies and Practices of the Underlying Funds	41
	Disclosure of Fund Portfolio Information	41
	Financial Highlights	42

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	55
	Purchasing Additional Shares	56
	Exchanging and Redeeming Shares	57
	Rights Reserved by the Funds	57
	T. Rowe Price Privacy Policy	59

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $387.7 billion for more than 11 million individual and institutional investor accounts as of June 30, 2008. T. Rowe Price is the funds` investment manager.

 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Funds 1

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund—R Class — RRTLX
T. Rowe Price Retirement 2010 Fund—R Class — RRTAX
T. Rowe Price Retirement 2015 Fund—R Class — RRTMX
T. Rowe Price Retirement 2020 Fund—R Class — RRTBX
T. Rowe Price Retirement 2025 Fund—R Class — RRTNX
T. Rowe Price Retirement 2030 Fund—R Class — RRTCX
T. Rowe Price Retirement 2035 Fund—R Class — RRTPX
T. Rowe Price Retirement 2040 Fund—R Class — RRTDX
T. Rowe Price Retirement 2045 Fund—R Class — RRTRX
T. Rowe Price Retirement 2050 Fund—R Class — RRTFX
T. Rowe Price Retirement 2055 Fund—R Class — RRTVX
T. Rowe Price Retirement Income Fund—R Class — RRTIX

objective, strategy, risks, and expenses

A word about the funds` name and structure.  The R Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

What is each fund`s objective?

The objective of each fund (other than the Income Fund) is the highest total return over time consistent with an emphasis on both capital growth and income. The funds pursue their objectives by investing in a diversified portfolio of T. Rowe Price stock and bond funds. Each fund`s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The objective of the Income Fund is the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund (other than the Income Fund) reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.


The following tables detail the way each portfolio is expected to be allocated among the various asset classes and sectors. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of September 1, 2008. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The fixed-income allocations include all bond asset classes and sectors.

Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	13.00%	Short-Term Income	13.00%	Short-Term Income
Fixed Income	35.50	Domestic Bonds	31.20	New Income
		High-Yield Bonds	4.30	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	41.25	Large-Cap	31.65 1.35 0.00	Equity Index 500 Growth Stock Value
		Mid-Cap	2.80 2.15	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.20 1.00 1.10	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	10.25	Developed	2.65 3.20 2.90	International Growth & Income International Stock Overseas Stock
		Emerging	1.50	Emerging Markets Stock

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	8.00%	Short-Term Income	8.00%	Short-Term Income
Fixed Income	30.50	Domestic Bonds	26.10	New Income
		High-Yield Bonds	4.40	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	49.25	Large-Cap	27.90 7.00 4.50	Equity Index 500 Growth Stock Value
		Mid-Cap	3.35 2.55	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.40 1.25 1.30	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	12.25	Developed	3.15 3.80 3.50	International Growth & Income International Stock Overseas Stock
		Emerging	1.80	Emerging Markets Stock


* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	4.50%	Short-Term Income	4.50%	Short-Term Income
Fixed Income	25.50	Domestic Bonds	20.90	New Income
		High-Yield Bonds	4.60	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	55.95	Large-Cap	23.35 12.15 9.30	Equity Index 500 Growth Stock Value
		Mid-Cap	2.80 2.90	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.60 1.40 1.45	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	14.05	Developed	3.60 4.35 3.95	International Growth & Income International Stock Overseas Stock
		Emerging	2.15	Emerging Markets Stock

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	2.00%	Short-Term Income	2.00%	Short-Term Income
Fixed Income	20.50	Domestic Bonds	16.15	New Income
		High-Yield Bonds	4.35	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	62.00	Large-Cap	19.55 16.60 13.45	Equity Index 500 Growth Stock Value
		Mid-Cap	4.25 3.20	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.80 1.55 1.60	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	15.50	Developed	4.00 4.80 4.35	International Growth & Income International Stock Overseas Stock
		Emerging	2.35	Emerging Markets Stock


* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	15.50	Domestic Bonds	11.65	New Income
		High-Yield Bonds	3.85	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	67.75	Large-Cap	16.10 20.8017.30	Equity Index 500 Growth Stock Value
		Mid-Cap	4.60 3.50	Mid-Cap Growth Mid-Cap Value
		Small-Cap	1.95 1.70 1.80	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	16.75	Developed	4.30 5.20 4.75	International Growth & Income International Stock Overseas Stock
		Emerging	2.50	Emerging Markets Stock

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	10.50	Domestic Bonds	7.70	New Income
		High-Yield Bonds	2.80	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	71.75	Large-Cap	13.30 23.90 20.20	Equity Index 500 Growth Stock Value
		Mid-Cap	4.90 3.70	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.05 1.80 1.90	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	17.75	Developed	4.55 5.50 5.05	International Growth & Income International Stock Overseas Stock
		Emerging	2.65	Emerging Markets Stock


* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.

Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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
Table 10  2050 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 11  2055 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	0.00%	Short-Term Income	0.00%	Short-Term Income
Fixed Income	7.50	Domestic Bonds	5.35	New Income
		High-Yield Bonds	2.15	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	74.00	Large-Cap	12.05 25.45 21.70	Equity Index 500 Growth Stock Value
		Mid-Cap	5.05 3.85	Mid-Cap Growth Mid-Cap Value
		Small-Cap	2.15 1.80 1.95	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	18.50	Developed	4.75 5.75 5.25	International Growth & Income International Stock Overseas Stock
		Emerging	2.75	Emerging Markets Stock
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
* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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Table 12  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	30.00%	Short-Term Income	30.00%	Short-Term Income
Fixed Income	27.50	Domestic Bonds	23.55	New Income
		High-Yield Bonds	3.95	High Yield
		International Bonds	* *	Emerging Markets Bond International Bond
Domestic Stocks	33.95	Large-Cap	27.20 0.00 0.00	Equity Index 500 Growth Stock Value
		Mid-Cap	2.30 1.75	Mid-Cap Growth Mid-Cap Value
		Small-Cap	0.95 0.85 0.90	New Horizons Small-Cap Stock Small-Cap Value
International Stocks	8.55	Developed	2.20 2.65 2.40	International Growth & Income International Stock Overseas Stock
		Emerging	1.30	Emerging Markets Stock
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

* The Emerging Markets Bond and International Bond Funds have been added to the list of fixed-income funds in which the fund can invest, but investments in these funds had not begun as of September 1, 2008.
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The target allocations for the broad asset classes (Short-Term Income, Fixed Income, Domestic Stock, and International Stock) are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term income, 30% fixed income, and 40% stocks, and the target allocations for the broad asset classes are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds` target allocations, within that broad asset class. When deciding upon allocations within these prescribed limits, the manager may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only if the capacity of the underlying fund representing the small- and mid-cap sectors is limited.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

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General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Sectors of the equity market can experience reduced trading activity, making securities difficult to sell and subject to erratic price movements. Losses could occur if an underlying
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fund is not able to sell a holding at a favorable price. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.
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Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as stocks of small- and mid-cap companies are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.
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Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.
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Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:
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Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.
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Credit risk. This is the chance that the perceived creditworthiness of a fund holding deteriorates, or any of a fund`s holdings has its credit rating downgraded or defaults (fails to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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Investment-grade (AAA through BBB) securities should have a relatively low risk of encountering financial problems and a relatively high probability of future payments. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, and firms with heavy debt loads. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.
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Liquidity risk. This is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.
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International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:
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Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.
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Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.
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Each fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell which fund is most appropriate for me?

Consider your estimated retirement date and risk tolerance. These funds` investment programs assume a retirement age of 65. It is expected that the investor will choose a fund whose stated date is closest to the date the investor turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
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How has each fund performed in the past?

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The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not an indication of future performance.
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The 2005, 2015, 2025, 2035, 2045, and 2055 R Classes began operations on May 31, 2007, and therefore do not have a full calendar year of performance history as of December 31, 2007. As a point of comparison, however, the following bar charts and table show calendar year returns for the oldest existing class of these funds. Because each of the R Classes is expected to have higher expenses than the oldest existing class of its respective fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of each fund and its respective R Class share the same portfolio.
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The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.
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
The fund`s return for the six months ended 6/30/08 was -5.26%.	The fund`s return for the six months ended 6/30/08 was -6.59%.
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The fund`s return for the six months ended 6/30/08 was -7.11%.	The fund`s return for the six months ended 6/30/08 was -8.30%.
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
The fund`s return for the six months ended 6/30/08 was -8.73%.	The fund`s return for the six months ended 6/30/08 was -9.42%.
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
The fund`s return for the six months ended 6/30/08 was -9.47%.	The fund`s return for the six months ended 6/30/08 was -9.70%.
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
The fund`s return for the six months ended 6/30/08 was -9.43%.	The fund`s return for the six months ended 6/30/08 was -9.66%.

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
The fund`s return for the six months ended 6/30/08 was -9.45%.	The fund`s return for the six months ended 6/30/08 was -4.06%.

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Table 13  Average Annual Total Returns
	Periods ended December 31, 2007
	1 year	Shorter of 10 years or since inception	Inception date
2005 Fund
Returns before taxes	6.67%	8.04%	2/27/04
Returns after taxes on distributions	5.41	7.12
Returns after taxes on distributions and sale of fund shares	4.85	6.53
Dow Jones Target 2005 Index	6.84	5.93
Combined Index Portfolioa	6.77	7.75
2010 Fund—R Class
Returns before taxes	6.05	9.61	10/31/03
Returns after taxes on distributions	5.08	8.85
Returns after taxes on distributions and sale of fund shares	4.41	8.00
Dow Jones Target 2010 Index	7.73	8.37
Combined Index Portfoliob	6.82	9.64
2015 Fund
Returns before taxes	6.75	9.32	2/27/04
Returns after taxes on distributions	5.73	8.61
Returns after taxes on distributions and sale of fund shares	4.93	7.77
Dow Jones Target 2015 Index	7.78	8.20
Combined Index Portfolioc	6.85	8.82
2020 Fund—R Class
Returns before taxes	6.25	10.91	10/31/03
Returns after taxes on distributions	5.38	10.25
Returns after taxes on distributions and sale of fund shares	4.62	9.22
Dow Jones Target 2020 Index	8.11	11.30
Combined Index Portfoliod	6.84	10.73
2025 Fund
Returns before taxes	6.81	10.33	2/27/04
Returns after taxes on distributions	5.91	9.72
Returns after taxes on distributions and sale of fund shares	5.03	8.73
Dow Jones Target 2025 Index	8.31	10.82
Combined Index Portfolioe	6.83	9.70
2030 Fund—R Class
Returns before taxes	6.27	12.01	10/31/03
Returns after taxes on distributions	5.52	11.48
Returns after taxes on distributions and sale of fund shares	4.69	10.29
Dow Jones Target 2030 Index	8.43	13.65
Combined Index Portfoliof	6.81	11.82
2035 Fund
Returns before taxes	6.81	10.73	2/27/04
Returns after taxes on distributions	5.99	10.23
Returns after taxes on distributions and sale of fund shares	5.07	9.15
Dow Jones Target 2035 Index	8.48	12.31
Combined Index Portfoliog	6.76	10.18
2040 Fund—R Class
Returns before taxes	6.27	12.02	10/31/03
Returns after taxes on distributions	5.50	11.53
Returns after taxes on distributions and sale of fund shares	4.70	10.32
Dow Jones Target 2040 Index	8.48	14.48
Combined Index Portfoliog	6.76	11.84
2045 Fund
Returns before taxes	6.84	12.62	5/31/05
Returns after taxes on distributions	6.08	12.06
Returns after taxes on distributions and sale of fund shares	5.05	10.71
Dow Jones Target 2045 Index	8.47	14.59
Combined Index Portfoliog	6.76	11.96
2050 Fund—R Class
Returns before taxes	6.42	6.38	12/29/06
Returns after taxes on distributions	6.01	5.97
Returns after taxes on distributions and sale of fund shares	4.39	5.28
Dow Jones Target 2050 Index	8.47	8.47
Combined Index Portfoliog	6.76	6.76
2055 Fund
Returns before taxes	6.82	6.78	12/29/06
Returns after taxes on distributions	6.36	6.33
Returns after taxes on distributions and sale of fund shares	4.68	5.60
Dow Jones Target 2050 Index	8.47	8.47
Combined Index Portfoliog	6.76	6.76
Income Fund—R Class
Returns before taxes	5.57	7.28	10/31/03
Returns after taxes on distributions	4.27	6.24
Returns after taxes on distributions and sale of fund shares	3.82	5.72
Dow Jones Moderately Conservative Portfolio Index	7.47	8.43
Combined Index Portfolioh	6.30	7.41
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

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aCombined Index Portfolio is an unmanaged portfolio composed of 51% stocks (43% Dow Jones Wilshire 5000 Composite Index, 8% MSCI EAFE Index), 37% bonds (Lehman Brothers U.S. Aggregate Index), 12% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
bCombined Index Portfolio is an unmanaged portfolio composed of 61% stocks (51.5% Dow Jones Wilshire 5000 Composite Index, 9.5% MSCI EAFE Index), 32% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
cCombined Index Portfolio is an unmanaged portfolio composed of 69% stocks (58% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Index), 27% bonds (Lehman Brothers U.S. Aggregate Index), 4% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
dCombined Index Portfolio is an unmanaged portfolio composed of 76.5% stocks (64% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Index), 22% bonds (Lehman Brothers U.S. Aggregate Index), 1.5% cash (Citigroup 3-month Treasury Bill Index). The percentages will vary over time and the indices may vary over time.
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
eCombined Index Portfolio is an unmanaged portfolio composed of 83% stocks (69.75% Dow Jones Wilshire 5000 Composite Index, 13.25% MSCI EAFE Index), 17% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
fCombined Index Portfolio is an unmanaged portfolio composed of 88% stocks (73.75% Dow Jones Wilshire 5000 Composite Index, 14.25% MSCI EAFE Index), 12% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
gCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75.25% Dow Jones Wilshire 5000 Composite Index, 14.75% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.
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
hCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (33.5% Dow Jones Wilshire 5000 Composite Index, 6.5% MSCI EAFE Index), 30% cash (Citigroup 3-month Treasury Bill Index). The indices and percentages may vary over time.
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Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bonds, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

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Beginning June 1, 2008, two components of each Retirement Fund`s Combined Index Portfolio benchmark were changed. For the domestic stocks portion of each benchmark, the Dow Jones Wilshire 5000 Composite Index was replaced by the Russell 3000 Index, which is more representative of the markets from which the underlying fund managers select their holdings. For the international equities portion of each benchmark, the MSCI EAFE Index was replaced by the MSCI All Country World Index ex-U.S.A., which includes emerging and developed markets making it more representative of how the funds invest in international stocks. Performance shown for the periods ending December 31, 2008 will reflect these changes to the Combined Index Portfolios.
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Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

What fees and expenses will I pay?

The numbers in the next table show how much it will cost to operate the R Class. The 12b-1 fees are paid by you indirectly because they are deducted from net assets before the daily share price is calculated.

Each class will also bear its direct operating expenses (which are expected to be paid for by the acquired funds) and its share of the expenses of the acquired funds in which it invests. The following table shows the expected expenses for each fund based on its direct operating expenses and its expected allocation to, and the expense ratio of, the acquired funds.

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Table 14  Fees and Expenses of the R Class*
Fund	Management fee	Distribution and service (12b-1) fees	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses

2005	0.00%	0.50%	0.00%	0.58%	1.08%
2010	0.00	0.50	0.00	0.61	1.11
2015	0.00	0.50	0.00	0.65	1.15
2020	0.00	0.50	0.00	0.68	1.18
2025	0.00	0.50	0.00	0.70	1.20
2030	0.00	0.50	0.00	0.72	1.22
2035	0.00	0.50	0.00	0.73	1.23
2040	0.00	0.50	0.00	0.73	1.23
2045	0.00	0.50	0.00	0.73	1.23
2050	0.00	0.50b	0.00	0.73	1.23
2055	0.00	0.50	0.00	0.73	1.23
Income	0.00	0.50	0.00	0.55	1.05
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

aThe direct operating expenses of each class, other than the 12b-1 fees, are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

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bExpenses have been restated to reflect current fees. The actual 12b-1 fee expenses were 0.49% during the last fiscal year for the 2050 Fund.
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
Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these classes with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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
Fund	1 year	3 years	5 years	10 years
2005	$110	$343	$595	$1,317
2010	113	353	612	1,352
2015	117	365	633	1,398
2020	120	375	649	1,432
2025	122	381	660	1,455
2030	124	387	670	1,477
2035	125	390	676	1,489
2040	125	390	676	1,489
2045	125	390	676	1,489
2050	125	390	676	1,489
2055	125	390	676	1,489
Income	107	334	579	1,283
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other INFORMATION about the funds

What will happen on the target date?

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Each fund assumes a retirement age of 65. After reaching the stated date for each fund (other than the Income Fund), the fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its stated date, the fund will maintain approximately a 20% allocation to stocks.
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What are the funds` potential rewards?

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These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement date. In general, these funds` investment programs assume a retirement age of 65.
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For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s assumed retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated dates, the funds` allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.
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To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these twelve funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

There is no guarantee the funds will achieve their goals. The funds are not a complete solution to the retirement needs of investors. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

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Is there other information I can review before making a decision?
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
Be sure to read Description of Underlying Funds, Investment Policies of the Retirement Funds, and Investment Policies and Practices of Underlying Funds in Section 3.
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
The Statement of Additional Information contains more detailed information about each fund and its investments, operations, and expenses.
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Information About Accounts in T. Rowe Price

Funds 2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all R Class accounts.

Pricing Shares and Receiving Sale Proceeds

How and When Shares Are Priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

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Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.
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How Your Purchase, Sale, or Exchange Price Is Determined

R Class shares are intended for purchase through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How Proceeds Are Received

Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

Contingent Redemption Fee

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Short-term trading can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed in the following table, assess a fee on redemptions (including exchanges), which reduces the proceeds from such redemptions by the amounts indicated:
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T. Rowe Price R Class Funds With Redemption Fees
Fund	Redemption fee	Holding period
International Growth & Income—R Class	2%	90 days or less
International Stock—R Class	2%	90 days or less

Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund`s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund, through a retirement plan for which T. Rowe Price serves as recordkeeper, or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party.

Computation of Holding Period

When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the "first in, first out" (FIFO) method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

Transactions Not Subject to Redemption Fees

The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

1.Shares redeemed via an automated systematic withdrawal plan;

2.Shares redeemed through or used to establish a systematic, nondiscretionary rebalancing or asset allocation program, if approved in writing by T. Rowe Price;

3.Shares purchased by the reinvestment of dividends or capital gain distributions;*

4.Shares converted from one share class to another share class of the same fund;*

5.Shares redeemed by a fund (e.g., for failure to meet account minimums or to cover various fees, such as fiduciary fees);

6.Shares purchased by rollover and changes of account registration within the same fund;*

7.Shares redeemed to return an excess contribution in an IRA account;

8.Shares purchased by a fund-of-funds product, if approved in writing by T. Rowe Price;

9.Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically;*

10.Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

*Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans

If shares are held in a retirement plan, generally redemption fees will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan`s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts

If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees. Intermediaries who are unable to implement redemption fees due to system limitations must either (1) implement short-term trading restrictions approved by T. Rowe Price until they have the system capabilities to assess the fees or (2) set forth an implementation plan acceptable to T. Rowe Price.

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Certain intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.
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Useful Information on Distributions and Taxes

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To the extent possible, all net investment income and realized capital gains are distributed to shareholders.
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Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

The following table provides details on dividend payments:

Table 15  Dividend Payment Schedule
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
Equity Income — R Class	Declared and paid quarterly, if any, in March, June, September, and December.
Must be a shareholder on the dividend record date.
Retirement Funds:
Retirement Income — R Class	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
All others	Declared annually, if any, generally in December.
Must be a shareholder on the dividend record date.
Other stock funds	Declared annually, if any, generally in December.
Must be a shareholder on the dividend record date.
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If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security.

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

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If you invest in the fund through a tax-deferred account, such as a 401(k) account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other IRS forms, as applicable, if any portion of the account is distributed to you.
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If you invest in the fund through a taxable account, you will generally be subject to tax when:

You sell fund shares, including an exchange from one fund to another.

The fund makes a distribution to your account.

For individual shareholders, a portion of ordinary dividends representing "qualified dividend income" received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as "qualified dividend income" in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond fund R Classes is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international or bond fund R Classes is expected to qualify for this deduction.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is a sale for tax purposes.

Taxes on Fund Distributions

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

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If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.
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Retirement Funds

Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

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Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.
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Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Transaction Procedures and Special Requirements

The R Class is designed for employer-sponsored defined contribution retirement plans and requires an agreement with T. Rowe Price prior to investment. Investments in the R Class that are (1) not held by employer-sponsored defined contribution retirement plans or (2) held in accounts for which the required agreement with T. Rowe Price has not been executed are subject to rejection or cancellation, and existing shares may be transferred by T. Rowe Price to another class in the fund without prior notice to the intermediary or shareholder.

Purchase Conditions for Intermediaries

Nonpayment

If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on Immediate Redemptions: 10-day Hold

If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

Large Redemptions

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Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. The fund has the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund`s portfolio rather than in cash ("redemption in-kind").  If this occurs, the securities will be selected by the fund in its absolute discretion and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs.
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Excessive and Short-Term Trading

T. Rowe Price may bar excessive and short-term traders from purchasing shares.

Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred for a minimum of 90 calendar days or permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice.

All persons purchasing shares held directly with a T. Rowe Price fund, or through a retirement plan for which T. Rowe Price serves as recordkeeper, who make more than one purchase and one sale or one sale and one purchase involving the same fund within any 90-day calendar period will violate the policy.

All persons purchasing fund shares held through an intermediary, including a broker, bank, investment adviser, recordkeeper, insurance company, or other third party, and who hold the shares for less than 90 calendar days will violate the policy.

Omnibus Accounts

Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying shareholder in accordance with the policy.

Retirement Plans

If shares are held in a retirement plan, generally the fund`s excessive trading policy only applies to shares purchased and redeemed by exchange. However, the policy may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the excessive trading policy is applied by your plan`s recordkeeper. To determine which of your transactions are subject to the fund`s excessive trading policy, you should contact T. Rowe Price or your plan recordkeeper.

Exceptions to Policy

The following types of transactions are generally exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); 2) systematic purchases and redemptions; and 3) checkwriting redemptions from bond and money funds.

In addition, transactions in systematic nondiscretionary rebalancing programs, nondiscretionary asset allocation programs, or fund-of-funds products may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.

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T. Rowe Price may modify the 90-day policy set forth above (for example, in situations where a retirement plan or retirement plan recordkeeper has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if the fund believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading your fund shares through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.
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There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading.

Signature Guarantees

An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Distribution, Shareholder Servicing, and Recordkeeping Fees

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The R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its average daily net assets per year to various unaffiliated intermediaries such as brokers, banks, insurance companies, retirement plan recordkeepers, and retirement plan consultants for distribution and/or shareholder servicing of the R Class shares. Distribution payments may include payments to intermediaries for making the R Class shares available as investment options to retirement plans and retirement plan participants, assisting plan sponsors in conducting searches for investment options, and providing ongoing monitoring of investment options. Shareholder servicing payments may include payments to intermediaries for providing shareholder support services to existing plans or participants invested in the R Class. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of average daily net assets per year for various recordkeeping and transfer agent services they perform. These services include maintaining separate records for each plan or participant, transmitting net purchase and redemption orders, mailing confirmations and periodic statements, and providing telephonic support to respond to questions regarding the plan or participant`s account.
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Payment of these fees may influence your financial advisor`s recommendation of the fund or of any particular share class of the fund.
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More About the Funds 3

Organization and Management

How are the funds organized?

T. Rowe Price Retirement Funds, Inc. (Retirement Funds), was incorporated in Maryland in 2002. Currently, Retirement Funds consists of 12 series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end management investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2003, 2006, and 2007, certain of the funds issued a separate class of shares known as the R Class.

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Shareholders benefit from T. Rowe Price`s 71 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions of the class. The income dividends for R Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the funds?

General Oversight

Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. At least 75% of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Portfolio Management

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T. Rowe Price has established an Investment Advisory Committee with respect to the funds. The committee members are: Jerome A. Clark and Edmund M.
Notzon III, Co-chairmen, Edward C. Bernard, John H. Laporte, Wyatt A. Lee, Mary J. Miller, Brian C. Rogers, Robert W. Smith, Mark J. Vaselkiv, and Richard T. Whitney. The co-chairmen have day-to-day responsibility for managing the funds and work with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and his investment experience dates from that time. Mr. Notzon joined T. Rowe Price in 1989 and his investment experience dates from that time. The Statement of Additional Information provides additional information about the portfolio managers` compensation, other accounts managed by the portfolio managers, and the portfolio managers` ownership of securities in the funds.
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Management of the Underlying Funds

T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.

How are fund expenses determined?

The operating expenses of each Retirement Fund include (a) its direct operating expenses at the Retirement Fund level and (b) its pro-rata share of the fees and expenses of the acquired funds in which it invests. Fund operating expenses include shareholder servicing and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses. The payment of each Retirement Fund`s direct operating expenses is subject to a Special Servicing Agreement (described below) and certain provisions of its Investment Management Agreement with T. Rowe Price. Because of these agreements, each Retirement Fund effectively pays no operating expenses at the Retirement Fund level.

How the Special Servicing Agreements offset the expenses of the Retirement Funds.

The Retirement Funds` investments in the underlying funds are expected to provide savings to the underlying funds. This is primarily the result of the assumed elimination of numerous separate shareholder accounts which, in the absence of the Retirement Funds, would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. The estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the direct operating expenses of the Retirement Funds.

Each underlying fund has entered into a Special Servicing Agreement with each respective Retirement Fund and T. Rowe Price. These agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses. T. Rowe Price has agreed to bear any expenses of each Retirement Fund which exceed the estimated savings to each of the underlying funds. As a result of these provisions, the direct operating expenses of each Retirement Fund are expected to be paid for by the underlying funds in which it invests. Therefore, the Retirement Funds will effectively pay no operating expenses at the Retirement Fund level.

Of course, as discussed in "What fees and expenses will I pay?" in Section 1, shareholders of a Retirement Fund will still indirectly bear their proportionate share of the expenses of each underlying fund in which the Retirement Fund invests.

The Management Fee

T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statement of Additional Information for specific fees.

T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

A discussion about the factors and conclusions considered by the Board in approving each fund`s investment management contract with T. Rowe Price appears in each fund`s annual report to shareholders for the period ended May 31.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

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This is always hypothetical and should not be confused with actual year-by-year results. It smooths out variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.
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Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield, also called the standardized yield, may differ from the dividend yield.

Description of Underlying Funds

The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

Table 16 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described in the prospectuses for each of the underlying funds.

For more information about an underlying fund, call 1-800-638-5660.

The major characteristics of the underlying T. Rowe Price funds are as follows:

Table 16  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

Emerging Markets Bond	High income and capital appreciation.
High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 6- to 10-year range.
International Bond	High current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Income	High level of income consistent with minimal fluctuation in principal value and liquidity. Average effective maturity will not exceed three years.
Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
Overseas Stock	Long-term growth of capital through investments in the common stocks of non-U.S. companies.

Investment Policies of the Retirement Funds

Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

Reserve Position

Each fund may maintain cash reserves in money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

Diversification

Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33 1/3% of each fund`s total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33 1/3% of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

Other Investment Restrictions

As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

Portfolio Turnover

Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

Investment Policies and Practices of the Underlying Funds

In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

Disclosure of Fund Portfolio Information

Each fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the funds` first and third fiscal quarter-end. In addition, the fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of the fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the funds. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. Each fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund`s total assets that they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of the funds` policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

Financial Highlights

Table 17, which provides information about each class`s financial history, is based on a single share outstanding throughout the periods shown. Each class`s section of the table is part of each class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or

lost on an investment in each class (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP.

Table 17  Financial Highlights
5/31/07* through 5/31/08 a
2005 Fund—R Class

Net asset value,beginning of period	$12.32
Income From Investment Operations
Net investment income	0.31
Net gains or losses on securities (both realized and unrealized)	(0.40)
Total from investment operations	(0.09)
Less Distributions
Dividends (from net investment income)	(0.30)
Distributions (fromcapital gains)	(0.25)
Returns of capital	—
Total distributions	(0.55)
Net asset value,end of period	$11.68
Ratiosb
Total return	(0.75)%
Ratio of expenses to average net assets	0.50%
Ratio of net income to average net assets	2.60%
Portfolio turnover rate	15.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.58%
Effective expense ratio	1.08%
Net assets, end of period(in thousands)	$267


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2010 Fund—R Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$12.40	$13.02	$13.89	$14.88	$16.85
Income From Investment Operations
Net investment income	0.16	0.22	0.26	0.33	0.36
Net gains or losses on securities (both realized and unrealized)	0.60	0.91	1.04	2.15	(0.70)
Total from investment operations	0.76	1.13	1.30	2.48	(0.34)
Less Distributions
Dividends (from net investment income)	(0.13)	(0.17)	(0.22)	(0.27)	(0.34)
Distributions (fromcapital gains)	(0.01)	(0.09)	(0.09)	(0.24)	(0.31)
Returns of capital	—	—	—	—	—
Total distributions	(0.14)	(0.26)	(0.31)	(0.51)	(0.65)
Net asset value,end of period	$13.02	$13.89	$14.88	$16.85	$15.86
Ratiosb
Total return	6.17%	8.68%	9.41%	16.90%	(2.04)%
Ratio of expenses to average net assets	0.36%c	0.42%	0.49%	0.50%	0.50%
Ratio of net income to average net assets	1.33%c	1.63%	1.76%	2.11%	2.22%
Portfolio turnover rate	16.3%	6.1%	11.3%	13.1%	7.8%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.71%c	0.68%	0.65%	0.63%	0.61%
Effective expense ratio	1.07%c	1.10%	1.14%	1.13%	1.11%
Net assets, end of period(in thousands)	$1,414	$10,174	$76,366	$171,121	$303,042


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.


Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2015 Fund—R Class

Net asset value,beginning of period	$13.33
Income From Investment Operations
Net investment income	0.31
Net gains or losses on securities (both realized and unrealized)	(0.67)
Total from investment operations	(0.36)
Less Distributions
Dividends (from net investment income)	(0.26)
Distributions (fromcapital gains)	(0.27)
Returns of capital	—
Total distributions	(0.53)
Net asset value,end of period	$12.44
Ratiosb
Total return	(2.73)%
Ratio of expenses to average net assets	0.50%
Ratio of net income to average net assets	2.52%
Portfolio turnover rate	7.6%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.65%
Effective expense ratio	1.15%
Net assets, end of period(in thousands)	$3,515


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2020 Fund—R Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$12.81	$13.62	$14.68	$16.03	$18.64
Income From Investment Operations
Net investment income	0.13	0.18	0.20	0.25	0.28
Net gains or losses on securities (both realized and unrealized)	0.81	1.13	1.45	2.87	(0.97)
Total from investment operations	0.94	1.31	1.65	3.12	(0.69)
Less Distributions
Dividends (from net investment income)	(0.11)	(0.15)	(0.19)	(0.23)	(0.28)
Distributions (fromcapital gains)	(0.02)	(0.10)	(0.11)	(0.28)	(0.42)
Returns of capital	—	—	—	—	—
Total distributions	(0.13)	(0.25)	(0.30)	(0.51)	(0.70)
Net asset value,end of period	$13.62	$14.68	$16.03	$18.64	$17.25
Ratiosb
Total return	7.38%	9.62%	11.29%	19.73%	(3.74)%
Ratio of expenses to average net assets	0.34%c	0.43%	0.49%	0.50%	0.50%
Ratio of net income to average net assets	0.95%c	1.22%	1.30%	1.43%	1.62%
Portfolio turnover rate	23.9%	0.8%	11.9%	8.4%	6.7%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.80%c	0.76%	0.72%	0.69%	0.68%
Effective expense ratio	1.14%c	1.19%	1.21%	1.19%	1.18%
Net assets, end of period(in thousands)	$2,197	$14,807	$77,705	$239,903	$466,884
*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2025 Fund—R Class

Net asset value,beginning of period	$14.01
Income From Investment Operations
Net investment income	0.15
Net gains or losses on securities (both realized and unrealized)	(0.75)
Total from investment operations	(0.60)
Less Distributions
Dividends (from net investment income)	(0.21)
Distributions (fromcapital gains)	(0.32)
Returns of capital	—
Total distributions	(0.53)
Net asset value,end of period	$12.88
Ratiosb
Total return	(4.32)%
Ratio of expenses to average net assets	0.50%
Ratio of net income to average net assets	1.21%
Portfolio turnover rate	5.9%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.70%
Effective expense ratio	1.20%
Net assets, end of period(in thousands)	$4,784


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2030 Fund—R Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$13.05	$14.03	$15.23	$17.05	$20.16
Income From Investment Operations
Net investment income	0.09	0.09	0.10	0.17	0.22
Net gains or losses on securities (both realized and unrealized)	1.00	1.34	1.95	3.45	(1.19)
Total from investment operations	1.09	1.43	2.05	3.62	(0.97)
Less Distributions
Dividends (from net investment income)	(0.09)	(0.11)	(0.12)	(0.17)	(0.22)
Distributions (fromcapital gains)	(0.02)	(0.12)	(0.11)	(0.34)	(0.50)
Returns of capital	—	—	—	—	—
Total distributions	(0.11)	(0.23)	(0.23)	(0.51)	(0.72)
Net asset value,end of period	$14.03	$15.23	$17.05	$20.16	$18.47
Ratiosb
Total return	8.40%	10.19%	13.51%	21.51%	(4.85)%
Ratio of expenses to average net assets	0.38%c	0.41%	0.49%	0.50%	0.50%
Ratio of net income to average net assets	0.47%c	0.59%	0.62%	0.93%	1.16%
Portfolio turnover rate	26.1%	1.3%	11.9%	7.8%	5.6%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%	0.73%	0.72%
Effective expense ratio	1.22%c	1.21%	1.25%	1.23%	1.22%
Net assets, end of period(in thousands)	$1,030	$13,712	$57,797	$175,090	$327,834


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2035 Fund—R Class

Net asset value,beginning of period	$14.43
Income From Investment Operations
Net investment income	0.15
Net gains or losses on securities (both realized and unrealized)	(0.88)
Total from investment operations	(0.73)
Less Distributions
Dividends (from net investment income)	(0.18)
Distributions (fromcapital gains)	(0.35)
Returns of capital	—
Total distributions	(0.53)
Net asset value,end of period	$13.17
Ratiosb
Total return	(5.11)%
Ratio of expenses to average net assets	0.50%
Ratio of net income to average net assets	1.23%
Portfolio turnover rate	5.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.73%
Effective expense ratio	1.23%
Net assets, end of period(in thousands)	$3,022


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2040 Fund—R Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$13.09	$14.07	$15.32	$17.16	$20.39
Income From Investment Operations
Net investment income	0.09	0.05	0.10	0.15	0.20
Net gains or losses on securities (both realized and unrealized)	1.00	1.39	1.96	3.54	(1.23)
Total from investment operations	1.09	1.44	2.06	3.69	(1.03)
Less Distributions
Dividends (from net investment income)	(0.09)	(0.10)	(0.11)	(0.15)	(0.22)
Distributions (fromcapital gains)	(0.02)	(0.09)	(0.11)	(0.31)	(0.52)
Returns of capital	—	—	—	—	—
Total distributions	(0.11)	(0.19)	(0.22)	(0.46)	(0.74)
Net asset value,end of period	$14.07	$15.32	$17.16	$20.39	$18.62
Ratiosb
Total return	8.37%	10.24%	13.49%	21.76%	(5.10)%
Ratio of expenses to average net assets	0.42%c	0.44%	0.49%	0.49%	0.50%
Ratio of net income to average net assets	0.58%c	0.34%	0.56%	0.84%	1.07%
Portfolio turnover rate	26.9%	1.3%	11.3%	8.4%	7.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%	0.74%	0.73%
Effective expense ratio	1.26%c	1.24%	1.25%	1.23%	1.23%
Net assets, end of period(in thousands)	$655	$8,596	$22,185	$89,263	$177,448


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.


Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2045 Fund—R Class

Net asset value,beginning of period	$13.55
Income From Investment Operations
Net investment income	0.18
Net gains or losses on securities (both realized and unrealized)	(0.85)
Total from investment operations	(0.67)
Less Distributions
Dividends (from net investment income)	(0.17)
Distributions (fromcapital gains)	(0.30)
Returns of capital	—
Total distributions	(0.47)
Net asset value,end of period	$12.41
Ratiosb
Total return	(4.99)%
Ratio of expenses to average net assets	0.50%
Ratio of net income to average net assets	1.52%
Portfolio turnover rate	6.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.73%
Effective expense ratio	1.23%
Net assets, end of period(in thousands)	$1,081


*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	12/29/06* through 5/31/07 a	Year ended May 31 2008 a
2050 Fund—R Class

Net asset value,beginning of period	$10.00	$10.94
Income From Investment Operations
Net investment income	—	0.09
Net gains or losses on securities (both realized and unrealized)	0.94	(0.63)
Total from investment operations	0.94	(0.54)
Less Distributions
Dividends (from net investment income)	—	(0.11)
Distributions (fromcapital gains)	—	(0.07)
Returns of capital	—	—
Total distributions	—	(0.18)
Net asset value,end of period	$10.94	$10.22
Ratiosb
Total return	9.40%	(4.96)%
Ratio of expenses to average net assets	0.50%c	0.49%
Ratio of net income to average net assets	0.08%c	0.87%
Portfolio turnover rate	24.0%c	13.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.74%c	0.73%
Effective expense ratio	1.24%c	1.22%
Net assets, end of period(in thousands)	$443	$6,669

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
5/31/07* through 5/31/08 a
2055 Fund—R Class

Net asset value,beginning of period	$10.95
Income From Investment Operations
Net investment income	0.15
Net gains or losses on securities (both realized and unrealized)	(0.70)
Total from investment operations	(0.55)
Less Distributions
Dividends (from net investment income)	(0.11)
Distributions (fromcapital gains)	(0.07)
Returns of capital	—
Total distributions	(0.18)
Net asset value,end of period	$10.22
Ratiosb
Total return	(5.04)%
Ratio of expenses to average net assets	0.50%
Ratio of net income to average net assets	1.42%
Portfolio turnover rate	17.0%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.73%
Effective expense ratio	1.23%
Net assets, end of period(in thousands)	$321

*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
Income Fund—R Class		2005a	2006a	2007 a	2008 a

Net asset value,beginning of period	$11.37	$11.66	$12.13	$12.56	$13.62
Income From Investment Operations
Net investment income	0.14	0.26	0.32	0.39	0.39
Net gains or losses on securities (both realized and unrealized)	0.30	0.50	0.48	1.18	(0.36)
Total from investment operations	0.44	0.76	0.80	1.57	0.03
Less Distributions
Dividends (from net investment income)	(0.14)	(0.26)	(0.32)	(0.39)	(0.39)
Distributions (fromcapital gains)	(0.01)	(0.03)	(0.05)	(0.12)	(0.15)
Returns of capital	—	—	—	—	—
Total distributions	(0.15)	(0.29)	(0.37)	(0.51)	(0.54)
Net asset value,end of period	$11.66	$12.13	$12.56	$13.62	$13.11
Ratiosb
Total return	3.89%	6.58%	6.69%	12.77%	0.26%
Ratio of expenses to average net assets	0.32%c	0.29%	0.42%	0.50%	0.50%
Ratio of net income to average net assets	2.03%c	2.17%	2.66%	2.95%	2.93%
Portfolio turnover rate	12.9%	21.2%	10.2%	36.3%	7.8%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.60%c	0.57%	0.56%	0.56%	0.55%
Effective expense ratio	0.92%c	0.86%	0.98%	1.06%	1.05%
Net assets, end of period(in thousands)	$1,224	$2,079	$10,859	$35,211	$62,915
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*Inception date.

aPer share amounts calculated using average shares outstanding method.

bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

cAnnualized.

dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

If you are purchasing fund shares through a third-party intermediary, contact the intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

Tax Identification
Number

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The intermediary must provide T. Rowe Price with its certified Social Security or employer identification number. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s NAV on the redemption date.

All initial and subsequent investments by intermediaries should be made by bank wire or electronic payment. For more information, contact Financial Institution Services.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Important Information About Opening an Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account.

When an account is opened, the name, residential street address, date of birth, and Social Security number or employer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers must be provided. Entities are also required to provide documents such as articles of incorporation, partnership agreements, trust documents, and other applicable records.

T. Rowe Price will use this information to verify the identity of the person(s)/entity opening the account. An account cannot be opened until all of this information is received. If the identity of the account holder cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

Intermediaries should call Financial Institution Services for an account number, assignment to a dedicated service representative, and wire transfer instructions.

In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.

Intermediaries should complete a New Account Form and mail it, with proper documentation identifying your firm, to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-4232
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or access troweprice.com for wire transfer instructions.

Exchanging and redeeming ShareS

Exchange Service

Money can be moved from one account to an existing, identically registered account or a new identically registered account can be opened. Intermediaries should call their Financial Institution Services representative for more information or to place a trade. For exchange policies, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Some of the T. Rowe Price funds may impose a redemption fee. Check the fund`s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

Rights Reserved by the Funds

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T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

___________________________________________________________________

This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

1940 Act File No. 811-21149

E416-040 10/1/08

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary. These documents are also available at troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

This is the Statement of Additional Information for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I contains information that is particular to each fund, while Part II contains information that generally applies to all of the funds in the T. Rowe Price family of funds (the "Price Funds").

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The date of this Statement of Additional Information ("SAI") is October 1, 2008.
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T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
 T. Rowe Price Blue Chip Growth Fund—Advisor Class
 T. Rowe Price Blue Chip Growth Fund—R Class

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
 California Tax-Free Bond Fund
 California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND
 T. Rowe Price Capital Appreciation Fund—Advisor Class

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
 T. Rowe Price Capital Opportunity Fund—Advisor Class
 T. Rowe Price Capital Opportunity Fund—R Class

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
 T. Rowe Price Dividend Growth Fund—Advisor Class

T. ROWE PRICE EQUITY INCOME FUND
 T. Rowe Price Equity Income Fund—Advisor Class
 T. Rowe Price Equity Income Fund—R Class

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.
 T. Rowe Price Growth Stock Fund—Advisor Class
 T. Rowe Price Growth Stock Fund—R Class

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.
 T. Rowe Price High Yield Fund—Advisor Class

T. ROWE PRICE INDEX TRUST, INC.
 T. Rowe Price Equity Index 500 Fund
 T. Rowe Price Extended Equity Market Index Fund
 T. Rowe Price Total Equity Market Index Fund

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. ("Institutional Equity Funds")
 T. Rowe Price Institutional Concentrated Large-Cap Value Fund
 T. Rowe Price Institutional Large-Cap Core Growth Fund
 T. Rowe Price Institutional Large-Cap Growth Fund
 T. Rowe Price Institutional Large-Cap Value Fund
 T. Rowe Price Institutional Mid-Cap Equity Growth Fund
 T. Rowe Price Institutional Small-Cap Stock Fund
 T. Rowe Price Institutional U.S. Structured Research Fund

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
 T. Rowe Price Institutional Core Plus Fund
 T. Rowe Price Institutional Floating Rate Fund
 T. Rowe Price Institutional High Yield Fund

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. Rowe Price Institutional Africa & Middle East Fund

T. Rowe Price Institutional Emerging Markets Bond Fund
 T. Rowe Price Institutional Emerging Markets Equity Fund
 T. Rowe Price Institutional Foreign Equity Fund
 T. Rowe Price Institutional Global Equity Fund
 T. Rowe Price Institutional International Bond Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. Rowe Price Africa & Middle East Fund
 T. Rowe Price Emerging Europe & Mediterranean Fund
 T. Rowe Price Emerging Markets Bond Fund
 T. Rowe Price Emerging Markets Stock Fund
 T. Rowe Price European Stock Fund
 T. Rowe Price Global Stock Fund
 T. Rowe Price Global Stock Fund—Advisor Class
 T. Rowe Price International Bond Fund®
 T. Rowe Price International Bond Fund—Advisor Class
 T. Rowe Price International Discovery Fund
 T. Rowe Price International Growth & Income Fund
 T. Rowe Price International Growth & Income Fund—Advisor Class
 T. Rowe Price International Growth & Income Fund—R Class
 T. Rowe Price International Stock Fund
 T. Rowe Price International Stock Fund—Advisor Class
 T. Rowe Price International Stock Fund—R Class
 T. Rowe Price Japan Fund
 T. Rowe Price Latin America Fund
 T. Rowe Price New Asia Fund
 T. Rowe Price Overseas Stock Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. Rowe Price International Equity Index Fund

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. Rowe Price Mid-Cap Growth Fund—Advisor Class
 T. Rowe Price Mid-Cap Growth Fund—R Class

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. Rowe Price Mid-Cap Value Fund—Advisor Class
 T. Rowe Price Mid-Cap Value Fund—R Class

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. Rowe Price New America Growth Fund—Advisor Class

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. Rowe Price New Income Fund—Advisor Class
 T. Rowe Price New Income Fund—R Class

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. ("Personal Strategy Funds")

T. Rowe Price Personal Strategy Balanced Fund
 T. Rowe Price Personal Strategy Growth Fund
 T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. Rowe Price Real Estate Fund—Advisor Class

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. ("TRP Reserve Investment Funds")

T. Rowe Price Government Reserve Investment Fund ("TRP Government Reserve Investment Fund")
 T. Rowe Price Reserve Investment Fund ("TRP Reserve Investment Fund")

T. ROWE PRICE RETIREMENT FUNDS, INC. ("Retirement Funds")

T. Rowe Price Retirement 2005 Fund
 T. Rowe Price Retirement 2005 Fund—Advisor Class
 T. Rowe Price Retirement 2005 Fund—R Class
 T. Rowe Price Retirement 2010 Fund
 T. Rowe Price Retirement 2010 Fund—Advisor Class
 T. Rowe Price Retirement 2010 Fund—R Class
 T. Rowe Price Retirement 2015 Fund
 T. Rowe Price Retirement 2015 Fund—Advisor Class
 T. Rowe Price Retirement 2015 Fund—R Class
 T. Rowe Price Retirement 2020 Fund
 T. Rowe Price Retirement 2020 Fund—Advisor Class
 T. Rowe Price Retirement 2020 Fund—R Class
 T. Rowe Price Retirement 2025 Fund
 T. Rowe Price Retirement 2025 Fund—Advisor Class
 T. Rowe Price Retirement 2025 Fund—R Class
 T. Rowe Price Retirement 2030 Fund
 T. Rowe Price Retirement 2030 Fund—Advisor Class
 T. Rowe Price Retirement 2030 Fund—R Class
 T. Rowe Price Retirement 2035 Fund
 T. Rowe Price Retirement 2035 Fund—Advisor Class
 T. Rowe Price Retirement 2035 Fund—R Class
 T. Rowe Price Retirement 2040 Fund
 T. Rowe Price Retirement 2040 Fund—Advisor Class
 T. Rowe Price Retirement 2040 Fund—R Class
 T. Rowe Price Retirement 2045 Fund
 T. Rowe Price Retirement 2045 Fund—Advisor Class
 T. Rowe Price Retirement 2045 Fund—R Class
 T. Rowe Price Retirement 2050 Fund
 T. Rowe Price Retirement 2050 Fund—Advisor Class
 T. Rowe Price Retirement 2050 Fund—R Class
 T. Rowe Price Retirement 2055 Fund
 T. Rowe Price Retirement 2055 Fund—Advisor Class
 T. Rowe Price Retirement 2055 Fund—R Class
 T. Rowe Price Retirement Income Fund
 T. Rowe Price Retirement Income Fund—Advisor Class
 T. Rowe Price Retirement Income Fund—R Class

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. Rowe Price Science & Technology Fund—Advisor Class

T. ROWE PRICE SHORTTERM BOND FUND, INC.

T. Rowe Price Short-Term Bond Fund—Advisor Class

T. ROWE PRICE SHORTTERM INCOME FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. Rowe Price Small-Cap Stock Fund—Advisor Class

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. Rowe Price Small-Cap Value Fund—Advisor Class

T. ROWE PRICE SPECTRUM FUND, INC. ("Spectrum Funds")

Spectrum Growth Fund
 Spectrum Income Fund
 Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST

Georgia Tax-Free Bond Fund
 Maryland Short-Term Tax-Free Bond Fund
 Maryland Tax-Free Bond Fund
 Maryland Tax-Free Money Fund
 New Jersey Tax-Free Bond Fund

New York Tax-Free Bond Fund
 New York Tax-Free Money Fund
 Virginia Tax-Free Bond Fund

T. ROWE PRICE SUMMIT FUNDS, INC. ("Summit Income Funds")

T. Rowe Price Summit Cash Reserves Fund
 T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. ("Summit Municipal Funds")

T. Rowe Price Summit Municipal Money Market Fund
 T. Rowe Price Summit Municipal Intermediate Fund
 T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. ("Tax-Efficient Funds")

T. Rowe Price Tax-Efficient Balanced Fund

T. Rowe Price Tax-Efficient Growth Fund

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. Rowe Price Tax-Free Income Fund—Advisor Class

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC. ("U.S. Treasury Funds")

U.S. Treasury Intermediate Fund

U.S. Treasury Long-Term Fund

U.S. Treasury Money Fund

T. ROWE PRICE VALUE FUND, INC.

T. Rowe Price Value Fund—Advisor Class

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

Each fund`s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund`s annual or semiannual report and incorporated by reference into this Statement of Additional Information. The Institutional Africa & Middle East Fund has not been in existence for a long enough time to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I — TABLE OF CONTENTS

	Page		Page

Management of the Funds	11	Distributor for the Funds	124
Principal Holders of Securities	74	Portfolio Transactions	127
Investment Management Agreements	103	Independent Registered Public Accounting Firm	149
Other Shareholder Services	120	Part II	150

References to the following are as indicated:

Internal Revenue Code of 1986, as amended ("Code")
Investment Company Act of 1940 ("1940 Act")
Moody`s Investors Service, Inc. ("Moody`s")
Securities Act of 1933 ("1933 Act")
Securities and Exchange Commission ("SEC")
Securities Exchange Act of 1934 ("1934 Act")
Standard & Poor`s Corporation ("S&P")
T. Rowe Price Associates, Inc. ("T. Rowe Price")
T. Rowe Price International, Inc. ("T. Rowe Price International")

Advisor Class

The Advisor Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The Advisor Class shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.

R Class

The R Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

TRP Government Reserve Investment, TRP Reserve Investment and Short-Term Income Funds

These funds are not available for direct purchase by members of the public.

Institutional Funds

These funds have a $1,000,000 initial investment minimum and are designed for institutional investors. Institutional investors typically include banks, pension plans, and trust and investment companies.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund`s category, which should be used to identify groups of funds that are referenced throughout this SAI.
Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced	Blended	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Developing Technologies	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Small-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Emerging Europe & Mediterranean	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Equity Income Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Equity Index 500	Index Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Portfolio	Index Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
European Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services	Equity	Dec 31	Dec 31	June 30	May 1
Georgia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology	Equity	Dec 31	Dec 31	June 30	May 1
GNMA	Taxable Bond	May 31	May 31	Nov 30	Oct 1
TRP Government Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Health Sciences Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Concentrated Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Core Plus	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Foreign Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Core Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Mid-Cap Equity Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Institutional U.S. Structured Research	Equity	Dec 31	Dec 31	June 30	May 1
International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Discovery	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Portfolio	International Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Japan	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America	International Equity	Oct 31	Oct 31	Apr 30	March 1
Limited-Term Bond Portfolio	Bond Variable Annuity	Dec 31	Dec 31	June 30	May 1
Limited-Term Bond Portfolio—II	Bond Variable Annuity	Dec 31	Dec 31	June 30	May 1
Maryland Short-Term Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Media & Telecommunications	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
New Asia	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons	Equity	Dec 31	Dec 31	June 30	May 1
New Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—R Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Balanced Portfolio	Blended Variable Annuity	Dec 31	Dec 31	June 30	May 1
Personal Strategy Growth	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income	Blended	May 31	May 31	Nov 30	Oct 1
Prime Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1
Prime Reserve Portfolio	Money Variable Annuity	Dec 31	Dec 31	June 30	May 1
Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
TRP Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Retirement 2005	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Science & Technology	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum Income	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum International	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Summit Cash Reserves	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
Summit GNMA	Taxable Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Income	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Money Market	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Tax-Efficient Balanced	Blended	Feb 28	Feb 28	Aug 30	July 1
Tax-Efficient Growth	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Efficient Multi-Cap Growth	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund—Advisor Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
U.S. Bond Index	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. Treasury Intermediate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
Value	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

MANAGEMENT OF THE FUNDS

The officers and directors* of the Price Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Boards elect the funds` officers. The Boards also are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland or Massachusetts, and other laws. At least 75% of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Except as indicated, each inside director or officer has been an employee of T. Rowe Price or T. Rowe Price International for five or more years. Each Board currently has three committees, described in the following paragraphs.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. Anthony W. Deering is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held four formal meetings in 2007.

The Joint Audit Committee is composed of Jeremiah E. Casey, Karen N. Horn, and Theo C. Rodgers, all independent directors. The Joint Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent registered public accounting firm of the Price Funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting, tax, compliance, or other questions relating to particular areas of the Price Funds` operations or the operations of parties dealing with the Price Funds, as circumstances indicate. The Joint Audit Committee met three times in 2007.

The funds` Executive Committee, consisting of the funds` interested director(s), has been authorized by its respective Board to exercise all powers of the Boards to manage the funds in the intervals between meetings of the Boards, except the powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board.

* The term "director" is used to refer to directors or trustees, as applicable.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies
Jeremiah E. Casey 1940 123 portfolios	Director, National Life Insurance (2001 to 2005); Director, The Rouse Company, real estate developers (1990 to 2004)	None
Anthony W. Deering 1945 123 portfolios	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Vornado Real Estate Investment Trust (3/04 to present); Director, Mercantile Bankshares (2002 to 2007); Member, Advisory Board, Deutsche Bank North America (2004 to present); Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)
Vornado Real Estate Investment Trust and Deutsche Bank North America
Donald W. Dick, Jr. 1943 123 portfolios	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm (10/95 to present); Chairman, The Haven Group, a custom manufacturer of modular homes (1/04 to present)	None
David K. Fagin 1938 123 portfolios	Chairman and President, Nye Corporation (6/88 to present); Director, Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim Mining Corp. (2/02 to present); Director, B.C. Corporation (3/08 to present); Chairman, Canyon Resources Corp. (8/07 to 3/08); Director, Atna Resources Ltd. (3/08 to present)
B.C. Corporation, Golden Star Resources Ltd., Pacific Rim Mining Corp. and Atna Resources Ltd.
Karen N. Horn 1943 123 portfolios	Director, Eli Lilly and Company (1987 to present); Director, Simon Property Group (2004 to present); Director, Federal National Mortgage Association (9/06 to present); Director, Norfolk Southern (2/08 to present); Director, Georgia Pacific (5/04 to 12/05); Managing Director and President, Global Private Client Services, Marsh Inc. (1999 to 2003)
Federal National Mortgage Association, Norfolk Southern, Eli Lilly and Company, and Simon Property Group
Theo C. Rodgers 1941 123 portfolios	President, A&R Development Corporation (1977 to present)	None
John G. Schreiber 1946 123 portfolios	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Partner, Blackstone Real Estate Advisors, L.P. (10/92 to present)	None

(a)All information about the directors was current as of December 31, 2007, except for the number of portfolios, which is current as of the date of this Statement of Additional Information.

Inside Directors(a)

The following persons are considered interested persons of the funds because they also serve as officers of the funds and/or T. Rowe Price or T. Rowe Price International. No more than two inside directors serve as directors of any fund.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies
Edward C. Bernard 1956 123 portfolios	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price International, Inc.; Chief Executive Officer, Chairman of the Board, Director, and President, T. Rowe Price Trust CompanyChairman of the Board, all funds
None
John H. Laporte; CFA 1945 16 portfolios	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust CompanyPresident, New Horizons Fund; Executive Vice President, Spectrum Funds; Vice President, Diversified Small-Cap Growth Fund, Health Sciences Fund, Personal Strategy Funds, and Retirement Funds
None
Mary J. Miller; CFA 1955 38 portfolios	Director, T. Rowe Price Trust Company; Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc.President, California Tax-Free Income Trust, Institutional Income Funds, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free Income Fund, and U.S. Treasury Funds; Executive Vice President, Spectrum Funds; Vice President, Corporate Income Fund, GNMA Fund, Inflation Protected Bond Fund, Personal Strategy Funds, Prime Reserve Fund, TRP Reserve Investment Funds, Retirement Funds, Summit Funds, Tax-Efficient Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
None
Brian C. Rogers; CFA, CIC 1955 69 portfolios	Chief Investment Officer, Director, and Vice President, T. Rowe Price; Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust CompanyPresident, Equity Income Fund and Institutional Equity Funds; Vice President, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Value Fund
None

(a)All information about the directors was current as of December 31, 2007, except for the number of portfolios, which is current as of the date of this Statement of Additional Information.

Retirement and Spectrum Funds (individually, a "Fund-of-Funds" and collectively, "Funds-of-Funds")

The management of the business and affairs of the Funds-of-Funds is the responsibility of the Board. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order) issued by the SEC in connection with the Spectrum Funds (and which also applies to Retirement Funds). A majority of directors of the Funds-of-Funds are independent. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and T. Rowe Price International also serve in similar positions with most of the various Price Funds in which the Retirement and Spectrum Funds invest (collectively, "underlying Price funds"). Thus, if the interests of the Funds-of-Funds and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price funds. The directors of Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds, T. Rowe Price, and T. Rowe Price International will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund`s Board (or that of the corporation or trust of which the fund is a part).
Fund/Corporation/Trust	Number of portfolios	Independent Directors
		Casey	Deering	Dick	Fagin	Horn	Rodgers	Schreiber
Balanced	1	2005	2001	1991	1991	2003	2005	2001
Blue Chip Growth	1	2005	2001	1993	1993	2003	2005	2001
California Tax-Free Income Trust	2	2006	1986	2001	2001	2003	2005	1992
Capital Appreciation	1	2005	2001	1986	1988	2003	2005	2001
Capital Opportunity	1	2005	2001	1994	1994	2003	2005	2001
Corporate Income	1	2006	1995	2001	2001	2003	2005	1995
Developing Technologies	1	2005	2001	2000	2000	2003	2005	2001
Diversified Mid-Cap Growth	1	2005	2003	2003	2003	2003	2005	2003
Diversified Small-Cap Growth	1	2005	2001	1997	1997	2003	2005	2001
Dividend Growth	1	2005	2001	1992	1992	2003	2005	2001
Equity Income	1	2005	2001	1994	1988	2003	2005	2001
Equity Series	7	2005	2001	1994	1994	2003	2005	2001
Financial Services	1	2005	2001	1996	1996	2003	2005	2001
Fixed Income Series	2	2006	1994	2001	2001	2003	2005	1994
Global Technology	1	2005	2001	2000	2000	2003	2005	2001
GNMA	1	2006	1985	2001	2001	2003	2005	1992
Growth & Income	1	2005	2001	1982	1994	2003	2005	2001
Growth Stock	1	2005	2001	1980	1994	2003	2005	2001
Health Sciences	1	2005	2001	1995	1995	2003	2005	2001
High Yield	1	2006	1984	2001	2001	2003	2005	1992
Index Trust	3	2005	2001	1994	1994	2003	2005	2001
Inflation Protected Bond	1	2006	2002	2002	2002	2003	2005	2002
Institutional Equity	7	2005	2001	1996	1996	2003	2005	2001
Institutional Income	3	2006	2002	2002	2002	2003	2005	2002
Institutional International	6	2006	1991	1989	2001	2003	2006	2001
International	14	2006	1991	1988	2001	2003	2006	2001
International Index	1	2006	2000	2000	2001	2003	2006	2001
International Series	1	2006	1994	1994	2001	2003	2006	2001
Media & Telecommunications	1	2005	2001	1997	1997	2003	2005	2001
Mid-Cap Growth	1	2005	2001	1992	1992	2003	2005	2001
Mid-Cap Value	1	2005	2001	1996	1996	2003	2005	2001
New America Growth	1	2005	2001	1985	1994	2003	2005	2001
New Era	1	2005	2001	1994	1988	2003	2005	2001
New Horizons	1	2005	2001	1994	1988	2003	2005	2001
New Income	1	2006	1980	2001	2001	2003	2005	1992
Personal Strategy	3	2005	2001	1994	1994	2003	2005	2001
Prime Reserve	1	2006	1979	2001	2001	2003	2005	1992
Real Estate	1	2005	2001	1997	1997	2003	2005	2001
TRP Reserve Investment	2	2006	1997	2001	2001	2003	2005	1997
Retirement	12	2005	2002	2002	2002	2003	2005	2002
Science & Technology	1	2005	2001	1994	1994	2003	2005	2001
Short-Term Bond	1	2006	1983	2001	2001	2003	2005	1992
Short-Term Income	1	2006	2006	2006	2006	2006	2006	2006
Small-Cap Stock	1	2005	2001	1992	1992	2003	2005	2001
Small-Cap Value	1	2005	2001	1994	1994	2003	2005	2001
Spectrum	3	2005	2001	1999	1999	2003	2005	2001
State Tax-Free Income Trust	8	2006	1986	2001	2001	2003	2005	1992
Summit	2	2006	1993	2001	2001	2003	2005	1993
Summit Municipal	3	2006	1993	2001	2001	2003	2005	1993
Tax-Efficient	3	2005	2001	1997	1997	2003	2005	2001
Tax-Exempt Money	1	2006	1983	2001	2001	2003	2005	1992
Tax-Free High Yield	1	2006	1984	2001	2001	2003	2005	1992
Tax-Free Income	1	2006	1983	2001	2001	2003	2005	1992
Tax-Free Short-Intermediate	1	2006	1983	2001	2001	2003	2005	1992
U.S. Bond Index	1	2006	2000	2001	2001	2003	2005	2000
U.S. Treasury	3	2006	1989	2001	2001	2003	2005	1992
Value	1	2005	2001	1994	1994	2003	2005	2001

Fund/Corporation/Trust	Number of Portfolios	Inside Directors
		Bernard	Laporte	Miller	Rogers
Balanced	1	2006	—	—	2006
Blue Chip Growth	1	2006	—	—	2006
California Tax-Free Income Trust	2	2006	—	2004	—
Capital Appreciation	1	2006	—	—	2006
Capital Opportunity	1	2006	1994	—	—
Corporate Income	1	2006	—	2004	—
Developing Technologies	1	2006	—	—	2006
Diversified Mid-Cap Growth	1	2006	2006	—	—
Diversified Small-Cap Growth	1	2006	1997	—	—
Dividend Growth	1	2006	—	—	2006
Equity Income	1	2006	—	—	2006
Equity Series	7	2006	1994	—	—
Financial Services	1	2006	—	—	2006
Fixed Income Series	2	2006	—	2004	—
Global Technology	1	2006	—	—	2006
GNMA	1	2006	—	2004	—
Growth & Income	1	2006	—	—	2006
Growth Stock	1	2006	—	—	2006
Health Sciences	1	2006	1995	—	—
High Yield	1	2006	—	2004	—
Index Trust	3	2006	—	—	2006
Inflation Protected Bond	1	2006	—	2004	—
Institutional Equity	7	2006	—	—	2006
Institutional Income	3	2006	—	2004	—
Institutional International	6	2006	—	—	2006
International	14	2006	—	—	2006
International Index	1	2006	—	—	2006
International Series	1	2006	—	—	2006
Media & Telecommunications	1	2006	—	—	2006
Mid-Cap Growth	1	2006	—	—	2006
Mid-Cap Value	1	2006	—	—	2006
New America Growth	1	2006	1985	—	—
New Era	1	2006	—	—	2006
New Horizons	1	2006	1988	—	—
New Income	1	2006	—	2004	—
Personal Strategy	3	2006	—	—	2006
Prime Reserve	1	2006	—	2004	—
Real Estate	1	2006	—	—	2006
TRP Reserve Investment	2	2006	—	2004	—
Retirement	12	2006	—	—	2006
Science & Technology	1	2006	1988	—	—
Short-Term Bond	1	2006	—	2004	—
Short-Term Income	1	2006	—	2006	—
Small-Cap Stock	1	2006	1994	—	—
Small-Cap Value	1	2006	1994	—	—
Spectrum	3	2006	—	—	2006
State Tax-Free Income Trust	8	2006	—	2004	—
Summit	2	2006	—	2004	—
Summit Municipal	3	2006	—	2004	—
Tax-Efficient	3	2006	—	—	2006
Tax-Exempt Money	1	2006	—	2004	—
Tax-Free High Yield	1	2006	—	2004	—
Tax-Free Income	1	2006	—	2004	—
Tax-Free Short-Intermediate	1	2006	—	2004	—
U.S. Bond Index	1	2006	—	2004	—
U.S. Treasury	3	2006	—	2004	—
Value	1	2006	—	—	2006

Officers

Fund	Name	Position Held With Fund
All funds	Roger L. Fiery III Gregory S. Golczewski David Oestreicher Julie L. Waples Gregory K. Hinkle Patricia B. Lippert John R. Gilner	Vice President Vice President Vice President Vice President Treasurer Secretary Chief Compliance Officer

Fund	Name	Position Held With Fund
Balanced	Edmund M. Notzon III Richard T. Whitney E. Frederick Bair Wendy R. Diffenbaugh Robert M. Larkins Raymond A. Mills Mark J. Vaselkiv (See preceding table for remaining officers)	President Executive Vice President Vice President Vice President Vice President Vice President Vice President
Blue Chip Growth	Larry J. Puglia
P. Robert Bartolo
Peter J. Bates
G. Mark Bussard
Richard de los Reyes
Shawn T. Driscoll
David J. Eiswert
Henry M. Ellenbogen
Thomas J. Huber
Jason Nogueira
Timothy E. Parker
Robert W. Sharps
Taymour R. Tamaddon
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
California Tax-Free Income Trust California Tax-Free Bond California Tax-Free Money	Mary J. Miller
Joseph K. Lynagh
Konstantine B. Mallas
Hugh D. McGuirk
Steven G. Brooks
G. Richard Dent
Charles E. Emrich
Alan D. Levenson
James M. McDonald
Linda A. Murphy
Timothy G. Taylor
M. Helena Condez
Chen Shao
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President

Capital Appreciation	David R. Giroux
Francisco Alonso
Jeffrey W. Arricale
Mark S. Finn
John D. Linehan
Michael J. McGonigle
Heather K. McPherson
Sudhir Nanda
Christian M. O`Neill
Robert T. Quinn, Jr.
Gabriel Solomon
William J. Stromberg
Susan G. Troll
Eric L. Veiel
Tamara P. Wiggs
(See preceding table for remaining officers)
President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President

Capital Opportunity	Anna M. Dopkin
Kennard W. Allen
Peter J. Bates
David J. Eiswert
Mark S. Finn
Ann M. Holcomb
Jennifer Martin
Philip A. Nestico
Jason Nogueira
Timothy E. Parker
Charles G. Pepin
Robert T. Quinn, Jr.
Gabriel Solomon
Eric L. Veiel
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Corporate Income	David A. Tiberii
Mark J. Vaselkiv
Steven E. Boothe
Steven G. Brooks
Alan D. Levenson
Michael J. McGonigle
Mary J. Miller
Vernon A. Reid, Jr.
Theodore E. Robson
Edward A. Wiese
Thea N. Williams
Michael J. Grogan
Robert L. McWilliam
(See preceding table for remaining officers)
President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President

Developing Technologies	Jeffrey Rottinghaus
Kennard W. Allen
Christopher W. Carlson
David J. Eiswert
Henry M. Ellenbogen
Hugh M. Evans III
Rhett K. Hunter
Michael F. Sola
Joshua K. Spencer
Chirag Vasavada
Thomas H. Watson
Nalin Yogasundram
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Diversified Mid-Cap Growth	Donald J. Peters Donald J. Easley Sudhir Nanda Philip A. Nestico John F. Wakeman Mark R. Weigman (See preceding table for remaining officers)	President Executive Vice President Vice President Vice President Vice President Vice President
Diversified Small-Cap Growth	Sudhir Nanda Wendy R. Diffenbaugh Donald J. Easley John H. Laporte Curt J. Organt Michael T. Roberts J. David Wagner Richard T. Whitney John Z. Wood (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Dividend Growth	Thomas J. Huber Peter J. Bates David M. Lee Daniel Martino Jason Nogueira Timothy E. Parker Robert T. Quinn, Jr. William J. Stromberg Eric L. Veiel (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Equity Income	Brian C. Rogers Jeffrey W. Arricale Andrew M. Brooks Mark S. Finn David R. Giroux Paul Greene II John D. Linehan Jason B. Polun Robert T. Quinn, Jr. Eric L. Veiel (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Financial Services	Jeffrey W. Arricale
Anna M. Dopkin
Christopher T. Fortune
Steven Krichbaum
Ian C. McDonald
Michael J. McGonigle
Hwee Jan Ng
Jason B. Polun
Frederick A. Rizzo
Federico Santilli
Gabriel Solomon
Mitchell J.K. Todd
Eric L. Veiel
Tamara P. Wiggs
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Technology	Jeffrey Rottinghaus
Kennard W. Allen
Christopher W. Carlson
David J. Eiswert
Daniel Flax
Rhett K. Hunter
Hiroaki Owaki
Michael F. Sola
Joshua K. Spencer
Chirag Vasavada
Thomas H. Watson
Alison Mei Ling Yip
Nalin Yogasundram
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
GNMA	Andrew McCormick Keir R. Joyce Alan D. Levenson Mary J. Miller John D. Wells Christopher P. Brown (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Assistant Vice President
Growth & Income	Thomas J. Huber Francisco Alonso Jeffrey W. Arricale G. Mark Bussard Shawn T. Driscoll David R. Giroux David M. Lee Joshua K. Spencer (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Growth Stock	P. Robert Bartolo
Kennard W. Allen
Henry M. Ellenbogen
Joseph B. Fath
Robert N. Gensler
Barry Henderson
Kris H. Jenner
Jason Nogueira
D. James Prey III
Larry J. Puglia
Robert W. Sharps
Robert W. Smith
Taymour R. Tamaddon
Eric L. Veiel
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Health Sciences	Kris H. Jenner G. Mark Bussard Andrew R. Hyman Susan J. Klein John H. Laporte Jay S. Markowitz Jason Nogueira Charles G. Pepin John C.A. Sherman Taymour R. Tamaddon (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
High Yield	Mark J. Vaselkiv
David C. Beers
Andrew M. Brooks
Justin T. Gerbereux
Paul A. Karpers
Paul M. Massaro
Michael J. McGonigle
Brian A. Rubin
Walter P. Stuart III
Thomas E. Tewksbury
Thea N. Williams
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Index Trust Equity Index 500 Extended Equity Market Index Total Equity Market Index	E. Frederick Bair Ken D. Uematsu Wendy R. Diffenbaugh Sudhir Nanda Paul W. Wojcik (See preceding table for remaining officers)	President Executive Vice President Vice President Vice President Vice President
Inflation Protected Bond	Daniel O. Shackelford Brian J. Brennan Alan D. Levenson Andrew McCormick Mary J. Miller Vernon A. Reid, Jr. Geoffrey M. Hardin (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Assistant Vice President
Institutional Equity Funds
 Institutional Concentrated Large-Cap Value
 Institutional Large-Cap Core Growth
 Institutional Large-Cap Growth
 Institutional Large-Cap Value
 Institutional Mid-Cap Equity Growth
 Institutional Small-Cap Stock Institutional U.S. Structured Research

Brian C. Rogers
Brian W.H. Berghuis
Anna M. Dopkin
David R. Giroux
John D. Linehan
Gregory A. McCrickard
Larry J. Puglia
Robert W. Sharps
Ann M. Holcomb
Joseph M. Milano
J. David Wagner
John F. Wakeman
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President

Institutional Income Funds Institutional Core Plus Institutional Floating Rate Institutional High Yield	Mary J. Miller
Brian J. Brennan
Paul A. Karpers
Andrew M. Brooks
Michael J. Conelius
Steven C. Huber
Ian D. Kelson
Andrew McCormick
Michael J. McGonigle
Daniel O. Shackelford
Walter P. Stuart III
Thomas E. Tewksbury
David A. Tiberii
Mark J. Vaselkiv
Thea N. Williams
David C. Beers
Justin T. Gerbereux
Paul M. Massaro
Brian A. Rubin
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

Institutional International Funds
 Institutional Africa & Middle East
 Institutional Emerging Markets Bond
 Institutional Emerging Markets Equity
 Institutional Foreign Equity
 Institutional Global Equity
 Institutional International Bond

David J.L. Warren
Christopher D. Alderson
R. Scott Berg
Michael J. Conelius
Robert N. Gensler
Ian D. Kelson
Robert W. Smith
Jeffrey W. Arricale
Mark C.J. Bickford-Smith
Richard N. Clattenburg
Frances Dydasco
Mark J.T. Edwards
Henry M. Ellenbogen
Niall P. Gallagher
M. Campbell Gunn
Kris H. Jenner
Charles M. Ober
Gonzalo Pangaro
Jeffrey Rottinghaus
Robert W. Sharps
Dean Tenerelli
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President

International Funds
 Africa & Middle East
 Emerging Europe & Mediterranean
 Emerging Markets Bond
 Emerging Markets Stock
 European Stock
 Global Stock
 International Bond
 International Discovery
 International Growth & Income
 International Stock
 Japan
 Latin America
 New Asia
 Overseas Stock

David J.L. Warren
Christopher D. Alderson
R. Scott Berg
Michael J. Conelius
Frances Dydasco
Robert N. Gensler
M. Campbell Gunn
Ian D. Kelson
Raymond A. Mills
Gonzalo Pangaro
S. Leigh Robertson
Robert W. Smith
Dean Tenerelli
Justin Thomson
Ulle Adamson
Jeffrey W. Arricale
Mark C.J. Bickford-Smith
Brian J. Brennan
Jose Costa Buck
Archibald A. Ciganer
Richard N. Clattenburg
Richard de los Reyes
Mark J.T. Edwards
Henry M. Ellenbogen
May Foo
Niall P. Gallagher
Rahul Ghosh
Benjamin Griffiths
Kris H. Jenner
Lillian Yan Li
John D. Linehan
Anh Lu
Sebastien Mallet
Susanta Mazumdar
Inigo Mijangos
Philip A. Nestico
Hwee Jan Ng
Elena Nikolaeva
Sridhar Nishtala
Charles M. Ober
Hiroaki Owaki
Austin Powell
Frederick A. Rizzo
Joseph Rohm
Christopher J. Rothery
Jeffrey Rottinghaus
Federico Santilli
Francisco Sersale
Robert W. Sharps
John C.A. Sherman
Jonty Starbuck
President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President

International Funds (continued)
 Africa & Middle East
 Emerging Europe & Mediterranean
 Emerging Markets Bond
 Emerging Markets Stock
 European Stock
 Global Stock
 International Bond
 International Discovery
 International Growth & Income
 International Stock
 Japan
 Latin America
 New Asia
 Overseas Stock
Miki Takeyama
Mitchell J.K. Todd
Verena E. Wachnitz
Hiroshi Watanabe
Christopher S. Whitehouse
Clive M. Williams
Ernest C. Yeung
Alison Mei Ling Yip
Christopher Yip
Ann B. Cranmer
(See preceding table for remaining officers)
Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President
International Index Fund International Equity Index	E. Frederick Bair Neil Smith Ken D. Uematsu Paul W. Wojcik (See preceding table for remaining officers)	President Executive Vice President Vice President Vice President
Media & Telecommunications	Henry M. Ellenbogen
Ulle Adamson
P. Robert Bartolo
David J. Eiswert
Joseph B. Fath
May Foo
Paul Greene II
Daniel Martino
Curt J. Organt
D. James Prey III
Robert W. Smith
Christopher S. Whitehouse
Ernest C. Yeung
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Mid-Cap Growth	Brian W.H. Berghuis
John F. Wakeman
Kennard W. Allen
P. Robert Bartolo
Henry M. Ellenbogen
Kris H. Jenner
Robert J. Marcotte
Daniel Martino
Joseph M. Milano
Jeffrey Rottinghaus
Clark R. Shields
Taymour R. Tamaddon
(See preceding table for remaining officers)
President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Mid-Cap Value	David J. Wallack Heather K. McPherson Peter J. Bates Christopher W. Carlson Henry M. Ellenbogen Mark S. Finn Gregory A. McCrickard Joseph M. Milano J. David Wagner (See preceding table for remaining officers)	President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
New America Growth	Joseph M. Milano
Francisco Alonso
Jeffrey W. Arricale
P. Robert Bartolo
Brian W.H. Berghuis
Shawn T. Driscoll
Jason Nogueira
Jeffrey Rottinghaus
Robert W. Sharps
Clark R. Shields
Craig A. Thiese
Eric L. Veiel
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
New Era	Charles M. Ober
Ryan Burgess
Richard de los Reyes
Shawn T. Driscoll
Mark S. Finn
David M. Lee
Susanta Mazumdar
Heather K. McPherson
Christian M. O`Neill
Timothy E. Parker
Craig A. Thiese
David J. Wallack
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
New Horizons	John H. Laporte
Kennard W. Allen
Francisco Alonso
Brian W.H. Berghuis
G. Mark Bussard
Christopher W. Carlson
Hugh M. Evans III
Joseph B. Fath
Kris H. Jenner
Jay S. Markowitz
Joshua B. Nelson
Jason Nogueira
Timothy E. Parker
Jeffrey Rottinghaus
Clark R. Shields
Michael F. Sola
Taymour R. Tamaddon
Ashley R. Woodruff
Francies W. Hawks
(See preceding table for remaining officers)
President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President

New Income	Daniel O. Shackelford Brian J. Brennan Steven C. Huber Alan D. Levenson Andrew McCormick Vernon A. Reid, Jr. David A. Tiberii Dimitri V. Grechenko Michael J. Grogan (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President
Personal Strategy Funds Personal Strategy Balanced Personal Strategy Growth Personal Strategy Income	Edmund M. Notzon III
Jerome A. Clark
Kenneth D. Fuller
Ian D. Kelson
John H. Laporte
John D. Linehan
Gregory A. McCrickard
Mary J. Miller
Raymond A. Mills
Larry J. Puglia
Brian C. Rogers
Charles M. Shriver
Robert W. Smith
Mark J. Vaselkiv
Richard T. Whitney
(See preceding table for remaining officers)
President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President

Prime Reserve	James M. McDonald
Joseph K. Lynagh
Steven E. Boothe
Steven G. Brooks
G. Richard Dent
Alisa Fiumara
Dylan Jones
Alan D. Levenson
Mary J. Miller
Susan G. Troll
Edward A. Wiese
Terri L. Hett
(See preceding table for remaining officers)
President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President
Real Estate	David M. Lee Richard N. Clattenburg Anna M. Dopkin Joseph B. Fath Thomas J. Huber Philip A. Nestico Charles M. Ober Theodore E. Robson (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
TRP Reserve Investment Funds TRP Government Reserve Investment TRP Reserve Investment	James M. McDonald Joseph K. Lynagh Steven E. Boothe Steven G. Brooks G. Richard Dent Alan D. Levenson Mary J. Miller Edward A. Wiese Terri L. Hett Dylan Jones (See preceding table for remaining officers)	President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President
Retirement Funds
 Retirement 2005
 Retirement 2010
 Retirement 2015
 Retirement 2020
 Retirement 2025
 Retirement 2030
 Retirement 2035
 Retirement 2040
 Retirement 2045
 Retirement 2050
 Retirement 2055
 Retirement Income
Edmund M. Notzon III
Jerome A. Clark
Kenneth D. Fuller
John H. Laporte
Wyatt A. Lee
Mary J. Miller
Brian C. Rogers
Robert W. Smith
Mark J. Vaselkiv
David J.L. Warren
Richard T. Whitney
Edward A. Wiese
(See preceding table for remaining officers)
President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Science & Technology	Michael F. Sola
Kennard W. Allen
Donald J. Easley
David J. Eiswert
Henry M. Ellenbogen
Daniel Flax
Hiroaki Owaki
D. James Prey III
Jeffrey Rottinghaus
Joshua K. Spencer
Chirag Vasavada
Alison Mei Ling Yip
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Short-Term Bond	Edward A. Wiese
Brian J. Brennan
Steven G. Brooks
Charles B. Hill
Andrew McCormick
Cheryl A. Mickel
Vernon A. Reid, Jr.
Daniel O. Shackelford
John D. Wells
Bridget A. Ebner
Michael J. Grogan
Geoffrey M. Hardin
Keir R. Joyce
Robert L. McWilliam
(See preceding table for remaining officers)
President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

Short-Term Income	Edward A. Wiese
Brian J. Brennan
Steven G. Brooks
Jerome A. Clark
Charles B. Hill
James M. McDonald
Robert L. McWilliam
Edmund M. Notzon III
Vernon A. Reid, Jr.
Daniel O. Shackelford
John D. Wells
Bridget A. Ebner
Michael J. Grogan
Geoffrey M. Hardin
Keir R. Joyce
(See preceding table for remaining officers)
President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

Small-Cap Stock	Gregory A. McCrickard
Francisco Alonso
Preston G. Athey
Ira W. Carnahan
Hugh M. Evans III
Christopher T. Fortune
Robert J. Marcotte
Jay S. Markowitz
Joseph M. Milano
Curt J. Organt
Jeffrey Rottinghaus
J. David Wagner
Kwame C. Webb
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Small-Cap Value	Preston G. Athey Hugh M. Evans III Christopher T. Fortune Susan J. Klein Gregory A. McCrickard Curt J. Organt J. David Wagner Kwame C. Webb (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Spectrum Funds Spectrum Growth Spectrum Income Spectrum International	Edmund M. Notzon III John H. Laporte Mary J. Miller David J.L. Warren Mark C.J. Bickford-Smith Raymond A. Mills Brian C. Rogers Charles M. Shriver Robert W. Smith (See preceding table for remaining officers)	President Executive Vice President Executive Vice President Executive Vice President Vice President Vice President Vice President Vice President Vice President
State Tax-Free Income Trust
 Georgia Tax-Free Bond
 Maryland Short-Term Tax-Free Bond
 Maryland Tax-Free Bond
 Maryland Tax-Free Money
 New Jersey Tax-Free Bond
 New York Tax-Free Bond
 New York Tax-Free Money
 Virginia Tax-Free Bond

Mary J. Miller
Charles B. Hill
Joseph K. Lynagh
Konstantine B. Mallas
Hugh D. McGuirk
Jonathan M. Chirunga
G. Richard Dent
Charles E. Emrich
Marcy M. Lash
Alan D. Levenson
James M. McDonald
Linda A. Murphy
Timothy G. Taylor
M. Helena Condez
Kathryn A. Floyd
Chen Shao
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

Summit Funds Summit Cash Reserves Summit GNMA	Edward A. Wiese
Andrew McCormick
James M. McDonald
Steven E. Boothe
G. Richard Dent
Alisa Fiumara
Keir R. Joyce
Alan D. Levenson
Joseph K. Lynagh
Mary J. Miller
Susan G. Troll
John D. Wells
Christopher P. Brown
Terri L. Hett
Dylan Jones
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

Summit Municipal Funds Summit Municipal Income Summit Municipal Intermediate Summit Municipal Money Market	Mary J. Miller
Charles B. Hill
Joseph K. Lynagh
Konstantine B. Mallas
R. Lee Arnold, Jr.
G. Richard Dent
Marcy M. Lash
Alan D. Levenson
James M. McDonald
Hugh D. McGuirk
James M. Murphy
Timothy G. Taylor
Edward A. Wiese
M. Helena Condez
Kathryn A. Floyd
Chen Shao
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

Tax-Efficient Funds Tax-Efficient Balanced Tax-Efficient Growth Tax-Efficient Multi-Cap Growth	Donald J. Peters Hugh D. McGuirk Donald J. Easley Charles E. Emrich Mary J. Miller William J. Stromberg Mark R. Weigman (See preceding table for remaining officers)	President Executive Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Exempt Money	Joseph K. Lynagh Steven G. Brooks G. Richard Dent Marcy M. Lash Alan D. Levenson James M. McDonald Mary J. Miller Edward A. Wiese M. Helena Condez Chen Shao (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President
Tax-Free High Yield	James M. Murphy
R. Lee Arnold, Jr.
G. Richard Dent
Charles B. Hill
Marcy M. Lash
Konstantine B. Mallas
Hugh D. McGuirk
Mary J. Miller
M. Helena Condez
Chen Shao
Timothy G. Taylor
(See preceding table for remaining officers)
President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President Assistant Vice President
Tax-Free Income	Mary J. Miller
Konstantine B. Mallas
R. Lee Arnold, Jr.
G. Richard Dent
Charles B. Hill
Marcy M. Lash
Hugh D. McGuirk
James M. Murphy
M. Helena Condez
Chen Shao
Timothy G. Taylor
(See preceding table for remaining officers)
President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President Assistant Vice President
Tax-Free Short-Intermediate	Charles B. Hill
G. Richard Dent
Charles E. Emrich
Marcy M. Lash
Konstantine B. Mallas
Hugh D. McGuirk
Mary J. Miller
Timothy G. Taylor
Edward A. Wiese
M. Helena Condez
Chen Shao
(See preceding table for remaining officers)
President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President
U.S. Bond Index	Edmund M. Notzon III Robert M. Larkins (See preceding table for remaining officers)	President Executive Vice President
U.S. Treasury Funds U.S. Treasury Intermediate U.S. Treasury Long-Term U.S. Treasury Money	Mary J. Miller
Brian J. Brennan
James M. McDonald
Steven E. Boothe
Steven G. Brooks
G. Richard Dent
Alan D. Levenson
Joseph K. Lynagh
Vernon A. Reid, Jr.
Daniel O. Shackelford
Geoffrey M. Hardin
Terri L. Hett
Dylan Jones
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

Value	John D. Linehan Jeffrey W. Arricale Peter J. Bates Ryan Burgess Ira W. Carnahan David R. Giroux Heather K. McPherson Brian C. Rogers Eric L. Veiel Tamara P. Wiggs (See preceding table for remaining officers)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Officers

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Ulle Adamson, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly student, Sussex University and Stockholm School of Economics (to 2003); CFA	Vice President, International Funds and Media & Telecommunications Fund
Christopher D. Alderson, 1962 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Executive Vice President, Institutional International Funds and International Funds
Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Developing Technologies Fund, Global Technology Fund, Growth Stock Fund, Mid-Cap Growth Fund, New Horizons Fund, and Science & Technology Fund
Francisco Alonso, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Growth & Income Fund, New America Growth Fund, New Horizons Fund, and Small-Cap Stock Fund
R. Lee Arnold, Jr., 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; CFA, CPA	Executive Vice President, Tax-Free High Yield Fund; Vice President, Summit Municipal Funds and Tax-Free Income Fund
Jeffrey W. Arricale, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	President, Financial Services Fund; Vice President, Capital Appreciation Fund, Equity Income Fund, Growth & Income Fund, Institutional International Funds, International Funds, New America Growth Fund, and Value Fund

Preston G. Athey, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	President, Small-Cap Value Fund; Vice President, Small-Cap Stock Fund
E. Frederick Bair, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Index Trust and International Index Fund; Vice President, Balanced Fund
P. Robert Bartolo, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Growth Stock Fund; Vice President, Blue Chip Growth Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, and New America Growth Fund
Peter J. Bates, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly intern, T. Rowe Price (to 2004) and Vice President of Finance, Rent-A-Center, Inc. (to 2003); CFA	Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Dividend Growth Fund, Mid-Cap Value Fund, and Value Fund
David C. Beers, 1970
Vice President, T. Rowe Price; formerly High Yield Analyst, Chartwell Investment Partners and Business Analyst/Software Developer, Morgan Stanley Investment Management (to 2004); CFA
Vice President, High Yield Fund; Assistant Vice President, Institutional Income Funds
R. Scott Berg, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds
Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, New America Growth Fund and New Horizons Fund
Mark C.J. Bickford-Smith, 1962 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, Institutional International Funds, International Funds, and Spectrum Funds
Steven E. Boothe, 1977 Vice President, T. Rowe Price; CFA	Vice President, Corporate Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, Summit Funds, and U.S. Treasury Funds
Brian J. Brennan, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional Income Funds and U.S. Treasury Funds; Vice President, Inflation Protected Bond Fund, International Funds, New Income Fund, Short-Term Bond Fund, and Short-Term Income Fund

Andrew M. Brooks, 1956 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, High Yield Fund, and Institutional Income Funds
Steven G. Brooks, 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, California Tax-Free Income Trust, Corporate Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, Short-Term Income Fund, Tax-Exempt Money Fund, and U.S. Treasury Funds

Christopher P. Brown, 1977
Assistant Vice President, T. Rowe Price; formerly Fixed-Income Analyst Trader, Riggs Investment Advisors, Inc. (to 2005); Investment Analyst, Cambridge Associates, LLC (to 2004)
Assistant Vice President, GNMA Fund and Summit Funds
Jose Costa Buck, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Funds
Ryan Burgess, 1974 Employee, T. Rowe Price; formerly intern, T. Rowe Price (to 2006); Vice President and Senior Portfolio Manager, Evergreen Private Asset Management (to 2005); CFA	Vice President, New Era Fund and Value Fund
G. Mark Bussard, 1972
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Co-founder and Chief Operating Officer, Rivanna Pharmaceuticals (to 2006); student, Darden Graduate School of Business and University of Virginia (to 2004)
Vice President, Blue Chip Growth Fund, Growth & Income Fund, Health Sciences Fund, and New Horizons Fund
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Developing Technologies Fund, Global Technology Fund, Mid-Cap Value Fund, and New Horizons Fund
Ira W. Carnahan, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Associate Editor, Forbes Magazine (to 2005); CFA	Vice President, Small-Cap Stock Fund and Value Fund
Jonathan M. Chirunga, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Income Trust
Archibald A. Ciganer, 1966 Vice President, T Rowe Price Global Investment Services Limited; Associate, Investment Banking, CTI Tokyo, (to 2003); Senior Associate, Corporate Finance Tokyo (to 2005); CFA	Vice President, International Funds
Jerome A. Clark, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Retirement Funds; Vice President, Personal Strategy Funds and Short-Term Income Fund
Richard N. Clattenburg, 1979 Vice President, T. Rowe Price; formerly Financial Analyst, Goldman Sachs (to 2005); CFA	Vice President, Institutional International Funds, International Funds, and Real Estate Fund
M. Helena Condez, 1962 Assistant Vice President, T. Rowe Price	Assistant Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Michael J. Conelius, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Institutional Income Funds
Ann B. Cranmer, 1947
Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; FCIS
Assistant Vice President, International Funds
Richard de los Reyes, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Soros Fund Management (to 2006)	Vice President, Blue Chip Growth Fund, International Funds, and New Era Fund
G. Richard Dent, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Wendy R. Diffenbaugh, 1954 Vice President, T. Rowe Price	Vice President, Balanced Fund, Diversified Small-Cap Growth Fund, and Index Trust
Anna M. Dopkin, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds; Vice President, Financial Services Fund and Real Estate Fund
Shawn T. Driscoll, 1975 Vice President, T. Rowe Price Group, Inc.; formerly Equity Research Analyst, MTB Investment Advisors (to 2006); student, New York University (to 2003)	Vice President, Blue Chip Growth Fund, Growth & Income Fund, New America Growth Fund, and New Era Fund
Frances Dydasco, 1966 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Donald J. Easley, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Diversified Small-Cap Growth Fund, Science & Technology Fund, and Tax-Efficient Funds
Bridget A. Ebner, 1970 Vice President, T. Rowe Price	Assistant Vice President, Short-Term Bond Fund and Short-Term Income Fund
Mark J.T. Edwards, 1957 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, Institutional International Funds and International Funds
David J. Eiswert, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Mellon Growth Advisors and Fidelity Management and Research (to 2003); CFA	Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Developing Technologies Fund, Global Technology Fund, Media & Telecommunications Fund, and Science & Technology Fund
Henry M. Ellenbogen, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Media & Telecommunications Fund; Vice President, Blue Chip Growth Fund, Developing Technologies Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, Mid-Cap Value Fund, and Science & Technology Fund

Charles E. Emrich, 1961 Vice President, T. Rowe Price; formerly First Vice President/Credit Analyst, Legg Mason Wood Walker, Inc. (to 2005)	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Tax-Efficient Funds, and Tax-Free Short-Intermediate Fund
Hugh M. Evans III, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Developing Technologies Fund, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Joseph B. Fath, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Growth Stock Fund, Media & Telecommunications Fund, New Horizons Fund, and Real Estate Fund
Roger L. Fiery III, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CPA	Vice President, all funds
Mark S. Finn, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Equity Income Fund, Mid-Cap Value Fund, and New Era Fund
Alisa Fiumara, 1974 Vice President, T. Rowe Price; CFA	Vice President, Prime Reserve Fund and Summit Funds
Daniel Flax, 1974 Vice President, T. Rowe Price; formerly student, Columbia Business School (to 2006); Equity Analyst/Trader, Madoff Securities International (London) (to 2004)	Vice President, Global Technology Fund and Science & Technology Fund
Kathryn A. Floyd, 1982 Vice President, T. Rowe Price; formerly student, University of Virginia, McIntire School of Commerce (to 2004)	Assistant Vice President, State Tax-Free Income Trust and Summit Municipal Funds
May Foo, 1977 Vice President, T. Rowe Price International, Inc.; CFA	Vice President, International Funds and Media & Telecommunications Fund
Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly intern, Hillman Capital Management (to 2005)	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Kenneth D. Fuller, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Personal Strategy Funds and Retirement Funds
Niall P. Gallagher, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly European Analyst and Portfolio Manager, Merrill Lynch (London) (to 2006); CFA	Vice President, Institutional International Funds and International Funds
Robert N. Gensler, 1957 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Executive Vice President, Institutional International Funds and International Funds; Vice President, Growth Stock Fund
Justin T. Gerbereux, 1975
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Mary Washington College and Darden School of Business Administration, University of Virginia (to 2003); CFA
Vice President, High Yield Fund; Assistant Vice President, Institutional Income Funds
Rahul Ghosh, 1976 Vice President, T. Rowe Price International, Inc.; formerly Financial Analyst, Warburg Pincus (Singapore) (to 2004)	Vice President, International Funds
John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds
David R. Giroux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Capital Appreciation Fund; Executive Vice President, Institutional Equity Funds; Vice President, Equity Income Fund, Growth & Income Fund, and Value Fund
Gregory S. Golczewski, 1966 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, all funds
Dimitri V. Grechenko, 1963 Assistant Vice President, T. Rowe Price; CFA	Assistant Vice President, New Income Fund
Paul Greene II, 1978 Vice President, T. Rowe Price; formerly student, Graduate School of Business, Stanford University (to 2006); Finance & Operations Analyst, ArvinMeritor, Inc. (to 2004)	Vice President, Equity Income Fund and Media & Telecommunications Fund
Benjamin Griffiths, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Investment Manager, Baillie Gifford (to 2006); CFA	Vice President, International Funds
Michael J. Grogan, 1971 Vice President, T. Rowe Price; CFA	Assistant Vice President, Corporate Income Fund, New Income Fund, Short-Term Bond Fund, and Short-Term Income Fund
M. Campbell Gunn, 1956 Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Geoffrey M. Hardin, 1971
Vice President, T. Rowe Price; formerly, Investment Analyst, Morgan Stanley`s Alternative Investment Partners Group (to 2007); Associate Portfolio Manager, Smith Breeden Associates (to 2005)
Assistant Vice President, Inflation Protected Bond Fund, Short-Term Bond Fund, Short-Term Income Fund, and U.S. Treasury Funds
Francies W. Hawks, 1944 Assistant Vice President, T. Rowe Price	Assistant Vice President, New Horizons Fund
Barry Henderson, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Research Analyst, Soros Fund Management (to 2006)	Vice President, Growth Stock Fund
Terri L. Hett, 1959 Assistant Vice President, T. Rowe Price	Assistant Vice President, Prime Reserve Fund, TRP Reserve Investment Funds, Summit Funds, and U.S. Treasury Funds
Charles B. Hill, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Income Trust and Summit Municipal Funds; Vice President, Short-Term Bond Fund, Short-Term Income Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Gregory K. Hinkle, 1958
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; formerly, partner, PricewaterhouseCoopers, LLP (to 2007); CPA
Treasurer, all funds
Ann M. Holcomb, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Capital Opportunity Fund and Institutional Equity Funds
Steven C. Huber, 1958 Vice President, T. Rowe Price Group, Inc.; formerly chief investment officer, Maryland State Retirement Agency pension fund; CFA, FSA	Vice President, Institutional Income Funds and New Income Fund
Thomas J. Huber, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Dividend Growth Fund and Growth & Income Fund; Vice President, Blue Chip Growth Fund and Real Estate Fund
Rhett K. Hunter, 1977 Employee, T. Rowe Price; formerly student, MIT Sloan School of Management (to 2007), Bowdoin College, (to 2005)	Vice President, Developing Technologies Fund and Global Technology Fund
Andrew R. Hyman, 1968 Vice President, T. Rowe Price International; formerly Principal, L. Capital Partners (to 2007); Health Care Analyst, Columbus Circle Investors (to 2005); M.D.	Vice President, Health Sciences Fund
Kris H. Jenner, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; M.D., D. Phil.	President, Health Sciences Fund; Vice President, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, and New Horizons Fund
Dylan Jones, 1971 Assistant Vice President, T. Rowe Price; CFA	Vice President, Prime Reserve Fund; Assistant Vice President, TRP Reserve Investment Funds, Summit Funds, and U.S. Treasury Funds
Keir R. Joyce, 1972 Vice President, T. Rowe Price; CFA	Vice President, GNMA Fund and Summit Funds; Assistant Vice President, Short-Term Bond Fund and Short-Term Income Fund
Paul A. Karpers, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional Income Funds; Vice President, High Yield Fund
Ian D. Kelson, 1956 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Executive Vice President, Institutional International Funds and International Funds; Vice President, Institutional Income Funds and Personal Strategy Funds
Susan J. Klein, 1950 Vice President, T. Rowe Price	Vice President, Health Sciences Fund and Small-Cap Value Fund
Steven Krichbaum, 1977
Employee, T. Rowe Price; formerly intern, T. Rowe Price (summer 2006); student, University of Michigan (to 2007) Economist/Statistical Analyst, Colorado Department of Labor and Employment (to 2004)
Vice President, Financial Services Fund
Robert M. Larkins, 1973
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly student, The Wharton Business School, University of Pennsylvania (to 2003); CFA
Executive Vice President, U.S. Bond Index Fund; Vice President, Balanced Fund
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
David M. Lee, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Real Estate Fund; Vice President, Dividend Growth Fund, Growth & Income Fund, and New Era Fund
Wyatt A. Lee, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Retirement Funds
Alan D. Levenson, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.	Vice President, California Tax-Free Income Trust, Corporate Income Fund, GNMA Fund, Inflation Protected Bond Fund, New Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Lillian Yan Li, 1979 Employee, T. Rowe Price; Analyst, Deutsche Bank (Hong Kong) (to 2007); CFA	Vice President, International Funds
John D. Linehan, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Capital Appreciation Fund, Equity Income Fund, International Funds, and Personal Strategy Funds
Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds
Anh Lu, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Funds
Joseph K. Lynagh, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Tax-Exempt Money Fund; Executive Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, and Summit Municipal Funds; Vice President, Summit Funds and U.S. Treasury Funds

Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Income Fund; Vice President, Tax-Free High Yield Fund and Tax-Free Short-Intermediate Fund

Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund and Small-Cap Stock Fund
Jay S. Markowitz, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; M.D.	Vice President, Health Sciences Fund, New Horizons Fund, and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund
Daniel Martino, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Research Analyst and Co-portfolio Manager, Taurus Asset Management and ONEX (to 2006); CFA	Vice President, Dividend Growth Fund, Media & Telecommunications Fund, and Mid-Cap Growth Fund
Paul M. Massaro, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton Business School, University of Pennsylvania (to 2003); CFA	Vice President, High Yield Fund; Assistant Vice President, Institutional Income Funds
Susanta Mazumdar, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Director of Equity Research, UBS India Securities (to 2003)	Vice President, International Funds and New Era Fund
Andrew McCormick, 1960
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly Chief Investment Officer, IMPAC Mortgage Holdings (to 2006); Senior Portfolio Manager, Avenue Capital Group, and Senior Vice President, Portfolio Transactions, Federal National Mortgage Association (to 2005)
President, GNMA Fund; Executive Vice President, Summit Funds; Vice President, Inflation Protected Bond Fund, Institutional Income Funds, New Income Fund, and Short-Term Bond Fund
Gregory A. McCrickard, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, Mid-Cap Value Fund, Personal Strategy Funds, and Small-Cap Value Fund
Ian C. McDonald, 1971 Employee, T. Rowe Price; formerly insurance correspondent and staff reporter, The Wall Street Journal	Vice President, Financial Services Fund
James M. McDonald, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Prime Reserve Fund and TRP Reserve Investment Funds; Executive Vice President, Summit Funds and U.S. Treasury Funds; Vice President, California Tax-Free Income Trust, Short-Term Income Fund, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Exempt Money Fund

Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Corporate Income Fund, Financial Services Fund, High Yield Fund, and Institutional Income Funds
Hugh D. McGuirk, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Efficient Funds; Vice President, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Heather K. McPherson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Executive Vice President, Mid-Cap Value Fund; Vice President, Capital Appreciation Fund, New Era Fund, and Value Fund
Robert L. McWilliam, 1970 Vice President, T. Rowe Price; formerly Portfolio Manager, Sailfish Capital Partners (to 2006); Vice President, Merrill Lynch (to 2006)	Vice President, Short-Term Income Fund; Assistant Vice President, Corporate Income Fund and Short-Term Bond Fund
Cheryl A. Mickel, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Short-Term Bond Fund
Inigo Mijangos, 1975
Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Analyst, Kepler Equities (to 2005); Financial Analyst, Credit Agricole Indosuez Cheuvreux (Spain) (to 2004)
Vice President, International Funds
Joseph M. Milano, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, New America Growth Fund; Vice President, Institutional Equity Funds, Mid-Cap Growth Fund, Mid-Cap Value Fund, and Small-Cap Stock Fund
Raymond A. Mills, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; Ph.D., CFA	Executive Vice President, International Funds; Vice President, Balanced Fund, Personal Strategy Funds, and Spectrum Funds
James M. Murphy, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Tax-Free High Yield Fund; Vice President, Summit Municipal Funds and Tax-Free Income Fund
Linda A. Murphy, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust and State Tax-Free Income Trust
Sudhir Nanda, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	President, Diversified Small-Cap Growth Fund; Vice President, Capital Appreciation Fund, Diversified Mid-Cap Growth Fund, and Index Trust
Joshua B. Nelson, 1977 Employee, T. Rowe Price; formerly Assistant Vice President, Citigroup Global Markets, Inc.	Vice President, New Horizons Fund
Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, International Funds, and Real Estate Fund
Hwee Jan Ng, 1966
Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Vice President of Equity Research, Merrill Lynch Investment Managers in Singapore (to 2005); CFA
Vice President, Financial Services Fund and International Funds
Elena Nikolaeva, 1980 Employee, T. Rowe Price; formerly Equity Analyst, JP Morgan (London) (to 2007); Analyst, PricewaterhouseCoopers, LLP (London) (to 2006)	Vice President, International Funds
Sridhar Nishtala, 1975 Vice President, T. Rowe Price International, Inc.; formerly Analyst, JM Morgan Stanley Private Limited (Mumbai) (to 2004)	Vice President, International Funds
Jason Nogueira, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Healthcare Equity Analyst, Putnam Investments (to 2004); student, Harvard Business School (to 2003); CFA	Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Dividend Growth Fund, Growth Stock Fund, Health Sciences Fund, New America Growth Fund, and New Horizons Fund
Edmund M. Notzon III, 1945 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Ph.D., CFA	President, Balanced Fund, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and U.S. Bond Index Fund; Vice President, Short-Term Income Fund
Charles M. Ober, 1950 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, New Era Fund; Vice President, Institutional International Funds, International Funds, and Real Estate Fund
David Oestreicher, 1967
Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Trust Company, and T. Rowe Price Services, Inc.; Vice President, T. Rowe Price, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
Vice President, all funds
Christian M. O`Neill, 1969 Vice President, T. Rowe Price; formerly Equity Research Analyst, Morgan Stanley and Trader and Operations Scheduler, Exxon Mobil Corporation (to 2006)	Vice President, Capital Appreciation Fund and New Era Fund
Curt J. Organt, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund, Media & Telecommunications Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Hiroaki Owaki, 1962 Vice President, T. Rowe Price Global Investment Services Limited and T. Rowe Price Group, Inc.; formerly Senior Investment Analyst, ABN Amro Asset Management (to 2004); CFA	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Gonzalo Pangaro, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Timothy E. Parker, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Dividend Growth Fund, New Era Fund, and New Horizons Fund
Charles G. Pepin, 1966 Director, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund and Health Sciences Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
Jason B. Polun, 1974
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, Wellington Management LLP (to 2006); student, The Wharton Business School, University of Pennsylvania (to 2004); CFA
Vice President, Equity Income Fund and Financial Services Fund
Austin Powell, 1969 Vice President, T. Rowe Price Global Investment Services Limited and T. Rowe Price Group, Inc.; formerly Fund Manager, INVESCO Asset Management (Japan) Tokyo (to 2004); CFA	Vice President, International Funds
D. James Prey III, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Growth Stock Fund, Media & Telecommunications Fund, and Science & Technology Fund
Larry J. Puglia, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Growth Stock Fund and Personal Strategy Funds
Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Director of Investment Banking, UBS Investment Bank (to 2004)	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, and Equity Income Fund
Vernon A. Reid, Jr., 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Inflation Protected Bond Fund, New Income Fund, Short-Term Bond Fund, Short-Term Income Fund, and U.S. Treasury Funds
Frederick A. Rizzo, 1969 Vice President, T. Rowe Price International, Inc.; formerly Analyst, F&C Asset Management (London) (to 2006); Senior Equity Analyst, Citigroup (London) (to 2004)	Vice President, Financial Services Fund and International Funds
Michael T. Roberts, 1980
Vice President, T. Rowe Price; formerly student, Brown University, and Research Analyst, Chicago Board of Options Exchange (to 2005); Research Analyst, Roberts & Dybdahl Inc. (to 2004); Math Instructor, Peace Corps., and Calculus Teaching Assistant, University of Chicago (to 2003)
Vice President, Diversified Small-Cap Growth Fund
S. Leigh Robertson, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; CFA	Executive Vice President, International Funds
Theodore E. Robson, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Corporate Income Fund and Real Estate Fund
Joseph Rohm, 1966 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Equity Analyst, Insight Investment (to 2005)	Vice President, International Funds
Christopher J. Rothery, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Funds
Jeffrey Rottinghaus, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	President, Developing Technologies Fund and Global Technology Fund; Vice President, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, Science & Technology Fund, and Small-Cap Stock Fund

Brian A. Rubin, 1974 Vice President, T. Rowe Price and T. Rowe Price Trust Company; CPA	Vice President, High Yield Fund; Assistant Vice President, Institutional Income Funds
Federico Santilli, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; CFA	Vice President, Financial Services Fund and International Funds
Francisco Sersale, 1980 Employee, T. Rowe Price; formerly Investment Analyst, Explorador Capital Management, LLC (to 2005); Paralegal, Morris, James, Hitchens & Williams (to 2002)	Vice President, International Funds
Daniel O. Shackelford, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Inflation Protected Bond Fund and New Income Fund; Vice President, Institutional Income Funds, Short-Term Bond Fund, Short-Term Income Fund, and U.S. Treasury Funds
Chen Shao, 1980
Employee, T. Rowe Price; formerly Junior Accountant, News America Corporation, and Reconciliation Associate, Cablevision Corporation (to 2005); Assistant Store Manager, Walgreen Company (to 2004)
Assistant Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Robert W. Sharps, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Institutional International Funds, International Funds, and New America Growth Fund
John C.A. Sherman, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, Health Sciences Fund and International Funds
Clark R. Shields, 1976 Vice President, T. Rowe Price; formerly student, Harvard Business School (to 2006); Associate, MDT Advisers (to 2004)	Vice President, Mid-Cap Growth Fund, New America Growth Fund, and New Horizons Fund
Charles M. Shriver, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Personal Strategy Funds and Spectrum Funds
Neil Smith, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Executive Vice President, International Index Fund
Robert W. Smith, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Institutional International Funds and International Funds; Vice President, Growth Stock Fund, Media & Telecommunications Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Michael F. Sola, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Science & Technology Fund; Vice President, Developing Technologies Fund, Global Technology Fund, and New Horizons Fund
Gabriel Solomon, 1977
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton Business School, University of Pennsylvania (to 2004); Equity Analyst Intern, Wellington Management Company, LLP (to 2003)
Vice President, Capital Appreciation Fund, Capital Opportunity Fund, and Financial Services Fund
Joshua K. Spencer, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Research Analyst and Sector Fund Portfolio Manager, Fidelity Investments (to 2004); CFA	Vice President, Developing Technologies Fund, Global Technology Fund, Growth & Income Fund, and Science & Technology Fund
Jonty Starbuck, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Funds
William J. Stromberg, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Capital Appreciation Fund, Dividend Growth Fund, and Tax-Efficient Funds
Walter P. Stuart III, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, High Yield Fund and Institutional Income Funds
Miki Takeyama, 1970 Vice President, T. Rowe Price Global Investment Services Limited and T. Rowe Price Group, Inc.	Vice President, International Funds
Taymour R. Tamaddon, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly intern, T. Rowe Price (to 2004); CFA	Vice President, Blue Chip Growth Fund, Growth Stock Fund, Health Sciences Fund, Mid-Cap Growth Fund, and New Horizons Fund
Timothy G. Taylor, 1975 Vice President, T. Rowe Price; CFA	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund; Assistant Vice President, Tax-Free High Yield Fund and Tax-Free Income Fund

Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Thomas E. Tewksbury, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, High Yield Fund and Institutional Income Funds
Craig A. Thiese, 1975 Vice President, T. Rowe Price; formerly Equity Trader, Rydex Investments (to 2006); Equity Trader, Eagle Asset Management (to 2003)	Vice President, New America Growth Fund and New Era Fund
Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Executive Vice President, International Funds
David A. Tiberii, 1965 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Corporate Income Fund; Vice President, Institutional Income Funds and New Income Fund
Mitchell J.K. Todd, 1974 Vice President, T. Rowe Price International, Inc.; formerly Senior Research Analyst, F&C Asset Management (to 2003)	Vice President, Financial Services Fund and International Funds
Susan G. Troll, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Capital Appreciation Fund, Prime Reserve Fund, and Summit Funds
Ken D. Uematsu, 1969 Assistant Vice President, T. Rowe Price; CFA	Executive Vice President, Index Trust; Vice President, International Index Fund
Chirag Vasavada, 1972 Vice President, T. Rowe Price; formerly Senior Manager in the Corporate Strategy and Development Group, Microsoft Corporation (to 2005)	Vice President, Developing Technologies Fund, Global Technology Fund, and Science & Technology Fund
Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, High Yield Fund; Executive Vice President, Corporate Income Fund; Vice President, Balanced Fund, Institutional Income Funds, Personal Strategy Funds, and Retirement Funds
Eric L. Veiel, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Equity Analyst, Wachovia Securities (to 2005); CFA	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Equity Income Fund, Financial Services Fund, Growth Stock Fund, New America Growth Fund, and Value Fund
Verena E. Wachnitz, 1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; CFA	Vice President, International Funds
J. David Wagner, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund, Institutional Equity Funds, Mid-Cap Value Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Diversified Mid-Cap Growth Fund and Institutional Equity Funds
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, New Era Fund
Julie L. Waples, 1970 Vice President, T. Rowe Price	Vice President, all funds
David J.L. Warren, 1957
Director, T. Rowe Price, T. Rowe Price Global Asset Management Limited, and T. Rowe Price Global Investment Services Limited; Vice President, T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.
President, Institutional International Funds and International Funds; Executive Vice President, Spectrum Funds; Vice President, Retirement Funds
Hiroshi Watanabe, 1975 Vice President, T. Rowe Price Global Investment Services Limited; formerly Deputy Director, Space Industry Office with the Ministry of Economy (Tokyo) (to 2003)	Vice President, International Funds
Thomas H. Watson, 1977 Employee, T. Rowe Price; formerly Strategy Analyst, Forrester Research (2002 to 2005)	Vice President, Developing Technologies Fund and Global Technology Fund
Kwame C. Webb, 1982 Vice President, T. Rowe Price; formerly student, The College of William & Mary (to 2004)	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Mark R. Weigman, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	Vice President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
John D. Wells, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Savings Bank	Vice President, GNMA Fund, Short-Term Bond Fund, Short-Term Income Fund, and Summit Funds
Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Telecoms Analyst and Fund Manager, Deutsche Asset Management (to 2005)	Vice President, International Funds and Media & Telecommunications Fund
Richard T. Whitney, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Balanced Fund; Vice President, Diversified Small-Cap Growth Fund, Personal Strategy Funds, and Retirement Funds
Edward A. Wiese, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank; CFA	President, Short-Term Bond Fund, Short-Term Income Fund, and Summit Funds; Vice President, Corporate Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, Retirement Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and Tax-Free Short-Intermediate Fund

Tamara P. Wiggs, 1979 Vice President, T. Rowe Price; formerly Vice President, Institutional Equity Trading, Merrill Lynch (to 2003)	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Clive M. Williams, 1966 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Funds
Thea N. Williams, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, High Yield Fund, and Institutional Income Funds
Paul W. Wojcik, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Index Trust and International Index Funds
John Z. Wood, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund
Ashley R. Woodruff, 1979
Vice President, T. Rowe Price; formerly Senior Vice President and Senior Restaurants Analyst, Friedman, Billings, Ramsey & Co. (to 2006); Analyst, Bear Stearns & Co., (to 2003); CFA
Vice President, New Horizons Fund
Ernest C. Yeung, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; CFA	Vice President, International Funds and Media & Telecommunications Fund
Alison Mei Ling Yip, 1966 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Analyst, Credit Suisse First Boston (to 2006)	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Christopher Yip, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.; formerly Senior Analyst, Mercer Management Consulting (to 2004); CFA	Vice President, International Funds
Nalin Yogasundram, 1975 Employee, T. Rowe Price; formerly Equity Analyst Intern, American Century Investments (to 2006); Project Lead, Ceterus Networks (to 2005); Project Lead, Mahi Networks, (to 2004)	Vice President, Developing Technologies Fund and Global Technology Fund

Directors` Compensation

The following table shows remuneration paid by the funds to the independent directors. The independent directors are paid $190,000 for their service on the Boards. A director serving on the Joint Audit Committee receives an additional $7,500 for his/her service and the chairman of the Joint Audit Committee receives an additional $15,000 for his/her service. The Lead Independent Director receives an additional $100,000 for serving in this capacity. Any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International (inside directors) does not receive any remuneration from the funds. The funds do not pay pension or retirement benefits to any of their directors or officers.

The following table shows the total compensation from the funds paid to the directors for the calendar year 2007:
Directors	Total Compensation
Casey	$192,500
Deering (Lead)	290,000
Dick	200,000
Fagin	190,000
Horn	200,000
Rodgers	197,500
Schreiber	190,000

The following table shows the amounts paid to the directors by each fund based on accrued compensation for the calendar year 2007:
Fund	Aggregate Compensation From Fund
	Casey	Deering	Dick	Fagin	Horn	Rodgers	Schreiber
Africa & Middle East(a)	$231	$339	$222	$223	$240	$231	$223
Balanced	2,105	3,173	2,190	2,078	2,187	2,160	2,078
Blue Chip Growth	5,743	8,650	5,963	5,667	5,967	5,891	5,667
California Tax-Free Bond	804	1,211	835	793	835	824	793
California Tax-Free Money	715	1,077	743	705	743	733	705
Capital Appreciation	5,483	8,264	5,704	5,414	5,697	5,627	5,414
Capital Opportunity	770	1,160	800	760	800	789	760
Corporate Income	758	1,142	787	748	787	778	748
Developing Technologies	683	1,029	709	674	709	701	674
Diversified Mid-Cap Growth	707	1,066	735	698	735	726	698
Diversified Small-Cap Growth	701	1,056	729	692	729	719	692
Dividend Growth	1,074	1,619	1,117	1,061	1,116	1,102	1,061
Emerging Europe & Mediterranean	1,428	2,153	1,486	1,410	1,485	1,466	1,410
Emerging Markets Bond	956	1,441	995	944	994	982	944
Emerging Markets Stock	2,194	3,302	2,272	2,164	2,280	2,249	2,164
Equity Income	5,934	8,938	6,164	5,856	6,164	6,087	5,856
Equity Index 500	4,791	7,217	4,976	4,728	4,977	4,915	4,728
European Stock	1,169	1,762	1,216	1,154	1,215	1,200	1,154
Extended Equity Market Index	844	1,272	877	833	878	866	833
Financial Services	866	1,305	899	855	899	889	855
Georgia Tax-Free Bond	719	1,083	747	709	747	737	709
Global Stock	938	1,413	974	926	975	962	926
Global Technology	733	1,105	762	724	762	752	724
GNMA	1,254	1,889	1,303	1,238	1,302	1,287	1,238
TRP Government Reserve Investment	1,172	1,765	1,218	1,156	1,217	1,202	1,156
Growth & Income	1,394	2,102	1,452	1,377	1,448	1,431	1,377
Growth Stock	5,934	8,938	6,164	5,856	6,164	6,087	5,856
Health Sciences	1,550	2,335	1,610	1,530	1,610	1,590	1,530
High Yield	3,073	4,635	3,202	3,037	3,193	3,156	3,037
Inflation Protected Bond	707	1,065	735	698	735	726	698
Institutional Africa & Middle East(b)	3,500	3,500	3,500	3,500	3,500	3,500	3,500
Institutional Concentrated Large-Cap Value	663	998	689	654	689	680	654
Institutional Core Plus	685	1,032	711	676	711	703	676
Institutional Emerging Markets Bond	671	1,011	697	663	697	688	663
Institutional Emerging Markets Equity	769	1,158	799	759	799	788	759
Institutional Floating Rate(c)	4,583	4,583	4,583	4,583	4,583	4,583	4,583
Institutional Foreign Equity	742	1,118	771	732	771	761	732
Institutional Global Equity	661	996	687	652	688	678	652
Institutional High Yield	870	1,311	904	859	903	893	859
Institutional International Bond(d)	403	602	407	394	419	410	394
Institutional Large-Cap Core Growth	678	1,021	705	669	704	696	669
Institutional Large-Cap Growth	1,151	1,732	1,192	1,135	1,196	1,180	1,135
Institutional Large-Cap Value	773	1,164	803	763	802	793	763
Institutional Mid-Cap Equity Growth	866	1,304	900	855	899	888	855
Institutional Small-Cap Stock	858	1,294	892	848	892	881	848
Institutional U.S. Structured Research(e)	115	169	111	111	117	115	111
International Bond	1,769	2,664	1,838	1,745	1,837	1,814	1,745
International Discovery	1,919	2,891	1,994	1,894	1,994	1,969	1,894
International Equity Index	873	1,314	906	861	906	865	861
International Growth & Income	1,875	2,825	1,949	1,852	1,948	1,924	1,852
International Stock	3,878	5,847	4,039	3,831	4,029	3,981	3,831
Japan	882	1,330	918	871	917	906	871
Latin America	1,999	3,008	2,071	1,971	2,077	2,046	1,971
Maryland Short-Term Tax-Free Bond	728	1,097	757	718	756	747	718
Maryland Tax-Free Bond	1,332	2,008	1,386	1,316	1,384	1,368	1,316
Maryland Tax-Free Money	760	1,145	789	750	788	780	750
Media & Telecommunications	1,514	2,280	1,572	1,494	1,572	1,553	1,494
Mid-Cap Growth	5,933	8,938	6,165	5,856	6,164	6,087	5,856
Mid-Cap Value	4,408	6,648	4,593	4,355	4,581	4,527	4,355
New America Growth	1,046	1,576	1,087	1,033	1,087	1,074	1,033
New Asia	2,220	3,336	2,289	2,185	2,306	2,272	2,185
New Era	3,137	4,723	3,253	3,094	3,260	3,217	3,094
New Horizons	4,084	6,157	4,251	4,034	4,244	4,193	4,034
New Income	3,334	5,017	3,453	3,287	3,461	3,417	3,287
New Jersey Tax-Free Bond	757	1,141	787	748	787	777	748
New York Tax-Free Bond	788	1,187	819	777	818	808	777
New York Tax-Free Money	720	1,084	748	710	748	738	710
Overseas Stock	982	1,475	1,012	967	1,020	1,005	967
Personal Strategy Balanced	1,339	2,018	1,393	1,323	1,391	1,374	1,323
Personal Strategy Growth	1,209	1,822	1,256	1,194	1,256	1,241	1,194
Personal Strategy Income	970	1,462	1,008	958	1,008	996	958
Prime Reserve	3,274	4,935	3,406	3,233	3,403	3,361	3,233
Real Estate	1,847	2,787	1,927	1,826	1,921	1,898	1,826
TRP Reserve Investment	5,682	8,563	5,910	5,610	5,904	5,832	5,610
Retirement 2005	1,011	1,523	1,051	998	1,051	1,038	998
Retirement 2010	2,333	3,512	2,419	2,301	2,423	2,392	2,301
Retirement 2015	1,877	2,825	1,946	1,851	1,950	1,924	1,851
Retirement 2020	3,095	4,658	3,207	3,052	3,215	3,172	3,052
Retirement 2025	1,753	2,639	1,817	1,729	1,821	1,797	1,729
Retirement 2030	2,289	3,445	2,372	2,257	2,378	2,346	2,257
Retirement 2035	1,194	1,798	1,238	1,178	1,241	1,225	1,178
Retirement 2040	1,494	2,248	1,548	1,473	1,552	1,531	1,473
Retirement 2045	830	1,250	862	819	863	852	819
Retirement 2050(d)	669	1,008	696	660	695	687	660
Retirement 2055(d)	666	1,004	692	658	692	684	658
Retirement Income	1,163	1,751	1,207	1,147	1,208	1,193	1,147
Science & Technology	2,162	3,259	2,249	2,135	2,248	2,219	2,135
Short-Term Bond	1,332	2,008	1,386	1,316	1,384	1,368	1,316
Short-Term Income	1,092	1,644	1,134	1,077	1,135	1,120	1,077
Small-Cap Stock	4,265	6,432	4,446	4,214	4,431	4,381	4,214
Small-Cap Value	3,598	5,426	3,750	3,555	3,739	3,696	3,555
Spectrum Growth	2,400	3,617	2,497	2,370	2,493	2,463	2,370
Spectrum Income	2,819	4,247	2,930	2,783	2,929	2,893	2,783
Spectrum International	835	1,257	867	824	867	856	824
Summit Cash Reserves	3,049	4,595	3,171	3,010	3,169	3,129	3,010
Summit GNMA	694	1,046	722	685	722	713	685
Summit Municipal Income	868	1,308	902	857	902	891	857
Summit Municipal Intermediate	922	1,389	958	910	958	945	910
Summit Municipal Money Market	798	1,203	830	788	830	819	788
Tax-Efficient Balanced	678	1,021	704	669	705	695	669
Tax-Efficient Growth	690	1,039	717	681	716	708	681
Tax-Efficient Multi-Cap Growth	678	1,021	705	669	704	696	669
Tax-Exempt Money	1,098	1,654	1,141	1,084	1,141	1,127	1,084
Tax-Free High Yield	1,386	2,090	1,443	1,369	1,440	1,423	1,369
Tax-Free Income	1,514	2,282	1,576	1,495	1,574	1,554	1,495
Tax-Free Short-Intermediate	891	1,343	926	880	926	914	880
Total Equity Market Index	894	1,347	929	883	929	918	883
U.S. Bond Index	761	1,146	790	751	791	781	751
U.S. Treasury Intermediate	769	1,158	798	759	798	788	759
U.S. Treasury Long-Term	831	1,252	864	820	864	853	820
U.S. Treasury Money	1,132	1,706	1,176	1,117	1,176	1,162	1,117
Value	4,150	6,253	4,314	4,097	4,312	4,258	4,097
Virginia Tax-Free Bond	913	1,376	949	902	949	937	902

(a)For the period September 4, 2007, through December 31, 2007.

(b)Estimated for the period April 30, 2008, through December 31, 2008.

(c)Estimated for the period January 31, 2008, through December 31, 2008.

(d)For the period May 31, 2007, through December 31, 2007.

(e)For the period October 31, 2007, through December 31, 2007.

Directors` Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the independent and inside directors, as of December 31, 2007, unless otherwise indicated.

Aggregate Holdings, All Funds	Independent Directors
	Casey	Deering	Dick	Fagin	Horn	Rodgers	Schreiber
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	over $100,000	None	None	None	None	None
Balanced	None	None	None	None	None	None	None
Blue Chip Growth	over $100,000	None	$10,001-$50,000	over $100,000	$50,001-$100,000	None	over $100,000
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None
Blue Chip Growth Fund— R Class	None	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None	None
California Tax-Free Money	None	None	None	None	None	None	None
Capital Appreciation	None	None	over $100,000	None	None	over $100,000	None
Capital Appreciation Fund—Advisor Class	None	None	None	None	None	None	None
Capital Opportunity	over $100,000	None	None	None	None	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None	None	None	None
Corporate Income	over $100,000	None	$50,001-$100,000	None	None	None	None
Developing Technologies	None	None	None	None	None	over $100,000	None
Diversified Mid-Cap Growth	None	None	None	$50,001-$100,000	None	over $100,000	None
Diversified Small-Cap Growth	None	None	None	None	None	None	None
Dividend Growth	None	None	None	$50,001-$100,000	$50,001-$100,000	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Europe & Mediterranean	None	None	None	None	None	None	None
Emerging Markets Bond	None	None	None	None	None	over $100,000	None
Emerging Markets Stock	$50,001-$100,000	over $100,000	None	None	None	over $100,000	None
Equity Income	over $100,000	over $100,000	over $100,000	over $100,000	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None
Equity Income Fund— R Class	None	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None	None
Equity Index 500	None	None	None	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None	None
European Stock	None	$10,001-$50,000	None	$50,001-$100,000	None	None	None
Extended Equity Market Index	None	None	None	None	None	over $100,000	None
Financial Services	None	None	$10,001-$50,000	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None	None
Global Stock	None	over $100,000	over $100,000	$10,001-$50,000	None	None	None
Global Stock Fund—Advisor Class	None	None	None	None	None	None	None
Global Technology	None	None	None	None	None	None	None
GNMA	None	None	None	None	None	None	over $100,000
TRP Government Reserve Investment	None	None	None	None	None	None	None
Growth & Income	None	None	$1-$10,000	None	None	None	over $100,000
Growth Stock	None	over $100,000	over $100,000	over $100,000	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None
Growth Stock Fund— R Class	None	None	None	None	None	None	None
Health Sciences	None	None	$10,001-$50,000	$50,001-$100,000	None	None	None
Health Sciences Portfolio	None	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None	None
High Yield	$50,001-$100,000	None	$50,001-$100,000	None	$1-$10,000	None	over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None	None	None
Inflation Protected Bond	None	None	None	None	None	None	None
Institutional Concentrated Large-Cap Value	None	None	None	None	None	None	None
Institutional Core Plus	None	None	None	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None	None	None	None
Institutional Foreign Equity	None	None	None	None	None	None	None
Institutional Global Equity	None	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None	None
Institutional International Bond	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None	None
Institutional U.S. Structured Research	None	None	None	None	None	None	None
International Bond	None	None	$50,001-$100,000	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None
International Discovery	$10,001-$50,000	$50,001-$100,000	None	None	None	None	None
International Equity Index	None	None	None	None	None	None	None
International Growth & Income	None	None	None	$50,001-$100,000	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None	None
International Stock	None	over $100,000	None	over $100,000	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None
International Stock Fund— R Class	None	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None	None
Japan	None	None	None	None	None	None	None
Latin America	None	None	None	None	None	over $100,000	None
Limited-Term Bond Portfolio	None	None	None	None	None	None	None
Limited-Term Bond Portfolio—II	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None	None
Media & Telecommunications	$10,001-$50,000	over $100,000	None	$50,001-$100,000	None	None	None
Mid-Cap Growth	None	None	$10,001-$50,000	over $100,000	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund— R Class	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None	None
Mid-Cap Value	None	None	None	over $100,000	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Value Fund— R Class	None	None	None	None	None	None	None
New America Growth	None	None	None	None	None	over $100,000	None
New America Growth Fund—Advisor Class	None	None	None	None	None	None	None
New America Growth Portfolio	None	None	None	None	None	None	None
New Asia	None	None	None	$50,001-$100,000	None	None	None
New Era	None	None	None	over $100,000	None	None	None
New Horizons	over $100,000	None	$10,001-$50,000	$1-$10,000	None	None	None
New Income	over $100,000	None	over $100,000	over $100,000	None	None	over $100,000
New Income Fund—Advisor Class	None	None	None	None	None	None	None
New Income Fund— R Class	None	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None	None
New York Tax-Free Money	None	None	None	None	None	None	None
Overseas Stock	None	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None	None
Personal Strategy Growth	None	None	None	None	None	None	None
Personal Strategy Income	None	None	None	None	None	None	None
Prime Reserve	None	None	$1-$10,000	None	None	$10,001-$50,000	$10,001-$50,000
Prime Reserve Portfolio	None	None	None	None	None	None	None
Real Estate	$50,001-$100,000	None	None	$50,001-$100,000	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None	None	None	None
TRP Reserve Investment	None	None	None	None	None	None	None
Retirement 2005	None	None	None	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2005 Fund— R Class	None	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2010 Fund— R Class	None	None	None	None	None	None	None
Retirement 2015	None	None	None	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2015 Fund— R Class	None	None	None	None	None	None	None
Retirement 2020	None	None	None	None	$50,001-$100,000	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2020 Fund— R Class	None	None	None	None	None	None	None
Retirement 2025	None	None	None	None	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2025 Fund— R Class	None	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2030 Fund— R Class	None	None	None	None	None	None	None
Retirement 2035	None	None	None	None	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2035 Fund— R Class	None	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2040 Fund— R Class	None	None	None	None	None	None	None
Retirement 2045	None	None	None	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2045 Fund— R Class	None	None	None	None	None	None	None
Retirement 2050	None	None	None	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2050 Fund— R Class	None	None	None	None	None	None	None
Retirement 2055	None	None	None	None	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2055 Fund— R Class	None	None	None	None	None	None	None
Retirement Income	None	None	None	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None	None	None	None
Retirement Income Fund— R Class	None	None	None	None	None	None	None
Science & Technology	None	None	None	None	None	over $100,000	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None
Short-Term Bond	None	None	$50,001-$100,000	over $100,000	None	None	over $100,000
Short-Term Bond Fund—Advisor Class	None	None	None	None	None	None	None
Short-Term Income	None	None	None	None	None	None	None
Small-Cap Stock	None	None	$10,001-$50,000	over $100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None
Small-Cap Value	None	None	$10,001-$50,000	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Spectrum Growth	None	None	None	$10,001-$50,000	None	over $100,000	None
Spectrum Income	None	None	over $100,000	None	None	None	None
Spectrum International	None	None	None	None	None	None	None
Summit Cash Reserves	None	None	over $100,000	over $100,000	$50,001-$100,000	None	$1-$10,000
Summit GNMA	None	None	over $100,000	None	None	None	None
Summit Municipal Income	None	None	None	None	None	None	over $100,000
Summit Municipal Intermediate	None	None	None	over $100,000	None	None	over $100,000
Summit Municipal Money Market	None	None	None	$10,001-$50,000	None	None	$50,001-$100,000
Tax-Efficient Balanced	None	None	None	None	None	None	None
Tax-Efficient Growth	None	None	None	None	None	None	None
Tax-Efficient Multi-Cap Growth	None	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	None	$1-$10,000
Tax-Free High Yield	None	None	None	$50,001-$100,000	None	None	over $100,000
Tax-Free Income	None	None	None	None	None	None	over $100,000
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	over $100,000	None	None	over $100,000
Total Equity Market Index	None	None	None	None	None	None	None
U.S. Bond Index	None	None	None	None	None	None	None
U.S. Treasury Intermediate	None	None	$50,001-$100,000	None	None	None	over $100,000
U.S. Treasury Long-Term	None	None	None	None	None	None	over $100,000
U.S. Treasury Money	None	None	None	None	None	None	$1-$10,000
Value	None	None	None	over $100,000	None	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Laporte	Miller	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	None	None	None
Balanced	None	None	None	None
Blue Chip Growth	None	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None
California Tax-Free Bond	None	None	None	None
California Tax-Free Money	None	None	None	None
Capital Appreciation	None	over $100,000	None	None
Capital Appreciation Fund—Advisor Class	None	None	None	None
Capital Opportunity	None	over $100,000	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None
Corporate Income	None	None	None	None
Developing Technologies	$50,001-$100,000	over $100,000	over $100,000	over $100,000
Diversified Mid-Cap Growth	None	None	None	None
Diversified Small-Cap Growth	None	None	None	None
Dividend Growth	None	None	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None
Emerging Europe & Mediterranean	None	None	None	None
Emerging Markets Bond	None	None	over $100,000	None
Emerging Markets Stock	over $100,000	None	None	None
Equity Income	over $100,000	None	over $100,000	over $100,000
Equity Income Fund—Advisor Class	None	None	None	None
Equity Income Fund—R Class	None	None	None	None
Equity Income Portfolio	None	None	None	None
Equity Income Portfolio—II	None	None	None	None
Equity Index 500	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None
European Stock	None	$50,001-$100,000	over $100,000	None
Extended Equity Market Index	None	None	None	None
Financial Services	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None
Global Stock	over $100,000	over $100,000	None	over $100,000
Global Stock Fund—Advisor Class	None	None	None	None
Global Technology	None	None	None	None
GNMA	None	None	None	None
TRP Government Reserve Investment	None	None	None	None
Growth & Income	None	None	None	None
Growth Stock	over $100,000	over $100,000	$50,001-$100,000	over $100,000
Growth Stock Fund—Advisor Class	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None
Health Sciences	None	None	None	None
Health Sciences Portfolio	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None
High Yield	$10,001-$50,000	None	over $100,000	None
High Yield Fund—Advisor Class	None	None	None	None
Inflation Protected Bond	None	None	over $100,000	None
Institutional Concentrated Large-Cap Value	None	None	None	None
Institutional Core Plus	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None
Institutional Foreign Equity	None	None	None	None
Institutional Global Equity	None	None	None	None
Institutional High Yield	None	None	None	None
Institutional International Bond	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None
Institutional Large-Cap Value	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None
Institutional U.S. Structured Research	None	None	None	None
International Bond	None	None	over $100,000	None
International Bond Fund—Advisor Class	None	None	None	None
International Discovery	$10,001-$50,000	over $100,000	None	None
International Equity Index	None	None	None	None
International Growth & Income	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None
International Stock	over $100,000	over $100,000	over $100,000	None
International Stock Fund—Advisor Class	None	None	None	None
International Stock Fund—R Class	None	None	None	None
International Stock Portfolio	None	None	None	None
Japan	None	None	over $100,000	over $100,000
Latin America	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None
Limited-Term Bond Portfolio—II	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None
Maryland Tax-Free Bond	None	over $100,000	over $100,000	None
Maryland Tax-Free Money	None	None	over $100,000	None
Media & Telecommunications	None	over $100,000	None	$50,001-$100,000
Mid-Cap Growth	over $100,000	over $100,000	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None
Mid-Cap Value	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None
New America Growth	None	over $100,000	None	over $100,000
New America Growth Fund—Advisor Class	None	None	None	None
New America Growth Portfolio	None	None	None	None
New Asia	over $100,000	over $100,000	over $100,000	None
New Era	None	None	over $100,000	None
New Horizons	over $100,000	over $100,000	None	None
New Income	None	$50,001-$100,000	None	$50,001-$100,000
New Income Fund—Advisor Class	None	None	None	None
New Income Fund—R Class	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None
New York Tax-Free Bond	None	None	None	None
New York Tax-Free Money	None	None	None	None
Overseas Stock	None	None	None	None
Personal Strategy Balanced	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None
Personal Strategy Growth	None	None	None	None
Personal Strategy Income	None	None	None	None
Prime Reserve	over $100,000	over $100,000	None	$50,001-$100,000
Prime Reserve Portfolio	None	None	None	None
Real Estate	None	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None
TRP Reserve Investment	None	None	None	None
Retirement 2005	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None
Retirement 2005 Fund—R Class	None	None	None	None
Retirement 2010	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None
Retirement 2015	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None
Retirement 2015 Fund—R Class	None	None	None	None
Retirement 2020	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None
Retirement 2025	None	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None
Retirement 2025 Fund—R Class	None	None	None	None
Retirement 2030	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None
Retirement 2035	None	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None
Retirement 2035 Fund—R Class	None	None	None	None
Retirement 2040	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None
Retirement 2045	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None
Retirement 2045 Fund—R Class	None	None	None	None
Retirement 2050	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None
Retirement 2055	over $100,000	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None
Retirement 2055 Fund—R Class	None	None	None	None
Retirement Income	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None
Retirement Income Fund—R Class	None	None	None	None
Science & Technology	$50,001-$100,000	over $100,000	$10,001-$50,000	None
Science & Technology Fund—Advisor Class	None	None	None	None
Short-Term Bond	None	None	over $100,000	over $100,000
Short-Term Bond Fund—Advisor Class	None	None	None	None
Short-Term Income	None	None	None	None
Small-Cap Stock	$10,001-$50,000	None	$10,001-$50,000	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None
Small-Cap Value	over $100,000	None	None	over $100,000
Small-Cap Value Fund—Advisor Class	None	None	None	None
Spectrum Growth	None	None	over $100,000	None
Spectrum Income	$10,001-$50,000	None	$50,001-$100,000	over $100,000
Spectrum International	$10,001-$50,000	None	None	None
Summit Cash Reserves	over $100,000	over $100,000	over $100,000	over $100,000
Summit GNMA	None	None	None	None
Summit Municipal Income	None	None	None	None
Summit Municipal Intermediate	None	None	None	None
Summit Municipal Money Market	None	None	None	None
Tax-Efficient Balanced	None	None	over $100,000	None
Tax-Efficient Growth	None	None	None	None
Tax-Efficient Multi-Cap Growth	None	None	None	None
Tax-Exempt Money	None	None	$10,001-$50,000	None
Tax-Free High Yield	None	None	None	None
Tax-Free Income	None	None	over $100,000	None
Tax-Free Income Fund—Advisor Class	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None
Total Equity Market Index	None	None	None	None
U.S. Bond Index	None	None	None	None
U.S. Treasury Intermediate	None	None	None	None
U.S. Treasury Long-Term	None	None	$50,001-$100,000	None
U.S. Treasury Money	None	None	None	None
Value	None	over $100,000	$50,001-$100,000	over $100,000
Value Fund—Advisor Class	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None

Portfolio Managers` Holdings in the Price Funds

The following tables set forth the Price Fund holdings of each fund`s portfolio manager(s). The portfolio manager for each fund normally serves as chairman of the fund`s Investment Advisory Committee, and has day-to-day responsibility for managing the fund and executing the fund`s investment program.
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/07
Portfolio Manager
Africa & Middle East	Christopher D. Alderson (b)	over $1,000,000	over $1,000,000
Balanced	Edmund M. Notzon III	none	over $1,000,000
Blue Chip Growth	Larry J. Puglia	$500,001—$1,000,000	over $1,000,000
Capital Appreciation	David R. Giroux	$100,001—$500,000	$100,001—$500,000
Capital Opportunity	Anna Dopkin	$500,001—$1,000,000	over $1,000,000
Corporate Income	David A. Tiberii	$10,001—$50,000	$500,001—$1,000,000
Developing Technologies	Jeffrey Rottinghaus	$10,001—$50,000	over $1,000,000
Diversified Mid-Cap Growth	Donald J. Peters	$500,001—$1,000,000	over $1,000,000
Diversified Small-Cap Growth	Sudhir Nanda	$10,001—$50,000	$100,001—$500,000
Dividend Growth	Thomas J. Huber	$100,001—$500,000	over $1,000,000
Emerging Europe & Mediterranean	S. Leigh Robertson	none	none
Emerging Markets Bond	Michael J. Conelius	$100,001—$500,000	over $1,000,000
Emerging Markets Stock	Christopher D. AldersonGonzalo Pangaro	$100,001—$500,000(c)	over $1,000,000over $1,000,000
Equity Income	Brian C. Rogers	over $1,000,000	over $1,000,000
Equity Index 500	E. Frederick Bair	$50,001—$100,000	$100,001—$500,000
European Stock	Dean Tenerelli	none	none
Extended Equity Market Index	E. Frederick Bair	$10,001—$50,000	$100,001—$500,000
Financial Services	Jeffrey W. Arricale	$50,001—$100,000	$100,001—$500,000
Global Stock	Robert N. Gensler	over $1,000,000	over $1,000,000
Global Technology	David J. Eiswert	(d)	$500,000-$1,000,000
GNMA	Andrew McCormick	$10,001—$50,000	(e)
Growth & Income	Thomas J. Huber	$100,001—$500,000	over $1,000,000
Growth Stock	P. Robert Bartolo	$100,001—$500,000	over $1,000,000
Health Sciences	Kris H. Jenner	$100,001—$500,000	$500,001—$1,000,000
High Yield	Mark J. Vaselkiv	$100,001—$500,000	over $1,000,000
Inflation Protected Bond	Daniel O. Shackelford	$10,001—$50,000	over $1,000,000
International Bond	Ian D. Kelson	$100,001—$500,000	$100,001—$500,000
International Discovery	Justin Thomson	$100,001—$500,000	$100,001—$500,000
International Equity Index	E. Frederick Bair Neil Smith	$10,001—$50,000 none	$100,001—$500,000 none
International Growth & Income	Raymond A. Mills, Ph.D.	$100,001—$500,000	$500,001—$1,000,000
International Stock	Robert W. Smith	$100,001—$500,000	over $1,000,000
Japan	M. Campbell Gunn	none	none
Latin America	Gonzalo Pangaro (f)	$100,001—$500,000	over $1,000,000
Maryland Short-Term Tax-Free Bond	Charles B. Hill	$1—$10,000	over $1,000,000
Maryland Tax-Free Bond	Hugh D. McGuirk	$100,001—$500,000	over $1,000,000
Maryland Tax-Free Money	Joseph K. Lynagh	$10,001—$50,000	over $1,000,000
Media & Telecommunications	Henry M. Ellenbogen	$100,001—$500,000	over $1,000,000
Mid-Cap Growth	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Mid-Cap Value	David J. Wallack	$500,001—$1,000,000	over $1,000,000
New America Growth	Joseph M. Milano	over $1,000,000	over $1,000,000
New Asia	Frances Dydasco	none	$10,001—$50,000
New Era	Charles M. Ober	$100,001—$500,000	over $1,000,000
New Horizons	John H. Laporte	over $1,000,000	over $1,000,000
New Income	Daniel O. Shackelford	$10,001—$50,000	over $1,000,000
Overseas Stock	Raymond A. Mills, Ph.D.	$100,001—$500,000	$500,001—$1,000,000
Personal Strategy Balanced	Edmund M. Notzon III	$100,001—$500,000	over $1,000,000
Personal Strategy Growth	Edmund M. Notzon III	$100,001—$500,000	over $1,000,000
Personal Strategy Income	Edmund M. Notzon III	$100,001—$500,000	over $1,000,000
Prime Reserve	James M. McDonald (g)	$100,001—$500,000	over $1,000,000
Real Estate	David M. Lee	$100,001—$500,000	over $1,000,000
Science & Technology	Michael F. Sola (h)	$100,001—$500,000	over $1,000,000
Short-Term Bond	Edward A. Wiese	$100,001—$500,000	over $1,000,000
Small-Cap Stock	Gregory A. McCrickard	$100,001—$500,000	over $1,000,000
Small-Cap Value	Preston G. Athey	over $1,000,000	over $1,000,000
Spectrum Growth	Edmund M. Notzon III	$500,001—$1,000,000	over $1,000,000
Spectrum Income	Edmund M. Notzon III	$500,001—$1,000,000	over $1,000,000
Spectrum International	David J.L. Warren (i)	none	$500,001—$1,000,000
Summit Cash Reserves	James M. McDonald (g)	$10,001—$50,000	over $1,000,000
Summit GNMA	Andrew McCormick	(j)	(e)
Summit Municipal Income	Konstantine B. Mallas	$10,001—$50,000	over $1,000,000
Summit Municipal Intermediate	Charles B. Hill	$10,001—$50,000	over $1,000,000
Summit Municipal Money Market	Joseph K. Lynagh	none	over $1,000,000
Tax-Efficient Balanced	Hugh D. McGuirk Donald J. Peters	$100,000—$500,000 over $1,000,000	over $1,000,000 over $1,000,000
Tax-Efficient Growth	Donald J. Peters	over $1,000,000	over $1,000,000
Tax-Efficient Multi-Cap Growth	Donald J. Peters	over $1,000,000	over $1,000,000
Tax-Exempt Money	Joseph K. Lynagh	none	over $1,000,000
Tax-Free High Yield	James M. Murphy	$10,001—$50,000	over $1,000,000
Tax-Free Income	Konstantine B. Mallas Mary J. Miller	none $500,001—$1,000,000	over $1,000,000 over $1,000,000
Tax-Free Short-Intermediate	Charles B. Hill	none	over $1,000,000
Total Equity Market Index	E. Frederick Bair Ken D. Uematsu	$10,001—$50,000 $0—$10,000	$100,001—$500,000 $100,001—$500,000
U.S. Bond Index	Robert M. Larkins	$1—$10,000	$100,001—$500,000
U.S. Treasury Intermediate	Brian J. Brennan	$10,001—$50,000	$500,001—$1,000,000
U.S. Treasury Long-Term	Brian J. Brennan	$10,001—$50,000	$500,001—$1,000,000
U.S. Treasury Money	James M. McDonald (g)	none	over $1,000,000
Value	John D. Linehan	$100,001—$500,000	over $1,000,000

(a)See table beginning on page 6 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 6.

(b)On March 31, 2009, Joseph Rohm will replace Christopher D. Alderson as portfolio manager of the fund.

(c)On September 11, 2008, Gonzalo Pangaro became co-portfolio manager of the fund. The range of fund holdings as of the fund`s fiscal year will be updated concurrently with its prospectus date as shown in the table beginning on page 6.

(d)On October 1, 2008, David J. Eiswert became the portfolio manager of the fund. The range of fund holdings as of the fund`s fiscal year will be updated concurrently with its prospectus date as shown in the table beginning on page 6.

(e)Andrew McCormick joined T. Rowe Price in 2008. Therefore, the range of fund holdings in all T. Rowe Price funds are not available as of 12/31/07.

(f)On December 31, 2008, Jose Costa Buck will replace Gonzalo Pangaro as portfolio manager of the fund.

(g)On January 30, 2009, Joseph K. Lynagh will replace James M. McDonald as portfolio manager of the fund.

(h)Effective January 1, 2009, Kennard W. Allen will replace Michael F. Sola as portfolio manager of the fund.

(i)On March 31, 2009, Christopher D. Alderson will replace David J.L. Warren as portfolio manager of the fund.

(j)On April 1, 2008, Andrew McCormick became the portfolio manager of the fund. The range of fund holdings as of the fund`s fiscal year will be updated concurrently with its prospectus date as shown in the table beginning on page 6.

The following funds may be purchased only by institutional investors.
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/07
Portfolio Manager
Institutional Africa & Middle East	Christopher D. Alderson (b)	(c)	over $1,000,000
Institutional Concentrated Large-Cap Value	David R. Giroux John D. Linehan	none none	$100,001—$500,000 over $1,000,000
Institutional Core Plus	Brian J. Brennan	none	$500,001—$1,000,000
Institutional Emerging Markets Bond	Michael J. Conelius	none	over $1,000,000
Institutional Emerging Markets Equity	Christopher D. AldersonGonzalo Pangaro	none(d)	over $1,000,000over $1,000,000
Institutional Floating Rate	Mark J. Vaselkiv	none	over $1,000,000
Institutional Foreign Equity	Robert W. Smith	none	over $1,000,000
Institutional Global Equity	Robert N. Gensler	none	over $1,000,000
Institutional High Yield	Paul A. Karpers	none	$500,001—$1,000,000
Institutional International Bond	Ian D. Kelson	none	$100,001—$500,000
Institutional Large-Cap Core Growth	Larry J. Puglia	none	over $1,000,000
Institutional Large-Cap Growth	Robert W. Sharps	$100,001—$500,000	over $1,000,000
Institutional Large-Cap Value	David Giroux John D. Linehan Brian C. Rogers	none none none	$100,001—$500,000 over $1,000,000 over $1,000,000
Institutional Mid-Cap Equity Growth	Brian W.H. Berghuis	none	over $1,000,000
Institutional Small-Cap Stock	Gregory A. McCrickard	none	over $1,000,000
Institutional U.S. Structured Research	Anna Dopkin	none	over $1,000,000


(a)See table beginning on page 6 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 6.

(b)On March 31, 2009, Joseph Rohm will replace Christopher D. Alderson as portfolio manager of the fund.

(c)The fund incepted after its fiscal year end, therefore, the range of fund holdings as of the fund`s fiscal year will be updated concurrently with its prospectus date as shown in the table beginning on page 6.

(d)On September 11, 2008, Gonzalo Pangaro became co-portfolio manager of the fund. The range of fund holdings as of the fund`s fiscal year will be updated concurrently with its prospectus date as shown in the table beginning on page 6.


The following funds are designed as investment options for insurance companies issuing variable annuity or variable life insurance contracts. Variable life insurance contracts may not be suitable investments for these portfolio managers.
Fund		Range of Fund Holdings as of Fund`s Fiscal Yeara	All Funds Range as of 12/31/07
Portfolio Manager
Blue Chip Growth Portfolio	Larry J. Puglia	none	over $1,000,000
Equity Income Portfolio	Brian C. Rogers	none	over $1,000,000
Equity Index 500 Portfolio	E. Frederick Bair	none	$100,001—$500,000
Health Sciences Portfolio	Kris H. Jenner	none	$500,001—$1,000,000
International Stock Portfolio	Robert W. Smith	none	over $1,000,000
Limited-Term Bond Portfolio	Edward A. Wiese	none	over $1,000,000
Mid-Cap Growth Portfolio	Brian W.H. Berghuis	none	over $1,000,000
New America Growth Portfolio	Joseph M. Milano	none	over $1,000,000
Personal Strategy Balanced Portfolio	Edmund M. Notzon III	none	over $1,000,000
Prime Reserve Portfolio	James M. McDonald (b)	none	over $1,000,000

(a)See table beginning on page 6 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 6.

(b)On January 30, 2009, Joseph K. Lynagh will replace James M. McDonald as portfolio manager of the fund.

The following funds are designed for persons residing in the indicated state. The portfolio managers reside in Maryland.
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/07
Portfolio Manager
California Tax-Free Bond	Konstantine B. Mallas	none	over $1,000,000
California Tax-Free Money	Joseph K. Lynagh	none	over $1,000,000
Georgia Tax-Free Bond	Hugh D. McGuirk	none	over $1,000,000
New Jersey Tax-Free Bond	Konstantine B. Mallas	none	over $1,000,000
New York Tax-Free Bond	Konstantine B. Mallas	none	over $1,000,000
New York Tax-Free Money	Joseph K. Lynagh	none	over $1,000,000
Virginia Tax-Free Bond	Hugh D. McGuirk	none	over $1,000,000

(a)See table beginning on page 6 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 6.

The following funds are designed such that a single individual would normally select one fund based on that person`s expected retirement date.
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/07
Portfolio Manager
Retirement 2005	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2010	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2015	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2020	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2025	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2030	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2035	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2040	Jerome A. Clark Edmund M. Notzon III	$500,001—$1,000,000 none	$500,001—$1,000,000 over $1,000,000
Retirement 2045	Jerome A. Clark Edmund M. Notzon III	none $100,001-$500,000	$500,001—$1,000,000 over $1,000,000
Retirement 2050	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement 2055	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000
Retirement Income	Jerome A. Clark Edmund M. Notzon III	none none	$500,001—$1,000,000 over $1,000,000

(a)See table beginning on page 6 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 6.

The following funds are not available for direct purchase by members of the public.
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/07
Portfolio Manager
TRP Government Reserve Investment	James M. McDonald (b)	none	over $1,000,000
TRP Reserve Investment	James M. McDonald (b)	none	over $1,000,000
Short-Term Income	Edward A. Wiese	none	over $1,000,000


(a)See table beginning on page 6 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 6.

(b)On January 30, 2009, Joseph K. Lynagh will replace James M. McDonald as portfolio manager of the fund.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. T. Rowe Price and T. Rowe Price International, as appropriate, evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund`s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the "Disclosure of Fund Portfolio Information" section) and those funds are the same ones presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Funds. Compensation is viewed with a long-term time horizon. The more consistent a manager`s performance over time, the higher the compensation opportunity. The increase or decrease in a fund`s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund`s expense ratio is usually taken into account.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds` portfolio managers as of the fiscal year of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Christopher D. Alderson	7	$5,994,639,350	4	$4,608,465,674	8	$4,125,737,648
Preston G. Athey	7	7,632,714,515	2	4,612,450	9	655,149,011
Jeffrey W. Arricale	1	368,447,824	—	—	—	—
E. Frederick Bair	9	12,332,946,028	1	3,210,337,269	1	538,003,705
P. Robert Bartolo	12	32,099,484,414	1	232,342,182	7	435,682,172
Brian W.H. Berghuis	8	22,138,787,186	—	—	6	905,933,250
Mark C.J. Bickford-Smith	3	1,461,994,503	1	144,151,894	4	2,071,536,293
Brian J. Brennan	4	861,814,703	5	3,059,510,517	5	657,544,743
Jerome A. Clark	48	37,549,026,945	5	77,680,887	—	—
Michael J. Conelius	4	1,358,408,472	3	263,393,346	1	560,066,402
Anna M. Dopkin	6	2,458,100,862	3	3,304,776,932	36	11,858,072,324
Frances Dydasco	2	10,719,001,818	2	318,228,327	—	—
Mark J.T. Edwards	1	4,817,604,395	1	312,811,515	—	—
Henry M. Ellenbogen	1	2,088,892,732	—	—	—	—
David J. Eiswert (a)	—	—	—	—	—	—
Robert N. Gensler	11	2,588,510,540	6	4,165,743,116	11	5,635,148,114
David R. Giroux	5	15,784,918,345	1	101,114,241	—	—
M. Campbell Gunn	3	3,832,186,637	1	63,631,783	3	1,162,955,561
Charles B. Hill	3	1,320,334,630	2	374,489,606	12	1,133,496,688
Thomas J. Huber	2	2,352,713,063	1	251,256,797	—	—
Kris H. Jenner	5	2,978,801,311	2	78,681,064	1	30,874,052
Paul A. Karpers	1	533,128,001	—	—	—	—
Ian D. Kelson	13	3,676,147,786	23	501,910,149	3	52,828,254
John H. Laporte	2	7,453,520,197	2	316,226,185	8	892,144,853
Robert M. Larkins	1	253,906,934	2	559,206,090	7	1,117,711,356
David M. Lee	3	2,467,002,108	—	—	1	20,479,178
John D. Linehan	6	9,616,367,331	1	259,252,054	13	956,838,134
Anh Lu	1	3,281,732,266	—	—	—	—
Joseph K. Lynagh	5	1,926,630,051	—	—	10	385,150,142
Konstantine B. Mallas	5	3,010,310,238	—	—	4	85,893,936
Andrew McCormick	5	1,661,465,863	1	145,796,744	3	886,109,381
Gregory A. McCrickard	4	7,374,344,493	2	178,589,674	4	536,366,146
James M. McDonald	6	26,300,935,242	1	549,355,087	—	—
Hugh D. McGuirk	4	2,135,325,872	—	—	13	342,252,105
Joseph M. Milano	2	947,716,806	—	—	—	—
Mary J. Miller	1	1,798,668,759	—	—	2	181,984,635
Raymond A. Mills, Ph.D.	4	4,629,259,958	—	—	2	76,647,055
James M. Murphy	1	1,355,086,005	—	—	—	—
Sudhir Nanda	3	694,016,332	—	—	—	—
Edmund M. Notzon III	19	15,572,630,962	14	2,128,922,720	12	1,390,881,170
Charles M. Ober	2	7,965,642,320	1	181,864,187	5	414,380,702
Gonzalo Pangaro	2	8,802,590,757	—	—	—	—
Donald J. Peters	14	2,524,307,678	—	—	24	1,694,102,333
Larry J. Puglia	10	20,381,106,658	1	12,489,423	12	1,488,190,828
S. Leigh Robertson	1	1,730,852,718	—	—	—	—
Brian C. Rogers	12	33,507,593,209	3	659,187,632	16	1,943,552,538
Jeffrey Rottinghaus	2	157,000,380	2	7,886,309	—	—
Daniel O. Shackelford	5	8,925,857,187	1	269,169,016	4	876,246,210
Robert W. Sharps	9	6,248,379,627	4	2,583,548,847	33	6,722,917,766
Neil Smith	1	678,867,039	—	—	—	—
Robert W. Smith	3	7,805,860,977	2	164,935,215	1	156,675,674
Michael F. Sola	3	3,634,678,878	—	—	—	—
Dean Tenerelli	1	1,217,481,612	3	468,437,315	—	—
Justin Thomson	1	3,281,732,266	—	—	—	—
David A. Tiberii	2	275,842,356	2	147,294,366	6	1,845,400,603
Ken D. Uematsu	1	524,938,388	—	—	—	—
Mark J. Vaselkiv	8	6,664,834,741	7	1,811,794,761	16	2,167,789,804
David J. Wallack	3	7,726,736,555	—	—	2	373,106,510
David J.L. Warren	1	417,572,283	—	—	1	103,681,159
Edward A. Wiese	7	3,734,629,481	1	106,440,650	10	2,595,047,711

(a)This individual assumed portfolio management responsibility on October 1, 2008, therefore, information on other managed accounts will be provided concurrently with the upcoming prospectus date of the managed mutual fund.

Conflicts of Interest

Portfolio managers at T. Rowe Price and T. Rowe Price International typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), Luxembourg SICAVs and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and T. Rowe Price International have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager Compensation" section, our portfolio managers` compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the "Portfolio Transactions" section of this Statement of Additional Information for more information on our brokerage and trade allocation policies.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

PRINCIPAL HOLDERS OF SECURITIES

As of the dates indicated, the directors and officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund, except for the funds shown in the following table.

Fund	%*
Developing Technologies	5.0
Global Stock	1.0
Maryland Short-Term Tax-Free Bond	1.4
Maryland Tax-Free Money	2.5
Summit Municipal Income	1.1
Tax-Efficient Balanced	6.0
Tax-Efficient Growth	4.2
Tax-Efficient Multi-Cap Growth	3.4
Tax-Exempt Money	1.4


(*)Based on July 31, 2008 data for the inside directors and officers and December 31, 2007, data for the independent directors.

As of August 31, 2008, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

Fund	Shareholder	%
Africa & Middle East Fund	Charles Schwab & Company, Inc. Reinvest Account Attn.: Mutual Fund Department 101 Montgomery Street San Francisco, California 94104 MLPF&S for the Sole Benefit of Its Customers 4800 Deerlake Drive Jacksonville, Florida 32246 National Financial Services for the Exclusive Benefit of Our Customers 200 Liberty Street One Financial Center, 4th Floor New York, New York 10005	10.26 9.14 17.12
Balanced	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department P.O. Box 17215 Baltimore, Maryland 21297	44.26(c)
Blue Chip Growth	Pirateline & Company T. Rowe Price Associates Attn.: Fund Accounting Department 100 East Pratt Street Baltimore, Maryland 21202 T. Rowe Price Retirement Plan Services, Inc. Blue Chip Growth Fund Attn.: Asset Reconciliations P.O. Box 17215 Baltimore, Maryland 21297	5.88 22.73
Blue Chip Growth Fund—Advisor Class	John Hancock Life Insurance Company USA RPS SEG Funds and Accounting 601 Congress Street Boston, Massachusetts 02210 National Financial Services for the Exclusive Benefit of Our Customers Union Central Life Insurance Company 1876 Waycross Road #3 Cincinnati, Ohio 45240	24.99 17.33 6.58
Blue Chip Growth Fund—R Class	American United Life Separate Account II Attn.: Dan Schluge P.O. Box 1995 Indianapolis, Indiana 46206 Massachusetts Mutual Life Insurance Company 1295 State Street Fund Operations Springfield, Massachusetts 01111 Nationwide Trust Company FSB c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, Ohio 43218	16.42 10.44 12.92
California Tax-Free Money	Georgette O`Connor Day TR Georgette O`Connor Day Trust Los Angeles, California	8.05
Capital Appreciation	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	9.17 10.41 6.07
Capital Appreciation Fund—Advisor Class	Ameritas Life Insurance Corporation Separate Account G 5900 O Street Lincoln, Nebraska 68510 Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	5.72 32.51(a) 24.69
Capital Opportunity	McWood & Company P.O. Box 29522 Raleigh, North Carolina 27626 Swebak & Company c/o Amcore Investment Group P.O. Box 4599 Rockford, Illinois 61110 TRP Finance, Inc.	40.33(a) 13.49 7.67
Capital Opportunity Fund—Advisor Class	Charles Schwab Trust Company Eyelet Design Inc. 401(k) Plan 215 Fremont Street, FL 6 San Francisco, California 94105 T. Rowe Price Associates Attn.: Financial Reporting Department	29.95(a) 60.07(e)
Capital Opportunity Fund—R Class	BX2 Logistics Inc. 401(k)FBO Tony Beeston
6185 Mount Olympus Drive
Castro Valley, California 94552

GPC As Agent for MFS Heritage Trust Company
FBO Lamoureux Pagano Associates Inc. Plan
P.O. Box 79377
Atlanta, Georgia 30357

T. Rowe Price Associates
Attn.: Financial Reporting Department
5.28 16.25 72.06(e)
Corporate Income	Yachtcrew & Company T. Rowe Price Associates Attn.: Fund Accounting Department	51.23(d)
Developing Technologies	TRP Finance, Inc. Trustees of T. Rowe Price U.S. Retirement Program Attn.: Financial Reporting Department P.O. Box 89000 Baltimore, Maryland 21289	7.04 7.46
Dividend Growth	T. Rowe Price Trust Company Dividend Growth Fund (DGF) Attn.: Asset Reconciliation	9.54
Dividend Growth Fund—Advisor Class	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	77.74(a) 20.64
Emerging Europe & Mediterranean	National Financial Services for the Exclusive Benefit of Our Customers	18.98
Emerging Markets Bond	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers Yachtcrew & Company	9.76 7.45 21.86
Emerging Markets Stock	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	6.13 15.04
Equity Income	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	18.70
Equity Income Fund—Advisor Class	Citigroup Global Markets Inc. 333 West 34th Street, 3rd Floor New York, New York 10001 John Hancock Life Insurance Company USA National Financial Services for the Exclusive Benefit of Our Customers	9.43 11.86 46.37(a)
Equity Income Fund—R Class	American United Life Separate Account II Nationwide Trust Company FSB Wachovia Bank FBO Various Retirement Plans 1525 West WT Harris Boulevard Charlotte, North Carolina 28288	17.23 11.63 9.05
Equity Index 500	Retirement Portfolio 2010 T. Rowe Price Associates Attn.: Fund Accounting Department Retirement Portfolio 2015 T. Rowe Price Associates Attn.: Fund Accounting Department Retirement Portfolio 2020 T. Rowe Price Associates Attn.: Fund Accounting Department Retirement Portfolio 2025 T. Rowe Price Associates Attn.: Fund Accounting Department Retirement Portfolio 2030 T. Rowe Price Associates Attn.: Fund Accounting Department T. Rowe Price Trust Company Attn.: RPS Control Department 10090 Red Run Boulevard Owings Mills, Maryland 21117	13.16 8.48 14.35 5.34 6.95 6.85
European Stock	Bobstay & Company T. Rowe Price Associates Attn.: Fund Accounting Department Charles Schwab & Company, Inc.	14.23 5.32
Extended Equity Market Index	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	21.86
Financial Services	Charles Schwab & Company, Inc.	5.27
Georgia Tax-Free Bond	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	10.86 7.91
Global Stock	Charles Schwab & Company, Inc. JP Morgan as Directed Trustee for Ernest & Young Defined Benefit Retirement Plan Trust Attn.: Phyllis Mancini 4 New York Plaza New York, New York 10004 National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Plan	7.02 7.33 8.72 5.34
Global Stock Fund—Advisor Class	JP Morgan ADP Enterprise 401(k) Product 3 Metrotech Center, 6th Floor Brooklyn, New York 11245 National Financial Services for the Exclusive Benefit of Our Customers Wachovia Bank	35.00(a) 50.24(a) 6.16
Global Technology	National Financial Services for the Exclusive Benefit of Our Customers	6.40
GNMA	Yachtcrew & Company	48.48(d)
TRP Government Reserve Investment	Barnaclesail
c/o T. Rowe Price Associates
Attn.: Mid-Cap Growth Fund

Bridgesail & Company
c/o T. Rowe Price Associates
Attn.: Science & Technology Fund

Heirloom & Company
c/o T. Rowe Price Associates
Attn.: Media & Telecommunications Fund

T. Rowe Price Retirement Plan Services, Inc.
Attn.: RPS Cash Group
61.94(e) 11.00 5.08 9.63
Growth & Income	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	8.00
Growth Stock	National Financial Services for the Exclusive Benefit of Our Customers Retirement Portfolio 2020 Retirement Portfolio 2030 T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	6.06 6.44 6.47 9.89
Growth Stock Fund—Advisor Class	National Financial Services for the Exclusive Benefit of
Our Customers

PRIAC
FBO Various Retirement Plans
801 Pennsylvania Avenue
Kansas City, Missouri 64105

U.S. Bank
FBO Private Asset Department
OA Platform
P.O. Box 1787
Milwaukee, Wisconsin 53201
34.33(a) 5.80 8.94
Growth Stock Fund—R Class	American United Life Separate Account II Nationwide Trust Company FSB	5.32 8.38
Health Sciences	Charles Schwab & Company, Inc. John Hancock Life Insurance Company USA National Financial Services for the Exclusive Benefit of Our Customers	6.67 8.39 6.97
High Yield	Retirement Portfolio 2010 Retirement Portfolio 2020 Yachtcrew & Company	5.40 8.30 21.34
High Yield Fund—Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers	94.99(a)
Inflation Protected Bond	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Inflation Protected Bond	9.22
Institutional Concentrated Large-Cap Value	TRP Finance, Inc.	100.00(f)
Institutional Core Plus	Dewey & Leboeuf LLP Pension Plan
Attn.: Linda Howard
125 West 55 Street
New York, New York 10019

Jeanette Stump
Robert J. Hennessy TR
Special Metals Corporation Retiree Benefit Trust
Pittsburgh, Pennsylvania

Saxon and Company
P.O. Box 7780-1888
Philadelphia, Pennsylvania 19182

SEI Private Trust Company
c/o Mellon
One Freedom Valley Drive
Oaks, Pennsylvania 19456
The Church Foundation
240 South 4th Street
Philadelphia, Pennsylvania 19106

TRP Finance, Inc.
19.79 13.30 11.74 5.74 28.15(a) 17.52
Institutional Emerging Markets Bond	Ampere & Company c/o T. Rowe Price Associates Attn.: Institutional Core Plus Fund DBTCO P.O. Box 747 Dubuque, Iowa 52004 TRP Finance, Inc.	5.54 39.37 48.71(f)
Institutional Emerging Markets Equity	Ladybug & Company
c/o T. Rowe Price Associates
Attn.: Personal Strategy Balanced Fund

Lakeside & Company
c/o T. Rowe Price Associates
Attn.: Personal Strategy Growth Fund

MLPF&S for the Sole Benefit of Its Customers

Patterson & Company Omnibus
1525 West Wt. Harris Boulevard
Charlotte, North Carolina 28288

SEI Private Trust Company
Attn.: Mutual Funds
5.47 5.76 30.48(a) 16.19 9.58
Institutional Floating Rate	Nutmeg & Company
c/o T. Rowe Price Associates
Attn.: Value Fund

Seamile & Company
c/o T. Rowe Price Associates
Attn.: Capital Appreciation Fund

Taskforce & Company
c/o T. Rowe Price Associates
Attn.: Equity Income Fund

Tuna & Company
c/o T. Rowe Price Associates
Attn.: New Income Fund
12.16 46.64(e) 21.62 17.10
Institutional Foreign Equity	Dewey & Leboeuf LLP Pension Plan

Mac & Company

National Financial Services for the Exclusive Benefit of
Our Customers

Saxon and Company

State Street Bank & Trust Company Cust.
Houston Metro Transit Authority Fund—MTA Union
805 Pennsylvania Avenue
Tower 2, 5th Floor
Kansas City, Missouri 64105

State Street Bank & Trust Company Cust.
Houston Metro Transit Authority Fund—MTA Non-Union

The Church Foundation
6.87 5.02 7.85 14.76 27.37(a) 18.07 8.08
Institutional Global Equity	Currie & Company
c/o Fiduciary Trust Company International
P.O. Box 3199
Church Street Station
New York, New York 10008

Keybank NA
FBO JCF - T. Rowe Price Cust.
P.O. Box 94871
Cleveland, Ohio 44101

SEI Private Trust Company
c/o Suntrust Bank

State Street Bank & Trust Company
Trustee for Riverside Health System Retirement Income Plan
125 Sunnynoll Court, Suite 200
Winston Salem, North Carolina 27106

The Bank of New York Mellon as Trustee for
Computer Science Trust Pension
1 Wall Street
New York, New York 10286

U.S. Bank
FBO NREL/MRI
Mutual Fund Trading
5.35 7.29 7.70 18.84 41.34(a) 6.09
Institutional High Yield	Bread & Company
c/o T. Rowe Price Associates
Attn.: Balanced Fund

Brown Brothers Harriman & Company
as Custodian for 660187
525 Washington Boulevard
Jersey City, New JErsey 07310

Fidelity Investments
Institutional Operations Company
FIIOC as Agent for Ford SSIP
100 Magellan Way
Covington, Kentucky 41015

Ladybug & Company

Ladybird & Company
c/o T. Rowe Price Associates
Attn.: Personal Strategy Income Fund

State Street Bank & Trust Company
Citigroup 401(k) Plan
105 Rosemont Avenue
Westwood, Massachusetts 02090

Tuna & Company
15.03 8.43 11.15 7.57 6.53 8.57 13.47
Institutional International Bond	Ladybird & Company Ladybug & Company Lakeside & Company Peacemaker & Company c/o T. Rowe Price Associates Attn.: Personal Strategy Balanced Portfolio	35.61(e) 41.39(e) 14.33 5.25
Institutional Large-Cap Core Growth	Charles Schwab & Company, Inc.

Fidelity Investments
Institutional Operations Company
FBO Omnicom Group Inc.

Fidelity Investments
Institutional Operations Company
FBO Williams Investment

Immaculate Heart Missions, Inc.
Casa Generalizia
Via S. Giovanni Eudes 95
Rome, Italy 00163

Middlesex Hospital Endowment Fund
28 Crescent Street
Middletown, Connecticut 06457

SEI Private Trust Company

The Jewish Foundation of Cincinnati
8044 Montgomery Road, Suite 700
Cincinnati, Ohio 45236
18.96 32.82(a) 8.08 6.95 8.01 8.88 6.09
Institutional Large-Cap Growth	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers SEI Private Trust Company c/o Suntrust Bank State Street Bank & Trust Company Washington Savannah River Company LLC	13.45 7.84 13.41 9.07
Institutional Large-Cap Value	Charles Schwab & Company, Inc.

Dewey & Leboeuf LLP Pension Plan

National Financial Services for the Exclusive Benefit of
Our Customers

The Church Foundation

WFBW FBO New York Metro Transit Authority
New York Metro Transit Authority
8515 East Orchard Road #2T2
Greenwood Village, Colorado 80111
19.26 5.96 28.30(a) 6.32 20.19
Institutional Mid-Cap Equity Growth	Charles Schwab & Company, Inc. Kentucky Public Employees Deferred Compensation Authority c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, Ohio 43218 National Financial Services for the Exclusive Benefit of Our Customers SEI Private Trust Company c/o M&T Bank	12.47 16.12 8.10 7.17
Institutional Small-Cap Stock	Fidelity Investments
Institutional Operations Company
FIIOC as Agent for
Raytheon Savings & Investment Plan & SOP 10001

National Financial Services for the Exclusive Benefit of
Our Customers

Pinnacol Assurance
7501 East Lowry Boulevard
Denver, Colorado 80230

Trust & Custody Services Bank LTD
Tower Z Harumi Triton Square 8-12
Harumi 1-Chome Chuo-Ku
Tokyo, Japan 104-6228
30.69(a) 16.68 5.36 12.27
Institutional U.S. Structured Research	Keybank NA FBO St. Luke`s Foundation - T. Rowe Price Northern Trust Company FBO Alsac P.O. Box 92956 Chicago, Illinois 60675 The UCLA Foundation 10920 Wilshire Boulevard, Suite 900 Los Angeles, California 90024 U.S. Bank FBO Adams County U.S. Bank FBO Metro Wastewater Reclamation District Retirement Plan	8.15 23.04 23.87 17.82 9.20
International Bond	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers Yachtcrew & Company	14.53 13.60 24.42
International Bond Fund—Advisor Class	Citigroup Global Markets Inc.	22.13
International Discovery	Fidelity Investments Institutional Operations Company FIIOC as Agent for Ford SSIP National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Attn.: Asset Reconciliation Vanguard Fiduciary Trust Company T. Rowe Price Retail Class Funds Attn.: Outside Funds P.O. Box 2600 Valley Forge, Pennsylvania 19482	9.32 5.82 5.71 9.23
International Equity Index	T. Rowe Price Retirement Plan Services, Inc. Omnibus Plan New Business Group Conv. Asset	32.46(b)
International Growth & Income	Pirateline & Company Retirement Portfolio 2010 Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2040 T. Rowe Price Associates Attn.: Fund Accounting Department	10.02 6.07 5.34 12.15 5.97 10.04 5.55
International Growth & Income Fund—Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers U.S. Bank FBO Private Asset Department OA Platform	7.88 63.71(a)
International Growth & Income Fund—R Class	American United Life
American Unit Investment Trust

American United Life
Separate Account II

Delaware Charter Guarantee & Trust
FBO Various Qualified Plans
711 High Street
Des Moines, Iowa 50309

Nationwide Trust Company FSB
5.16 28.09(a) 10.46 9.45
International Stock	Pirateline & Company Retirement Portfolio 2020 T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	5.32 5.99 9.19
International Stock Fund—Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers U.S. Bank FBO Private Asset Department OA Platform	7.37 35.05(a)
International Stock Fund—R Class	American United Life American Unit Trust American United Life Separate Account II National Financial Services for the Exclusive Benefit of Our Customers	9.37 42.66(a) 5.85
Japan	Bobstay & Company Charles Schwab & Company, Inc. Knotfloat & Company P.O. Box 5496 Boston, Massachusetts 02206 MLPF&S for the Sole Benefit of Its Customers	12.61 6.72 9.47 7.38
Latin America	Charles Schwab & Company, Inc.	7.26
Maryland Short-Term Tax-Free Bond	Charles Schwab & Company, Inc.	6.93
Maryland Tax-Free Money	T. Rowe Price Associates Attn.: Financial Reporting Department	15.33
Media & Telecommunications	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Media & Telecommunications Fund	6.50 5.42 7.59
Mid-Cap Growth	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: Asset Reconciliations	5.98 5.94 19.04
Mid-Cap Growth Fund—Advisor Class	MLPF&S for the Sole Benefit of its Customers 4800 Deerlake Drive, E 3rd Floor Jacksonville, FL 32246 National Financial Services for the Exclusive Benefit of Our Customers U.S. Bank FBO Private Asset Department OA Platform Vanguard Fiduciary Trust Company T. Rowe Price Advisor Class Funds Attn.: Outside Funds P.O. Box 2900 Valley Forge, Pennsylvania 19482	7.44 14.97 8.71 6.20
Mid-Cap Growth Fund—R Class	American United Life Separate Account II ING Life Insurance & Annuity Company 1 Orange Way 83N Windsor, Connecticut 06095 ING National Trust 1 Orange Way 83N Windsor, Connecticut 06095 Nationwide Trust Company FSB	6.41 19.91 5.06 16.65
Mid-Cap Value	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account New Business Group	7.37 7.81
Mid-Cap Value Fund—Advisor Class	John Hancock Life Insurance Company USA National Financial Services for the Exclusive Benefit of Our Customers Union Central Life Insurance Company U.S. Bank FBO Private Asset Department OA Platform	5.83 23.68 5.45 7.56
Mid-Cap Value Fund—R Class	ING Life Insurance & Annuity Company

J.P. Morgan Chase TR
FBO ADP Mid Market Product
Attn.: Lisa Glenn
3 Metrotech Center 6th Floor
Brooklyn, New York 11245

Nationwide Trust Company FSB

State Street Bank & TR
FBO ADP Daily Valuation B
7.83 8.08 13.64 28.52(a)
New America Growth	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department Wilmington Trust Company FBO Continental Airlines Inc. DCP Plan c/o Mutual Funds P.O. Box 8971 Wilmington, Delaware 19899	18.69 7.38
New America Growth Fund—Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers	99.60(a)
New Asia	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	6.32 5.25
New Era	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	9.11 7.94
New Horizons	Pirateline & Company T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	5.39 22.77
New Income	Retirement Portfolio 2010 Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2030 Yachtcrew & Company	15.45 9.55 15.21 5.15 15.77
New Income Fund—Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers	5.02
New Income Fund—R Class	Emjay Corp. Cust.
FBO Plans of RPSA Customers
c/o Great West

Marshall & Ilsley Trust Company
FBO Bank 98 Dly RCRDKPG
STE 400
Attn.: Mutual Funds
11270 West Park Place
NFS LLC FEBO
Milwaukee, Wisconsin 53224

Nationwide Trust Company FSB

PIMS/Prudential Retirement as Nominee for the Tellabs Retirement Plan
1415 West Diehl Road
MS 447
Naperville, Illinois 60563
11.62 41.64(a) 20.72 9.53
New Jersey Tax-Free Bond	PFPC Inc. as Agent for PFPC Trust FBO JJB Hilliard WL Lyons Inc. 760 Moore Road King of Prussia, Pennsylvania 19406	13.92
New York Tax-Free Money	H. Mark Glasberg Paula D. Glasberg Jt. Ten. New York, New York Robert S. Kaplan Jamie Schuval Jt. Ten. New York, New York	5.98 5.11
Overseas Stock	Retirement Portfolio 2010 Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2035 T. Rowe Price Associates Attn.: Fund Accounting Department Retirement Portfolio 2040	10.28 8.87 20.43 10.03 17.13 6.38 9.49
Personal Strategy Balanced	T. Rowe Price Trust Company Balanced Attn.: Asset Reconciliation	34.15(c)
Personal Strategy Growth	T. Rowe Price Trust Company Attn.: Growth Asset	27.84(c)
Personal Strategy Income	T. Rowe Price Trust Company Income Attn.: Asset Reconciliation	24.21
Prime Reserve	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	10.12
Real Estate	Wachovia Bank Omnibus	23.52
Real Estate Fund—Advisor Class	Fiduciary Trust Company of New Hampshire as Fiduciary for Various Retirement Accounts One Security Benefit Place Topeka, Kansas 66636 National Financial Services for the Exclusive Benefit of Our Customers	7.61 56.30(a)
TRP Reserve Investment	Covewater & Company c/o T. Rowe Price Associates Attn.: Mid-Cap Value Fund Eye & Company c/o T. Rowe Price Associates Attn.: Growth Stock Fund Seamile & Company Taskforce & Company Tuna & Company	6.88 6.99 13.31 6.68 6.41
Retirement 2005 Fund—Advisor Class	Counsel Trust DBA MATC
Ironworkers Local 16 Annuity Fund
1251 Waterfront Place
Pittsburgh, Pennsylvania 15222

Mercer Trust Company Inc. Savings Plan for Employees of Fairchild Corporation

New York Life Trust Company
Client Account
169 Lackawanna Avenue
Parsippany, New Jersey 07054

National Financial Services for the Exclusive Benefit of
Our Customers

Wachovia Bank
14.98 8.93 11.86 29.63(a) 9.26
Retirement 2005 Fund—R Class	T. Rowe Price Associates Attn.: Financial Reporting Department	89.24(e)
Retirement 2010	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2010	48.05(b)
Retirement 2010 Fund—Advisor Class	Charles Schwab & Company, Inc. Massachusetts Mutual Life Insurance Company National Financial Services for the Exclusive Benefit of Our Customers	6.99 8.58 12.59
Retirement 2010 Fund—R Class	PIMS/Prudential Retirement as nominee for the TTEE/Cust. Plan 701 NEPC - Taft Hartley Ironworkers 123 Main Avenue Salt Lake City, Utah 84101 Saxon and Company State Street Bank & Trust Company American Red Cross Savings Plan Wachovia Bank FBO Various Retirement Plans	5.07 8.89 17.13 5.61
Retirement 2015	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	55.06(b)
Retirement 2015 Fund—Advisor Class	Citistreet Retirement Services Mutual Fund Select Portfolio Reliance Trust Company Attn.: Plan Valuation Services 400 Atrium Drive Somerset, New Jersey 08873 Counsel Trust DBA MATC Ironworkers Local 16 Annuity Fund Mercer Trust Company FBO Constellation Brands Inc. Mercer Trust Company TTEE Texas Industries Inc. Retirement Plan National Financial Services for the Exclusive Benefit of Our Customers New York Life Trust Company Client Account Taynik & Company c/o Investors Bank & Trust P.O. Box 9130 Boston, Massachusetts 02117	20.01 5.54 9.93 9.71 7.43 13.42 7.90
Retirement 2015 Fund—R Class	Huntington National Bank
FBO EB Accounts
7 Easton Oval #EA4E70
Columbus, Ohio 43219

Reliance Trust Company
The Copeland Retirement Trust
CO DTD 4/21/95
Attn.: Plan Valuation Services
400 Atrium Drive
Somerset, New Jersey 08873

Suntrust Bank
FBO CMA Group Salary Def Retirement Plan
8515 East Orchard Road #2T2
Greenwood Village, Colorado 80111

Suntrust Bank
FBO Flintco 401K
5.45 42.56(a) 6.08 15.66
Retirement 2020	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2020	54.17(b)
Retirement 2020 Fund—Advisor Class	Charles Schwab & Company, Inc. Massachusetts Mutual Life Insurance Company National Financial Services for the Exclusive Benefit of Our Customers Union Central Life Insurance Company	6.58 9.03 15.28 5.10
Retirement 2020 Fund—R Class	Saxon and Company State Street Bank & Trust Company FBO ADP Daily Valuation B Wachovia Bank FBO Various Retirement Plans	9.87 7.44 5.16
Retirement 2025	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	59.83(b)
Retirement 2025 Fund—Advisor Class	Citistreet Retirement Services Mutual Fund Select Portfolio Reliance Trust Company Counsel Trust DBA MATC Ironworkers Local 16 Annuity Fund Mercer Trust Company TTEE FBO Constellation Brands Inc. Mercer Trust Company TTEE Texas Industries Inc. Retirement Plan National Financial Services for the Exclusive Benefit of Our Customers New York Life Trust Company Client Account Taynik & Company	13.50 5.42 10.24 6.99 10.28 22.49 5.84
Retirement 2025 Fund—R Class	Huntington National Bank

Mercer Trust Company
FBO Huizenga Manufacturing Group
Retirement Savings Plan & Trust
1 Investors Way
Northwood, Massachusetts 02062

Reliance Trust Company

Suntrust Bank
FBO Community Bankshares Inc. Cash or DS

Wachovia Bank
FBO Various Retirement Plans
8.30 8.98 32.13(a) 21.84 8.63
Retirement 2030	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2030	56.31(b)
Retirement 2030 Fund—Advisor Class	Charles Schwab & Company, Inc. Massachusetts Mutual Life Insurance Company National Financial Services for the Exclusive Benefit of Our Customers Union Central Life Insurance Company Wachovia Bank FBO Various Retirement Plans	5.86 12.23 11.25 5.76 5.17
Retirement 2030 Fund—R Class	J.P. Morgan Chase TR FBO ADP Mid Market Product Saxon and Company State Street Bank & Trust Company FBO ADP Daily Valuation B State Street Bank & Trust Company American Red Cross Savings Plan Taynik & Company Wachovia Bank FBO Various Retirement Plans	5.22 9.71 9.50 5.53 5.81 5.78
Retirement 2035	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	60.01(b)
Retirement 2035 Fund—Advisor Class	Citistreet Retirement Services
Mutual Fund Select Portfolio
Reliance Trust Company

Mercer Trust Company
Constellation Brands Inc.

National Financial Services for the Exclusive Benefit of
Our Customers

New York Life Trust Company
Client Account

Taynik & Company
8.83 12.52 12.58 30.80(a) 5.03
Retirement 2035 Fund—R Class	Reliance Trust Company Suntrust Bank FBO Community Bankshares Inc. Cash or DS Suntrust Bank FBO Flintco 401K Wachovia Bank FBO Various Retirement Plans	43.58(a) 5.42 5.41 18.89
Retirement 2040	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2040	58.45(b)
Retirement 2040 Fund—Advisor Class	Massachusetts Mutual Life Insurance Co. National Financial Services for the Exclusive Benefit of Our Customers New York Life Trust Company Client Account Wachovia Bank FBO Various Retirement Plans	14.54 13.86 5.06 5.24
Retirement 2040 Fund—R Class	J.P. Morgan Chase TR FBO ADP Mid Market Product Saxon and Company State Street Bank & TR FBO ADP Daily Valuation B Taynik & Company Wachovia Bank FBO Various Retirement Plans	5.90 8.47 12.69 6.02 7.31
Retirement 2045	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	63.79(b)
Retirement 2045 Fund—Advisor Class	Citistreet Retirement Services
Mutual Fund Select Portfolio
Reliance Trust Company

Mercer Trust Company TTEE
FBO Constellation Brands Inc.

Mercer Trust Company TTEE
Texas Industries Inc. Retirement Plan

National Financial Services for the Exclusive Benefit of
Our Customers

New York Life Trust Company
Client Account
9.27 9.85 5.29 10.72 36.62(a)
Retirement 2045 Fund—R Class	Mercer Trust Company
FBO Huizenga Manufacturing Group

Reliance Trust
FBO Ortho Sprt 401K

Reliance Trust Company

State Street Bank Trust Company
Various Retirement Plans
4 Manhattanville Road
Purchase, New York 10577

Suntrust Bank
FBO Flintco 401K

Wachovia Bank
FBO Various Retirement Plans
6.48 6.83 30.14(a) 6.83 5.04 34.85(a)
Retirement 2050	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	58.26(b)
Retirement 2050 Fund—Advisor Class	DWS Trust Company FBO IBEW Local Union 252 Contribution/401(k) Plan Attn.: Share Recon. Department 062962 P.O. Box 1757 Salem, New Hampshire 03079 Mercer Trust Company TTEE FBO Constellation Brands Inc. National Financial Services for the Exclusive Benefit of Our Customers New York Life Trust Company Client Account Saxon and Company Wachovia Bank FBO Various Retirement Plans	9.55 5.53 10.54 8.78 6.93 5.46
Retirement 2050 Fund—R Class	Emjay Corp. Cust. Hartford Life Insurance Company Separate Account Attn.: UIT Operations P.O. Box 2999 Hartford, Connecticut 06140 Saxon and Company State Street Bank & TR FBO ADP Daily Valuation B Suntrust Bank TR FBO P & L 401K Wachovia Bank FBO Various Retirement Plans	7.08 9.79 17.84 9.68 8.13 5.63
Retirement 2055	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	52.94(b)
Retirement 2055 Fund—Advisor Class	Mercer Trust Company TTEE FBO Chaparral Steel Retirement Plan Orchard Trust Company TTEE Employee Benefits Clients Taynik & Company	6.98 70.63(a) 5.19
Retirement 2055 Fund—R Class	T. Rowe Price Associates Attn.: Financial Reporting Department Wachovia Bank FBO Various Retirement Plans	79.01(e) 11.49
Retirement Income	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement Income	33.27(b)
Retirement Income Fund—Advisor Class	Massachusetts Mutual Life Insurance Company National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company The Copeland Retirement Trust State Street Bank & Trust Company	7.76 27.36(a) 8.54 5.82
Retirement Income Fund—R Class	Citistreet Retirement Services Trusteed by State Street Bank & Trust 1 Heritage Drive Quincy, Massachusetts 02171 Mac & Company Massachusetts Mutual Life Insurance Company State Street Bank & TR FBO ADP Daily Valuation BTaynik & Company Wachovia Bank FBO Various Retirement Plans	11.47 6.73 5.62 9.60 5.18 12.58
Science & Technology	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	19.00
Science & Technology Fund—Advisor Class	John Hancock Life Insurance Company USA	89.89(a)
Short-Term Bond	Yachtcrew & Company	26.81(d)
Short-Term Bond Fund—Advisor Class	MS&CO
Elida M. Nixon Trust
778 East 156th Place
South Holland, Illinois 60473

National Financial Services for the Exclusive Benefit of
Our Customers

Penfirn Company
P.O. Box 3327
Omaha, Nebraska 68103

RSGroup Trust Company
c/o Retirement System Consultants
3 Enterprise Drive, Suite 105
Shelton, Connecticut 06484
Trust Company of America
P.O. Box 6503
Englewood, Colorado 80155
5.27 16.70 7.00 19.96 35.67(a)
Short-Term Income	Short-Term Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department T. Rowe Price Services, Inc. FBO Alaska College Savings Trust Portfolio College Attn.: Kim Vanscoy, Fixed Income	85.95(e) 9.43
Small-Cap Stock	Norwest Bank Company NA TR FBO State of Minnesota Deferred Compensation Plan Minnesota State Deferred Compensation Plan Trust c/o Great West Life Recordkeeper T. Rowe Price Trust Company T. Rowe Price OTC Fund Attn.: RPS Control Department	6.44 15.89
Small-Cap Stock Fund—Advisor Class	ICMA Retirement Trust
777 North Capitol Street NE, Suite 600
Washington, D.C. 20002

Minnesota Life
401 Robert Street North
Saint Paul, Minnesota 55101

Northern Trust Company TR Home Depot
Future Builder 401(k) Plan
P.O. Box 92994
Chicago, Illinois 60675

Vanguard Fiduciary Trust Company
7.17 13.57 20.28 26.12 (a)
Small-Cap Value	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	27.29(c)
Small-Cap Value Fund—Advisor Class	ICMA Retirement Trust John Hancock Life Insurance Company USA National Financial Services for the Exclusive Benefit of Our Customers U.S. Bank FBO Private Asset Department OA Platform	32.59(a) 27.24(a) 7.99 8.25
Spectrum Growth	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	14.06
Spectrum Income	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	22.93
Spectrum International	T. Rowe Price Retirement Plan Services, Inc. Omniplan Account New Business Group	7.43
Summit Cash Reserves	T. Rowe Price Trust Company Attn.: Asset Reconciliations T. Rowe Price Group, Inc. Attn.: Financial Reporting Department	10.16 5.89
Summit Municipal Income	National Financial Services for the Exclusive Benefit of Our Customers Saxon and Company	29.25(a) 14.08
Summit Municipal Intermediate	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers Prudential Investment Management Services FBO Mutual Funds Clients Attn.: Pruchoice Unit	5.04 7.02 19.53
Summit Municipal Money Market	T. Rowe Price Associates Attn.: Financial Reporting Department M. David Testa Hobe Sound, Florida	9.63 7.22
Tax-Efficient Balanced	National Financial Services for the Exclusive Benefit of Our Customers	9.36
Tax-Exempt Money	Pershing Division of DLJ Secs. Corp. for Exclusive Benefit of TRP Money Fund Customer Accounts 1 Pershing Plaza Jersey City, New Jersey 07399 T. Rowe Price Associates Attn.: Financial Reporting Department	5.60 10.23
Tax-Free High Yield	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	5.46 7.12
Tax-Free Income Fund—Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers	94.06(a)
Tax-Free Short-Intermediate	Charles Schwab & Company, Inc. T. Rowe Price Associates Attn.: Financial Reporting Department	8.53 9.41
U.S. Bond Index	Alaska College Savings Trust ACT Portfolio c/o T. Rowe Price Associates National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Plan New Business Group Conv. Asset	8.80 15.39 19.24
U.S. Treasury Intermediate	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	10.51
U.S. Treasury Long-Term	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department Yachtcrew & Company	10.39 40.40(d)
U.S. Treasury Money	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	12.04
Value	Pirateline & Company

Retirement Portfolio 2020

Retirement Portfolio 2025

Retirement Portfolio 2030

Retirement Portfolio 2035

Retirement Portfolio 2040

T. Rowe Price Trust Company
Attn.: Installation Team for TRPS Institutional Control Department
6.84(e) 14.84 8.56 15.90 6.10 9.21 6.74
Value Fund—Advisor Class	Citigroup Global Markets, Inc. National Financial Services for the Exclusive Benefit of Our Customers	6.05 78.92(a)
Virginia Tax-Free Bond	Charles Schwab & Company, Inc. National Financial Services for the Exclusive Benefit of Our Customers	6.85 5.11


(a)At the level of ownership indicated, the shareholder would be able to determine the outcome of most issues that are submitted to shareholders for vote.

(b)T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are normally voted by various retirement plans and retirement plan participants.

(c)T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

(d)Yachtcrew & Co. owns the indicated percentage of the outstanding shares of the fund through the Spectrum Funds. Shares of the fund held by the Spectrum Funds are "echo-voted" by Spectrum Funds in the same proportion as the shares of the fund are voted by its non-Spectrum Fund shareholders.

(e)T. Rowe Price Associates is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Associates are the result of its contributions to the fund at the fund`s inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

(f)T. Rowe Price Finance, a Delaware corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price Associates Inc., and T. Rowe Group, Inc., are Maryland corporations. Securities owned by T. Rowe Price Finance are the result of its contributions to the fund at the fund`s inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Finance would be able to determine the outcome of most issues that were submitted to shareholders for vote.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price International, Inc. is the investment manager for all international and foreign Price Funds and has executed an Investment Management Agreement with each such fund. T. Rowe Price Associates, Inc. is the investment manager for all other Price Funds and has executed an Investment Management Agreement with each such fund. T. Rowe Price Associates and T. Rowe Price International are hereinafter referred to as "Investment Managers." T. Rowe Price Associates is a wholly owned subsidiary of T. Rowe Price Group, Inc.

T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Finance, Inc., which is a wholly owned subsidiary of T. Rowe Price Associates.

Services

Under the Investment Management Agreements (except with respect to the Japan Fund and the Japanese investments of the International Discovery Fund), the Investment Managers provide the funds with discretionary investment services. Specifically, the Investment Managers are responsible for supervising and directing the investments of the funds in accordance with the funds` investment objectives, programs, and restrictions as provided in the funds` prospectuses and this SAI. The Investment Managers are also responsible for effecting all security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price International has entered into a subadvisory agreement with T. Rowe Price Global Investment Services Limited ("Global Investment Services") under which, subject to the supervision of T. Rowe Price International, Global Investment Services provides the same services described above that T. Rowe Price International provides for the other funds.

In addition to the services described above, the Investment Managers provide the funds with certain corporate administrative services, including: maintaining the funds` corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds` custodian and transfer agent; assisting the funds in the coordination of such agent`s activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds.

The Investment Management Agreements also provide that the Investment Managers, their directors, officers, employees, and certain other persons performing specific functions for the funds will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The subadvisory agreements with respect to the Japan and International Discovery Funds have a similar provision limiting the liability of Global Investment Services for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements, the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements or otherwise helpful to the funds. The subadvisory agreement with respect to the Japan and International Discovery Funds has a similar provision permitting Global Investment Services to utilize, at its own cost, the services or facilities of others.

All funds except Index, Institutional, TRP Reserve Investment, Retirement, Spectrum, Summit Income, and Summit Municipal Funds

Management Fees

The funds pay the Investment Managers a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to the Investment Managers on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds` group fee accrual as determined below ("Daily Price Funds` Group Fee Accrual") by the ratio of the Price Funds` net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds` Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds` Group Fee Accrual for that day as determined in accordance with the following schedule:
0.480%	First $1 billion	0.360%	Next $2 billion	0.310%	Next $16 billion
0.450%	Next $1 billion	0.350%	Next $2 billion	0.305%	Next $30 billion
0.420%	Next $1 billion	0.340%	Next $5 billion	0.300%	Next $40 billion
0.390%	Next $1 billion	0.330%	Next $10 billion	0.295%	Next $40 billion
0.370%	Next $1 billion	0.320%	Next $10 billion	0.290%	Next $60 billion
				0.285%	Thereafter

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Retirement Funds, Spectrum Funds, TRP Reserve Investment Funds, and any Index or private label mutual funds). For the purpose of calculating the Daily Price Funds` Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund`s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund`s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:
Fund	Fee %
Africa & Middle East	0.75
Balanced	0.15
Blue Chip Growth	0.30(a)
California Tax-Free Bond	0.10
California Tax-Free Money	0.10
Capital Appreciation	0.30
Capital Opportunity	0.20
Corporate Income	0.15
Developing Technologies	0.60
Diversified Mid-Cap Growth	0.35
Diversified Small-Cap Growth	0.35
Dividend Growth	0.20
Emerging Europe & Mediterranean	0.75
Emerging Markets Bond	0.45
Emerging Markets Stock	0.75
Equity Income	0.25(b)
European Stock	0.50
Financial Services	0.35
GNMA	0.15
Georgia Tax-Free Bond	0.10
Global Stock	0.35
Global Technology	0.45
Growth & Income	0.25
Growth Stock	0.25(b)
Health Sciences	0.35
High Yield	0.30
Inflation Protected Bond	0.05
International Bond	0.35
International Discovery	0.75
International Growth & Income	0.35
International Stock	0.35
Japan	0.50
Latin America	0.75
Maryland Short-Term Tax-Free Bond	0.10
Maryland Tax-Free Bond	0.10
Maryland Tax-Free Money	0.10
Media & Telecommunications	0.35
Mid-Cap Growth	0.35(c)
Mid-Cap Value	0.35
New America Growth	0.35
New Asia	0.50
New Era	0.25
New Horizons	0.35
New Income	0.15
New Jersey Tax-Free Bond	0.10
New York Tax-Free Bond	0.10
New York Tax-Free Money	0.10
Overseas Stock	0.35
Personal Strategy Balanced	0.25
Personal Strategy Growth	0.30
Personal Strategy Income	0.15
Prime Reserve	0.05
Real Estate	0.30
Science & Technology	0.35
Short-Term Bond	0.10
Small-Cap Stock	0.45
Small-Cap Value	0.35
Tax-Efficient Balanced	0.20
Tax-Efficient Growth	0.30
Tax-Efficient Multi-Cap Growth	0.35
Tax-Exempt Money	0.10
Tax-Free High Yield	0.30
Tax-Free Income	0.15
Tax-Free Short-Intermediate	0.10
U.S. Treasury Intermediate	0.00
U.S. Treasury Long-Term	0.00
U.S. Treasury Money	0.00
Value	0.35
Virginia Tax-Free Bond	0.10

(a)On assets up to $15 billion and 0.255% on assets above $15 billion.

(b)On assets up to $15 billion and 0.21% on assets above $15 billion.

(c)On assets up to $15 billion and 0.30% on assets above $15 billion.

Index, Institutional, Summit Income, and Summit Municipal Funds

The following funds pay the Investment Managers an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.
Fund	Fee %
Equity Index 500	0.15
Institutional Africa & Middle East	1.00
Institutional Concentrated Large-Cap Value	0.55
Institutional Foreign Equity	0.70
Institutional Global Equity	0.65
Institutional Large-Cap Core Growth	0.55
Institutional Large-Cap Growth	0.55
Institutional Large-Cap Value	0.55
Institutional Mid-Cap Equity Growth	0.60
Institutional Small-Cap Stock	0.65
Institutional U.S. Structured Research	0.50

The following funds ("Single Fee Funds") pay the Investment Managers a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.
Fund	Fee %
Extended Equity Market Index	0.40
Institutional Core Plus	0.45
Institutional Emerging Markets Bond	0.70
Institutional Emerging Markets Equity	1.10
Institutional Floating Rate	0.55
Institutional High Yield	0.50
Institutional International Bond	0.55
International Equity Index	0.50
Short-Term Income	0.50
Summit Cash Reserves	0.45
Summit GNMA	0.60
Summit Municipal Money Market	0.45
Summit Municipal Intermediate	0.50
Summit Municipal Income	0.50
Total Equity Market Index	0.40
U.S. Bond Index	0.30

The Investment Management Agreement between each Single Fee Fund and the Investment Managers provides that the Investment Managers will pay all expenses of each fund`s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund`s portfolio securities, and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by the Investment Managers under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to the Investment Managers on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund`s prospectus as of the close of business on the previous business day on which the fund was open for business.

TRP Government Reserve Investment, TRP Reserve Investment, Retirement, and Spectrum Funds

None of these funds pays T. Rowe Price an investment management fee.

Japan Fund

Under a subadvisory agreement between T. Rowe Price International and Global Investment Services approved by the directors of the Japan Fund, Global Investment Services, subject to the supervision of T. Rowe Price International, manages all the investments of the Japan Fund. For its services, Global Investment Services receives 50% of the investment management fee received by T. Rowe Price International from the Japan Fund.

International Discovery Fund

Under a subadvisory agreement between T. Rowe Price International and Global Investment Services approved by the directors of the International Discovery Fund, Global Investment Services, subject to the supervision of T. Rowe Price International, manages the yen-denominated investments of the International Discovery Fund. For its services, Global Investment Services receives 50% of the investment management fee received by T. Rowe Price International from the International Discovery Fund attributable to the yen-denominated investments of the International Discovery Fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers by each fund, during the fiscal years indicated:
Fund	Fiscal Year Ended
	2/29/08	2/28/07	2/28/06
California Tax-Free Bond	$1,266,000	$1,215,000	$1,145,000
California Tax-Free Money	489,000	457,000	436,000
Georgia Tax-Free Bond	526,000	471,000	421,000
Maryland Short-Term Tax-Free Bond	589,000	639,000	763,000
Maryland Tax-Free Bond	5,888,000	5,681,000	5,478,000
Maryland Tax-Free Money	905,000	744,000	547,000
New Jersey Tax-Free Bond	871,000	786,000	709,000
New York Tax-Free Bond	1,134,000	1,063,000	1,014,000
New York Tax-Free Money	540,000	495,000	486,000
Tax-Efficient Balanced	196,000	200,000	214,000
Tax-Efficient Growth	390,000	387,000	435,000
Tax-Efficient Multi-Cap Growth	265,000	234,000	217,000
Tax-Exempt Money	4,070,000	3,817,000	4,261,000
Tax-Free High Yield	9,250,000	9,183,000	8,186,000
Tax-Free Income(a)	8,413,000	8,228,000	8,083,000
Tax-Free Short-Intermediate	2,059,000	2,010,000	2,202,000
Virginia Tax-Free Bond	2,260,000	2,056,000	1,899,000

(a)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	5/31/08	5/31/07	5/31/06
Corporate Income	$1,004,000	$945,000	$1,008,000
GNMA	6,066,000	5,703,000	6,014,000
TRP Government Reserve Investment	(a)	(a)	(a)
High Yield(b)	31,095,000	29,564,000	25,189,000
Inflation Protected Bond	488,000	371,000	381,000
Institutional Core Plus	351,000	183,000	132,000
Institutional Floating Rate	763,000	(c)	(c)
Institutional High Yield	2,377,000	1,865,000	1,941,000
New Income(d)	32,498,000	20,717,000	16,131,000
Personal Strategy Balanced	8,280,000	7,611,000	6,785,000
Personal Strategy Growth	7,393,000	6,431,000	5,546,000
Personal Strategy Income	3,396,000	2,698,000	2,218,000
Prime Reserve	21,268,000	19,238,000	17,663,000
TRP Reserve Investment	(a)	(a)	(a)
Retirement 2005	(a)	(a)	(a)
Retirement 2010	(a)	(a)	(a)
Retirement 2015	(a)	(a)	(a)
Retirement 2020	(a)	(a)	(a)
Retirement 2025	(a)	(a)	(a)
Retirement 2030	(a)	(a)	(a)
Retirement 2035	(a)	(a)	(a)
Retirement 2040	(a)	(a)	(a)
Retirement 2045	(a)	(a)	(a)
Retirement 2050	(a)	(a)	(c)
Retirement 2055	(a)	(a)	(c)
Retirement Income	(a)	(a)	(a)
Short-Term Bond(b)	6,261,000	5,934,000	5,290,000
Short-Term Income	6,158,000	2,349,000	(c)
U.S. Treasury Intermediate	861,000	727,000	927,000
U.S. Treasury Long-Term	1,350,000	905,000	816,000
U.S. Treasury Money	3,588,000	2,897,000	2,730,000

(a)The fund does not pay an investment management fee.

(b)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c)Prior to commencement of operations.

(d)The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	10/31/07	10/31/06	10/31/05
Africa & Middle East	$55,000	(a)	(a)
Emerging Europe & Mediterranean	17,207,000	$13,763,000	$4,431,000
Emerging Markets Stock	33,350,000	20,603,000	9,850,000
European Stock	8,716,000	6,952,000	6,666,000
Global Stock(b)	3,726,000	1,778,000	617,000
Institutional Africa & Middle East	(a)	(a)	(a)
Institutional Emerging Markets Equity(c)	2,506,000	1,818,000	857,000
Institutional Foreign Equity	1,256,000	1,633,000	3,507,000
Institutional Global Equity	18,000	(a)	(a)
International Discovery	27,857,000	19,009,000	11,725,000
International Equity Index(c)	2,169,000	967,000	455,000
International Growth & Income(d)	16,832,000	10,907,000	5,281,000
International Stock(d)	45,077,000	39,845,000	33,990,000
Japan	3,936,000	4,587,000	1,711,000
Latin America	29,000,000	16,235,000	4,911,000
New Asia	25,366,000	13,131,000	9,017,000
Overseas Stock	3,992,000	(a)	(a)
Summit Cash Reserves(c)	22,987,000	20,157,000	15,826,000
Summit GNMA(c)	448,000	453,000	487,000
Summit Municipal Income(c)	2,219,000	1,165,000	605,000
Summit Municipal Intermediate(c)	2,765,000	1,212,000	966,000
Summit Municipal Money Market(c)	1,348,000	1,520,000	2,621,000
U.S. Bond Index(c)	641,000	510,000	455,000

(a)Prior to commencement of operations.

(b)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c)The fee includes investment management fees and administrative expenses.

(d)The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	12/31/07	12/31/06	12/31/05
Balanced	$14,293,000	$12,298,000	$11,137,000
Blue Chip Growth(a)	68,145,000	54,951,000	52,428,000
Capital Appreciation(b)	63,628,000	50,070,000	38,637,000
Capital Opportunity(a)	1,206,000	983,000	596,000
Developing Technologies	451,000	417,000	376,000
Diversified Mid-Cap Growth	691,000	545,000	327,000
Diversified Small-Cap Growth	584,000	608,000	537,000
Dividend Growth	4,521,000	4,071,000	3,900,000
Emerging Markets Bond	4,873,000	4,221,000	2,772,000
Equity Income(a)	132,535,000	117,294,000	108,721,000
Equity Index 500	13,738,000	9,845,000	7,880,000
Extended Equity Market Index(d)	1,611,000	1,226,000	856,000
Financial Services	2,853,000	2,693,000	2,554,000
Global Technology	1,235,000	992,000	793,000
Growth & Income	8,655,000	9,117,000	9,955,000
Growth Stock(a)	128,122,000	85,341,000	59,274,000
Health Sciences	12,874,000	10,661,000	8,634,000
Institutional Concentrated Large-Cap Value	36,000	0	(c)
Institutional Emerging Markets Bond(d)	183,000	6,000	(c)
Institutional International Bond(d)	223,000	(c)	(c)
Institutional Large-Cap Core Growth	229,000	206,000	178,000
Institutional Large-Cap Growth	6,378,000	2,086,000	581,000
Institutional Large-Cap Value	1,372,000	1,091,000	592,000
Institutional Mid-Cap Equity Growth	2,728,000	2,708,000	2,518,000
Institutional Small-Cap Stock	2,716,000	2,971,000	2,822,000
Institutional U.S. Structured Research	52,000	(c)	(c)
International Bond(b)	16,095,000	12,552,000	11,938,000
Media & Telecommunications	12,475,000	7,935,000	5,959,000
Mid-Cap Growth(a)	110,090,000	104,459,000	91,962,000
Mid-Cap Value(a)	52,862,000	43,317,000	37,633,000
New America Growth	5,482,000	5,413,000	5,812,000
New Era	30,900,000	24,158,000	16,831,000
New Horizons	48,350,000	45,283,000	39,472,000
Real Estate(b)	15,234,000	9,483,000	4,773,000
Science & Technology(b)	21,145,000	22,379,000	26,486,000
Small-Cap Stock(b)	57,945,000	58,392,000	52,878,000
Small-Cap Value(b)	41,099,000	38,934,000	34,086,000
Spectrum Growth	(e)	(e)	(e)
Spectrum Income	(e)	(e)	(e)
Spectrum International	(e)	(e)	(e)
Total Equity Market Index(d)	2,045,000	1,672,000	1,448,000
Value(b)	50,381,000	32,436,000	19,701,000

(a)The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

(b)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c)Prior to commencement of operations.

(d)The fee includes investment management fees and administrative expenses.

(e)The fund does not pay an investment management fee.

Expense Limitations and Reimbursements

The following chart sets forth contractual expense ratio limitations and the periods for which they are effective. For each fund, the Investment Managers have agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) which would cause the funds` ratio of expenses to average net assets to exceed the indicated percentage limitation. The expenses borne by the Investment Managers are subject to reimbursement by the funds through the indicated reimbursement date, provided no reimbursement will be made if it would result in the funds` expense ratios exceeding their applicable limitations.
Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
Africa & Middle East	September 4, 2007 — February 28, 2010	1.75	(a)
California Tax-Free Money(b)	July 1, 2007 — June 30, 2009	0.55	(a)
Capital Opportunity(c)	October 1, 2005 — April 30, 2008	0.95	April 30, 2010(d)
Capital Opportunity Fund—Advisor Class(e)	May 1, 2008 — April 30, 2010	1.10	April 30, 2012(d)
Capital Opportunity Fund—R Class(f)	May 1, 2008 — April 30, 2010	1.35	April 30, 2012(d)
Developing Technologies(g)	May 1, 2007 — April 30, 2009	1.50	April 30, 2011(d)
Diversified Mid-Cap Growth(h)	May 1, 2006 — April 30, 2008	1.25	(a)
Diversified Small-Cap Growth(i)	May 1, 2008 — April 30, 2010	1.25	April 30, 2012(d)
Dividend Growth Fund—Advisor Class(j)	May 1, 2008 — April 30, 2010	1.05	April 30, 2012(d)
Emerging Europe & Mediterranean	March 1, 2005 — February 28, 2007	1.75	February 28, 2009(d)
Equity Index 500(k)	May 1, 2008 — April 30, 2010	0.35	April 30, 2012(d)
Global Stock	October 1, 2005 — February 29, 2008	1.00	February 28, 2010(d)
Global Stock Fund—Advisor Class(l)	March 1, 2008 — February 28, 2010	1.15	February 29, 2012(d)
Global Technology	May 1, 2005 — April 30, 2007	1.50	April 30, 2009(d)
Inflation Protected Bond(m)	October 1, 2008 — September 30, 2010	0.50	September 30, 2012(d)
Institutional Africa & Middle East	April 30, 2008 — February 28, 2011	1.25	(a)
Institutional Concentrated Large-Cap Value	September 30, 2006 — April 30, 2009	0.65	(a)
Institutional Global Equity	June 30, 2006 — February 28, 2009	0.75	(a)
Institutional Large-Cap Core Growth(n)	May 1, 2007 — April 30, 2009	0.65	April 30, 2011(d)
Institutional Large-Cap Growth(o)	May 1, 2007 — April 30, 2009	0.58	April 30, 2011(d)
Institutional Large-Cap Value(p)	May 1, 2008 — April 30, 2010	0.65	April 30, 2012(d)
Institutional U.S. Structured Research	October 31, 2007 — April 30, 2010	0.55	(a)
International Growth & Income Fund—Advisor Class	March 1, 2006 — February 29, 2008	1.15	February 28, 2010(d)
International Growth & Income Fund— R Class(q)	March 1, 2008 — February 28, 2010	1.40	February 29, 2012(d)
International Stock Fund—Advisor Class	March 1, 2008 — February 28, 2010	1.15	(a)
International Stock Fund—R Class	March 1, 2008 — February 28, 2010	1.40	(a)
Maryland Tax-Free Money	July 1, 2005 — June 30, 2007	0.55	June 30, 2009(d)
New America Growth Fund—Advisor Class(r)	May 1, 2008 — April 30, 2010	1.10	(a)
New Income Fund—Advisor Class(s)	October 1, 2008 — September 30, 2010	0.90	(a)
New Income Fund—R Class(t)	October 1, 2008 — September 30, 2010	1.15	(a)
New York Tax-Free Money	July 1, 2007 — June 30, 2009	0.55	(a)
Overseas Stock	December 29, 2006 — February 28, 2009	1.15	(a)
Personal Strategy Balanced	October 1, 2006 — September 30, 2008	0.90	September 30, 2010(d)
Personal Strategy Growth	October 1, 2006 — September 30, 2008	1.00	September 30, 2010(d)
Personal Strategy Income	October 1, 2006 — September 30, 2008	0.80	September 30, 2010(d)
Real Estate Fund—Advisor Class	January 1, 2005 — April 30, 2007	1.20	April 30, 2009(d)
Short-Term Bond(u)	October 1, 2007 — September 30, 2009	0.55	(a)
Short-Term Bond Fund—Advisor Class	October 1, 2007 — September 30, 2009	0.85	(a)
Tax-Efficient Multi-Cap Growth(v)	July 1, 2008 — June 30, 2010	1.25	June 30, 2012(d)

(a)No reimbursement will be made more than three years after any waiver or payment.

(b)The California Tax-Free Money Fund previously operated under a 0.55% expense limitation that expired June 30, 2007.

(c)The Capital Opportunity Fund previously operated under a 0.95% expense limitation that expired April 30, 2008.

(d)No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

(e)The Capital Opportunity Fund—Advisor Class previously operated under a l.10% expense limitation that expired April 30, 2008.

(f)The Capital Opportunity Fund—R Class previously operated under a 1.35% expense limitation that expired April 30, 2008.

(g)The Developing Technologies Fund previously operated under a 1.50% expense limitation that expired April 30, 2007. The reimbursement period for this limitation extends through April 30, 2009.

(h)The Diversified Mid-Cap Growth Fund previously operated under a 1.25% expense limitation that expired April 30, 2008.

(i)The Diversified Small-Cap Growth Fund previously operated under a 1.25% expense limitation that expired April 30, 2008. The reimbursement period for this limitation extends through April 30, 2010.

(j)The Dividend Growth Fund—Advisor Class previously operated under a 1.05% expense limitation that expired April 30, 2008. The reimbursement period for this limitation extends through April 30, 2010.

(k)The Equity Index 500 Fund previously operated under a 0.35% expense limitation that expired April 30, 2008. The reimbursement period for this limitation extends through April 30, 2010.

(l)The Global Stock Fund—Advisor Class previously operated under a 1.15% expense limitation that expired February 29, 2008. The reimbursement period for this limitation extends through February 28, 2010.

(m)The Inflation Protected Bond Fund previously operated under a 0.50% expense limitation that expired September 30, 2008. The reimbursement period for this limitation extends through September 30, 2010.

(n)The Institutional Large-Cap Core Growth Fund previously operated under a 0.65% expense limitation that expired April 30, 2007. The reimbursement period for this limitation extends through April 30, 2009.

(o)The Institutional Large-Cap Growth Fund previously operated under a 0.58% expense limitation that expired April 30, 2007. The reimbursement period for this limitation extends through April 30, 2009.

(p)The Institutional Large-Cap Value Fund previously operated under a 0.65% expense limitation that expired April 30, 2008. The reimbursement period for this limitation extends through April 30, 2010.

(q)The International Growth & Income Fund—R Class previously operated under a 1.40% expense limitation that expired February 29, 2008. The reimbursement period for this limitation extends through February 28, 2010.

(r)The New America Growth Fund—Advisor Class previously operated under a l.10% expense limitation that expired April 30, 2008.

(s)The New Income Fund—Advisor Class previously operated under a 0.90% expense limitation that expired September 30, 2008.

(t)The New Income Fund—R Class previously operated under a 1.15% expense limitation that expired September 30, 2008.

(u)The Short-Term Bond Fund previously operated under a 0.55% expense limitation that expired September 30, 2007.

(v)The Tax-Efficient Multi-Cap Growth Fund previously operated under a 1.25% expense limitation that expired June 30, 2008. The reimbursement period for this limitation extends through June 30, 2010.

The Investment Management Agreements between the funds and the Investment Managers provide that each fund will bear all expenses of its operations not specifically assumed by the Investment Managers.

For the purpose of determining whether a fund is entitled to expense limitation, the expenses of a fund are calculated on a monthly basis. If a fund is entitled to expense limitation, that month`s advisory fee will be reduced or postponed, with any adjustment made after the end of the year.

Except for the California and New York Funds, each of the above-referenced funds` Investment Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the funds may reimburse the Investment Managers, provided the reimbursement does not result in the funds` aggregate expenses exceeding the additional expense limitation. No reimbursement may be made by the California and New York Funds unless approved by shareholders.

Africa & Middle East Fund At October 31, 2007, management fees in the amount of $10,000 were waived. Including these amounts, management fees waived in the amount of $10,000 remain subject to repayment.

California Tax-Free Money Fund At February 29, 2008, management fees in the amount of $73,000 were waived. Including these amounts, management fees waived in the amount of $202,000 remain subject to repayment.

Capital Opportunity Fund, Capital Opportunity Fund—Advisor and R Classes At December 31, 2007, expenses in the amount of $10,000 were reimbursed by the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $22,000 remain subject to repayment.

Developing Technologies Fund At December 31, 2007, management fees in the amount of $92,000 were waived. Including these amounts, management fees waived in the amount of $231,000 remain subject to repayment.

Diversified Mid-Cap Growth Fund At December 31, 2007, management fees in the amount of $120,000 were repaid. Management fees waived in the amount of $20,000 remain subject to repayment.

Diversified Small-Cap Growth Fund At December 31, 2007, management fees in the amount of $9,000 were repaid. Management fees waived in the amount of $1,000 remain subject to repayment.

Dividend Growth Fund—Advisor Class At December 31, 2007, expenses in the amount of $3,000 were reimbursed by the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $6,000 remain subject to repayment.

Equity Index 500 Fund At December 31, 2007, management fees in the amount of $558,000 were repaid. Including these amounts, management fees waived in the amount of $2,292,000 remain subject to repayment.

Global Stock Fund At October 31, 2007, expenses in the amount of $15,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $3,000 remain subject to repayment.

Global Technology Fund At December 31, 2007, there were no amounts subject to repayment by the fund. The fund operated below its expense limitation.

Inflation Protected Bond Fund At May 31, 2008, management fees in the amount of $333,000 were waived and expenses in the amount of $2,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $895,000 remain subject to repayment.

Institutional Concentrated Large-Cap Value Fund At December 31, 2007, management fees in the amount of $36,000 were waived and expenses in the amount of $171,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $235,000 remain subject to repayment.

Institutional Global Equity Fund At October 31, 2007, management fees in the amount of $18,000 were waived and expenses in the amount of $230,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $306,000 remain subject to repayment.

Institutional Large-Cap Core Growth Fund At December 31, 2007, management fees in the amount of $158,000 were waived and expenses in the amount of $20,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed in the amount of $405,000 remain subject to repayment.

Institutional Large-Cap Growth Fund At December 31, 2007, management fees in the amount of $26,000 were repaid. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $180,000 remain subject to repayment.

Institutional Large-Cap Value Fund At December 31, 2007, management fees in the amount of $14,000 were repaid. Including these amounts, management fees waived in the amount of $97,000 remain subject to repayment.

International Growth & Income Fund, International Growth & Income Fund—Advisor and R Classes At October 31, 2007, management fees in the amount of $9,000 were repaid to the manager. There were no amounts subject to repayment. Each class operated below its expense limitation.

International Stock Fund—Advisor and R Classes At October 31, 2007, management fees in the amount of $3,000 were repaid to the manager. Including these amounts, management fees and expenses previously reimbursed by the manager in the amount of $1,000 remain subject to repayment. Each class operated below its expense limitation.

Maryland Tax-Free Money Fund At February 29, 2008, management fees in the amount of $30,000 were repaid. There were no amounts subject to repayment.

New America Growth Fund At December 31, 2007, expenses in the amount of $5,000 were reimbursed by the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $8,000 remain subject to repayment.

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New Income Fund—Advisor and R Classes At May 31, 2008, management fees in the amount of $177,000 were waived and expenses in the amount of $1,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $13,000 remain subject to repayment.

New York Tax-Free Money Fund At February 29, 2008, management fees in the amount of $53,000 were waived. Including these amounts, management fees waived in the amount of $138,000 remain subject to repayment.

Overseas Stock Fund For the year ended October 31, 2007, the fund operated below its expense limitation.

Personal Strategy Balanced Fund For the year ended May 31, 2008, the fund operated below its expense limitation. There were no amounts subject to repayment.

Personal Strategy Growth Fund For the year ended May 31, 2008, the fund operated below its expense limitation. There were no amounts subject to repayment.

Personal Strategy Income Fund For the year ended May 31, 2008, the fund operated below its expense limitation. There were no amounts subject to repayment.

Real Estate Fund and Real Estate Fund—Advisor Class At December 31, 2007, there were no amounts subject to repayment. The Advisor Class operated below its expense limitation.

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Short-Term Bond Fund and Short-Term Bond Fund—Advisor Class At May 31, 2008, management fees in the amount of $172,000 were waived and expenses in the amount of $485,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $2,921,000 remain subject to repayment.

Tax-Efficient Multi-Cap Growth Fund At February 29, 2008, management fees in the amount of $20,000 were waived. Including these amounts, management fees waived in the amount of $83,000 remain subject to repayment.

Management Related Services

In addition to the management fee, the funds (other than the Single-Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors` fees and expenses.

T. Rowe Price Services, Inc. ("Services"), a wholly owned subsidiary of T. Rowe Price, acts as the funds` transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. ("RPS"), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. The fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

The fees paid to RPS are based on a per plan participant fee. The fees paid to Services and RPS are set forth in each fund`s shareholder report under "Related Party Transactions." The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the funds, provides accounting services to the funds. The funds paid the expenses shown in the following table during the fiscal years indicated to T. Rowe Price for accounting services.
Fund	Fiscal Year Ended
	2/29/08	2/28/07	2/28/06
California Tax-Free Bond	$96,000	$69,000	$64,000
California Tax-Free Money	96,000	69,000	64,000
Georgia Tax-Free Bond	96,000	69,000	64,000
Maryland Short-Term Tax-Free Bond	96,000	69,000	64,000
Maryland Tax-Free Bond	125,000	91,000	84,000
Maryland Tax-Free Money	96,000	69,000	64,000
New Jersey Tax-Free Bond	96,000	69,000	64,000
New York Tax-Free Bond	96,000	69,000	64,000
New York Tax-Free Money	96,000	69,000	64,000
Tax-Efficient Balanced	96,000	69,000	64,000
Tax-Efficient Growth	96,000	69,000	64,000
Tax-Efficient Multi-Cap Growth	96,000	69,000	64,000
Tax-Exempt Money	125,000	91,000	84,000
Tax-Free High Yield	155,000	112,000	104,000
Tax-Free Income	139,000	100,000	94,000
Tax-Free Income Fund—Advisor Class	31,000	22,000	18,000
Tax-Free Short-Intermediate	96,000	69,000	64,000
Virginia Tax-Free Bond	96,000	69,000	64,000

Fund	Fiscal Year Ended
	5/31/08	5/31/07	5/31/06
Corporate Income	$159,089	$124,000	$104,000
GNMA	159,083	124,000	104,000
TRP Government Reserve Investment	98,333	77,000	64,000
High Yield	160,548	126,000	105,000
High Yield Fund—Advisor Class	44,327	33,000	28,000
Inflation Protected Bond	128,000	100,000	84,000
Institutional Core Plus	173,250	112,000	84,000
Institutional Floating Rate	67,667	(a)	(a)
Institutional High Yield	190,167	148,000	124,000
New Income	224,631	171,000	145,000
New Income Fund—Advisor Class	(b)	(b)	(b)
New Income Fund—R Class	(b)	(b)	(b)
Personal Strategy Balanced	191,284	148,000	125,000
Personal Strategy Growth	190,993	148,000	125,000
Personal Strategy Income	190,783	148,000	124,000
Prime Reserve	128,000	100,000	84,000
TRP Reserve Investment	128,000	100,000	84,000
Retirement 2005	(c)	(c)	(c)
Retirement 2005 Fund—Advisor Class	(c)	(a)	(a)
Retirement 2005 Fund—R Class	(c)	(a)	(a)
Retirement 2010	(c)	(c)	(c)
Retirement 2010 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund—R Class	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2015 Fund—Advisor Class	(c)	(a)	(a)
Retirement 2015 Fund—R Class	(c)	(a)	(a)
Retirement 2020	(c)	(c)	(c)
Retirement 2020 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund—R Class	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2025 Fund—Advisor Class	(c)	(a)	(a)
Retirement 2025 Fund—R Class	(c)	(a)	(a)
Retirement 2030	(c)	(c)	(c)
Retirement 2030 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund—R Class	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2035 Fund—Advisor Class	(c)	(a)	(a)
Retirement 2035 Fund—R Class	(c)	(a)	(a)
Retirement 2040	(c)	(c)	(c)
Retirement 2040 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund—R Class	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2045 Fund—Advisor Class	(c)	(a)	(a)
Retirement 2045 Fund—R Class	(c)	(a)	(a)
Retirement 2050	(c)	(c)	(a)
Retirement 2050 Fund—Advisor Class	(c)	(c)	(a)
Retirement 2050 Fund—R Class	(c)	(c)	(a)
Retirement 2055	(c)	(c)	(a)
Retirement 2055 Fund—Advisor Class	(c)	(a)	(a)
Retirement 2055 Fund—R Class	(c)	(a)	(a)
Retirement Income	(c)	(c)	(c)
Short-Term Bond	173,570	135,000	112,000
Short-Term Bond Fund—Advisor Class	(b)	(b)	(b)
Short-Term Income	159,239	89,000	(a)
U.S. Treasury Intermediate	98,333	77,000	64,000
U.S. Treasury Long-Term	98,333	77,000	64,000
U.S. Treasury Money	98,333	77,000	64,000

(a)Prior to commencement of operations.

(b)Less than $1,000.

(c)Paid by underlying Price funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/07	10/31/06	10/31/05
Africa & Middle East	$30,000	(a)	(a)
Emerging Europe & Mediterranean	117,000	$86,000	$85,000
Emerging Markets Stock	121,000	88,000	86,000
European Stock	118,000	89,000	87,000
Global Stock	130,000	89,000	84,000
Global Stock Fund—Advisor Class	(b)	(b)	(a)
Institutional Africa & Middle East	(a)	(a)	(a)
Institutional Emerging Markets Equity	117,000	84,000	84,000
Institutional Foreign Equity	120,000	108,000	105,000
Institutional Global Equity	117,000	28,000	(a)
International Discovery	120,000	92,000	88,000
International Equity Index	145,000	104,000	104,000
International Growth & Income	122,000	84,000	90,000
International Growth & Income Fund—Advisor Class	23,000	20,000	14,000
International Growth & Income Fund— R Class	3,000	1,000	(b)
International Stock	180,000	130,000	136,000
International Stock Fund—Advisor Class	1,700	1,000	(b)
International Stock Fund—R Class	(b)	(b)	(b)
Japan	91,000	67,000	65,000
Latin America	91,000	67,000	64,000
New Asia	119,000	86,000	87,000
Overseas Stock	127,000	(a)	(a)
Summit Cash Reserves	117,000	84,000	84,000
Summit GNMA	117,000	84,000	84,000
Summit Municipal Income	90,000	64,000	64,000
Summit Municipal Intermediate	90,000	64,000	64,000
Summit Municipal Money Market	117,000	84,000	84,000
U.S. Bond Index	117,000	84,000	81,000

(a)Prior to commencement of operations.

(b)Less than $1,000.

Fund	Fiscal Year Ended
	12/31/07	12/31/06	12/31/05
Balanced	$153,000	$106,000	$107,000
Blue Chip Growth	112,000	75,000	71,000
Blue Chip Growth Fund—Advisor Class	11,000	7,000	11,000
Blue Chip Growth Fund—R Class	1,000	(a)	(a)
Capital Appreciation	137,000	93,000	93,000
Capital Appreciation Fund—Advisor Class	2,000	(a)	(a)
Capital Opportunity	151,000	102,000	102,000
Capital Opportunity Fund—Advisor Class	(a)	(a)	(a)
Capital Opportunity Fund—R Class	(a)	(a)	(a)
Developing Technologies	95,000	64,000	64,000
Diversified Mid-Cap Growth	95,000	64,000	64,000
Diversified Small-Cap Growth	95,000	64,000	64,000
Dividend Growth	109,000	73,000	64,000
Dividend Growth Fund—Advisor Class	(a)	(a)	(b)
Emerging Markets Bond	181,000	125,000	126,000
Equity Income	111,000	74,000	72,000
Equity Income Fund—Advisor Class	13,000	8,000	10,000
Equity Income Fund—R Class	1,000	(a)	(a)
Equity Index 500	153,000	105,000	105,000
Extended Equity Market Index	153,000	105,000	104,000
Financial Services	95,000	64,000	64,000
Global Technology	123,000	84,000	84,000
Growth & Income	95,000	64,000	64,000
Growth Stock	126,000	88,000	92,000
Growth Stock Fund—Advisor Class	21,000	11,000	8,000
Growth Stock Fund—R Class	5,000	3,000	2,000
Health Sciences	152,000	104,000	104,000
Institutional Concentrated Large-Cap Value	95,000	16,000	(b)
Institutional Emerging Markets Bond	181,000	10,000	(b)
Institutional International Bond	106,000	(b)	(b)
Institutional Large-Cap Core Growth	95,000	64,000	64,000
Institutional Large-Cap Growth	95,000	64,000	64,000
Institutional Large-Cap Value	95,000	64,000	64,000
Institutional Mid-Cap Equity Growth	95,000	64,000	64,000
Institutional Small-Cap Stock	95,000	64,000	64,000
Institutional U.S. Structured Research	20,000	(b)	(b)
International Bond	176,000	126,000	126,000
International Bond Fund—Advisor Class	19,000	7,000	7,000
Media & Telecommunications	95,000	64,000	64,000
Mid-Cap Growth	119,000	82,000	78,000
Mid-Cap Growth Fund—Advisor Class	4,000	3,000	3,000
Mid-Cap Growth Fund—R Class	1,000	(a)	(a)
Mid-Cap Value	112,000	72,000	73,000
Mid-Cap Value Fund—Advisor Class	10,000	6,000	5,000
Mid-Cap Value Fund—R Class	7,000	4,000	4,000
New America Growth	109,000	73,000	64,000
New America Growth Fund—Advisor Class	(a)	(a)	(b)
New Era	96,000	64,000	64,000
New Horizons	123,000	84,000	84,000
Real Estate	107,000	71,000	73,000
Real Estate Fund—Advisor Class	2,000	2,000	(a)
Science & Technology	118,000	80,000	81,000
Science & Technology Fund—Advisor Class	19,000	13,000	12,000
Small-Cap Stock	101,000	67,000	68,000
Small-Cap Stock Fund—Advisor Class	9,000	6,000	5,000
Small-Cap Value	121,000	82,000	81,000
Small-Cap Value Fund—Advisor Class	17,000	11,000	12,000
Spectrum Growth	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)
Total Equity Market Index	152,000	104,000	104,000
Value	91,000	62,000	69,000
Value Fund—Advisor Class	19,000	11,000	4,000

(a)Less than $1,000.

(b)Prior to commencement of operations.

(c)Paid by underlying Price funds pursuant to the Special Servicing Agreement.

other shareholder services

The funds have adopted an administrative fee payment ("AFP") program that authorizes the funds to make payments for services provided on behalf of the funds. Payments are made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers for transfer agency, recordkeeping, and other administrative services. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and telephone services in connection with the above. Under the AFP program, the funds paid the amounts set forth below in calendar year 2007.
Fund	Payment
Africa & Middle East	$0
Balanced	475,448
Blue Chip Growth	1,693,737
California Tax-Free Bond	1,201
California Tax-Free Money	13
Capital Appreciation	757,570
Capital Opportunity	3,130
Corporate Income	601
Developing Technologies	48
Diversified Mid-Cap Growth	1,772
Diversified Small-Cap Growth	119
Dividend Growth	21,994
Emerging Europe & Mediterranean	27,664
Emerging Markets Bond	10,409
Emerging Markets Stock	523,409
Equity Income	2,299,144
Equity Index 500	17,245
European Stock	36,697
Extended Equity Market Index	6,689
Financial Services	26,372
Georgia Tax-Free Bond	3,144
GNMA	14,388
TRP Government Reserve Investment	0
Global Stock	8,023
Global Technology	2,251
Growth & Income	19,544
Growth Stock	3,273,271
Health Sciences	353,950
High Yield	201,615
Inflation Protected Bond	639
Institutional Africa & Middle East	(a)
Institutional Concentrated Large-Cap Value	0
Institutional Core Plus	578
Institutional Emerging Markets Bond	0
Institutional Emerging Markets Equity	0
Institutional Floating Rate	(a)
Institutional Foreign Equity	0
Institutional Global Equity	0
Institutional High Yield	0
Institutional International Bond	0
Institutional Large-Cap Core Growth	171
Institutional Large-Cap Growth	0
Institutional Large-Cap Value	0
Institutional Mid-Cap Equity Growth	0
Institutional Small-Cap Stock	0
Institutional U.S. Structured Research	481
International Bond	342,047
International Discovery	778,270
International Equity Index	1,306
International Growth & Income	82,015
International Stock	440,286
Japan	10,794
Latin America	300,617
Maryland Short-Term Tax-Free Bond	1,028
Maryland Tax-Free Bond	39,016
Maryland Tax-Free Money	0
Media & Telecommunications	83,851
Mid-Cap Growth	4,698,222
Mid-Cap Value	1,337,067
New America Growth	75,883
New Asia	279,664
New Era	432,689
New Horizons	790,809
New Income	36,356
New Jersey Tax-Free Bond	392
New York Tax-Free Bond	1,989
New York Tax-Free Money	16
Overseas Stock	63
Personal Strategy Balanced	393,339
Personal Strategy Growth	198,124
Personal Strategy Income	72,966
Prime Reserve	35,682
Real Estate	273,320
TRP Reserve Investment	0
Retirement 2005	(b)
Retirement 2010	(b)
Retirement 2015	(b)
Retirement 2020	(b)
Retirement 2025	(b)
Retirement 2030	(b)
Retirement 2035	(b)
Retirement 2040	(b)
Retirement 2045	(b)
Retirement 2050	(b)
Retirement 2055	(b)
Retirement Income	(b)
Science & Technology	243,533
Short-Term Bond	57,395
Short-Term Income	0
Small-Cap Stock	2,995,777
Small-Cap Value	763,019
Spectrum Growth	(b)
Spectrum Income	(b)
Spectrum International	(b)
Summit Cash Reserves	1,564
Summit GNMA	63
Summit Municipal Income	44,899
Summit Municipal Intermediate	61,263
Summit Municipal Money Market	46
Tax-Efficient Balanced	116
Tax-Efficient Growth	266
Tax-Efficient Multi-Cap Growth	384
Tax-Exempt Money	353
Tax-Free High Yield	15,469
Tax-Free Income	21,309
Tax-Free Short-Intermediate	16,576
Total Equity Market Index	15,028
U.S. Bond Index	143
U.S. Treasury Intermediate	11,220
U.S. Treasury Long-Term	553
U.S. Treasury Money	22,208
Value	402,239
Virginia Tax-Free Bond	22,912

(a)Prior to commencement of operations.

(b)Paid by underlying Price funds pursuant to the Special Servicing Agreement.

Each Advisor and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping, transfer agency, and administrative services to the classes and/or shareholders thereof. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below in calendar year 2007.
Fund	Payment
Blue Chip Growth Fund—Advisor Class	$993,516
Blue Chip Growth Fund—R Class	93,132
Capital Appreciation Fund—Advisor Class	127,373
Capital Opportunity Fund—Advisor Class	107
Capital Opportunity Fund—R Class	70
Dividend Growth Fund—Advisor Class	898
Equity Income Fund—Advisor Class	2,038,297
Equity Income Fund—R Class	270,016
Global Stock Fund—Advisor Class	3,401
Growth Stock Fund—Advisor Class	3,413,949
Growth Stock Fund—R Class	853,701
High Yield Fund—Advisor Class	1,346,376
International Bond Fund—Advisor Class	179,104
International Growth & Income Fund—Advisor Class	405,601
International Growth & Income Fund— R Class	53,933
International Stock Fund—Advisor Class	30,273
International Stock Fund—R Class	1,997
Mid-Cap Growth Fund—Advisor Class	501,168
Mid-Cap Growth Fund—R Class	174,560
Mid-Cap Value Fund—Advisor Class	549,286
Mid-Cap Value Fund—R Class	420,040
New America Growth Fund—Advisor Class	3,794
New Income Fund—Advisor Class	3,369
New Income Fund—R Class	2,565
Real Estate Fund—Advisor Class	52,292
Retirement 2005 Fund—Advisor Class	(a)
Retirement 2005 Fund—R Class	(a)
Retirement 2010 Fund—Advisor Class	(a)
Retirement 2010 Fund—R Class	(a)
Retirement 2015 Fund—Advisor Class	(a)
Retirement 2015 Fund—R Class	(a)
Retirement 2020 Fund—Advisor Class	(a)
Retirement 2020 Fund—R Class	(a)
Retirement 2025 Fund—Advisor Class	(a)
Retirement 2025 Fund—R Class	(a)
Retirement 2030 Fund—Advisor Class	(a)
Retirement 2030 Fund—R Class	(a)
Retirement 2035 Fund—Advisor Class	(a)
Retirement 2035 Fund—R Class	(a)
Retirement 2040 Fund—Advisor Class	(a)
Retirement 2040 Fund—R Class	(a)
Retirement 2045 Fund—Advisor Class	(a)
Retirement 2045 Fund—R Class	(a)
Retirement 2050 Fund—Advisor Class	(a)
Retirement 2050 Fund—R Class	(a)
Retirement 2055 Fund—Advisor Class	(a)
Retirement 2055 Fund—R Class	(a)
Retirement Income Fund—Advisor Class	(a)
Retirement Income Fund—R Class	(a)
Science & Technology Fund—Advisor Class	451,746
Short-Term Bond Fund—Advisor Class	2,164
Small-Cap Stock Fund—Advisor Class	542,028
Small-Cap Value Fund—Advisor Class	813,301
Tax-Free Income Fund—Advisor Class	336,693
Value Fund—Advisor Class	1,555,762

(a)Paid by underlying Price funds pursuant to the special servicing agreement.

529 Plans

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T. Rowe Price is the investment manager of several college savings plans established by states under section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including Blue Chip Growth, Emerging Markets Stock, Equity Index 500, International Growth & Income, International Stock, Mid-Cap Growth, Mid-Cap Value, Overseas Stock, Short-Term Bond, Short-Term Income, Small-Cap Stock, Spectrum Income, Summit Cash Reserves, Total Equity Market Index, U.S. Bond Index, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the 529 plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying fund under "Related Party Transactions."
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Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") is a publicly owned company and owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn indirectly owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUNDs

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

Investment Services is located at the same address as the funds and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds (other than the Single-Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the Single-

Fee Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, all of these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor and R Class shares, no sales charges are paid by investors or the funds. No compensation is paid to Investment Services.

Advisor and R Class

Distribution and Shareholder Services Plan

The fund directors adopted a plan pursuant to Rule 12b-1 with respect to each Advisor and R Class (collectively "Class"). Each plan provides that the Class may compensate Investment Services or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under the plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under the plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class`s average daily net assets and each R Class pays a fee at the annual rate of up to 0.50% of that class's average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class`s shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds` independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will normally be made for funds that are closed to new investors. Such payments are made for the various services provided to the investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.

Fund	Fiscal Year Ended 2/29/08
Tax-Free Income Fund—Advisor Class	$845,000

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Fund	Fiscal Year Ended 5/31/08
High Yield Fund—Advisor Class	$2,798,000
New Income Fund—Advisor Class	22,000
New Income Fund—R Class	20,000
Retirement 2005 Fund—Advisor Class	2,000
Retirement 2005 Fund—R Class	1,000
Retirement 2010 Fund—Advisor Class	798,000
Retirement 2010 Fund—R Class	1,135,000
Retirement 2015 Fund—Advisor Class	49,000
Retirement 2015 Fund—R Class	8,000
Retirement 2020 Fund—Advisor Class	1,225,000
Retirement 2020 Fund—R Class	1,700,000
Retirement 2025 Fund—Advisor Class	47,000
Retirement 2025 Fund—R Class	7,000
Retirement 2030 Fund—Advisor Class	850,000
Retirement 2030 Fund—R Class	1,216,000
Retirement 2035 Fund—Advisor Class	27,000
Retirement 2035 Fund—R Class	5,000
Retirement 2040 Fund—Advisor Class	493,000
Retirement 2040 Fund—R Class	642,000
Retirement 2045 Fund—Advisor Class	11,000
Retirement 2045 Fund—R Class	3,000
Retirement 2050 Fund—Advisor Class	16,000
Retirement 2050 Fund—R Class	11,000
Retirement 2055 Fund—Advisor Class	3,000
Retirement 2055 Fund—R Class	1,000
Retirement Income Fund—Advisor Class	193,000
Retirement Income Fund—R Class	249,000
Short-Term Bond Fund—Advisor Class	5,000
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Fund	Fiscal Year Ended 10/31/07
Global Stock Fund—Advisor Class	$6,000
International Growth & Income Fund—Advisor Class	1,012,000
International Growth & Income Fund— R Class	252,000
International Stock Fund—Advisor Class	162,000
International Stock Fund—R Class	12,000

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Fund	Fiscal Year Ended 12/31/07
Blue Chip Growth Fund—Advisor Class	$2,577,000
Blue Chip Growth Fund—R Class	433,000
Capital Appreciation Fund—Advisor Class	342,000
Capital Opportunity Fund—Advisor Class	1,000
Capital Opportunity Fund—R Class	2,000
Dividend Growth Fund—Advisor Class	3,000
Equity Income Fund—Advisor Class	6,301,000
Equity Income Fund—R Class	1,365,000
Growth Stock Fund—Advisor Class	8,219,000
Growth Stock Fund—R Class	4,174,000
International Bond Fund—Advisor Class	645,000
Mid-Cap Growth Fund—Advisor Class	1,435,000
Mid-Cap Growth Fund—R Class	917,000
Mid-Cap Value Fund—Advisor Class	1,506,000
Mid-Cap Value Fund—R Class	2,131,000
New America Growth Fund—Advisor Class	10,000
Real Estate Fund—Advisor Class	134,000
Science & Technology Fund—Advisor Class	1,131,000
Small-Cap Stock Fund—Advisor Class	1,497,000
Small-Cap Value Fund—Advisor Class	1,928,000
Value Fund—Advisor Class	3,366,000

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are made by T. Rowe Price International. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are made by T. Rowe Price. T. Rowe Price and T. Rowe Price International are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution.

How Broker-Dealers Are Selected

With respect to equity and debt securities, T. Rowe Price or T. Rowe Price International may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and/or research services; designate any such broker-dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. T. Rowe Price or T. Rowe Price International may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

Debt Securities

In purchasing and selling debt securities, T. Rowe Price and T. Rowe Price International ordinarily place transactions with the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client (although the price usually includes undisclosed compensation) and may involve the designation of selling concessions. Debt securities may also be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers serving as primary market-makers reflect the spread between the bid and ask prices. Funds that invest exclusively or primarily in debt securities may nonetheless benefit from research and services received through the use of commissions generated by funds investing in equity securities.

Equity Securities

In purchasing and selling equity securities, T. Rowe Price and T. Rowe Price International seek to obtain quality execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid in return for a mix of brokerage and research services.

In selecting broker-dealers to execute the Price Funds` portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price or T. Rowe Price International to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

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As a general practice, transactions involving U.S. equity securities are executed in the primary market with market-makers, or through an electronic communications network ("ECN") or Alternative Trading System. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or electronic venue it believes to be actively and effectively trading the security being purchased or sold. In an effort to obtain quality execution, orders for foreign equity securities may be placed through T. Rowe Price International`s trading desk. Executions of orders may be directed to an affiliated trading desk that is best situated to execute a particular order.
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Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the U.S. However, an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, although a small number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.
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Evaluating the Overall Reasonableness of Brokerage Commissions Paid
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On a continuing basis, T. Rowe Price and T. Rowe Price International seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates, T. Rowe Price and T. Rowe Price International may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates paid by other institutional investors based on available public information.
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Commissions Paid to Broker-Dealers for Research
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T. Rowe Price and T. Rowe Price International receive a wide range of research services from broker-dealers. The services provide domestic and international perspectives and may cover investment opportunities
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throughout the world. These services include information on the economy, industries, groups of securities, individual companies, statistics, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, performance analysis, credit analysis, risk measurement analysis, and analysis of corporate responsibility issues. Research services are received primarily in the form of written reports, e-mails, computer-generated services, telephone contacts, and personal meetings with security analysts. Such services may also be provided through meetings arranged with corporate management, industry spokespersons, economists, academicians, and government representatives. Some research may be incorporated into firm-wide systems or communications. Therefore, T. Rowe Price may have access to research obtained through commissions generated by T. Rowe Price International and T. Rowe Price International may have access to research obtained through commissions generated by T. Rowe Price.
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Certain broker-dealers that provide quality brokerage and execution services also furnish proprietary research services to T. Rowe Price and T. Rowe Price International. Proprietary research may also include research provided by an affiliate of the broker-dealer. With regard to the payment of brokerage commissions and receipt of proprietary research, T. Rowe Price and T. Rowe Price International have adopted brokerage allocation policies which embody the concepts of Section 28(e) of the 1934 Act and which are in accordance with the Conduct of Business Rules of the United Kingdom Financial Services Authority. Section 28(e) permits an investment adviser to cause its accounts or clients to pay a higher commission to a broker-dealer that furnishes research services than what might be charged by another broker-dealer that does not furnish research services (or that furnishes brokerage and research services deemed to be of lesser value). The adviser must determine in good faith that the commission is reasonable in relation to the value of the research services (and any brokerage services) provided. The determination may be viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. As a result, research may not necessarily benefit all accounts paying commissions to such broker-dealers.
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Except as set forth in the following section on "Directed Brokerage," T. Rowe Price and T. Rowe Price International have policies of not allocating brokerage business in return for products or services other than brokerage or research services, although from time to time each receives third-party vendor services and products serving both research and non-research functions in accordance with the provisions of Section 28(e). T. Rowe Price and T. Rowe Price International cannot always readily determine the extent to which commissions charged by broker-dealers reflect the value of their research services. However, in accordance with regulations issued by the United Kingdom Financial Services Authority, T. Rowe Price International makes a good faith determination of the amount of its clients` commissions attributable to research.
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T. Rowe Price and T. Rowe Price International may receive proprietary research from broker-dealers in connection with brokerage transactions, including selling concessions and designations in fixed-price offerings in which a Price Fund or non-ERISA client participates.
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T. Rowe Price and T. Rowe Price International do not use brokerage commissions to acquire independent, third-party research and related services of non-broker-dealer entities. Proprietary research and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out or other transactions or similar arrangements. A "step-out" is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. In the case of the Price Funds, T. Rowe Price or T. Rowe Price International would use a step-out to compensate broker-dealers who provide valuable proprietary research services. These broker-dealers may or may not have trading desks of their own.
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Research services received from broker-dealers are supplemental to the research efforts of T. Rowe Price and T. Rowe Price International and, when utilized, are subject to internal analysis before being incorporated into their investment process. As a practical matter, it would not be possible to take into consideration all of the information and varied opinions presently provided by broker-dealers. Independent third-party research is an important component of the Price Funds` investment selection process but is currently paid for directly by T. Rowe Price or T. Rowe Price International, rather than through third-party soft dollar arrangements. T. Rowe Price may use full service broker-dealers that provide "bundled" proprietary research, either directly or through step-out transactions with other brokers, subject to T. Rowe Price`s best execution obligations. Lower commissions may be available from other broker-dealers that do not provide research.
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While receipt of research services from brokerage firms has not reduced normal research activities by T. Rowe Price or T. Rowe Price International, the expenses of either could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by broker-dealers, T. Rowe Price and T. Rowe Price International are relieved of expenses which they might otherwise bear.
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Directed Brokerage
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The Price Funds that invest in U.S. equity securities have adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the broker-dealers and credited to short-term security gain/loss.
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At the present time, the Price Funds do not recapture commissions, underwriting discounts, or selling group concessions in connection with debt securities acquired in underwritten offerings. T. Rowe Price and T. Rowe Price International may, however, have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.
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Allocation of Brokerage Commissions
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T. Rowe Price and T. Rowe Price International have policies of not pre-committing a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. T. Rowe Price and T. Rowe Price International may choose to allocate brokerage among several broker-dealers that are able to meet the needs of the transaction.
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Each year, T. Rowe Price and T. Rowe Price International assess the contributions of the equity brokerage and research services provided by broker-dealers and create a ranking of broker-dealers in response to these assessments. Portfolio managers, research analysts, and the trading department each evaluate the brokerage, execution, and research services they receive from broker-dealers and make judgments as to the quality of such services. Actual business received by a particular firm may not directly reflect its ranking in the voting process. It may be less than the suggested target but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. Allocation of brokerage business is monitored on a periodic basis by the Equity and Fixed Income Brokerage and Trading Control Committees. In no event is a broker-dealer excluded from receiving business from T. Rowe Price or T. Rowe Price International because it has not been identified as providing research services. Discount or execution-only brokers, as well as ECNs, are used where deemed appropriate.
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Trade Allocation Policies
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T. Rowe Price and T. Rowe Price International have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis, which may include a system-generated random allocation. For example, adjustments may be made: (i) to eliminate de minimis positions; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating portfolio`s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.
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Miscellaneous
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The brokerage allocation policies for T. Rowe Price and T. Rowe Price International are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which T. Rowe Price or T. Rowe Price International effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by T. Rowe
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Price or T. Rowe Price International. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by T. Rowe Price or T. Rowe Price International in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds` shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.
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Since certain clients of T. Rowe Price and T. Rowe Price International have similar investment objectives and programs to those of a particular Price Fund, T. Rowe Price or T. Rowe Price International may make recommendations to other clients that result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of T. Rowe Price and T. Rowe Price International not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution. T. Rowe Price International may also follow this practice. Clients should be aware, however, that the grouping of their orders with other clients` orders may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order will reflect the average price paid or received with respect to the total order.
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T. Rowe Price may also include orders on behalf of the T. Rowe Price Associates Foundation, Inc. and the T. Rowe Price Program for Charitable Giving, Inc., not for profit entities, and the T. Rowe Price Savings Bank in aggregated orders from time to time.
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T. Rowe Price and T. Rowe Price International may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price and T. Rowe Price International are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.
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Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.
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T. Rowe Price and T. Rowe Price International have established the Equity and Fixed Income Brokerage and Trading Control Committees, which are responsible for developing and monitoring brokerage policies and resolving questions relating to those policies.
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T. Rowe Price and T. Rowe Price International have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. In certain limited instances, however, T. Rowe Price or T. Rowe Price International may increase aggregate ownership to a maximum of 15% or more. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.
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All funds

Total Brokerage Commissions

For the fiscal years indicated, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price or T. Rowe Price International in connection with the management of each fund that invests in equity securities, are shown below.

Fund	Fiscal Year Ended
	2/29/08%		2/28/07%		2/28/06%
California Tax-Free Bond	$255,000	(a)	$251,000	(a)	$278,000	(a)
California Tax-Free Money	0	(a)	2,000	(a)	3,000	(a)
Georgia Tax-Free Bond	60,000	(a)	67,000	(a)	69,000	(a)
Maryland Short-Term Tax-Free Bond	35,000	(a)	32,000	(a)	17,000	(a)
Maryland Tax-Free Bond	390,000	(a)	665,000	(a)	417,000	(a)
Maryland Tax-Free Money	2,000	(a)	26,000	(a)	5,000	(a)
New Jersey Tax-Free Bond	132,000	(a)	146,000	(a)	140,000	(a)
New York Tax-Free Bond	168,000	(a)	325,000	(a)	247,000	(a)
New York Tax-Free Money	4,000	(a)	0	(a)	1,000	(a)
Tax-Efficient Balanced	8,000	77.00	10,000	2.43	12,000	2.50
Tax-Efficient Growth	14,000	0	10,000	0.70	9,000	2.50
Tax-Efficient Multi-Cap Growth	11,000	1.47	10,000	2.43	8,000	8.44
Tax-Exempt Money	2,000	(a)	5,000	(a)	7,000	(a)
Tax-Free High Yield	1,256,000	(a)	720,000	(a)	1,552,000	(a)
Tax-Free Income	1,136,000	(a)	1,121,000	(a)	1,271,000	(a)
Tax-Free Short-Intermediate	96,000	(a)	98,000	(a)	79,000	(a)
Virginia Tax-Free Bond	261,000	(a)	245,000	(a)	277,000	(a)

(a)Percentages are not required for funds that do not invest in equity securities.

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Fund	Fiscal Year Ended
	5/31/08%		5/31/07%		5/31/06%
Corporate Income	$415,000	95.7	$148,000	93.2	$193,000	92.5
GNMA	85,000	(a)	200,000	(a)	5,000	(a)
TRP Government Reserve Investment	(b)	(b)	(b)	(b)	(b)	(b)
High Yield	6,936,000	92.1	18,250,000	91.8	15,965,000	76.4
Inflation Protected Bond	4,000	(a)	3,000	(a)	1,000	(a)
Institutional Core Plus	43,000	96.2	19,000	94.2	13,000	83.1
Institutional Floating Rate	(b)	(b)	(c)	(c)	(c)	(c)
Institutional High Yield	1,063,000	90.9	1,399,000	91.8	1,473,000	80.8
New Income	3,519,000	96.2	2,152,000	93.7	2,952,000	87.6
Personal Strategy Balanced	873,000	15.5	648,000	24.5	556,000	25.2
Personal Strategy Growth	817,000	18.4	540,000	28.9	461,000	28.9
Personal Strategy Income	370,000	13.0	230,000	20.3	182,000	21.1
Prime Reserve	(b)	(b)	(b)	(b)	(b)	(b)
TRP Reserve Investment	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2005	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2010	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2015	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2020	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2025	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2030	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2035	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2040	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2045	(b)	(b)	(b)	(b)	(b)	(b)
Retirement 2050	(b)	(b)	(b)	(b)	(c)	(c)
Retirement 2055	(b)	(b)	(b)	(b)	(c)	(c)
Retirement Income	(b)	(b)	(b)	(b)	(b)	(b)
Short-Term Bond	658,000	(a)	471,000	(a)	341,000	(a)
Short-Term Income	550,000	(a)	175,000	(a)	(c)	(c)
U.S. Treasury Intermediate	8,000	(a)	7,000	(a)	1,000	(a)
U.S. Treasury Long-Term	20,000	(a)	13,000	(a)	4,000	(a)
U.S. Treasury Money	(b)	(b)	(b)	(b)	(b)	(b)

(a)Percentages are not required for funds that do not invest in equity securities.

(b)Not applicable.

(c)Prior to commencement of operations.

Fund	Fiscal Year Ended
	10/31/07%		10/31/06%		10/31/05%
Africa & Middle East	$193,000	8.6	(a)	(a)	(a)	(a)
Emerging Europe & Mediterranean	4,009,000	4.9	$3,958,000	1.6	$2,100,000	5.8
Emerging Markets Stock	6,981,000	3.9	5,791,000	4.6	3,173,000	7.5
European Stock	2,949,000	0.6	2,491,000	0.04	1,289,000	1.4
Global Stock	2,013,000	13.1	1,470,000	14.0	511,000	21.3
Institutional Africa & Middle East	(a)	(a)	(a)	(a)	(a)	(a)
Institutional Emerging Markets Equity	486,000	3.8	490,000	4.4	330,000	6.0
Institutional Foreign Equity	426,000	1.6	538,000	2.1	1,476,000	3.2
Institutional Global Equity	11,000	10.2	2,000	19.8	(a)	(a)
International Discovery	6,898,000	0.5	5,437,000	0.6	3,883,000	0.5
International Equity Index	246,000	0.0	116,000	0.3	94,000	1.2
International Growth & Income	1,488,000	1.2	1,236,000	2.3	580,000	8.0
International Stock	15,191,000	1.6	12,660,000	1.8	12,633,000	1.9
Japan	1,415,000	0.0	2,551,000	0.0	1,033,000	0.0
Latin America	6,254,000	9.8	4,236,000	33.8	1,194,000	60.7
New Asia	11,086,000	0.5	7,064,000	0.5	4,219,000	0.0
Overseas Stock	1,040,000	0.4	(a)	(a)	(a)	(a)
Summit Cash Reserves	0	(b)	0	(b)	0	(b)
Summit GNMA	5,000	(b)	4,000	(b)	2,000	(b)
Summit Municipal Income	569,000	(b)	475,000	(b)	244,000	(b)
Summit Municipal Intermediate	132,000	(b)	95,000	(b)	103,000	(b)
Summit Municipal Money Market	2,200	(b)	0	(b)	9,000	(b)
U.S. Bond Index	54,000	(b)	23,000	(b)	34,000	(b)

(a)Prior to commencement of operations.

(b)Percentages are not required for funds that do not invest in equity securities.

Fund	Fiscal Year Ended
	12/31/07%		12/31/06%		12/31/05%
Balanced	$887,000	8.6	$379,000	3.2	$574,000	25.0
Blue Chip Growth	5,546,000	33.9	5,490,000	52.9	6,645,000	56.5
Capital Appreciation	7,240,000	38.7	6,828,000	41.2	5,854,000	22.0
Capital Opportunity	219,000	31.0	194,000	41.7	148,000	38.4
Developing Technologies	138,000	44.7	231,000	41.4	161,000	53.7
Diversified Mid-Cap Growth	44,000	8.9	69,000	6.5	50,000	25.0
Diversified Small-Cap Growth	49,000	16.4	93,000	39.2	174,000	49.8
Dividend Growth	290,000	38.7	322,000	44.8	2,923,000	65.3
Emerging Markets Bond	0	(a)	3,000	(a)	3,000	(a)
Equity Income	12,007,000	25.1	6,840,000	45.4	6,388,000	54.9
Equity Index 500	483,000	3.3	435,000	1.2	299,000	0.4
Extended Equity Market Index	116,000	2.1	58,000	1.6	346,000	20.9
Financial Services	1,451,000	30.7	937,000	36.1	601,000	27.8
Global Technology	676,000	25.7	538,000	26.8	1,154,000	40.3
Growth & Income	928,000	45.4	1,749,000	56.8	4,836,000	43.0
Growth Stock	25,290,000	23.2	15,130,000	32.5	11,037,000	38.3
Health Sciences	5,621,000	22.2	4,392,000	31.4	2,694,000	57.1
Institutional Concentrated Large-Cap Value	1,000	22.1	1,000	0.3	(b)	(b)
Institutional Emerging Markets Bond	0	(a)	(a)	(a)	(a)	(a)
Institutional International Bond	0	(a)	(b)	(b)	(b)	(b)
Institutional Large-Cap Core Growth	33,000	15.5	24,000	33.8	36,000	55.9
Institutional Large-Cap Growth	1,268,000	32.8	444,000	40.0	120,000	41.2
Institutional Large-Cap Value	60,000	27.9	65,000	22.3	140,000	45.1
Institutional Mid-Cap Equity Growth	416,000	25.6	564,000	27.4	510,000	30.5
Institutional Small-Cap Stock	463,000	21.5	480,000	20.6	458,000	19.4
Institutional U.S. Structured Research	26,000	14.1	(b)	(b)	(b)	(b)
International Bond	0	(a)	44,000	(a)	62,000	(a)
Media & Telecommunications	4,653,000	10.4	2,994,000	16.6	2,511,000	23.3
Mid-Cap Growth	14,570,000	29.1	19,865,000	28.6	14,723,000	32.6
Mid-Cap Value	14,064,000	55.0	10,578,000	62.0	11,861,000	50.9
New America Growth	720,000	44.0	969,000	55.5	1,179,000	54.1
New Era	2,438,000	25.3	1,798,000	37.7	4,065,000	47.7
New Horizons	14,497,000	19.0	12,117,000	22.4	10,919,000	29.7
Real Estate	1,624,000	28.9	3,267,000	19.7	669,000	39.1
Science & Technology	7,083,000	24.5	10,182,000	31.6	8,350,000	33.1
Small-Cap Stock	8,137,000	23.3	7,602,000	23.6	6,415,000	34.3
Small-Cap Value	5,001,000	31.3	3,002,000	42.3	3,933,000	43.7
Spectrum Growth	(c)	(c)	(c)	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)	(c)	(c)	(c)
Total Equity Market Index	37,000	4.6	28,000	1.5	26,000	1.7
Value	4,054,000	25.1	2,210,000	42.7	2,745,000	40.3

(a)Percentages are not required for funds that do not invest in equity securities.

(b)Prior to commencement of operations.

(c)Not applicable.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds` holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

		Fiscal Year Ended 2/29/08
Fund	Broker	Value of Stock Holdings	Value of Bond Holdings
California Tax-Free Bond
	Goldman Sachs	—	$1,559,000
	Merrill Lynch	—	4,781,000
New York Tax-Free Bond
	Goldman Sachs	—	1,206,000
Tax-Efficient Balanced
	Citigroup	$62,000	—
	Goldman Sachs	170,000	225,000
Tax-Efficient Growth
	Citigroup	24,000	—
	Goldman Sachs	594,000	—
Tax-Exempt Money
	Lehman Brothers	—	34,695,000
Tax-Free High Yield
	Merrill Lynch	—	6,347,000
Tax-Free Income
	Goldman Sachs	—	31,294,000
Tax-Free Short- Intermediate
	Goldman Sachs	—	10,233,000
	Merrill Lynch	—	3,751,000

		Fiscal Year Ended 5/31/08
Fund	Broker	Value of Stock Holdings	Value of Bond Holdings
Corporate Income
	Bank of America Securities	—	$3,300,000
	Citigroup Global Markets	—	5,930,000
	CS First Boston	—	856,000
	Deutsche Bank	—	1,575,000
	Goldman Sachs	—	3,029,000
	JPMorgan Chase	—	4,358,000
	Lehman Brothers	—	6,432,000
	Merrill Lynch	$413,000	3,906,000
	Morgan Stanley	—	3,192,000
	UBS Securities	—	1,504,000
	Wachovia Securities	—	1,083,000
GNMA
	Bear Stearns	—	6,642,000
	Citigroup Global Markets	—	2,994,000
	Deutsche Bank	—	2,994,000
	JP Morgan Chase	—	8,098,000
	Lehman Brothers	—	19,946,000
	Morgan Stanley	—	25,442,000
	UBS	—	19,946,000
TRP Government Reserve Investment
	Bank of America	—	200,000,000
	Barclays	—	200,000,000
	CS First Boston	—	175,494,000
	Deutsche Bank	—	300,000,000
	Merrill Lynch	—	150,000,000
	Wachovia	—	60,000,000
High Yield
	Bank of America	16,074,000	—
	Citigroup Global Markets	24,426,000	—
Institutional Core Plus
	Bank of America	—	2,092,000
	Citigroup Global Markets	—	2,081,000
	CS First Boston	—	116,000
	Deutsche Bank	—	823,000
	Goldman Sachs	—	523,000
	JPMorgan Chase	—	1,990,000
	Lehman Brothers	—	1,815,000
	Merrill Lynch	83,000	458,000
	Morgan Stanley	—	582,000
	UBS	—	1,127,000
	Wachovia	—	301,000
Institutional High Yield
	Bank of America	1,628,000	—
	Citigroup Global Markets	2,522,000	—
	Merrill Lynch	496,000	—
New Income
	Bank of America	—	162,611,000
	Citigroup	—	143,439,000
	CS First Boston	—	48,037,000
	Deutsche Bank	—	52,986,000
	Goldman Sachs	—	42,224,000
	Greenwich Capital Markets	—	37,448,000
	JPMorgan Chase	—	128,439,000
	Lehman Brothers	—	114,677,000
	Merrill Lynch	3,714,000	45,176,000
	Morgan Stanley	—	88,424,000
	Wachovia	—	30,665,000
Personal Strategy Balanced
	Bank of America	4,027,000	11,209,000
	Barclays	—	759,000
	Bear Stearns	—	7,379,000
	Citigroup	3,222,000	7,624,000
	Countrywide	—	749,000
	CS First Boston	—	2,200,000
	Deutsche Bank	—	2,223,000
	Goldman Sachs	4,887,000	2,026,000
	JPMorgan Chase	2,296,000	9,671,000
	Lehman Brothers	995,000	8,629,000
	Merrill Lynch	5,830,000	2,691,000
	Morgan Stanley	5,684,000	3,639,000
	UBS	—	5,721,000
Personal Strategy Growth
	Bank of America	4,384,000	4,531,000
	Barclays	—	904,000
	Bear Stearns	—	2,414,000
	Citigroup	3,503,000	3,078,000
	Countrywide	—	747,000
	CS First Boston	—	1,211,000
	Deutsche Bank	—	1,168,000
	Goldman Sachs	5,275,000	1,128,000
	JPMorgan Chase	2,468,000	3,608,000
	Lehman Brothers	1,077,000	3,276,000
	Merrill Lynch	4,537,000	3,437,000
	Morgan Stanley	6,113,000	986,000
	UBS	—	2,018,000
Personal Strategy Income
	Bank of America	1,479,000	6,577,000
	Barclays	—	249,000
	Bear Stearns	—	5,328,000
	Citigroup	1,188,000	6,775,000
	Countrywide	—	437,000
	CS First Boston	—	959,000
	Deutsche Bank	—	2,553,000
	Goldman Sachs	1,782,000	1,630,000
	JPMorgan Chase	847,000	6,405,000
	Lehman Brothers	370,000	5,271,000
	Merrill Lynch	2,024,000	1,542,000
	Morgan Stanley	2,052,000	2,948,000
	UBS	—	3,321,000
Prime Reserve
	Bank of America	—	166,610,000
	Citigroup	—	168,135,000
	CS First Boston	—	36,000,000
	Deutsche Bank	—	49,643,000
	Goldman Sachs	—	41,250,000
	JPMorgan Chase	—	54,835,000
	Lehman Brothers	—	41,651,000
	Merrill Lynch	—	38,611,000
	Morgan Stanley	—	41,511,000
TRP Reserve Investment
	Bank of America	—	241,323,000
	Barclays	—	110,000,000
	CS First Boston	—	54,751,000
	Deutsche Bank	—	77,914,000
	Goldman Sachs	—	62,000,000
	JPMorgan Chase	—	152,464,000
	Lehman Brothers	—	61,873,000
	Merrill Lynch	—	63,083,000
	Morgan Stanley	—	66,670,000
	Wachovia	—	43,741,000
Short-Term Bond
	Bank of America	—	28,177,000
	Citigroup	—	30,870,000
	Countrywide	—	5,255,000
	CS First Boston	—	18,334,000
	Deutsche Bank	—	5,028,000
	Goldman Sachs	—	13,205,000
	Greenwich Capital Markets	—	15,684,000
	JPMorgan Chase	—	27,206,000
	Lehman Brothers	—	33,804,000
	Merrill Lynch	—	11,630,000
	Morgan Stanley	—	22,908,000
	Wachovia	—	11,852,000
Short-Term Income
	Bank of America	—	15,739,000
	Citigroup	—	27,033,000
	Countrywide	—	3,750,000
	CS First Boston	—	22,909,000
	Deutsche Bank	—	2,632,000
	Goldman Sachs	—	11,141,000
	Greenwich Capital Markets	—	13,136,000
	JPMorgan Chase	—	24,811,000
	Lehman Brothers	—	27,615,000
	Merrill Lynch	—	9,684,000
	Morgan Stanley	—	28,515,000
	Wachovia	—	7,570,000

		Fiscal Year Ended 10/31/07
Fund	Broker	Value of Stock Holdings	Value of Bond Holdings
European Stock
	UBS	$16,775,000	—
	Credit Suisse Group	8,207,000	—
Global Stock
	Goldman Sachs	18,594,000	—
	UBS	8,851,000	—
	Merrill Lynch	4,952,000	—
Institutional Emerging Markets Equity
	EFG-Hermes	4,035,000	—
Institutional Foreign Equity
	UBS	2,317,000	—
	Credit Suisse Group	1,318,000	—
Institutional Global Equity
	Goldman Sachs	131,000	—
	UBS	60,000	—
	Merrill Lynch	33,000	—
International Equity Index
	UBS	4,341,000	—
	Credit Suisse Group	3,379,000	—
	Deutsche Bank	2,765,000	—
International Growth & Income
	Credit Suisse Group	32,025,000	—
	UBS	19,327,000	—
International Stock
	UBS	105,741,000	—
	Credit Suisse Group	60,440,000	—
Overseas Stock
	UBS	11,485,000	—
Summit Cash Reserves
	Bank of America	—	123,735,000
	JPMorgan Chase	—	59,816,000
	Deutsche Bank	—	50,000,000
	Citigroup	—	49,834,000
	Merrill Lynch	—	47,000,000
	Lehman Brothers	—	35,717,000
	Goldman Sachs	—	30,000,000
	Morgan Stanley	—	15,811,000
Summit GNMA
	UBS	—	907,000
	Lehman Brothers	—	907,000
	Morgan Stanley	—	842,000
	Bank of America	—	519,000
	JPMorgan Chase	—	401,000
Summit Municipal Income
	Goldman Sachs	—	5,786,000
Summit Municipal Intermediate
	Goldman Sachs	—	5,630,000
Summit Municipal Money Market
	Lehman Brothers	—	25,785,000
	Merrill Lynch	—	10,800,000
U.S. Bond Index
	Bear Sterns	—	5,589,000
	Bank of America	—	3,000,000
	JPMorgan Chase	—	2,874,000
	Morgan Stanley	—	2,842,000
	Citigroup	—	1,789,000
	Greenwich Capital Markets	—	1,191,000
	Goldman Sachs	—	1,109,000
	Credit Suisse Group	—	973,000
	Lehman Brothers		605,000
	Deutsche Bank		570,000
	Merrill Lynch	—	502,000

		Fiscal Year Ended 12/31/07
Fund	Broker	Value of Stock Holdings	Value of Bond Holdings
Balanced
	Bank of America	$11,528,000	$9,625,000
	Bear Stearns	124,000	7,819,000
	Citigroup	8,673,000	23,350,000
	Countrywide	1,551,000	407,000
	Credit Suisse Group	—	12,289,000
	Deutsche Bank	—	12,752,000
	Goldman Sachs	17,310,000	4,255,000
	JPMorgan Chase	8,102,000	25,127,000
	Lehman Brothers	1,314,000	2,430,000
	Merrill Lynch	3,146,000	2,977,000
	Morgan Stanley	8,925,000	7,676,000
	UBS	3,763,000	4,344,000
Blue Chip Growth
	Goldman Sachs	174,406,000	—
	Merrill Lynch	46,165,000	—
	Morgan Stanley	84,976,000	—
	UBS	92,567,000	—
Capital Appreciation
	Merrill Lynch	134,254,000	—
	Morgan Stanley	32,551,000	—
Capital Opportunity
	Bank of America	2,310,000	—
	Bear Stearns	88,000	—
	Citigroup	3,394,000	—
	Goldman Sachs	1,656,000	—
	JPMorgan Chase	3,527,000	—
	Lehman Brothers	851,000	—
	Merrill Lynch	1,219,000	—
	Morgan Stanley	1,471,000	—
Diversified Mid-Cap Growth
	Bear Stearns	256,000	—
Dividend Growth
	Citigroup	11,187,000	—
	Morgan Stanley	7,133,000	—
Emerging Markets Bond
	Standard Bank	—	14,424,000
Equity Income
	Citigroup	168,397,000	—
	JPMorgan Chase	553,656,000	—
	Merrill Lynch	267,058,000	—
Equity Index 500
	Bank of America	142,823,000	—
	Citigroup	114,610,000	—
	Goldman Sachs	66,542,000	—
	JPMorgan Chase	114,396,000	—
	Lehman Brothers	26,971,000	—
	Merrill Lynch	35,725,000	—
	Morgan Stanley	43,849,000	—
	PNC	17,858,000	—
Extended Equity Market Index
	Investment Technology Group	286,000	—
	Stifel Financial	142,000	—
Financial Services
	Bear Stearns	3,027,000	—
	Citigroup	12,483,000	—
	JPMorgan Chase	2,907,000	—
	Lehman Brothers	1,944,000	—
	Merrill Lynch	7,515,000	—
	Morgan Stanley	3,898,000	—
	UBS	3,762,000	—
Growth & Income
	Citigroup	22,374,000	—
	Goldman Sachs	8,620,000	—
	Merrill Lynch	10,736,000	—
	Morgan Stanley	10,888,000	—
Growth Stock
	Goldman Sachs	158,277,000	—
	Morgan Stanley	72,973,000	—
Institutional Concentrated Large-Cap Value
	Citigroup	149,000	—
	Merrill Lynch	223,000	—
Institutional Emerging Markets Bond
	Standard Bank	—	648,000
Institutional International Bond
	Barclays	—	60,000
	Citigroup	—	162,000
	Goldman Sachs	—	67,000
	Greenwich	—	213,000
	JPMorgan Chase	—	135,000
	Lehman Brothers	—	64,000
	Merrill Lynch	—	61,000
	Standard Bank	—	81,000
	UBS	—	96,000
Institutional Large-Cap Core Growth
	Goldman Sachs	1,000,000	—
	Merrill Lynch	263,000	—
	Morgan Stanley	489,000	—
	UBS	531,000	—
Institutional Large-Cap Growth
	Morgan Stanley	22,949,000	—
Institutional Large-Cap Value
	Bank of America	5,776,000	—
	Citigroup	3,147,000	—
	JPMorgan Chase	7,447,000	—
	Merrill Lynch	3,505,000	—
	Morgan Stanley	2,682,000	—
Institutional U.S. Structured Research
	Bank of America	961,000	—
	Bear Stearns	26,000	—
	Citigroup	1,378,000	—
	Goldman Sachs	656,000	—
	JPMorgan Chase	1,432,000	—
	Lehman Brothers	340,000	—
	Merrill Lynch	499,000	—
	Morgan Stanley	558,000	—
International Bond
	Barclays	—	2,528,000
	Citigroup	—	5,094,000
	Deutsche Bank	—	2,756,000
	Goldman Sachs	—	1,748,000
	Greenwich	—	4,223,000
	JPMorgan Chase	—	5,441,000
	Lehman Brothers	—	3,048,000
	Merrill Lynch	—	1,650,000
	Morgan Stanley	—	3,627,000
	Standard Bank	—	2,965,000
	UBS	—	3,689,000
New America Growth
	Merrill Lynch	7,515,000	—
	Morgan Stanley	7,967,000	—
New Horizons
	Thomas Weisel	4,188,000	—
Small-Cap Stock
	Piper Jaffray	36,445,000	—
Total Equity Market Index
	Bank of America	5,734,000	—
	Citigroup	4,619,000	—
	Goldman Sachs	2,744,000	—
	Investment Technology Group	110,000	—
	JPMorgan Chase	4,630,000	—
	Lehman Brothers	1,065,000	—
	Merrill Lynch	1,432,000	—
	Morgan Stanley	1,747,000	—
	PNC	651,000	—
	Stifel Financial	89,000	—
Value
	Bank of America	60,652,000	—
	Citigroup	81,696,000	—
	JPMorgan Chase	62,638,000	—
	Merrill Lynch	77,031,000	—
	Morgan Stanley	53,375,000	—


Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:
Fund	Fiscal Year Ended
	2/29/08	2/28/07	2/28/06
California Tax-Free Bond	18.1%	27.5%	21.2%
California Tax-Free Money	(a)	(a)	(a)
Georgia Tax-Free Bond	19.7	27.0	17.7
Maryland Short-Term Tax-Free Bond	29.4	69.7	44.3
Maryland Tax-Free Bond	22.9	19.6	17.8
Maryland Tax-Free Money	(a)	(a)	(a)
New Jersey Tax-Free Bond	16.7	14.8	17.8
New York Tax-Free Bond	28.4	26.6	28.9
New York Tax-Free Money	(a)	(a)	(a)
Tax-Efficient Balanced	17.9	17.8	20.1
Tax-Efficient Growth	30.3	14.7	15.7
Tax-Efficient Multi-Cap Growth	21.3	16.7	19.6
Tax-Exempt Money	(a)	(a)	(a)
Tax-Free High Yield	31.2	25.2	20.0
Tax-Free Income	29.9	28.1	31.0
Tax-Free Short-Intermediate	43.2	46.9	29.7
Virginia Tax-Free Bond	26.4	28.7	32.4

(a)Money funds are not required to show portfolio turnover.

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Fund	Fiscal Year Ended
	5/31/08	5/31/07	5/31/06
Corporate Income	38.9%	42.8%	59.4%
GNMA	89.6(a)	80.7(a)	135.1(a)
TRP Government Reserve Investment	(b)	(b)	(b)
High Yield	68.9	72.0	65.1
Inflation Protected Bond	7.5	14.3	15.9
Institutional Core Plus	146.7	110.0	128.3
Institutional Floating Rate	70.8(c)	(d)	(d)
Institutional High Yield	61.9	73.0	80.4
New Income	128.3(a)	104.8(a)	111.1(a)
Personal Strategy Balanced	73.3	62.4	49.3
Personal Strategy Growth	57.7	50.1	36.5
Personal Strategy Income	81.4	70.0	53.3
Prime Reserve	(b)	(b)	(b)
TRP Reserve Investment	(b)	(b)	(b)
Retirement 2005	15.3	22.3	17.1
Retirement 2010	7.8	13.1	11.3
Retirement 2015	7.6	10.3	11.4
Retirement 2020	6.7	8.4	11.9
Retirement 2025	5.9	8.7	13.2
Retirement 2030	5.6	7.8	11.9
Retirement 2035	5.4	8.0	11.2
Retirement 2040	7.3	8.4	11.3
Retirement 2045	6.4	8.9	28.4
Retirement 2050	13.4	24.0(c)	(d)
Retirement 2055	17.0	33.0(c)	(d)
Retirement Income	7.8	36.3	10.2
Short-Term Bond	58.8	70.4	39.9
Short-Term Income	59.0	39.0(c)	(d)
U.S. Treasury Intermediate	101.1	37.3	47.4
U.S. Treasury Long-Term	64.9	33.6	26.4
U.S. Treasury Money	(b)	(b)	(b)
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(a)The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
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(b)Money funds are not required to show portfolio turnover.
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(c)Annualized.
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
(d)Prior to commencement of operations.
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Fund	Fiscal Year Ended
	10/31/07	10/31/06	10/31/05
Africa & Middle East	16.6%(a)	(b)	(b)
Emerging Europe & Mediterranean	59.6	55.1%	28.1%
Emerging Markets Stock	43.5	49.4	53.3
European Stock	88.4	83.7	82.0
Global Stock	109.8	140.6	154.8
Institutional Africa & Middle East	(b)	(b)	(b)
Institutional Emerging Markets Equity	49.9	57.0	57.4
Institutional Foreign Equity	73.7	66.1	56.2
Institutional Global Equity	138.0	127.6(a)	(b)
International Discovery	67.9	82.3	85.3
International Equity Index	30.5	36.3	53.1
International Growth & Income	32.8	36.9	26.9
International Stock	74.1	64.5	62.7
Japan	110.8	154.2	161.2
Latin America	23.3	34.5	17.8
New Asia	53.4	76.3	55.9
Overseas Stock	46.2(a)	(b)	(b)
Summit Cash Reserves	(c)	(c)	(c)
Summit GNMA	92.4	108.3	187.2
Summit Municipal Income	37.4	19.3	24.8
Summit Municipal Intermediate	24.4	24.8	22.3
Summit Municipal Money Market	(c)	(c)	(c)
U.S. Bond Index(e)	73.7	72.4	98.2

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(a)Annualized.

(b)Prior to commencement of operations.

(c)Money funds are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	12/31/07	12/31/06	12/31/05
Balanced	60.4%	42.4%	27.3%
Blue Chip Growth	31.5	39.2	43.9
Capital Appreciation	52.6	53.7	12.1
Capital Opportunity	53.9	52.5	46.2
Developing Technologies	64.0	89.2	75.0
Diversified Mid-Cap Growth	27.9	29.8	20.0
Diversified Small-Cap Growth	47.2	39.1	29.4
Dividend Growth	16.5	19.6	23.2
Emerging Markets Bond	63.4	57.4	50.5
Equity Income	25.7	17.3	20.5
Equity Index 500	4.4	2.9	8.4
Extended Equity Market Index	37.6	17.5	17.3
Financial Services	139.8	113.4(a)	55.7
Global Technology	107.3	124.7	96.4
Growth & Income	30.8	50.7	52.1
Growth Stock	51.2	37.8	36.2
Health Sciences	44.8	48.8	55.7
Institutional Concentrated Large-Cap Value	19.8	3.2(b)	(c)
Institutional Emerging Markets Bond	83.8	145.2(b)	(c)
Institutional International Bond	69.3(b)	(c)	(c)
Institutional Large-Cap Core Growth	78.4	48.5	16.9
Institutional Large-Cap Growth	61.2	51.5	64.4
Institutional Large-Cap Value	21.5	24.5	24.0
Institutional Mid-Cap Equity Growth	52.4	30.8	33.0
Institutional Small-Cap Stock	39.8	22.1	19.2
Institutional U.S. Structured Research	42.5(b)	(c)	(c)
International Bond	78.4	120.8	103.7
Media & Telecommunications	64.6	55.4	77.8
Mid-Cap Growth	35.2	33.8	28.6
Mid-Cap Value	73.4	62.4	45.8
New America Growth	60.1	61.3	53.0
New Era	17.5	15.6	35.7
New Horizons	27.7	23.2	23.5
Real Estate	32.5	25.2	18.3
Science & Technology	80.3	101.3	59.2
Small-Cap Stock	21.7	20.0	20.4
Small-Cap Value	14.0	12.2	11.9
Spectrum Growth	5.0	7.6	10.1
Spectrum Income	9.0	12.5	40.3
Spectrum International	1.4	12.7	2.7
Total Equity Market Index	9.1	4.2	4.5
Value	18.8	9.6	19.4

(a)The increase in the fund`s portfolio turnover from 2005 to 2006 was primarily the result of changes in the fund`s portfolio holdings and structure initiated by the fund`s new portfolio manager.

(b)Annualized.

(c)Prior to commencement of operations.

Related Performance Information

The information set forth below shows historical total returns for the Non-U.S. Equity Core Composite. The composite is not a mutual fund. Rather, it is a collection of all the portfolios managed by T. Rowe Price International that have investment objectives, policies, and strategies that are substantially similar to those of the T. Rowe Price Overseas Stock Fund.

The performance information is historical and should not be considered predictive of the fund`s future results.

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Certain portfolios that comprise the composite may not be mutual funds and thus will not be subject to the diversification requirements and other restrictions and investment limitations imposed on the T. Rowe Price Overseas Stock Fund by the 1940 Act or the Code which, if applicable, may have adversely affected the performance results.
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As of June 30, 2008, there were two portfolios in the composite.
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The following table shows return figures for the composite net of expenses of 0.93%, which is the highest expense ratio of any of the underlying portfolios. Because the expense ratio of the fund is higher than the expense ratios of certain portfolios comprising the composite, the performance shown is lower than the actual returns of the composite.
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Prior Performance of Similar Portfolios Managed by T. Rowe Price International
	Periods ended June 30, 2008
	1 year	3 years	5 years	Since inception (1/31/00)
Non-U.S. Equity Core Composite*
Average Annual	-12.75%	13.01%	16.63%	5.47%
Cumulative	-12.75	44.31	115.80	56.45
MSCI EAFE Index
Average Annual	-10.15	13.34	17.16	4.78
Cumulative	-10.15	45.61	120.77	48.05
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
*These figures reflect the prior performance of similar portfolios and are net of 0.93% expenses. Asset-weighted returns are calculated monthly. Each portfolio`s contribution to the composite for the month is calculated by multiplying the monthly portfolio return by the ratio of the portfolio`s beginning asset value as expressed as a percentage of the composite`s beginning asset value. Contributions for all portfolios are summed to determine the composite`s asset-weighted performance for the month. Monthly returns are subsequently linked to determine quarterly asset-weighted returns. This differs from the required SEC method for calculating mutual fund performance.
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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund`s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

PART II — TABLE OF CONTENTS

	Page		Page

Investment Objectives and Policies	150	In-Kind Redemptions and Purchases	208
Risk Factors	150	Tax Status	208
Portfolio Securities	165	Capital Stock	211
Derivatives	179	Organization of the Funds	216
Portfolio Management Practices	195	Proxy Voting — Process and Policies	217
Investment Restrictions	197	Federal Registration of Shares	219
Custodian	202	Legal Counsel	220
Code of Ethics	203	Ratings of Commercial Paper	220
Disclosure of Fund Portfolio Information	203	Ratings of Corporate and Municipal Debt Securities	220
Pricing of Securities	205	Ratings of Municipal Notes and Variable Rate Securities	220
Net Asset Value per Share	206	Index	223
Dividends and Distributions	207

PART II

Part II of this SAI describes risks, policies, and practices that apply to the funds in the T. Rowe Price family of funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds` investment objectives and policies discussed in the funds` prospectuses. You should refer to each fund`s prospectus to determine the types of securities in which the fund invests. You will then be able to review additional information set forth herein on those types of securities and their risks.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. The funds` operating policies are subject to change by the funds` Boards without shareholder approval. The funds` fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the funds or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.

There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund investing in foreign securities while others relate more to the countries in which the funds will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Africa, Asia, Eastern Europe, Latin America, the Middle East, and Russia. There is no universally accepted definition of an emerging country, but the funds generally use MSCI Barra to make a classification.

Political and Economic Factors Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. For example, both Taiwan and China still claim sovereignty over one another and there is a demilitarized border and hostile relations between North and South Korea. War and terrorism affect many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world. European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union ("EMU") imposes for membership. Europe`s economies are diverse, its governments are decentralized, and its cultures vary widely. As a result, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit EMU member countries` ability to implement monetary policy to address regional economic conditions.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations Investments in foreign securities will normally be denominated in foreign currencies. American Depository Receipts ("ADRs") are investments in foreign companies but are denominated in U.S. dollars. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds` assets denominated in that currency. Such changes will also affect the funds` income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the funds` securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the funds` securities denominated in that currency would be expected to decline.

Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through ADRs and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S.

markets and the funds` portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the funds.

Investment Funds The funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If the funds invest in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

Taxes The dividends and interest payable on certain of the funds` foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds` shareholders.

Costs Investors should understand that the expense ratios of a fund investing primarily in foreign securities can be expected to be higher than investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the fund is higher.

Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Small Companies Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium-sized companies.

Emerging Europe, Middle East, and Africa

Political Instability Many formerly communist, eastern European countries have experienced significant political and economic reform in recent years, and the eastward expansion of the European Union could help anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprising remains a threat. Russia has made advances in establishing a new political outlook and a market economy, but political risk remains high. Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. In all regions, such developments, if they were to reoccur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain countries in the region may have managed currencies which are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on the domestic economy. Other commodities such as base and precious metals are also important to these economies. Fluctuating supply and demand can significantly impact the price of such commodities.

Latin America

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Japan

Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world`s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan`s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

Asia (ex-Japan)

Political Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Economy A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the global economy, but its continued success depends on its ability to retain the legal and financial systems that have fostered economic freedom and market expansion.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody`s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody`s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds` Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its results on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including Government National Mortgage Association ("Ginnie Mae" or "GNMA") securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of "locking in" long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment such prepayments can be reinvested at higher prevailing interest rates which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds` portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities ("ARMs"), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders` principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High-Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

Lower-Rated Debt Securities Market An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds` portfolios, the funds` net asset value and the ability of the bonds` issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of funds which invest only in higher-rated debt securities.

Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the funds may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities which the funds own will affect its net asset value per share. If market quotations are not readily available for the funds` lower-rated or nonrated securities, these securities will be valued by a method that the funds` Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. The funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody`s, S&P, and Fitch IBCA, Inc. ("Fitch") represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "Flat Tax" and "Value Added Tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund`s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. Also, recent changes to tax laws broadly lowering tax rates, including lower tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in order to improve the bond`s credit rating. By meeting the insurer`s standards and paying an insurance premium based on the bond`s principal value, the issuer is able to obtain a higher credit rating for the bond. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond`s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond`s interest and principal when due if the issuing entity defaults on the insured bond. Although defaults on insured municipal bonds have been low to date, it is possible for default rates on insured bonds to increase substantially, which could deplete an insurer`s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer`s rating, could adversely affect the values of all the bonds it insures. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund`s assets may be insured by a single issuer.

High-Yield Securities Lower-quality bonds, commonly referred to as "junk bonds," are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price`s credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available, and judgment may play a greater role in the valuation process.

Risk Factors of Investing in Taxable and Tax-Free Money Market Funds

The T. Rowe Price money market funds will limit their purchases of portfolio instruments to those U.S. dollar-denominated securities which the funds` Boards determine present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations ("NRSROs") or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the funds` Boards. In addition, the funds may treat variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

There can be no assurance that the funds will achieve their investment objectives or be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds` portfolio investments, and a decline in interest rates could increase the value.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated with a California Portfolio

The funds` concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risk of these investments will vary according to each security`s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and healthcare. The state of California, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the constitution limits ad valorem taxes on real property to 1% of "full cash value" and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted "appropriations limit." Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of California, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While California`s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations. More detailed information regarding economic conditions and the financial strength of California is available in the funds` annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds` assets may be invested in issues related to health care providers. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry`s moves toward deregulation and increased competition. California`s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer`s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated with a Georgia Portfolio

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risk of these investments will vary according to each security`s structure and underlying economics.

The state of Georgia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state`s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state`s general obligation debt service cannot exceed 10% of total revenue receipts less refunds of the state treasury and state-issued general obligation bonds have a 25-year maturity limit. The state also established "debt affordability" limits which provide that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 5% of the prior year`s revenues.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund`s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund`s assets may be invested in issues related to health care providers. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer`s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a major rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated with a Maryland Portfolio

The funds` concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risk of these investments will vary according to each security`s structure and underlying economics.

The state of Maryland, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Maryland, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds` annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds` assets may be invested in issues related to health care providers. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer`s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a major rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated with a New Jersey Portfolio

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risk of these investments will vary according to each security`s structure and underlying economics.

The state of New Jersey, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state`s debt is "appropriation-backed." This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund`s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund`s assets may be invested in issues related to health care providers. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer`s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a major rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated with a New York Portfolio

The funds` concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risk of these investments will vary according to each security`s structure and underlying economics.

The state of New York, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state`s debt is "appropriation-backed." This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New York, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds` annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds` assets may be invested in issues related to health care providers. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer`s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a major rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated with a Virginia Portfolio

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risk of these investments will vary according to each security`s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, healthcare, and industrial development. The commonwealth of Virginia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years` income tax and sales and use collections. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth`s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund`s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund`s assets may be invested in issues related to health care providers. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer`s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory

Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a major rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

All State Tax-Free Funds

Risk Factors Associated with Investing in Puerto Rico

From time to time, the funds invest in debt obligations of the commonwealth of Puerto Rico and its public corporations, the interest of which may be exempt from federal, state, and local income taxes. As of April 1, 2008, the general obligation debt of the commonwealth was rated Baa3 by Moody`s and BBB- by S&P. Both agencies have assigned stable outlooks to the ratings. The credit ratings reflect, in part, their concerns regarding a weak economy, structural budget imbalance, and rising debt burden.

Types of Debt The debt obligations of Puerto Rico include bonds and notes issued by the commonwealth, its municipalities, and its public corporations, such as highways, water and sewer, and electric power companies. The credit quality and risk of these investments will vary according to each security`s structure and underlying economics.

Guaranteed direct obligations of the commonwealth supported by a general obligation pledge are subject to strict limitations imposed by the commonwealth`s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the corporation`s revenues or by commonwealth appropriations or taxes.

Economic and Financial Conditions Though different measures suggest Puerto Rico`s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies that are independent entities in the United States. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt to the rate of growth of its gross domestic product ("GDP"). For the five -year period ended in June 2007, total public sector debt increased by 44%, whereas GDP rose by 20%.

Puerto Rico`s economy is often closely linked to the U.S. economy. The dominant sectors of the Puerto Rico economy are manufacturing and services. Manufacturing, especially pharmaceuticals, is very important to the local economy. For 2007, manufacturing accounted for approximately 40% of GDP and approximately 10% of non-farm payroll employment. Total employment levels declined 10% from 2003 to 2007. Many of the losses were in labor-intensive industries as jobs were shifted to more capital-intensive and skilled positions. Services are another component of the local economy, and represented 40% of GDP and 55% of employment. Tourism is an important sub-sector of services, and one of the primary drivers of Puerto Rico`s economy. San Juan is the largest home port for cruise ships in the Caribbean and one of the largest ports in the world. Between 2003 and 2007, the number of tourists rose approximately 4.0% annually while visitors` expenditures increased approximately 8.0%.

Government officials estimate that general fund revenues and expenditures were both $9.0 billion in fiscal year 2007. However, when adjusted for note proceeds and repayments of various borrowings and transfers, the commonwealth experienced a budget gap of $480 million. The deficit is expected to funded by various fiscal and tax reforms. These measures are anticipated to shrink the gap over the next few years.

Tax Concerns For many years, U.S. companies operating in Puerto Rico were eligible to receive a special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their U.S. corporate income tax, which in turn spurred significant expansion in capital intensive manufacturing, particularly by large pharmaceutical firms. The tax benefits, however, were phased out over a ten-year period beginning in 1996 and were eliminated beginning with the 2006 tax year. While the ultimate impact of the elimination of the income tax credits over the short-

and long-term cannot be determined, preliminary indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds` prospectuses.

Debt Securities

U.S. Government Obligations  Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

U.S. Government Agency Securities  Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury.

Bank Obligations  Certificates of deposit, banker`s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker`s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Savings and Loan Obligations  Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

Supranational Agencies  Securities of certain supranational entities, such as the International Development Bank.

Corporate Debt Securities  Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper and Commercial Notes  Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

Foreign Government Securities  Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities` weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market`s perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality`s right to borrow from the U.S. Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen`s Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). FHLMC Certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC Certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA Certificates as 30-year securities which prepay in full in the 12th year. FNMA and FHLMC Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds` quality standards. The funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds` quality standards.

Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The staff of the SEC has advised the funds that it believes the funds should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit their investments in such securities, together with all other illiquid securities, to 15% of the funds` net assets. Under the staff`s position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the funds` Boards. The funds` Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue`s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

Adjustable Rate Mortgage Securities ("ARMs") ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds` objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background  The asset-backed securities ("ABS") market has been one of the fastest growing sectors of the U.S. fixed-income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today`s market has evolved to include a variety of asset types including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market`s demand for various maturities and credit quality.

Structure  Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (SPV). The collateral types can vary, so long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a special purpose vehicle are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a triple-A rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment-grade. Many ABS transactions are structured to include payout events/performance triggers which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets  The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows  While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund`s investment objectives, policies, and restrictions.

Types of Credit Support  Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, "external credit enhancement", through various means of structuring the transaction, "internal credit enhancement", or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

Excess Spread  Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

Subordination  Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

Reserve Funds  Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

Overcollateralization  A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

Surety Bonds  Typically consist of third party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

Home Equity Loans  These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower`s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator`s first lien mortgage loan, additional financing which is subordinate to that first lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk regarding mortgage rates

The pass-through rates on the adjustable-rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the "net rate cap."

Yield and reinvestment could be adversely affected by unpredictability of prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors which influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower yielding securities.

Credit Card Backed Securities  These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most Credit Card Backed Securities are issued with an initial "revolving" period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events which may signal a potential deterioration in the quality of the assets backing the security.

Automobile Loans  These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets which pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle, or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS, or Treasury inflation-protected securities, are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.

Collateralized Bond or Loan Obligations

Collateralized Bond Obligations ("CBOs") are bonds collateralized by corporate bonds, mortgages, or asset-backed securities and Collateralized Loan Obligations ("CLOs") are bonds collateralized by bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. CBOs are fairly recent entrants to the fixed-income market. Most CBOs issued to date have been collateralized by high-yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively, "participations") will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries which is referred to as Loans to Developing Countries debt ("LDC debt"). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating-rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender`s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, the funds would consider the loan participation as illiquid and subject to the funds` restriction on investing no more than 15% of their net assets in illiquid securities.

Where required by applicable SEC positions, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind ("PIK") Instruments are securities that pay interest in either cash or additional securities, at the issuer`s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Over the last few years, a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

Establishing the Amount of the Claim Frequently, the supplier`s estimate of its receivable will differ from the customer`s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller`s credit.

Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

Tax Issue Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered "nonqualifying" under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this Statement of Additional Information, the funds` portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds` assets invested in any particular type of municipal security can be expected to vary.

The term "municipal securities" means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer`s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from such a security might not be exempt from federal income tax.

Municipal securities are classified by maturity as notes, bonds, or adjustable rate securities.

Municipal Notes

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less. Municipal notes include:

Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal Bonds Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include lease revenue bonds and prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer`s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state`s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

Lease Revenue Bonds Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower`s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the funds` Boards determine such securities are illiquid, they will be subject to the funds` limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or T. Rowe Price.

Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become "prerefunded" or "escrowed to maturity" and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the Internal Revenue Service, a fund`s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Some, but not all, private activity bonds are subject to alternative minimum tax.

Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility`s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the Internal Revenue Service has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. The funds will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds` portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the funds` assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the variable rate securities will be determined by an index or auction process held approximately every seven to 35 days while the bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, be at deep discounts, or have limited liquidity.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds` investment restrictions, the identification of the "issuer" of municipal securities which are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Real Estate and Real Estate Investment Trusts ("REITs")

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. REITs may own real estate properties (Equity REITs) and be subject to these risks directly, or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain exemption from the 1940 Act.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days` notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds` net asset value than if the funds did not purchase them.

Illiquid or Restricted Securities

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds` Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the funds should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the funds will take appropriate steps to protect liquidity.

Notwithstanding the above, the funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

Prime Reserve, Summit Cash Reserves, and TRP Reserve Investment Funds

First Tier Money Market Securities Defined

At least 95% of the funds` total assets will be maintained in first tier money market securities. First tier money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price pursuant to written guidelines established in accordance with Rule 2a-7 under the 1940 Act under the supervision of the funds` Boards.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds` investment program.

A derivative is a financial instrument that has a value based on — or "derived from" — the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, swaps, and hybrid instruments.

Like most other fund investments, derivatives are subject to the risk that the market value of the underlying asset will change in a way detrimental to the funds` interest. However, the risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Because some derivatives involve leverage, returns can be magnified, either positively or negatively, and adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.

Some derivatives are traded on exchanges, while other derivatives are privately negotiated and entered into in the over-the-counter ("OTC") market. Exchange-traded derivatives are traded via specialized derivatives exchanges or other securities exchanges. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

OTC derivatives are subject to counterparty risk, whereas the exposure to default for exchange-traded derivatives is assumed by the exchange`s clearinghouse. Counterparty risk is the risk that a party to an OTC derivatives contract may fail to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, or the failure of the counterparty to make required payments or comply with the terms of the contract. In the event of insolvency of the counterparty, the funds may be unable to liquidate a derivatives position. Because the purchase and sale of an OTC derivative does not have the guarantee of a central clearing organization, the creditworthiness of the counterparty is an additional risk factor that the funds need to consider and monitor.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds` exposure to the market.

Index Funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. They will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds` portfolios, as a cash management tool, or as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds` portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds` portfolio securities.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodities Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the funds` objectives in these areas.

Regulatory Limitations

If the funds purchase or sell futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds` assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the funds to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the funds` assets to cover or identified accounts could impede portfolio management or the funds` ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds` open positions in futures contracts, the funds would be required to deposit with their custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the funds ("variation margin") to restore the margin account to the amount of the initial margin.

Subsequent payments ("mark-to-market payments") to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the index, and the index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

All funds (other than the Money Funds)

Special Risks of Transactions in Futures Contracts

Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day`s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds` position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds` underlying instruments sought to be hedged.

Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price`s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments` underlying futures might advance, and the value of the underlying instruments held in the funds` portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the funds` portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer`s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers` orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC`s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the funds for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds` orders are placed and the time they are liquidated, offset, or exercised.

U.S. Treasury Intermediate and U.S. Treasury Long-Term Funds

Limitations on Futures and Options

The funds will not purchase a futures contract or option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the funds` net asset value. In addition, neither of the funds will enter into a futures transaction if it would be obligated to purchase or deliver amounts that would exceed 15% of the funds` total assets.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to delivery under put options exceeds 15% of the market value of the funds` total assets.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities subject to such put options or covering call options exceeds 15% of the market value of the funds` total assets.

The funds have no current intention of investing in options on securities. However, they reserve the right to do so in the future and could be subject to the following limitations: the funds may invest up to 15% of total assets in premiums on put options and 15% of total assets in premiums on call options. The total amount of the funds` total assets invested in futures and options will not exceed 15% of the funds` total assets.

All Funds

Foreign Currency Transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of their portfolios. The funds` use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds` portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument—the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

The funds may enter into forward contracts for any other purpose consistent with the funds` investment objectives and programs. However, the funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds` holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engage in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, they may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds` entering into a forward contract for the sale of a foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell.

The funds` dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, which qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds` fiscal years and any gains or losses will be recognized for tax purposes at that time. Such gains or losses (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 15%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a "constructive sale" of offsetting stocks or debt securities of the funds. In such case the funds will be required to realize gain, but not loss, on the sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Options

Options are a type of potentially high-risk derivative.

Writing Covered Call Options

The funds may write (sell) American or European style "covered" call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds` total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price`s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The funds generally will write only covered call options. This means that the funds will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the funds will write a call option that is not covered as indicated above but where the funds will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds` investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds` total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retain the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be "pledged" as that term is used in the funds` policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds` loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option, or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds` total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The funds may write American or European style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

If the funds write put options, they will do so only on a covered basis. This means that the funds would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds` portfolios at a price lower than the current market price of the security or currency. In such event the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies which they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds` total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies. An example of such use of put options is provided next.

The funds may purchase a put option on an underlying security or currency (a "protective put") owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security`s market price or currency`s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing their current return or avoiding tax consequences which could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as the funds hold such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

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The funds may engage in transactions involving dealer options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.
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Exchange-traded options generally have a continuous liquid market, while dealer options are less liquid or could have no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The funds may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

For certain types of OTC options that have substantially similar terms to exchange-traded options, the funds may treat such options, and the underlying cover used for written options, as liquid based on the following factors: (1) the frequency and availability of dealer quotes and the comparability to prices available on an options exchange; (2) the number of dealers willing to purchase or accept assignments of such OTC options; and (3) the nature of the OTC options, their settlement terms and their termination provisions (i.e., the time needed to close out or terminate an OTC position, method of soliciting offers, and mechanics of transfer).

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Hybrid Instruments

A hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively, "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and can carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Swap Agreements

A number of the funds may enter into interest rate, index, total return, credit, and, to the extent they may invest in foreign currency-denominated securities, currency rate swap agreements. The funds may also enter into options on swap agreements ("swaptions") on the types of swaps listed above as well as swap forwards.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in 3 to 6 months.

One example of the use of swaps by the funds is to manage the interest rate sensitivity of the funds. The funds might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the funds. Or, the funds may buy or sell swaptions to effect the same result. The funds may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps to buy or sell credit protection. A credit default swap is a contract that enables an investor to buy or sell protection against a predetermined issuer credit event. The seller of a credit default swap may enhance income by guaranteeing the creditworthiness of the debt issuer and the buyer is provided with protection against credit risks of the issuer. Market supply and demand factors may cause distortions between the cash securities market and the default swap market.

Most swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the funds` current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The funds` current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by T. Rowe Price.

The use of swap agreements by the funds entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The funds will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the funds purchase a swaption it risks losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the funds write a swaption they will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds` ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds` investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program and the agent receives a fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Interfund Borrowing and Lending

The funds are parties to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Price Funds.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the "underlying security") from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price`s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the funds` investment guidelines would allow them to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing their rights.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See "Investment Restrictions.")

Money Market Reserves

The funds may invest their cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation: T. Rowe Price Government Reserve Investment Fund ("GRF") and T. Rowe Price Reserve Investment Fund ("RIF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.

Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating.

GRF and RIF provide a very efficient means of managing the cash reserves of the funds. While neither GRF nor RIF pays an advisory fee to T. Rowe Price, they will incur other expenses. However, GRF and RIF are expected by T. Rowe Price to operate at very low expense ratios. The funds will only invest in GRF or RIF to the extent it is consistent with their investment objectives and programs.

Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

High Yield, Institutional Floating Rate, and Institutional High Yield Funds

Short Sales

The funds may make short sales for hedging purposes to protect them against companies whose credit is deteriorating. Short sales are transactions in which the funds sell a security they do not own in anticipation of a decline in the market value of that security. The funds` short sales would be limited to situations where the funds own a debt security of a company and would sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds` net assets.

To complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other suitable cover as permitted by the SEC, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds` security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract which is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a "constructive sale," in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, the funds would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to "straight" debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds` shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds` outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds` Boards without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds` total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds` prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the fund`s total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(a)Borrowing (All funds except Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds` investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33xb6 /xb8 % of the value of the funds` total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

(b)Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(a)Commodities (All funds except Spectrum Growth and Spectrum Income Funds) Purchase or sell physical commodities, except that the funds (other than the Money Funds) may enter into futures contracts and options thereon;

(b)Commodities (Spectrum Growth and Spectrum Income Funds) Purchase or sell commodities or commodity or futures contracts;

Equity Securities (Summit Municipal Funds) Purchase equity securities or securities convertible into equity securities;

(a)Industry Concentration (All funds except Equity Index 500, Extended Equity Market Index, Health Sciences, International Equity Index, Financial Services, Prime Reserve, Real Estate, TRP Reserve Investment, Retirement, Spectrum, Summit Cash Reserves, Total Equity Market Index, and U.S. Bond Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds` total assets would be invested in the securities of issuers having their principal business activities in the same industry;

(b)Industry Concentration (Financial Services, Health Sciences, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds` total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund`s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund`s prospectus; and (iii) the Real Estate Fund will invest more than 25% of its total assets in the real estate industry as defined in the fund`s prospectus;

(c)Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Total Equity Market Index, and U.S. Bond Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

(d)Industry Concentration (Prime Reserve, TRP Reserve Investment, and Summit Cash Reserves Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds` total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker`s acceptances;

(e)Concentration (Retirement and Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of total assets) in the mutual fund industry;

(a)Loans (All funds except Retirement and Spectrum Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33xb6 /xb8 % of the value of the funds` total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

(b)Loans (Retirement and Spectrum Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds` total assets, valued at market;

Percent Limit on Assets Invested in Any One Issuer (All funds except Africa & Middle East, Emerging Europe & Mediterranean, Emerging Markets Bond, Institutional Africa & Middle East, Institutional Concentrated Large-Cap Value, Institutional Emerging Markets Bond, Institutional International Bond, Institutional Large-Cap Growth, International Bond, Latin America, New Asia, Retirement, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds` total assets, more than 5% of the value of the funds` total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

Percent Limit on Share Ownership of Any One Issuer (All funds except Africa & Middle East, Emerging Europe & Mediterranean, Emerging Markets Bond, Institutional Africa & Middle East, Institutional

Concentrated Large-Cap Value, Institutional Emerging Markets Bond, Institutional International Bond, Institutional Large-Cap Growth, International Bond, Latin America, New Asia, Retirement, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds` total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

(a)Real Estate (All funds except Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(b)Real Estate (Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(a)Senior Securities (All funds except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

(b)Senior Securities (Spectrum Funds) Issue senior securities;

Short Sales (Spectrum Funds) Effect short sales of securities;

Taxable Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds` income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds` income would be subject to the AMT; or

Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

Money funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

All funds except Retirement and Spectrum Funds With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

All funds except Retirement and Spectrum Funds For purposes of investment restriction (4):

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

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Industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor`s (MSCI/S&P) Global Industry Classification Standard for the International Equity Funds, equity securities of the Tax-Efficient Funds, and Equity Funds except Developing Technologies, Financial Services, Global Technology, Media & Telecommunications, New Era, and Science & Technology Funds. For Developing Technologies, Financial Services, Global Technology, Media & Telecommunications, New Era, and Science & Technology Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. For the Corporate Income, Inflation Protected Bond, Institutional Core Plus, New Income, Short-Term Bond, Short-Term Income, U.S. Bond Index, and the fixed-income investments of the Balanced and Personal Strategy Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Lehman Brothers Global Aggregate Bond Index
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(Lehman). For the Emerging Markets Bond, GNMA, High Yield, Institutional Emerging Markets Bond, Institutional Floating Rate, Institutional High Yield, Institutional International Bond, International Bond, Prime Reserve, TRP Reserve Investment, Summit Income, and U.S. Treasury Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. Annual changes by MSCI/S&P or Lehman to their classifications will be implemented within 30 days after the effective date of the change. The Africa & Middle East Fund, Institutional Africa & Middle East Fund, and Latin America Fund consider telephone and banking companies of a single country to be separate industries from telephone and banking companies of any other country. It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. For as long as this staff position is in effect, the International Bond Funds will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.
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All funds except Summit Income and U.S. Bond Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

All funds except Spectrum Funds For purposes of investment restrictions (8) and (9), the funds will treat bonds which are refunded with escrowed U.S. government securities as U.S. government securities.

Taxable Bond and Money Funds For purposes of investment restrictions (8) and (9), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

With respect to investment restriction (11), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds` taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

Borrowing Purchase additional securities when money borrowed exceeds 5% of total assets;

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

Equity Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Funds) may invest up to 10% of total assets in equity securities, which pay tax-exempt dividends and which are otherwise consistent with the funds` investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

Forward Currency Contracts (Retirement and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(a)Futures Contracts (All funds except Money Funds and Retirement and Spectrum Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds` net asset value;

(b)Futures (Retirement and Spectrum International Funds) Purchase futures, although the funds reserve the right to do so in the future;

(c)Futures (Spectrum Growth and Spectrum Income Funds) Invest in futures;

Illiquid Securities Purchase illiquid securities if, as a result, more than 15% (10% for Spectrum and Money Funds) of net assets would be invested in such securities;

Investment Companies (All funds except Retirement and Spectrum Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Investment Funds (provided that the investing fund does not invest more than 25% of its total assets in such funds); (ii) securities of T. Rowe Price institutional funds; (iii) in the case of the Money Funds, only securities of other money market funds; (iv) in the case of the California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds, only securities of other tax-free money market funds; (v) otherwise consistent with the 1940 Act;

Margin (All funds except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging (All funds except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the funds` total assets at the time of borrowing or investment;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(a)Options, etc. (All funds except Retirement and Spectrum Funds) Invest in options in excess of the limits set forth in the funds` prospectuses and SAI;

(b)Options (Retirement Funds) Invest in options although the funds reserve the right to do so in the future;

(c)Options (Spectrum Funds) Invest in options;

(a)Short Sales (All funds except High Yield, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities;

(b)Short Sales (High Yield, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities, other than as set forth in the funds` prospectuses and SAI; and

Warrants Invest in warrants if, as a result, more than 10% of the value of the fund`s net assets would be invested in warrants, provided that, the Money, Retirement, Spectrum, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants.

NOTES

The following Notes should be read in connection with the above-described operating policies. The Notes are not operating policies.

If a fund is subject to an 80% name test as set forth in its prospectus, it will be based on the fund`s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, the fund uses the country assigned to a security by MSCI Barra or, if one is not assigned by MSCI Barra, then the country assigned by Bloomberg. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company.

Blue Chip Growth, Capital Opportunity, Developing Technologies, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Media & Telecommunications, Mid-Cap Value, Personal Strategy, Real Estate, Summit Income, Summit Municipal, U.S. Bond Index, and Value Funds

Notwithstanding anything in the previously listed fundamental and operating restrictions to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the funds (a "Feeder"), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

International Funds

In addition to the restrictions previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund`s total assets may be invested in such securities.

Retirement and Spectrum Funds

There is no limit on the amount the funds may own of the total outstanding voting securities of registered investment companies which are members of the Price Funds. The funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any one or more of the Price Funds. The funds may invest more than 10% of their total assets, collectively, in registered investment companies which are members of the Price Funds.

CUSTODIAN

State Street Bank and Trust Company is the custodian for the funds` U.S. securities and cash, but it does not participate in the funds` investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Retirement and Spectrum Funds in the book entry system of the funds` transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

The funds, their investment adviser (T. Rowe Price International for international funds and T. Rowe Price for all other funds), and their principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics and Conduct which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price`s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders as well as Form N-Q which is filed with the SEC within 60 days of a fund`s first and third fiscal quarter-end. In addition, the funds` Boards have adopted policies and procedures with respect to the disclosure of the funds` portfolio securities and the disclosure of portfolio commentary and statistical information about the funds` portfolios and their securities. The policy on the general manner in which the funds` portfolio securities are disclosed is set forth in the funds` prospectuses. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This statement of additional information sets forth details of the funds` policy on portfolio holdings disclosure as well as the funds` policy on disclosing information about the funds` portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income and/or international steering committees of the funds` investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the T. Rowe Price funds. Each steering committee is comprised of senior investment management personnel of T. Rowe Price or T. Rowe Price International, as applicable. Each committee as a whole determines the funds` policy on the disclosure of portfolio holdings and related information. The funds` Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds` portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds` investment adviser or the funds` distributor (collectively "TRP") may express their views orally or in writing on one or more of the funds` portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds` most recent quarter-end and therefore may not be reflected on the list of the funds` most recent quarter-end portfolio holdings disclosed on the Web site.

Additionally, TRP may provide oral or written information ("portfolio commentary") about the funds, including, but not limited to, how the funds` investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information ("statistical information") about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds` most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Full portfolio holdings are disclosed to the funds` custodians and auditors. Portfolio holdings are disclosed to the funds` pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds` investment advisers may use analytical systems provided by third parties who may have access to the funds` portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds` portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these non-disclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under "Fund Service Providers." The policies and procedures adopted by the funds` Boards require that any additions to the list of "Fund Service Providers" be approved by specified officers at TRP.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the funds` portfolio securities, the funds may disclose one or more of their securities. The funds have not entered into formal non-disclosure agreements in connection with these situations; however, the funds would not continue to conduct business with a person who TRP believed was misusing the disclosed information.

Fund Service Providers

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Service Provider	Service
Broadridge Systems	Systems Vendor
DSTI	Systems Vendor
COR Financial Solutions	Systems Vendor
ITG, Inc.	Pricing and Systems Vendor
JPMorgan FCS Corporation	Systems Vendor
JPMorgan Chase	Pricing Vendor
JPMorgan Chase, London	Custodian
S&P/JJ Kenny	Pricing Vendor
WCI Consulting	Systems Vendor
American Stock Exchange	Systems Vendor
Bloomberg	Systems Vendor
Bowne & Company	Systems Vendor
Business Objects	Systems Vendor
Charles River	Systems Vendor
Citigroup	Systems Vendor
Cognizant	Systems Vendor
Eagle	Systems Vendor
FactSet	Systems Vendor
Interactive Data	Pricing Vendor
Investor Tools, Inc.	Systems Vendor
Jefferson Wells International	Professional Staffing Service
Lehman Brothers	Systems Vendor
Macgregor	Systems Vendor
McArdle Printing Company	Printing and Mailing Vendor
Omgeo LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
RiskMetrics Group, Inc.	Proxy and Systems Vendor
Thomson Reuters	Pricing Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
State Street Bank	Custodian
Sybase Inc.	Systems Vendor
Vision	Systems Vendor
Wall Street Concepts, Inc.	Market Information Vendor
Wilhelm and Cooper LLC	Professional Staffing Service
Wilshire	Systems Vendor
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PRICING OF SECURITIES

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All Price Funds (except Money Funds and Fund-of-Funds)
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Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.
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Debt securities are generally traded in the over-the-counter market. Securities with remaining maturities of one year or more at the time of acquisition are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities, or by an independent pricing service.
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Investments in mutual funds are valued at the mutual fund`s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price. Foreign currency forward contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.
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Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.
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Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds` portfolio securities may not occur on days when the funds are open.

Money Funds

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In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost which approximates fair value.
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Fund-of-Funds

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Investments in the underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation.
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All Price Funds

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds` Boards.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds` shares is equal to the funds` net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds` shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

Money Funds

Maintenance of Money Funds` Net Asset Value per Share at $1.00

It is the policy of the funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds` acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a)The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds` investment objectives, to stabilize the funds` net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b)The funds must (i) maintain a dollarweighted average portfolio maturity appropriate to their objective of maintaining a stable price per share, (ii) not purchase any instrument with a remaining maturity greater than 397 days, and (iii) maintain a dollarweighted average portfolio maturity of 90 days or less;

(c)The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the funds` Boards determine present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and

(d)The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the funds will continue to use the amortized cost method only so long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although the funds believe that they will be able to maintain their net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If the funds` net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Boards of the funds might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the funds` net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Prime Reserve and TRP Reserve Investment Funds

Prime Money Market Securities Defined

Prime money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (NRSROs) (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price under the supervision of the funds` Boards.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

IN-KIND REDEMPTIONS AND PURCHASES

Redemptions In-Kind

The Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund; or (ii) redeems more than 1% of the fund`s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund`s portfolio rather than in cash.

In the unlikely event a shareholder receives an in-kind redemption of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the funds; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

TAX STATUS

The funds intend to qualify as "regulated investment companies" under Subchapter M of the Code.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares.

For individual shareholders, a portion of the funds` ordinary dividends representing "qualified dividend income" may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. Unless extended, this favorable provision will expire on December 31, 2010, and ordinary dividends will again be taxed at tax rates applicable to ordinary income. "Qualified dividend income" is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on non-qualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds` dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds` dividends. Little, if any, of the ordinary dividends from the Tax-Free, Taxable Bond, and Taxable Money Funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of the funds` ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the funds` income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds` dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds` dividends. Little, if any, of the ordinary dividends from the Tax-Free, International (except Global Stock Fund), Taxable Bond, and Taxable Money Funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

At the time of your purchase of shares (except in Money Funds), the funds` net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carry-overs, if any. For federal income tax purposes, the funds are permitted to carry forward their net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund`s distributions, to the extent made out of the fund`s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not "pass through" to shareholders.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder`s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

Retirement and Spectrum Funds

Distributions by the underlying Price funds, redemptions of shares in the underlying Price funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the funds will generally not be able to currently offset gains realized by one underlying Price fund in which the funds invest against losses realized by another underlying Price fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds` dividends is not exempt from federal income taxes. You will receive a Form 1099-DIV, Form 1099-INT, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the alternative minimum tax. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the funds` total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to "pass through" to the funds` shareholders any foreign income taxes as paid by the funds. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds` taxable year.

Passive Foreign Investment Companies

The funds may purchase the securities of certain foreign investment funds or trusts, called "passive foreign investment companies" for U.S. tax purposes. Sometimes such funds or trusts are the only or primary way to invest in companies in certain countries. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the funds intend to treat these securities as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds` investments in entities which invest in or finance mortgage debt. Such investments include residual interests in Real Estate Mortgage Investment Conduits and interests in a REIT which qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income ("EII") in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations, and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

CAPITAL STOCK (MARYLAND CORPORATIONS)

All funds except Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

All of the funds, other than those listed immediately above, are organized as Maryland corporations ("Corporations") or series thereof. The funds` Charters authorize the Boards to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds` Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the Articles of Incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations` shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The Articles of Incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a "mutual fund."
Maryland Corporations
T. Rowe Price Balanced Fund, Inc. (fund)
T. Rowe Price Blue Chip Growth Fund, Inc. (fund) T. Rowe Price Blue Chip Growth Fund—Advisor Class (class) T. Rowe Price Blue Chip Growth Fund—R Class (class)
T. Rowe Price Capital Opportunity Fund, Inc. (fund) T. Rowe Price Capital Opportunity Fund—Advisor Class (class) T. Rowe Price Capital Opportunity Fund—R Class (class)
T. Rowe Price Corporate Income Fund, Inc. (fund)
T. Rowe Price Developing Technologies Fund, Inc. (fund)
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (fund)
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (fund)
T. Rowe Price Dividend Growth Fund, Inc. (fund) T. Rowe Price Dividend Growth Fund—Advisor Class (class)
T. Rowe Price Financial Services Fund, Inc. (fund)
T. Rowe Price Global Technology Fund, Inc. (fund)
T. Rowe Price Growth & Income Fund, Inc. (fund)
T. Rowe Price Growth Stock Fund, Inc. (fund) T. Rowe Price Growth Stock Fund—Advisor Class (class) T. Rowe Price Growth Stock Fund—R Class (class)
T. Rowe Price Health Sciences Fund, Inc. (fund)
T. Rowe Price High Yield Fund, Inc. (fund) T. Rowe Price High Yield Fund—Advisor Class (class)
T. Rowe Price Index Trust, Inc. (corporation)
 T. Rowe Price Equity Index 500 Fund (series)
 T. Rowe Price Extended Equity Market Index Fund (series)
 T. Rowe Price Total Equity Market Index Fund (series)

T. Rowe Price Inflation Protected Bond Fund, Inc. (fund)
T. Rowe Price Institutional Equity Funds, Inc. (corporation)
 T. Rowe Price Institutional Concentrated Large-Cap Value Fund (series)
 T. Rowe Price Institutional Large-Cap Core Growth Fund (series)
 T. Rowe Price Institutional Large-Cap Growth Fund (series)
 T. Rowe Price Institutional Large-Cap Value Fund (series)
 T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series)
 T. Rowe Price Institutional Small-Cap Stock Fund (series)
 T. Rowe Price Institutional U.S. Structured Research Fund (series)

T. Rowe Price Institutional Income Funds, Inc. (corporation)
 T. Rowe Price Institutional Core Plus Fund (series)
 T. Rowe Price Institutional Floating Rate Fund (series)
 T. Rowe Price Institutional High Yield Fund (series)

T. Rowe Price Institutional International Funds, Inc. (corporation)
 T. Rowe Price Institutional Africa & Middle East Fund (series) T. Rowe Price Institutional Emerging Markets Bond Fund (series)
 T. Rowe Price Institutional Emerging Markets Equity Fund (series)
 T. Rowe Price Institutional Foreign Equity Fund (series)
 T. Rowe Price Institutional Global Equity Fund (series)
 T. Rowe Price Institutional International Bond Fund (series)

T. Rowe Price International Funds, Inc. (corporation)
 T. Rowe Price Africa & Middle East Fund (series)
 T. Rowe Price Emerging Europe & Mediterranean Fund (series)
 T. Rowe Price Emerging Markets Bond Fund (series)
 T. Rowe Price Emerging Markets Stock Fund (series)
 T. Rowe Price European Stock Fund (series)
 T. Rowe Price Global Stock Fund (series)
 T. Rowe Price Global Stock Fund—Advisor Class (class)
 T. Rowe Price International Bond Fund (series)
 T. Rowe Price International Bond Fund—Advisor Class (class)
 T. Rowe Price International Discovery Fund (series)
 T. Rowe Price International Growth & Income Fund (series)
 T. Rowe Price International Growth & Income Fund—Advisor Class (class)
 T. Rowe Price International Growth & Income Fund—R Class (class)
 T. Rowe Price International Stock Fund (series)
 T. Rowe Price International Stock Fund—Advisor Class (class)
 T. Rowe Price International Stock Fund—R Class (class)
 T. Rowe Price Japan Fund (series)
 T. Rowe Price Latin America Fund (series)
 T. Rowe Price New Asia Fund (series)
 T. Rowe Price Overseas Stock Fund (series)

T. Rowe Price International Index Fund, Inc. (corporation) T. Rowe Price International Equity Index Fund (series)
T. Rowe Price Media & Telecommunications Fund, Inc. (fund)
T. Rowe Price Mid-Cap Growth Fund, Inc. (fund) T. Rowe Price Mid-Cap Growth Fund—Advisor Class (class) T. Rowe Price Mid-Cap Growth Fund—R Class (class)
T. Rowe Price Mid-Cap Value Fund, Inc. (fund) T. Rowe Price Mid-Cap Value Fund—Advisor Class (class) T. Rowe Price Mid-Cap Value Fund—R Class (class)
T. Rowe Price New Era Fund, Inc. (fund)
T. Rowe Price New Horizons Fund, Inc. (fund)
T. Rowe Price New Income Fund, Inc. (fund) T. Rowe Price New Income Fund—Advisor Class (class) T. Rowe Price New Income Fund—R Class (class)
T. Rowe Price Personal Strategy Funds, Inc. (corporation)
 T. Rowe Price Personal Strategy Balanced Fund (series)
 T. Rowe Price Personal Strategy Growth Fund (series)
 T. Rowe Price Personal Strategy Income Fund (series)

T. Rowe Price Prime Reserve Fund, Inc. (fund)
T. Rowe Price Real Estate Fund, Inc. (fund) T. Rowe Price Real Estate Fund—Advisor Class (class)
T. Rowe Price Reserve Investment Funds, Inc. (corporation) T. Rowe Price Government Reserve Investment Fund (series) T. Rowe Price Reserve Investment Fund (series)
T. Rowe Price Retirement Funds, Inc. (corporation)
 T. Rowe Price Retirement 2005 Fund (series)
 T. Rowe Price Retirement 2005 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2005 Fund—R Class (class)
 T. Rowe Price Retirement 2010 Fund (series)
 T. Rowe Price Retirement 2010 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2010 Fund—R Class (class)
 T. Rowe Price Retirement 2015 Fund (series)
 T. Rowe Price Retirement 2015 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2015 Fund—R Class (class)
 T. Rowe Price Retirement 2020 Fund (series)
 T. Rowe Price Retirement 2020 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2020 Fund—R Class (class)
 T. Rowe Price Retirement 2025 Fund (series)
 T. Rowe Price Retirement 2025 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2025 Fund—R Class (class)
 T. Rowe Price Retirement 2030 Fund (series)
 T. Rowe Price Retirement 2030 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2030 Fund—R Class (class)
 T. Rowe Price Retirement 2035 Fund (series)
 T. Rowe Price Retirement 2035 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2035 Fund—R Class (class)
 T. Rowe Price Retirement 2040 Fund (series)
 T. Rowe Price Retirement 2040 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2040 Fund—R Class (class)
 T. Rowe Price Retirement 2045 Fund (series)
 T. Rowe Price Retirement 2045 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2045 Fund—R Class (class)
 T. Rowe Price Retirement 2050 Fund (series)
 T. Rowe Price Retirement 2050 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2050 Fund—R Class (class)
 T. Rowe Price Retirement 2055 Fund (series)
 T. Rowe Price Retirement 2055 Fund—Advisor Class (class)
 T. Rowe Price Retirement 2055 Fund—R Class (class)
 T. Rowe Price Retirement Income Fund (series)
 T. Rowe Price Retirement Income Fund—Advisor Class (class)
 T. Rowe Price Retirement Income Fund—R Class (class)

T. Rowe Price Science & Technology Fund, Inc. (fund) T. Rowe Price Science & Technology Fund—Advisor Class (class)
T. Rowe Price Short-Term Bond Fund, Inc. (fund) T. Rowe Price Short-Term Bond Fund—Advisor Class (class)
T. Rowe Price Short-Term Income Fund, Inc. (fund)
T. Rowe Price Small-Cap Stock Fund, Inc. (fund) T. Rowe Price Small-Cap Stock Fund—Advisor Class (class)
T. Rowe Price Small-Cap Value Fund, Inc. (fund) T. Rowe Price Small-Cap Value Fund—Advisor Class (class)
T. Rowe Price Spectrum Fund, Inc. (corporation) Spectrum Growth Fund (series) Spectrum Income Fund (series) Spectrum International Fund (series)
T. Rowe Price Summit Funds, Inc. (corporation) T. Rowe Price Summit Cash Reserves Fund (series) T. Rowe Price Summit GNMA Fund (series)
T. Rowe Price Summit Municipal Funds, Inc. (corporation)
 T. Rowe Price Summit Municipal Money Market Fund (series)
 T. Rowe Price Summit Municipal Intermediate Fund (series)
 T. Rowe Price Summit Municipal Income Fund (series)

T. Rowe Price Tax-Efficient Funds, Inc. (corporation)
 T. Rowe Price Tax-Efficient Balanced Fund (series)
 T. Rowe Price Tax-Efficient Growth Fund (series)
 T. Rowe Price Tax-Efficient Multi-Cap Growth Fund (series)

T. Rowe Price Tax-Exempt Money Fund, Inc. (fund)
T. Rowe Price Tax-Free High Yield Fund, Inc. (fund)
T. Rowe Price Tax-Free Income Fund, Inc. (fund) T. Rowe Price Tax-Free Income Fund—Advisor Class (class)
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (fund)
T. Rowe Price U.S. Bond Index Fund, Inc. (fund)
T. Rowe Price U.S. Treasury Funds, Inc. (corporation) U.S. Treasury Intermediate Fund (series) U.S. Treasury Long-Term Fund (series) U.S. Treasury Money Fund (series)
T. Rowe Price Value Fund, Inc. (fund) T. Rowe Price Value Fund—Advisor Class (class)

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

Media & Telecommunications Fund

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the fund was known as New Age Media Fund, Inc.

Small-Cap Stock Fund

Effective May 1, 1997, the fund`s name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund`s name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

ORGANIZATION OF THE FUNDS (MASSACHUSETTS BUSINESS TRUSTS)

Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

For tax and business reasons, these funds were organized as Massachusetts business trusts ("Trusts"). Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a "mutual fund."

The Declaration of Trust permits the Boards to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Boards may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the funds. In the event of the liquidation of the funds, each share is entitled to a pro-rata share of the net assets of the funds.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders` meeting for the election of trustees. Pursuant to Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the funds may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trusts, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trusts.

Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trusts may be terminated (i) upon the sale of their assets to another open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trusts, or (ii) upon liquidation and distribution of the assets of the Trusts, if approved by the vote of the holders of a majority of the outstanding shares of the Trusts. If not so terminated, the Trusts will continue indefinitely.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the funds or trustees. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the funds themselves would be unable to meet their obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the funds, the shareholders of the funds paying such liability will be entitled to reimbursement from the general assets of the funds. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such funds.

The series and classes set forth in the following table have been established by the Boards under the Declaration of Trust of the indicated trusts.
Massachusetts Business Trusts
T. Rowe Price California Tax-Free Income Trust (trust) California Tax-Free Bond Fund (series) California Tax-Free Money Fund (series)
T. Rowe Price Capital Appreciation Fund (fund) T. Rowe Price Capital Appreciation Fund—Advisor Class (class)
T. Rowe Price Equity Income Fund (fund) T. Rowe Price Equity Income Fund—Advisor Class (class) T. Rowe Price Equity Income Fund—R Class (class)
T. Rowe Price GNMA Fund (fund)
T. Rowe Price New America Growth Fund (fund) T. Rowe Price New America Growth Fund—Advisor Class (class)
T. Rowe Price State Tax-Free Income Trust (trust)
 Georgia Tax-Free Bond Fund (series)
 Maryland Short-Term Tax-Free Bond Fund (series)
 Maryland Tax-Free Bond Fund (series)
 Maryland Tax-Free Money Fund (series)
 New Jersey Tax-Free Bond Fund (series)
 New York Tax-Free Bond Fund (series)
 New York Tax-Free Money Fund (series)
 Virginia Tax-Free Bond Fund (series)

PROXY VOTING — Process and POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company`s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm`s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders` interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as RiskMetrics Group ("RMG") (formerly known as Institutional Shareholder Services) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm`s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee`s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price`s proxy voting process, policies, and voting records.

T. Rowe Price has retained RMG, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price`s voting guidelines—many of which are consistent with RMG positions—T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations

T. Rowe Price`s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the primary factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. We withhold votes for outside directors on key committees that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitment to other boards. We also withhold votes for inside directors serving on key board committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for failing to establish a formal nominating committee. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors as well as those that seek to dismantle a staggered board.

Executive Compensation

Our goal is to assure that a company`s equity-based compensation plan is aligned with shareholders` long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates that are excessive in relation to the company`s peers, dilution to shareholders and comparability to plans in the company`s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices. For companies with particularly egregious pay practices we may withhold votes from compensation committee members.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders` current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company`s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company`s management on social, environmental, and corporate responsibility issues unless they have substantial investment implications for the company`s business and operations that have not been adequately addressed by management. T. Rowe Price may support well-targeted shareholder proposals that call for enhanced disclosure by companies on environmental and public policy issues that are particularly relevant to their businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients` proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager`s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company`s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price`s Code of Ethics requires all employees to avoid placing themselves in a "compromising position" where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Retirement, and Spectrum Funds

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price index funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. The Retirement and Spectrum Funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Retirement and Spectrum Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. This is known as "echo voting" and is designed to avoid any potential for a conflict of interest. This same process would be followed with respect to any T. Rowe Price funds owning shares in other T. Rowe Price funds.

T. Rowe Price Proxy Vote Disclosure

T. Rowe Price funds make broad disclosure of their proxy votes on troweprice.com and on the SEC`s Internet site at http://www.sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds` shares (except for TRP Government Reserve Investment and TRP Reserve Investment Funds) are registered for sale under the 1933 Act. Registration of the funds` shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody`s Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3 acceptable capacity for repayment of short-term promissory obligations.

Standard & Poor`s Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody`s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody`s. Among the factors considered by Moody`s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer`s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer`s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

Standard & Poor`s Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer`s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer`s commercial paper is rated A1, A2, or A3.

Fitch Ratings Fitch 1—Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2—Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE AND MUNICIPAL DEBT SECURITIES

Moody`s Investors Service, Inc.

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor`s Corporation

AAA—This is the highest rating assigned by Standard & Poor`s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D—In default.

Fitch Ratings

AAA—High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA—Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor`s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor`s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody`s Investors Service, Inc. VMIG1/MIG-1 the best quality. VMIG2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

Standard & Poor`s Corporation SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

INDEX

	Page		Page

Capital Stock	211	Organization of the Funds	216
Code of Ethics	203	Other Shareholder Services	120
Custodian	202	Part I	6
Derivatives	179	Part II	150
Disclosure of Fund Portfolio Information	203	Portfolio Management Practices	195
Distributor for the Funds	124	Portfolio Services	165
Dividends and Distributions	207	Portfolio Transactions	127
Federal Registration of Shares	219	Pricing of Securities	205
Independent Registered Public Accounting Firm	149	Principal Holders of Securities	74
In-Kind Redemptions and Purchases	208	Proxy Voting — Process and Policies	217
Investment Management Agreements	103	Ratings of Commercial Paper	220
Investment Objectives and Policies	150	Ratings of Corporate and Municipal Debt Securities	220
Investment Restrictions	197	Ratings of Municipal Notes and Variable Rate Securities	220
Legal Counsel	220	Risk Factors	150
Management of the Funds	11	Tax Status	208
Net Asset Value per Share	206

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PART C
OTHER INFORMATION

Item 23. Exhibits

(a)(1)Articles of Incorporation of Registrant, dated July 12, 2002 (electronically filed with initial Registration Statement dated July 15, 2002)

(a)(2)Articles of Amendment and Restatement dated September 26, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(a)(3)Articles of Supplementary, dated October 23, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(a)(4)Articles of Supplementary, dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(a)(5)Articles of Supplementary, dated March 2, 2005 (electronically filed with Amendment No. 9 dated May 26, 2005)

(a)(6)Articles Supplementary, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(a)(7)Articles Supplementary, dated April 24, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

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(a) (8)Articles Supplementary, dated April 22, 2008
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(b)By-Laws of Registrant, as amended February 5, 2003, April 21, 2004, February 8, 2005, and July 22, 2008
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(c)See Article SIXTH, Capital Stock, paragraphs (b) - (g) of the Articles of Incorporation, (electronically filed with initial Registration Statement dated July 15, 2002); Article II, Shareholders, in its entirety and Article VIII, Capital Stock, in its entirety, of the Bylaws (electronically filed with initial Registration Statement dated July 15, 2002)

(d)(1)Investment Management Agreement between T. Rowe Price Retirement 2010 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(2)Investment Management Agreement between T. Rowe Price Retirement 2020 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(3)Investment Management Agreement between T. Rowe Price Retirement 2030 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(4)Investment Management Agreement between T. Rowe Price Retirement 2040 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(5)Investment Management Agreement between T. Rowe Price Retirement Income Fund and T. Rowe Price Associates, Inc., dated September 4, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(6)Investment Management Agreement between T. Rowe Price Retirement 2005 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(d)(7)Investment Management Agreement between T. Rowe Price Retirement 2015 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(d)(8)Investment Management Agreement between T. Rowe Price Retirement 2025 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(d)(9)Investment Management Agreement between T. Rowe Price Retirement 2035 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(d)(10)Investment Management Agreement between T. Rowe Price Retirement 2045 Fund and T. Rowe Price Associates, Inc., dated March 2, 2005 (electronically filed with Amendment No. 9 dated May 26, 2005)

(d)(11)Investment Management Agreement between T. Rowe Price Retirement 2050 Fund and T. Rowe Price Associates, Inc., dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(d)(12)Investment Management Agreement between T. Rowe Price Retirement 2055 Fund and T. Rowe Price Associates, Inc., dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(e)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, and July 22, 2008
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(h)Other Agreements

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(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2008, as amended February 6, 2008 and July 22, 2008
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(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2008, as amended February 6, 2008 and July 22, 2008
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(h)(3)Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2008, as amended July 22, 2008
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(h)(4)Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price Services, and T. Rowe Price Associates, Inc. and the Registrant, dated September 4, 2002, as amended October 22, 2003, February 4, 2004, March 2, 2005, July 19, 2006, October 18, 2006, April 24, 2007, and July 1, 2008
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(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Registered Public Accounting Firm

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

(j)(4)Certificate of Vice President pursuant to Rule 306 of Regulation S-T

(k)Inapplicable

(l)Inapplicable

(m)(1)Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(2)Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(3)Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(4)Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(5)Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(6)Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(7)Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(8)Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(9)Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(10)Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(11)Rule 12b-1 Plan for the T. Rowe Price Retirement 2050 Fund—Advisor Class dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(m)(12)Rule 12b-1 Plan for the T. Rowe Price Retirement 2050 Fund—R Class dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(m)(13)Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(14)Rule 12b-1 Plan for the T. Rowe Price Retirement 2005 Fund—Advisor Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(15)Rule 12b-1 Plan for the T. Rowe Price Retirement 2005 Fund—R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(16)Rule 12b-1 Plan for the T. Rowe Price Retirement 2015 Fund—Advisor Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(17)Rule 12b-1 Plan for the T. Rowe Price Retirement 2015 Fund—R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(18)Rule 12b-1 Plan for the T. Rowe Price Retirement 2025 Fund—Advisor Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(19)Rule 12b-1 Plan for the T. Rowe Price Retirement 2025 Fund—R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(20)Rule 12b-1 Plan for the T. Rowe Price Retirement 2035 Fund—Advisor Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(21)Rule 12b-1 Plan for the T. Rowe Price Retirement 2035 Fund—R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(22)Rule 12b-1 Plan for the T. Rowe Price Retirement 2045 Fund—Advisor Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(23)Rule 12b-1 Plan for the T. Rowe Price Retirement 2045 Fund—R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(24)Rule 12b-1 Plan for the T. Rowe Price Retirement 2055 Fund—Advisor Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(m)(25)Rule 12b-1 Plan for the T. Rowe Price Retirement 2055 Fund—R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(n)(1)Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(2)Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(3)Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(4)Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(5)Rule 18f-3 Plan for the T. Rowe Price Retirement Income Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(6)Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund—Advisor Class and R Class dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(n)(7)Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund—Advisor Class and R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(n)(8)Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund—Advisor Class and R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(n)(9)Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund—Advisor Class and R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(n)(10)Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund—Advisor Class and R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(n)(11)Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund—Advisor Class and R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(n)(12)Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund—Advisor Class and R Class dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(p)Code of Ethics and Conduct, dated March 1, 2008

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant`s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys` fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation`s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. ("Price Associates"), a wholly owned subsidiary of Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of Price Associates, was incorporated in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. ("T. Rowe Price International"), a Maryland corporation, is a wholly owned subsidiary of TRP Finance, Inc. T. Rowe Price International was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund. T. Rowe Price International, which has offices in London, Baltimore, and other global locations, is an SEC registered investment adviser under the Investment Advisers Act of 1940, and is also registered with the Financial Services Authority ("FSA") in the United Kingdom, the Monetary Authority of Singapore ("MAS"), and the Securities and Futures Commission of Hong Kong ("SFC").

T. Rowe Price Global Investment Services Limited ("Global Investment Services"), is a U.K. corporation, organized in 2000 and a wholly owned subsidiary of Group. Global Investment Services is a registered investment adviser with the FSA, the Kanto Local Finance Bureau ("KLFB") and FSA in Japan, and with the SEC under the Investment Advisers Act of 1940. Global Investment Services is an investment manager, with primary responsibility for marketing and client servicing for non-U.S. clients. Global Investment Services may delegate investment management responsibilities to Price Associates or T. Rowe Price International. Global Investment Services also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. Global Investment Services is headquartered in London, and has several other global locations.

T. Rowe Price Global Asset Management Limited ("Global Asset Management"), is a U.K. corporation and a wholly owned subsidiary of Group. Global Asset Management is a registered investment adviser with the FSA and provides investment management services to Japanese investment trusts and other investment products for sale, investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management, or non-U.S. registered collective investment schemes and Global Asset Management. Global Asset Management is also an SEC registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which Price Associates and T. Rowe Price International sponsor and serve as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Marylandchartered limited-service trust company for the purpose of providing fiduciary services. The

Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. ("TRP Canada"), a wholly owned subsidiary of Price Associates, is a Maryland corporation organized in 1988. TRP Canada is registered with the Ontario Securities Commission, as a non-Canadian Advisor, in the categories of Investment Counsel and Portfolio Manager, to provide advisory services to individual and institutional clients residing in Canada. TRP Canada is also registered with the Manitoba Securities Commission as an Investment Counsel (International Adviser) and with the British Columbia Securities Commission as a Portfolio Manager and Investment Counsel (Securities) and with the SEC as a registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. ("TRP Suburban"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets.

T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of Group, was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management SARL is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). The Company acts as the sponsor of the Life Plan Income Fund, a Luxembourg FCP, and is charged with the administration and management of the Fund. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group, Inc.

Listed below are the directors and executive officers of Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group, Inc. Mr. Brady is the Managing Director of MidAtlantic of Ballantrae International, Ltd., a management consulting firm. He currently serves on the Board of Directors of Nexcen Brands, Inc., an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady`s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group, Inc. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies

distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus` address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group, Inc. Mr. Hebb is the chairman of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer retired as dean of the Johns Hopkins Bloomberg School of Public Health in September 2005. He continues to serve as a professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Chairman of the Micronutrient Forum; Director of the Lasker Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer`s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group, Inc. Mr. Taylor is president of Corporate Development Services, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust, and a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. He also serves on the National Board of the National Association of Industrial & Office Properties, and is President of its Maryland chapter. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor`s address is 6711 Columbia Gateway Drive, Suite 300, Columbia, Maryland 21046.

Anne Marie Whittemore, Director of T. Rowe Price Group, Inc. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore`s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of Group and/or the investment managers (Price Associates, T. Rowe Price International, Global Investment Services, or Global Asset Management):

Name	Company Name	Position Held With Company
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Chairman of the Board Director
	T. Rowe Price Global Investment Services Limited	Chairman of the Board Director
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International, Inc.	Director
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Savings Bank	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President
Jeremy M. Fisher	T. Rowe Price Global Asset Management Limited	Chief Compliance Officer Vice President
	T. Rowe Price Global Investment Services Limited	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International, Inc.	Chief Compliance Officer Vice President
John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Director
	T. Rowe Price Global Investment Services Limited	Director
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International, Inc.	Director
S. James Mazarakis	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
Mary J. Miller	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Recovery Fund II Associates, L.L.C.	Director
	T. Rowe Price Trust Company	Director
Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer
	TRP Colorado Springs, L.L.C.	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President
	TRP Finance, Inc.	Chairman of the Board Director President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	TRP Finance, Inc.	Director
	T. Rowe Price Trust Company	Vice President
R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Global Asset Management Limited	Chief Executive Officer Director President
	T. Rowe Price Global Investment Services Limited	Chief Executive Officer Director President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
	TRPH Corporation	Director President
	T. Rowe Price (Canada), Inc.	Vice President
David J.L. Warren	T. Rowe Price Associates, Inc.	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Global Asset Management Ltd.	Director
	T. Rowe Price Global Investment Services Ltd.	Director
	T. Rowe Price International, Inc.	Chief Executive Officer Director President
	T. Rowe Price (Luxembourg) Management SARL	Director

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also "Management of the Funds," in Registrant`s Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term Income Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Index Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and President	Chairman of the Board
John H. Cammack	Director and Vice President	None
David Oestreicher	Director and Vice President	Vice President
Wayne D. O`Melia	Director and Vice President	None
Sarah McCafferty	Compliance Officer and Vice President	None
Raymond Ahn	Vice President	None
Lorraine J. Andrews	Vice President	None
Jerrold Appelbaum	Vice President	None
Patricia M. Archer	Vice President	None
Steven J. Banks	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Martin P. Brown	Vice President	None
Margo B. Bryant	Vice President	None
Sheila P. Callahan	Vice President	None
Meredith C. Callanan	Vice President	None
Christine M. Carolan	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	Executive Vice President
Todd M. Cleary	Vice President	None
Linsley G. Craig	Vice President	None
Joseph A. Crumbling	Vice President	None
Peter A. DeLibro	Vice President	None
Timothy S. Dignan	Vice President	None
Edward L. Dunn, Jr.	Vice President	None
LeSales S. Dunworth	Vice President	None
Dennis J. Elliott	Vice President	None
James P. Erceg	Vice President	None
Christine S. Fahlund	Vice President	None
Forrest R. Foss	Vice President	None
Amy M. Frederick	Vice President	None
Bruce S. Fulton	Vice President	None
John A. Galateria	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Leah B. Greenstein	Vice President	None
Brian L. Habas	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
Joanne M. Healy	Vice President	None
Kristen L. Heerema	Vice President	None
Walter J. Helmlinger	Vice President	None
Gregory K. Hinkle	Vice President	Treasurer
Kristin Hirt	Vice President	None
Keller L. Hoak	Vice President	None
David A. Hueser	Vice President	None
Christopher J. Hufman	Vice President	None
Karen J. Igler	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Ann Kedia	Vice President	None
Brent F. Korte	Vice President	None
Steven A. Larson	Vice President	None
Gina M. Lea	Vice President	None
Gayle A. Lomax	Vice President	None
James R. Longenecker	Vice President	None
Jodi Ann Lopiano	Vice President	None
Christopher J. Ludwig	Vice President	None
Kimberly W. Madore	Vice President	None
Mark J. Mitchell	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
Paul Musante	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	President
Michele Pacitto	Vice President	None
Kristine A. Paden	Vice President	None
Glenn A. Pendleton	Vice President	None
Naomi S. Proshan	Vice President	None
Kenna E. Quereau	Vice President	None
Seamus A. Ray	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
Kenneth J. Rutherford	Vice President	None
Ann R. Schultz	Vice President	None
Kristin E. Seeberger	Vice President	None
Deborah D. Seidel	Vice President	None
John W. Seufert	Vice President	None
Kevin C. Shea	Vice President	None
Scott L. Sherman	Vice President	None
Thomas L. Siedell	Vice President	None
Donna B. Singer	Vice President	None
Carole Hofmeister Smith	Vice President	None
Sandra L. Stinson	Vice President	None
Scott Such	Vice President	None
John M. Townsend	Vice President	None
Jerome Tuccille	Vice President	None
Judith B. Ward	Vice President	None
Regina M. Watson	Vice President	None
William R. Weker, Jr.	Vice President	None
Lois A. Welsh	Vice President	None
Teresa F. Whitaker	Vice President	None
Natalie C. Widdowson	Vice President	None
James Zurad	Vice President	None
Barbara A. O`Connor	Treasurer and Vice President	None
Barbara A. Van Horn	Secretary	None
Megan R. Abbruzzese	Assistant Vice President	None
Kristen L. Alliger	Assistant Vice President	None
Megan A. Anderson	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None
Cheryl L. Armitage	Assistant Vice President	None
Kerrie L. Bailey	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Carl P. Beernink	Assistant Vice President	None
Cheri M. Belski	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Jonathan C. Boldebuck	Assistant Vice President	None
Melissa R. Brooke	Assistant Vice President	None
Michael A. Capella	Assistant Vice President	None
Danielle M. Chaisson	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Basil Clarke	Assistant Vice President	None
Colleen S. Councell	Assistant Vice President	None
Karis A. Cox	Assistant Vice President	None
Kellie L. Cummings	Assistant Vice President	None
Susan M. D`Angelo	Assistant Vice President	None
Terrence L. Davis	Assistant Vice President	None
Lauren D. DeLuca	Assistant Vice President	None
Heather S. Dondis	Assistant Vice President	None
William P. Duffy	Assistant Vice President	None
Jean M. Dunn	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Richard A. Fernandez	Assistant Vice President	None
Kerry L. Fox	Assistant Vice President	None
Dixie M. Frank	Assistant Vice President	None
Katherine M. Gavin	Assistant Vice President	None
David M. Gonzalez	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
Alan P. Graff	Assistant Vice President	None
Shannon J. Greene	Assistant Vice President	None
Seth Gusman	Assistant Vice President	None
Zane M. Hall	Assistant Vice President	None
Merrill H. Harrison	Assistant Vice President	None
Philip E. Hauser	Assistant Vice President	None
Michael C. Hoffman	Assistant Vice President	None
Bernadette A. Hughes	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Andrew G. Jacobs Van Merlen	Assistant Vice President	None
Christopher D. Johnson	Assistant Vice President	None
Jonathan Keeler	Assistant Vice President	None
Diana M. Kendall	Assistant Vice President	None
Anne Kim	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Michael J. Kubik	Assistant Vice President	None
Andrew V. Kyle	Assistant Vice President	None
Douglas C. Lambert	Assistant Vice President	None
Mary Beth Lange	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Ryan D. Matherly	Assistant Vice President	None
Charlotte L. Matthews	Assistant Vice President	None
Amy B. Murphy	Assistant Vice President	None
Mary J. Namian	Assistant Vice President	None
Gail M. Neidinger	Assistant Vice President	None
James C. Neubauer	Assistant Vice President	None
Dave J. Notarangelo	Assistant Vice President	None
Tim K. O`Brien	Assistant Vice President	None
Dennis J. O`Connell	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Beth C. Plotkins	Assistant Vice President	None
Brian R. Poole	Assistant Vice President	None
Ann M. Powers	Assistant Vice President	None
Valdra C. Pufpaff	Assistant Vice President	None
Leanna C. Rahll	Assistant Vice President	None
Diana N. Reck	Assistant Vice President	None
Gregory P. Rego	Assistant Vice President	None
Bart A. Riccardi	Assistant Vice President	None
Kendra M. Richardson	Assistant Vice President	None
John D. Richter	Assistant Vice President	None
Stuart L. Ritter	Assistant Vice President	None
Mary Heather Roosevelt Long	Assistant Vice President	None
Talmadge C. Rose	Assistant Vice President	None
Brooke A. Sank	Assistant Vice President	None
Jason M. Scarborough	Assistant Vice President	None
Jae M. Shin	Assistant Vice President	None
George S. Shirk III	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
Ian M. Smith	Assistant Vice President	None
Craig J. St. Thomas	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Brian Sullam	Assistant Vice President	None
August P. Vanderdonckt	Assistant Vice President	None
Brent W. Warner	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Jesse Wilson	Assistant Vice President	None
David F. Wirth	Assistant Vice President	None
Beverly Wisbar	Assistant Vice President	None
Barrett Wragg	Assistant Vice President	None
Lea B. Wray	Assistant Vice President	None
Joan E. Flister	Assistant Secretary	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this September 25, 2008.

T. Rowe Price Retirement Funds, Inc.

/s/Edward C. Bernard
By:Edward C. Bernard
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Chief Executive Officer)	September 25, 2008
/s/Gregory K. Hinkle Gregory K. Hinkle	Treasurer (Chief Financial Officer)	September 25, 2008
* Jeremiah E. Casey	Director	September 25, 2008
* Anthony W. Deering	Director	September 25, 2008
* Donald W. Dick, Jr.	Director	September 25, 2008
* David K. Fagin	Director	September 25, 2008
* Karen N. Horn	Director	September 25, 2008
* Theo C. Rodgers	Director	September 25, 2008
/s/Brian C. Rogers Brian C. Rogers	Director and Vice President	September 25, 2008
* John G. Schreiber	Director	September 25, 2008
*/s/David Oestreicher David Oestreicher	Vice President and AttorneyInFact	September 25, 2008